Schedules of Investments (unaudited)
December 31, 2025
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 16.9%
Entertainment — 8.6%
Netflix Inc.	2,560	$240,026 *
Nintendo Co. Ltd., ADR	3,876	65,349
ROBLOX Corp., Class A Shares	2,312	187,341 *
Roku Inc.	877	95,146 *
Spotify Technology SA	167	96,978 *
Total Entertainment		684,840
Interactive Media & Services — 8.3%
Alphabet Inc., Class A Shares	609	190,617
Meta Platforms Inc., Class A Shares	468	308,922
Scout24 SE	300	30,230 (a)
Tencent Holdings Ltd.	1,729	133,060
Trustpilot Group PLC	2,327	5,146 *(a)
Total Interactive Media & Services		667,975

Total Communication Services		1,352,815
Consumer Discretionary — 41.1%
Broadline Retail — 23.6%
Alibaba Group Holding Ltd.	5,931	108,813
Amazon.com Inc.	3,140	724,775 *
Coupang Inc.	4,089	96,459 *
eBay Inc.	1,529	133,176
Etsy Inc.	581	32,211 *
Global-e Online Ltd.	1,205	47,369 *
MercadoLibre Inc.	161	324,296 *
Naspers Ltd., Class N Shares	855	56,992
PDD Holdings Inc., ADR	630	71,436 *
Prosus NV	964	59,835
Sea Ltd., ADR	1,906	243,148 *
Total Broadline Retail		1,898,510
Diversified Consumer Services — 0.1%
Duolingo Inc.	38	6,669 *
Hotels, Restaurants & Leisure — 11.5%
Airbnb Inc., Class A Shares	301	40,851 *
Booking Holdings Inc.	60	321,320
DoorDash Inc., Class A Shares	1,987	450,016 *
Expedia Group Inc.	394	111,624
Total Hotels, Restaurants & Leisure		923,811
Specialty Retail — 5.9%
Carvana Co.	752	317,359 *
Chewy Inc., Class A Shares	3,436	113,560 *
Wayfair Inc., Class A Shares	408	40,967 *
Total Specialty Retail		471,886

Total Consumer Discretionary		3,300,876
Consumer Staples — 3.9%
Consumer Staples Distribution & Retail — 3.9%
Costco Wholesale Corp.	181	156,084
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Maplebear Inc.	1,488	$66,930 *
Walmart Inc.	810	90,242

Total Consumer Staples		313,256
Financials — 12.8%
Capital Markets — 2.0%
Bullish	402	15,224 *
Coinbase Global Inc., Class A Shares	208	47,037 *
Robinhood Markets Inc., Class A Shares	892	100,885 *
Total Capital Markets		163,146
Consumer Finance — 0.3%
Dave Inc.	86	19,041 *
Financial Services — 10.5%
Adyen NV, ADR	5,324	85,024 *
Affirm Holdings Inc.	3,725	277,252 *
Mastercard Inc., Class A Shares	323	184,394
Shift4 Payments Inc., Class A Shares	120	7,557 *
Toast Inc., Class A Shares	3,492	124,001 *
Visa Inc., Class A Shares	472	165,535
Total Financial Services		843,763

Total Financials		1,025,950
Health Care — 1.1%
Health Care Technology — 1.1%
Doximity Inc., Class A Shares	1,963	86,922 *

Industrials — 4.2%
Commercial Services & Supplies — 0.3%
RB Global Inc.	210	21,603
Ground Transportation — 3.1%
Lyft Inc., Class A Shares	1,042	20,183 *
Uber Technologies Inc.	2,560	209,178 *
XPO Inc.	175	23,784 *
Total Ground Transportation		253,145
Trading Companies & Distributors — 0.8%
Fastenal Co.	1,537	61,680

Total Industrials		336,428
Information Technology — 19.1%
IT Services — 10.1%
Shopify Inc., Class A Shares	5,029	809,518 *
Software — 9.0%
AppLovin Corp., Class A Shares	753	507,387 *
Descartes Systems Group Inc.	450	39,447 *
Life360 Inc.	896	57,470 *
Manhattan Associates Inc.	233	40,381 *
Samsara Inc., Class A Shares	676	23,964 *
Unity Software Inc.	1,179	52,076 *
Total Software		720,725

Total Information Technology		1,530,243
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 0.7%
Industrial REITs — 0.7%
Prologis Inc.	479	$61,149
Total Investments — 99.8% (Cost — $6,822,323)		8,007,639
Other Assets in Excess of Liabilities — 0.2%		12,258
Total Net Assets — 100.0%		$8,019,897

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Consumer Discretionary — 8.0%
Hotels, Restaurants & Leisure — 3.5%
Marriott International Inc., Class A Shares	262	$81,283
McDonald’s Corp.	321	98,107
Total Hotels, Restaurants & Leisure		179,390
Household Durables — 1.3%
DR Horton Inc.	466	67,118
Specialty Retail — 3.2%
Lowe’s Cos. Inc.	373	89,953
Tractor Supply Co.	1,468	73,415
Total Specialty Retail		163,368

Total Consumer Discretionary		409,876
Consumer Staples — 10.4%
Beverages — 2.5%
Coca-Cola Co.	1,812	126,677
Consumer Staples Distribution & Retail — 5.5%
Casey’s General Stores Inc.	152	84,012
Walmart Inc.	1,770	197,196
Total Consumer Staples Distribution & Retail		281,208
Household Products — 2.4%
Procter & Gamble Co.	872	124,966

Total Consumer Staples		532,851
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	784	119,490
EOG Resources Inc.	508	53,345

Total Energy		172,835
Financials — 18.7%
Banks — 4.2%
JPMorgan Chase & Co.	664	213,954
Capital Markets — 6.8%
Charles Schwab Corp.	1,077	107,603
Morgan Stanley	758	134,568
Nasdaq Inc.	1,109	107,717
Total Capital Markets		349,888
Financial Services — 5.9%
Apollo Global Management Inc.	767	111,031
Visa Inc., Class A Shares	551	193,241
Total Financial Services		304,272
Insurance — 1.8%
Marsh & McLennan Cos. Inc.	485	89,977

Total Financials		958,091
Health Care — 15.0%
Health Care Equipment & Supplies — 6.2%
Abbott Laboratories	897	112,385
STERIS PLC	307	77,831
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Stryker Corp.	364	$127,935
Total Health Care Equipment & Supplies		318,151
Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific Inc.	204	118,208
Pharmaceuticals — 6.5%
Eli Lilly & Co.	204	219,234
Johnson & Johnson	539	111,546
Total Pharmaceuticals		330,780

Total Health Care		767,139
Industrials — 10.5%
Aerospace & Defense — 2.6%
RTX Corp.	739	135,533
Building Products — 1.6%
Carrier Global Corp.	1,565	82,695
Commercial Services & Supplies — 1.5%
Cintas Corp.	415	78,049
Machinery — 2.8%
Parker-Hannifin Corp.	161	141,512
Trading Companies & Distributors — 2.0%
W.W. Grainger Inc.	99	99,896

Total Industrials		537,685
Information Technology — 26.3%
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A Shares	689	93,112
IT Services — 1.2%
Accenture PLC, Class A Shares	232	62,246
Semiconductors & Semiconductor Equipment — 7.3%
Broadcom Inc.	775	268,227
Texas Instruments Inc.	620	107,564
Total Semiconductors & Semiconductor Equipment		375,791
Software — 12.1%
Microsoft Corp.	812	392,699
Oracle Corp.	831	161,970
Roper Technologies Inc.	144	64,099
Total Software		618,768
Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	728	197,914

Total Information Technology		1,347,831
Materials — 3.9%
Chemicals — 3.9%
Linde PLC	344	146,678
Sherwin-Williams Co.	168	54,437

Total Materials		201,115
Utilities — 2.3%
Electric Utilities — 2.3%
NextEra Energy Inc.	1,489	119,537
Total Investments before Short-Term Investments (Cost — $4,942,684)		5,046,960
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $76,411)	3.620%	76,411	$76,411 (a)(b)(c)
Total Investments — 100.0% (Cost — $5,019,095)			5,123,371
Liabilities in Excess of Other Assets — (0.0)%††			(1,145)
Total Net Assets — 100.0%			$5,122,226

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $76,411 and the cost was $76,411 (Note 3).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.9%
Alabama — 9.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series A	5.250%	9/1/32	$9,835,000	$10,687,297 (a)(b)
Series A, Refunding	4.000%	12/1/31	200,000	204,688 (a)(b)
Series C	5.250%	8/1/27	1,000,000	1,012,675 (c)
Series C	5.500%	8/1/34	7,500,000	7,953,995 (a)(b)(c)
Series G	5.000%	10/1/35	16,075,000	17,034,758
City of Huntsville, AL, Health Care Authority Revenue, Series B	4.000%	6/1/45	1,000,000	960,412
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue:
Series A	5.000%	11/1/35	17,585,000	18,646,380
Series A-1	5.500%	1/1/31	2,185,000	2,388,093 (a)(b)
Series B	5.250%	6/1/32	5,230,000	5,693,796 (a)(b)
Series B-1	5.750%	11/1/31	935,000	1,036,041 (a)(b)
Homewood Educational Building Authority, AL, Horizons II LLC, Student Housing & Parking Project, Series C	5.500%	10/1/44	1,070,000	1,100,168
MidCity Improvement District, AL, Special Assessment Revenue:
Series 2022	4.250%	11/1/32	600,000	580,864
Series 2024	6.500%	11/1/44	250,000	243,980 (c)
Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	100,000	91,061 (c)
Selma, AL, Industrial Development Board Revenue, International Paper Company Project, Refunding	4.200%	5/1/34	2,640,000	2,743,645
Southeast Alabama Gas Supply, AL, Gas Supply Revenue, Series A, Refunding	5.000%	4/1/32	2,940,000	3,157,754 (a)(b)
Southeast Energy Authority, AL, Commodity Supply Revenue, Series A	5.500%	12/1/29	845,000	906,154 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series A	5.000%	6/1/35	10,420,000	10,864,837 (a)(b)
Series A	5.000%	11/1/35	17,205,000	18,282,080
Series B	5.250%	1/1/33	13,655,000	14,416,307 (a)(b)
Series C	5.000%	11/1/32	2,665,000	2,880,834 (a)(b)
Series H	5.000%	11/1/35	11,220,000	12,046,047
Total Alabama				132,931,866
Alaska — 0.3%
Alaska Railroad Corp. Cruise Port Revenue:
Series 2025, AG	5.500%	10/1/43	500,000	540,492 (d)
Series 2025, AG	5.500%	10/1/44	1,000,000	1,071,114 (d)
Series 2025, AG	5.500%	10/1/45	1,000,000	1,063,251 (d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	1,000,000	971,618
Total Alaska				3,646,475
Arizona — 0.6%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	9/1/27	2,650,000	2,700,284 (a)(b)(d)
Glendale, AZ, IDA Revenue, People of Faith Inc. Obligated Group, Series 2020 A	4.000%	5/15/31	160,000	156,221
Maricopa County, AZ, IDA Revenue, Grand Canyon University Project T	7.375%	10/1/29	2,925,000	3,069,676 (c)
Sierra Vista, AZ, Industrial Development Authority Revenue:
American Leadership Academy Project	5.000%	6/15/44	1,750,000	1,662,750 (c)
Georgetown Community Development Authority Project	9.000%	10/1/37	250,000	246,134 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Tempe, AZ, IDA Revenue:
Friendship Village of Tempe Project, Refunding	4.000%	12/1/31	$225,000	$226,234
Series A, Refunding	5.375%	12/1/46	500,000	501,155
Total Arizona				8,562,454
Arkansas — 0.5%
Arkansas Development Finance Authority Health Care Revenue:
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/39	140,000	143,841
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/44	2,500,000	2,512,623
Arkansas Development Finance Authority Hospital Revenue:
Washington Regional Medical Center, Series 2024	5.000%	2/1/35	1,475,000	1,533,661
Washington Regional Medical Center, Series 2024	5.000%	2/1/36	160,000	166,098
Jonesboro, AR, City Water & Light Plant, Public Utility System Revenue, Series 2025	4.000%	6/1/43	2,500,000	2,465,167
Total Arkansas				6,821,390
California — 5.8%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	5,740,000	5,985,985 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	1,830,000	1,993,241 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	8,880,000	9,439,509 (a)(b)
Clean Energy Project, Green Bonds, Series E	4.189%	3/1/31	4,595,000	4,617,629 (a)(b)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	990,000	1,080,802 (a)(b)
California State Community College Financing Authority Revenue, Napa Valley Properties LLC, College Project, Series A	4.250%	7/1/32	500,000	447,673 (c)
California State Community Housing Agency Essential Housing Revenue:
Junior Bonds Aster, Series A	4.000%	2/1/43	4,200,000	3,860,657 (c)
Junior Bonds Fountains, Series A	4.000%	8/1/46	3,755,000	3,186,058 (c)
Junior Bonds Glendale Properties, Series A	4.000%	8/1/47	2,320,000	1,782,384 (c)
Junior Revenue Bonds, Series A	4.000%	8/1/50	1,125,000	887,231 (c)
The Arbors, Series A	5.000%	8/1/50	4,895,000	4,584,519 (c)
Verdant Green Valley, Series A	5.000%	8/1/49	2,035,000	1,870,455 (c)
California State Health Facilities Financing Authority Revenue, Episcopal Communities & Services, Initial Entrance Fees	3.850%	11/15/27	1,000,000	1,000,726
California State Infrastructure & Economic Development Bank Revenue, Green Bonds, Brightline West Passenger Rail Project, Series B, Refunding	12.000%	2/1/26	400,000	296,000 (a)(b)(c)(d)
California State MFA Revenue:
Mobile Home Park, Subordinate Revenue, Caritas Projects, Series B, Refunding	3.000%	8/15/31	125,000	122,440
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/27	125,000	127,775 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/27	100,000	102,892 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/29	490,000	506,712 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/29	500,000	517,151 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/31	215,000	222,185 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/31	265,000	273,711 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/36	1,145,000	1,170,080 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,400,000	1,406,987 (d)
Senior Lien, LINXS APM Project, Series A, AG	3.500%	12/31/35	150,000	145,446 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Special Tax Revenue, Improvement Area No 1, Series B	5.000%	9/1/35	$300,000	$317,308
Special Tax Revenue, Improvement Area No 1, Series B	5.000%	9/1/40	275,000	285,943
Special Tax Revenue, Improvement Area No 2	5.000%	9/1/40	700,000	724,522
Special Tax Revenue, Series C	5.500%	9/1/34	60,000	65,218
Special Tax Revenue, Series C	5.750%	9/1/37	400,000	433,792
Special Tax Revenue, Series C	6.000%	9/1/42	630,000	678,939
Special Tax Revenue, Series D	5.000%	9/1/35	350,000	369,877
Special Tax Revenue, Series D	5.000%	9/1/40	550,000	569,267
Special Tax Revenue, Series D	6.000%	9/1/42	265,000	285,586
California State MFA Special Finance Agency Essential Housing Revenue:
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/45	5,340,000	4,718,792 (c)
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/47	5,565,000	5,086,331 (c)
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/47	3,220,000	2,943,034 (c)
Junior Bonds Solana at Grand, Series 2022	4.375%	8/1/49	1,790,000	1,522,954 (c)
California State PCFA Solid Waste Disposal Revenue, Calplant I Project, Green Bonds, Series 2017	7.500%	7/1/32	250,000	2,813 *(c)(d)(e)(f)(g)
California State School Finance Authority Revenue:
Aspire Public School, Unrefunded	5.000%	8/1/36	1,450,000	1,450,296 (c)
Classical Academy, Series A	3.000%	10/1/30	135,000	131,082 (c)
Community High School Foundation Inc., Series 2017, Refunding	5.000%	6/1/27	50,000	51,557 (c)(h)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/27	50,000	50,660 (c)
John Adams Academies, Series A	4.500%	7/1/32	245,000	249,931 (c)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	155,000	143,548 (c)
Mezzanine Lien, Waterscape Apartments, Social Bonds	4.000%	9/1/46	1,800,000	1,495,329 (c)
Mezzanine Lien,Towne-Glendale, Social Bonds	5.000%	9/1/37	900,000	917,787 (c)
Parallel-Anaheim, Social Bonds, Series A	4.000%	8/1/56	100,000	89,493 (c)
Renaissance at City Center, Series A	5.000%	7/1/51	4,030,000	3,805,028 (c)
Elsinore Valley, CA, Municipal Water Special Tax Revenue, Community Facilities District No 2020, Series A	4.000%	9/1/27	100,000	100,469 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.206%	11/15/27	3,000,000	3,036,181 (b)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Improvement Area No 1, Community Facilities District No 2023-1	5.000%	9/1/38	435,000	459,137
Improvement Area No 2, Community Facilities District No 2003-1	5.000%	9/1/32	500,000	532,816
Improvement Area No 3, Community Facilities District No 2003-1, Refunding	5.000%	9/1/35	410,000	439,360
Improvement Area No 3, Community Facilities District No 2003-1, Refunding	4.500%	9/1/40	600,000	603,841
San Francisco, CA, City & County Development Special Tax Revenue, Mission Rock Facilities & Services, Series A	4.000%	9/1/36	100,000	100,761 (c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	4.227%	11/1/38	1,405,000	1,360,446 (b)
Total California				78,650,346
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — 1.6%
Bradburn Metropolitan District No 2, Colorado Limited Tax, GO, Improvement Bonds, Series A, Refunding	5.000%	12/1/38	$600,000	$607,001
City & County of Broomfield, CO, Water Activity Enterprise Water Revenue, Series 2021	4.000%	12/1/46	1,500,000	1,431,184
Colorado Educational & Cultural Facilities Authority, Charter School, Golden View Classical Academy Project, Refunding	4.000%	1/1/32	200,000	202,205
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/37	1,560,000	1,568,742
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/38	1,685,000	1,685,200
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/39	1,405,000	1,390,740
Commonspirit Health Initiatives, Series A-2, Refunding	5.000%	8/1/39	2,000,000	2,081,639
Improvement and Refunding Revenue, Christian Living Neighborhoods, Series 2019	4.000%	1/1/29	100,000	99,672
Improvement Second Tier Bonds, Bethesda Project	5.250%	9/15/45	1,575,000	1,581,387
Denver, CO, Health & Hospital Authority Revenue:
Series 2017, Refunding	4.000%	12/1/36	205,000	203,953 (c)
Series 2019	5.000%	12/1/45	990,000	1,006,101
Series 2019, Refunding	4.000%	12/1/37	1,210,000	1,190,539
Series 2019, Refunding	4.000%	12/1/38	1,430,000	1,393,718
Series 2019, Refunding	4.000%	12/1/39	1,820,000	1,745,165
E-470 Public Highway Authority Revenue, CO, Senior Bonds, Series B, Refunding (SOFR x 0.670 + 0.750%)	3.276%	9/1/26	1,000,000	998,271 (a)(b)
Kinston Metropolitan District, CO, GO, Series A, Refunding	5.500%	12/1/45	560,000	567,299 (c)
Raindance, CO, Metropolitan District No 1, Non-Potable Water System Revenue, Water Activity Enterprise, Series 2020	5.000%	12/1/40	623,000	623,363
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,300,000	1,425,544 (c)
Southglenn Metropolitan District, CO, GO, Refunding	5.000%	12/1/30	100,000	100,085
Southlands Metropolitan District No 1, CO, GO:
Series A	3.500%	12/1/27	135,000	133,577
Series A, Refunding	3.500%	12/1/27	100,000	98,910
Series A, Refunding	5.000%	12/1/37	310,000	311,718
Sterling Ranch Community Authority Board, CO, Special Assessment Revenue, Board Douglas County Colorado Special Improvement, District No 1	5.625%	12/1/43	1,070,000	1,096,616
Total Colorado				21,542,629
Connecticut — 0.5%
Connecticut State HEFA Revenue:
Masonicare Issue, Series F, Refunding	5.000%	7/1/37	1,185,000	1,188,746
Masonicare Issue, Series F, Refunding	5.000%	7/1/43	5,500,000	5,460,034
McLean Affiliates Obligated Group, Series A	5.000%	1/1/30	100,000	100,186 (c)
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/29	5,000	5,155
Total Connecticut				6,754,121
Delaware — 0.2%
Delaware State EDA Revenue, Charter Schools Revenue, Series 2021, Refunding	4.000%	9/1/41	1,000,000	925,887
Delaware State Housing Authority Revenue, Senior Single Family Mortgage Revenue, Series B, GNMA/FNMA/FHLMC	4.650%	7/1/40	1,000,000	1,034,080
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Delaware — continued
Kent County, DE, Revenue, Student Housing and Dining Facility, University Project, Series A	5.000%	7/1/29	$100,000	$101,787
Total Delaware				2,061,754
District of Columbia — 0.0%††
District of Columbia Revenue:
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/33	250,000	284,367 (d)
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/36	25,000	28,865 (d)
DC Project, Smart Street Lighting Project Series A	5.500%	2/28/37	120,000	138,557 (d)
Total District of Columbia				451,789
Florida — 10.5%
Angeline, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.500%	5/1/45	300,000	303,410
Antillia, FL, Community Development District Miami-Dade County Special Assessment Revenue, Series 2024	5.000%	5/1/31	350,000	357,589
Artisan, FL, Lakes East Community Development District Revenue, Manatee County Florida Capital Improvement Bond	2.300%	5/1/26	100,000	99,463 (c)
Astonia, FL, Community Development District Polk County, Special Assessment Revenue, Assessment Area One, Series 2020	3.375%	5/1/30	145,000	144,626 (c)
Avalon, FL, Groves Community Development District Special Assessment Revenue, Assessment Area One, Series 2021	2.375%	5/1/26	35,000	34,846
Avalon, FL, Park West Community Development District Special Assessment Revenue, Series 2020, Refunding	3.250%	5/1/30	100,000	98,334 (c)
Aventura, FL, Isles Community Development District Miami-Dade County Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/43	1,210,000	1,230,755
Babcock Ranch, FL, Community Independent Special District Revenue:
Charlotte County, Special Assessment Revenue, Assessment Area Three	3.000%	5/1/30	145,000	142,170
Charlotte County, Special Assessment Revenue, Assessment Area Two	3.000%	5/1/30	50,000	49,222
Charlotte County, Special Assessment Revenue, Series 2022	4.125%	5/1/27	570,000	570,566
Charlotte County, Special Assessment Revenue, Series 2022	4.250%	5/1/32	55,000	55,685
Charlotte County, Special Assessment Revenue, Series 2022	5.000%	5/1/42	25,000	25,398
Bella Tara, FL, Community Development District Revenue, Osceola County, Special Assessment Revenue, Assessment Area One, Series 2025	5.875%	5/1/45	805,000	834,503
Belmond Reserve, FL, Community Development District Special Assessment Revenue, Series 2020	3.250%	5/1/30	100,000	98,649
Berry Bay, FL, Community Development District Special Assessment Revenue, Assessment Area One, Series 2021	3.125%	5/1/31	100,000	95,479
Black Creek, FL, Community Development District Miami-Dade County Florida Special Assessment Revenue, Expansion Area Project	5.125%	6/15/32	100,000	106,341
Brevard County, FL, Health Facilities Authority Hospital Revenue, Series A, Refunding	5.000%	4/1/47	2,860,000	2,906,822
Brightwater, FL, Community Development District Capital Improvement Revenue, Assessment Area Two	5.350%	5/1/44	250,000	256,601 (c)
Buena Lago, FL, Community Development District Capital Improvement Revenue, Series 2022	5.250%	5/1/42	665,000	695,900
Capital Projects, FL, Finance Authority Revenue:
Student Housing, Loan Program, Series A	5.250%	6/1/44	1,000,000	987,649 (c)
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/30	1,000,000	1,067,693
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/32	1,555,000	1,650,007
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/34	$1,000,000	$1,052,230
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/35	1,000,000	1,047,047
Capital Trust Agency Inc., FL, Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	3.000%	7/1/31	125,000	117,368 (c)
Liza Jackson Preparatory School Inc., Series A	4.000%	8/1/30	210,000	210,996
Liza Jackson Preparatory School Inc., Series A	5.000%	8/1/40	720,000	727,386
South Tech Schools Project, Series A	5.000%	6/15/40	2,210,000	2,210,658 (c)
Capital Trust Agency Inc., FL, Senior Revenue:
Educational Growth Fund LLC, Charter School Portfolio Projects, Series A-1	3.375%	7/1/31	85,000	82,045 (c)
Wonderful Foundations Charter School Portfolio Project, Series A-1	3.300%	1/1/31	275,000	260,442 (c)
Wonderful Foundations Charter School Portfolio Project, Series A-1	4.500%	1/1/35	295,000	290,183 (c)
Capital Trust Agency Inc., FL, Student Housing Revenue:
University Bridge LLC, Student Housing Project, Series A	4.000%	12/1/28	300,000	299,708 (c)
University Bridge LLC, Student Housing Project, Series A	5.250%	12/1/43	4,375,000	4,376,713 (c)
Capital Trust Authority, FL, Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	5.625%	7/1/40	1,785,000	1,817,913 (c)
Academir Charter Schools Inc., Series A	6.250%	7/1/45	1,000,000	1,015,459 (c)
Madron Tech Student Housing I LLC, Florida Institute of Technology Project, Series A	4.750%	7/1/40	1,150,000	1,149,742 (c)
Madron Tech Student Housing I LLC, Florida Institute of Technology Project, Series A	5.000%	7/1/45	350,000	337,542 (c)
Capital Trust Authority, FL, Multifamily Housing Revenue, Gulf Coast Portfolio, Refunding	0.000%	3/1/29	855,000	725,887 (c)
Caymas, FL, Community Development District Revenue, Collier County Capital Improvement Bond, Assessment Area One	4.450%	5/1/31	240,000	243,805
Cedar Crossings, FL, Community Development District Revenue, Polk County, Special Assessment Revenue, Series 2025	5.300%	5/1/45	600,000	600,009 (c)
Celebration Community Development District Special Assessment Revenue, Assessment Area One	3.125%	5/1/41	50,000	43,439
Center Lake Ranch West, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.300%	5/1/45	600,000	603,810 (c)
Central Parc, FL, Community Development District Special Assessment Revenue, City of North Port Florida, Series 2024	5.700%	5/1/44	1,000,000	1,014,750
Chaparral of Palm Bay Community Development District Revenue, Capital Improvement, Assessment Area Two	4.500%	5/1/31	410,000	415,503
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project	5.125%	10/1/35	500,000	517,222 (d)
Coddington, FL, Community Development District, Special Assessment Revenue:
Capital Improvement, Series 2022	5.000%	5/1/32	270,000	287,766
Capital Improvement, Series 2022	5.750%	5/1/42	70,000	73,998
Connerton East, FL, Community Development District, Special Assessment Revenue:
Assessment Area One	4.250%	6/15/30	165,000	168,118
Assessment Area Three	5.250%	6/15/45	670,000	670,965
Assessment Area Two	5.450%	6/15/45	500,000	508,821
Coral Bay, FL, Community Development District, Special Assessment Revenue, Series 2022	5.500%	5/1/42	280,000	291,887
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Coral Keys, FL, Community Development District, Special Assessment Revenue, Series 2020	3.125%	5/1/30	$165,000	$162,798
Cordoba Ranch, FL, Community Development District, Special Assessment Revenue, Series 2021, Refunding	3.000%	5/1/31	100,000	98,127
Cordova Palms, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2022	4.800%	5/1/27	50,000	50,330
Series 2021	2.800%	5/1/31	100,000	94,719
Creekview, FL, Community Development District, Special Assessment Revenue, Series 2024	5.375%	5/1/44	1,145,000	1,152,041
Cresswind DeLand, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	745,000	750,370
Cross Creek North, FL, Community Development District, Special Assessment Revenue, Series 2022	4.250%	5/1/42	1,000,000	968,422
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	4.650%	5/1/31	300,000	304,005 (c)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.300%	5/1/45	660,000	664,357
Series 2020	3.125%	5/1/30	55,000	54,331 (c)
Cypress Park Estates, FL, Community Development District, Special Assessment Revenue, Series 2022	4.375%	5/1/27	55,000	55,132
Cypress Ridge, FL, Community Development District, Special Assessment Revenue, Series 2023	4.875%	5/1/30	335,000	342,123
Darby, FL, Community Development District, Special Assessment Revenue, Series 2024A-2	5.875%	5/1/35	200,000	211,179
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue:
Series 2023	4.125%	5/1/30	105,000	106,583
Series 2025	5.375%	5/1/45	375,000	378,858 (c)
Del Webb River Reserve, FL, Community Development District, Special Assessment Revenue, Series 2025	5.625%	5/1/45	425,000	439,434
Downtown Doral South, FL, Community Development District, Special Assessment Revenue, Series 2018	4.250%	12/15/28	165,000	166,604 (c)
DW Bayview, FL, Community Development District, Special Assessment Revenue, Series 2021	3.000%	5/1/32	100,000	98,189 (c)
EA McKinnon Groves, FL, Community Development District, Special Assessment Revenue, Series 2025	5.250%	5/1/45	855,000	856,373
East 547, FL, Community Development District, Special Assessment Revenue, Series 2024	5.500%	5/1/30	135,000	139,359
East Bonita Beach Road, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2021	3.000%	5/1/32	100,000	98,021
East Nassau County, FL, Special Assessment Revenue, Stewardship District, Series 2025	6.000%	5/1/45	1,000,000	1,038,335
Edgewater East, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.100%	5/1/31	100,000	96,524
Series 2022	3.000%	5/1/27	125,000	123,617
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Enbrook, FL, Community Development District, Special Assessment Revenue, Series 2020	3.000%	5/1/30	$100,000	$96,447 (c)
Entrada, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	300,000	300,266
Epperson North, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.000%	5/1/31	80,000	76,650
Series 2024	4.500%	5/1/31	135,000	137,065
Escambia, FL, County Health Facilities Authority Revenue:
Baptist Health Care Corp. Obligated Group, Series A, Refunding	5.000%	8/15/38	1,070,000	1,105,578
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/34	2,240,000	2,357,505
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/40	440,000	450,039
Everlands II, FL, Community Development District, Special Assessment Revenue, Series 2024	5.200%	6/15/44	125,000	127,136
Everlands, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.200%	6/15/44	750,000	754,730 (c)
Series 2024	5.250%	6/15/44	275,000	280,237
Firethorn, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	370,000	370,275
Florida State Development Finance Corp. Healthcare Facilities Revenue:
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/37	1,110,000	1,169,513
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/39	2,640,000	2,757,601
UF Health Jacksonville Project, Series, Series A, Refunding	5.000%	2/1/38	290,000	304,092
Florida State Development Finance Corp. Revenue:
Brightline Passenger Rail Project, Refunding, AG	5.000%	7/1/44	265,000	260,417 (d)
Brightline Passenger Rail Project, Series B	10.000%	1/31/26	350,000	245,000 (a)(b)(c)(d)
Florida State Development Finance Corp. Senior Living Revenue:
Glenridge on Palmer Ranch Obligated Group, Series 2021, Refunding	5.000%	6/1/31	200,000	210,120 (c)
Mayflower Retirement Community Project, Series A, Refunding	4.000%	6/1/31	100,000	98,410 (c)
Florida State Housing Finance Corp. Revenue:
Homeowner Mortgage Revenue, Series 3, GNMA/FNMA/FHLMC	5.000%	7/1/45	430,000	438,799
Homeowner Mortgage Revenue, Series 5, GNMA/FNMA/FHLMC	4.900%	7/1/45	875,000	898,589
Florida State Local Government Finance Commission, Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.000%	6/15/45	1,000,000	1,026,550 (c)
Florida State Municipal Loan Council, Capital Improvement Revenue, Shingle Creek Transit and Utility Community Development District	5.150%	5/1/44	220,000	224,981 (d)
Flow Way, FL, Community Development District, Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/44	1,000,000	1,013,820
Forest Lake, FL, Community Development District, Special Assessment Revenue, Series 2020	3.250%	5/1/30	145,000	143,615 (c)
Fox Branch Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.200%	5/1/45	530,000	532,344
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	610,000	621,397
Grand Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	5/1/30	150,000	150,825
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Grande Pines, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2024	4.650%	5/1/34	$430,000	$441,574
Hacienda North, FL, Community Development District, Special Assessment Revenue, Series 2023	5.500%	5/1/33	135,000	142,725
Hammock Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	5.000%	5/1/31	105,000	107,102
Hammock Reserve, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2020	3.250%	5/1/30	100,000	98,847
Assessment Area One, Series 2020	4.000%	5/1/40	540,000	524,454
Harmony on Lake Eloise, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.450%	11/1/45	825,000	831,092
Harmony West, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2023	5.000%	5/1/43	30,000	30,497
Harvest Ridge, FL, Community Development District, Special Assessment Revenue, Series 2024	5.125%	5/1/44	500,000	509,898
Hawkstone, FL, Community Development District, Special Assessment Revenue, Series 2023	4.375%	5/1/30	155,000	157,356
Herons Glen, FL, Recreation District, Special Assessment Revenue, Series 2020, Refunding, BAM	3.000%	5/1/32	100,000	100,028
Hickory Tree, FL, Community Development District, Special Assessment Revenue, Series 2024	4.500%	5/1/31	455,000	460,196
Highland Trails, FL, Community Development District, Special Assessment Revenue, Series 2024	4.700%	5/1/31	190,000	194,121
Hillcrest Preserve, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	1,000,000	985,089 (c)
Hills of Minneola, FL, Community Development District, Special Assessment Revenue, Series 2021	2.375%	5/1/26	25,000	24,877
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2024	4.850%	6/15/31	225,000	228,486
Assessment Area One, Series 2024	5.375%	6/15/44	185,000	186,671
Ibis Landing, FL, Community Development District, Special Assessment Revenue, Series 2025	5.700%	6/15/45	535,000	557,215
Indigo, FL, Community Development District, Special Assessment Revenue, Series 2021	2.700%	5/1/31	100,000	95,496
Jacksonville, FL, Health Care Facilities Revenue, Brooks Rehabilitation, Series 2020, Refunding	4.000%	11/1/40	1,565,000	1,524,055
Juniper Cove, FL, Community Development District, Capital Improvement Revenue	5.450%	5/1/45	500,000	507,679
Kelly Park, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2023	5.125%	11/1/30	155,000	159,467
Assessment Area One Project, Series 2025	5.300%	5/1/45	650,000	654,291
Keys Edge, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.100%	5/1/44	475,000	475,811
Kindred, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.000%	5/1/30	155,000	152,587
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series 2023	5.650%	5/1/43	$400,000	$420,297
Kingman Gate, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.125%	6/15/30	110,000	109,408
Series 2021	2.500%	6/15/26	20,000	19,905
Kissimmee Park, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.875%	5/1/45	430,000	445,759
Lake Mattie Preserve, FL, Community Development District, Capital Improvement Revenue, Phase 1 Project	5.500%	5/1/44	1,000,000	1,011,515
Lakes at Bella Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.750%	5/1/43	165,000	171,387
Lakes by the Bay South, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/34	440,000	479,063
Lakes of Sarasota, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project	3.400%	5/1/31	135,000	132,434
Assessment Area Two Project	3.000%	5/1/26	80,000	79,812
Series 2024	5.300%	5/1/44	525,000	526,157
Series 2025	5.500%	5/1/45	630,000	635,957
Lakeside at Satilla, FL, Community Development District, Capital Improvement Revenue	5.375%	5/1/45	600,000	606,633 (c)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Azario Project	3.200%	5/1/30	175,000	172,219
Lakewood Ranch Southeast Project	5.500%	5/1/40	825,000	874,960
Lorraine Lakes Project	3.125%	5/1/30	60,000	58,868 (c)
Northeast Sector Project - Phase 2, Refunding	3.200%	5/1/30	100,000	97,978 (c)
Palm Grove Project	5.250%	5/1/44	580,000	591,092
Star Farms At Lakewood Ranch Project – Phase 1/2	2.700%	5/1/31	100,000	94,751
Taylor Ranch Project	6.125%	5/1/43	500,000	535,112
Villages of Lakewood Ranch South Project	4.250%	5/1/26	460,000	460,543
Langley South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.125%	5/1/44	190,000	190,394
Lawson Dunes, FL, Community Development District, Special Assessment Revenue	4.375%	5/1/27	65,000	65,230
Lee County, FL, IDA, Healthcare Facilities Revenue, Shell Point Obligated Group	4.375%	11/15/29	1,000,000	1,005,383
Longleaf, FL, Community Development District, Capital Improvement Revenue:
Neighborhood 4, Assessment Area One Project, Series 2024	4.500%	5/1/31	120,000	122,438 (c)
Neighborhood 4, Assessment Area Two Project, Series 2024	4.375%	5/1/31	240,000	242,111
Neighborhood 4, Assessment Area Two Project, Series 2024	5.200%	5/1/44	710,000	705,318
Los Cayos, FL, Community Development District, Special Assessment Revenue	4.400%	6/15/31	265,000	270,229
LT Ranch, FL, Community Development District, Capital Improvement Revenue:
Phase IIA Assessment Area, Series 2022-2	5.000%	5/1/27	120,000	121,091
Series 2022-2	5.500%	5/1/42	190,000	196,909
LTC Ranch West Residential, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project, Refunding	5.375%	5/1/44	975,000	972,577
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Madeira, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.500%	5/1/45	$500,000	$502,178
Magnolia Island, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.550%	5/1/45	250,000	251,994
Magnolia Park, FL, Community Development District, Special Assessment Revenue, Refunding	4.000%	5/1/31	47,000	48,291 (c)
Marion Ranch, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.100%	5/1/31	185,000	189,064
Series 2024	5.700%	5/1/44	890,000	910,295
Meadow View at Twin Creeks, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	70,000	66,938
Miami, FL, HFA Revenue, Miami Jewish Health Systems Inc. Project, Refunding	5.000%	7/1/28	150,000	149,513
Middleton A, FL, Community Development District, Special Assessment Revenue	5.450%	5/1/32	200,000	214,641
Mirada II, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/31	100,000	92,795
Newport Isles, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	440,000	440,105
Newton Road, FL, Community Development District, Special Assessment Revenue	5.500%	6/15/45	835,000	847,706 (c)
Normandy, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project, Series 2024	4.625%	5/1/31	430,000	434,840 (c)
Assessment Area One Project, Series 2024	5.300%	5/1/44	1,320,000	1,302,265 (c)
North Powerline Road, FL, Community Development District, Special Assessment Revenue	4.750%	5/1/27	85,000	85,537 (c)
North River Ranch Improvement Stewardship District, FL, Special Assessment Revenue, Manatee County	5.700%	5/1/29	145,000	148,198
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	400,000	406,924 (c)
Old Hickory, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	100,000	97,288
Orlando, FL, Contract Tourist Development Tax Revenue, Series 2025, AG	5.500%	11/1/50	2,560,000	2,796,433
Pacific Ace, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.200%	5/1/44	500,000	505,274
Palermo, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two Project, Series 2025	5.350%	6/15/45	745,000	761,566
Series 2023	4.125%	6/15/30	65,000	66,033
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	300,000	329,718
Jupiter Medical Center Project, Series A	5.000%	11/1/36	965,000	1,026,983
Jupiter Medical Center Project, Series A	5.000%	11/1/37	585,000	618,454
Jupiter Medical Center Project, Series A	5.000%	11/1/38	75,000	78,889
Jupiter Medical Center Project, Series A	5.000%	11/1/39	215,000	224,857
Jupiter Medical Center Project, Series A	5.000%	11/1/40	700,000	726,295
Jupiter Medical Center Project, Series A	5.000%	11/1/41	90,000	92,979
Jupiter Medical Center Project, Series A	5.000%	11/1/42	145,000	148,870
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Beach County, FL, Health Facilities Authority Revenue:
Lifespace Communities Inc., Series B	5.000%	5/15/37	$1,295,000	$1,302,852
Lifespace Communities Inc., Series B	5.000%	5/15/41	725,000	725,128
Lifespace Communities Inc., Series C, Refunding	5.000%	5/15/27	307,000	307,138
Lifespace Communities Inc., Series C, Refunding	5.000%	5/15/30	30,000	30,014
Lifespace Communities Inc., Series C, Refunding	4.000%	5/15/35	905,000	877,566
Palm Coast Park, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.150%	5/1/27	200,000	200,569
Series 2024	5.000%	5/1/44	270,000	268,194
Palm Gate, FL, Community Development District, Special Assessment Revenue	5.300%	6/15/45	945,000	940,333
Palm Glades, FL, Community Development District, Senior Special Assessment Revenue, Series A-1	4.000%	11/1/38	810,000	801,922
Parkside Trails, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	350,000	350,560
Parkview at Long Lake Ranch, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/30	100,000	96,476
Parrish Lakes II, FL, Community Development District, Capital Improvement Revenue	5.125%	5/1/44	1,500,000	1,492,690
Parrish Lakes, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Three Project	5.000%	5/1/31	240,000	244,402
Series 2023	4.000%	5/1/30	155,000	156,204
Series 2024	5.500%	5/1/44	925,000	938,110
Parrish Plantation, FL, Community Development District, Special Assessment Revenue:
Assessment Area Three Project	5.800%	5/1/44	200,000	206,977
Series 2021	3.125%	5/1/31	100,000	96,690
Series 2024	4.750%	5/1/31	80,000	81,844
Pasadena Ridge, FL, Community Development District, Capital Improvement Revenue	5.050%	5/1/44	250,000	248,923
Peace Creek Village, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.500%	5/1/44	825,000	842,849
Series 2025	4.625%	5/1/31	325,000	331,260
Peace Crossing, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/31	325,000	328,611
Pine Ridge Plantation, FL, Community Development District, Special Assessment Revenue, Refunding	3.300%	5/1/30	150,000	149,343
Pioneer Ranch, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	550,000	547,621
Poitras East, FL, Community Development District, Special Assessment Revenue, Series 2023	4.000%	5/1/28	100,000	100,567
Preserve at Legends Pointe, FL, Community Development District, Capital Improvement Revenue	5.625%	5/1/45	535,000	548,610 (c)
Preserve at South Branch, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	98,703
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Reflection Bay, FL, Community Development District, Special Assessment Revenue	5.625%	5/1/45	$210,000	$214,857
Regal Village, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/44	245,000	248,357
Reserve at Van Oaks, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/43	180,000	185,260
Reunion East, FL, Community Development District, Special Assessment Revenue	2.850%	5/1/31	100,000	96,557
Reunion West, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project	4.750%	11/1/38	435,000	438,854 (c)
River Hall, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Five Project	5.350%	5/1/44	635,000	639,578 (c)
Assessment Area Four Project	6.250%	5/1/43	170,000	182,061
River Landing, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/45	640,000	643,302
Rivers Edge II, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	97,206
Rivers Edge III, FL, Community Development District, Capital Improvement Revenue, St. Johns County	2.400%	5/1/26	100,000	99,561 (c)
Riverwalk, FL, Community Development District, Special Assessment Revenue, Series A	5.300%	5/1/45	255,000	256,619 (c)
Rolling Oaks, FL, Community Development District, Special Assessment Revenue	6.250%	5/1/42	220,000	234,117 (c)
Rye Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.000%	11/1/30	55,000	56,449 (c)
Saddle Creek Preserve of Polk County, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	80,000	78,475
Saltmeadows, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.250%	5/1/42	165,000	169,890
Series 2025	5.750%	5/1/45	230,000	237,855 (c)
Sanctuary Cove, FL, Community Development District, Special Assessment Revenue	2.125%	5/1/26	70,000	69,584
Sandmine Road, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2020	3.125%	5/1/30	100,000	99,501 (c)
Assessment Area Two Project, Series 2021	2.300%	11/1/26	15,000	14,855
Sandridge, FL, Community Development District, Special Assessment Revenue	2.875%	5/1/26	100,000	99,728
Sawgrass Village, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	6.125%	11/1/43	155,000	163,894
Sawyers Landing, FL, Community Development District, Special Assessment Revenue	3.750%	5/1/31	150,000	150,299
Scenic Terrace North, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/30	300,000	306,921
Seaton Creek Reserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.625%	6/15/30	20,000	20,422 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sebastian Isles, FL, Community Development District, Capital Improvement Revenue	5.000%	5/1/44	$175,000	$175,535
Sherwood Manor, FL, Community Development District, Special Assessment Revenue	4.625%	5/1/30	95,000	96,928
Shingle Creek at Bronson, FL, Community Development District, Special Assessment Revenue	3.100%	6/15/31	100,000	98,494
Silver Oaks, FL, Community Development District, Special Assessment Revenue	4.700%	5/1/31	205,000	208,991
Six Mile Creek, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Two Project, Series 2021, Refunding	3.100%	5/1/31	75,000	72,252
Series 2024	5.100%	5/1/44	750,000	741,515
Somerset Bay, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	4.850%	5/1/31	305,000	309,223 (c)
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	200,000	200,645
Series 2022, Refunding	4.200%	5/1/37	200,000	196,814
Sorrento Pines, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	4.375%	5/1/30	45,000	45,857
Assessment Area One Project	5.250%	5/1/43	180,000	185,967
South Fork East, FL, Community Development District, Capital Improvement Revenue, Refunding	4.000%	5/1/31	1,390,000	1,390,301
Southern Groves No 5, FL, Community Development District, Special Assessment Revenue:
Port St. Lucie, Series 2022	5.800%	5/1/42	500,000	535,280
Port St. Lucie, Series 2024	5.450%	5/1/44	345,000	358,883
Springs at Lake Alfred, FL, Community Development District, Special Assessment Revenue	5.250%	5/1/44	365,000	369,743
St Augustine Lakes, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.375%	6/15/42	150,000	155,680
St. Johns County, Series 2022	4.700%	6/15/29	440,000	447,174
Starling, FL, Community Development District, Special Assessment Revenue, Series 2025	5.375%	5/1/45	1,000,000	997,095 (c)
Stillwater, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/31	100,000	95,215 (c)
Stonegate Preserve, FL, Community Development District, Special Assessment Revenue	5.700%	6/15/45	700,000	724,752
Stuart Crossing, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.375%	5/1/31	170,000	172,836 (c)
Summer Woods, FL, Community Development District, Special Assessment Revenue	3.150%	5/1/31	75,000	72,396
Summit View, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	4.750%	5/1/31	390,000	397,695
Sunbridge Stewardship District, FL, Special Assessment Revenue, Del Webb Phase 1/2 Project	4.500%	5/1/27	135,000	135,749
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Tamarindo, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	$100,000	$95,533
Terra Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.400%	5/1/45	1,190,000	1,188,669
Terreno, FL, Community Development District, Special Assessment Revenue:
Series 2023	5.000%	5/1/43	240,000	244,124
Series 2025	5.400%	5/1/45	550,000	559,280
Timber Creek Southwest, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	150,000	144,794
Tohoqua, FL, Community Development District, Special Assessment Revenue:
Phase 2 Project	2.875%	5/1/31	100,000	97,379
Phase 4A/5A Project	2.500%	5/1/26	60,000	59,734
Tradition No 9, FL, Community Development District, Special Assessment Revenue	2.700%	5/1/31	100,000	94,058
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.300%	5/1/45	900,000	891,478
Trevesta, FL, Community Development District, Special Assessment Revenue	3.250%	5/1/30	100,000	96,852 (c)
Twisted Oaks Pointe, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	5.375%	5/1/43	785,000	804,329
Assessment Area Two Project	5.875%	5/1/43	170,000	177,233
Two Lakes, FL, Community Development District, Special Assessment Revenue	4.000%	12/15/28	300,000	301,437 (c)
Two Ridges, FL, Community Development District, Special Assessment Revenue, Pasco County	5.750%	5/1/45	500,000	517,145
Two Rivers West, FL, Community Development District, Special Assessment Revenue:
Series 2022, Refunding	5.250%	5/1/28	280,000	284,338
Series 2022, Refunding	5.375%	5/1/33	150,000	159,175
Series 2022, Refunding	6.000%	5/1/43	100,000	105,508
Varrea South, FL, Community Development District, Capital Improvement Revenue:
Series 2025	4.750%	5/1/35	235,000	244,191 (c)
Series 2025	5.625%	5/1/45	585,000	601,237 (c)
V-Dana, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2021	3.125%	5/1/31	100,000	97,943
Assessment Area Two Project, Series 2025	5.375%	5/1/45	500,000	504,572
Venetian Parc, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Refunding	5.000%	5/1/44	1,000,000	1,013,820
Venice, IN, Retirement Community Revenue, Tax-Exempt, Isle Project, Series B	4.500%	1/1/30	550,000	551,149 (c)
Veranda, FL, Community Development District, Special Assessment Revenue:
Veranda Estates Project, Series 2021, Refunding	3.100%	5/1/31	70,000	68,284 (c)
Veranda Estates Project, Series 2024, Refunding	4.500%	5/1/31	160,000	163,218
Verano No 2, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.350%	5/1/44	625,000	630,386
Series 2024	5.500%	5/1/44	815,000	829,872
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Verano No 3, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2022	5.875%	11/1/29	$35,000	$36,089
Verano No 4, FL, Community Development District, Special Assessment Revenue, Phase 2 Project	5.750%	5/1/45	165,000	171,275
Viera Stewardship District, FL, Special Assessment Revenue, Village 2 - Series 2021 Project	2.800%	5/1/31	130,000	122,356
Village No 13, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/29	80,000	79,242
Village No 5, FL, Community Development District, Special Assessment Revenue:
Phase 1 Project, Refunding	4.000%	5/1/33	1,090,000	1,089,999
Phase 2 Project, Refunding	4.000%	5/1/34	1,500,000	1,499,927
Villamar, FL, Community Development District, Special Assessment Revenue:
Assessment Area Five Project, Series 2025	5.625%	5/1/43	255,000	265,950
Assessment Area Six Project, Series 2024	4.625%	5/1/31	185,000	189,036
Vivid Shores, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	500,000	503,175
Waterford, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.200%	5/1/44	595,000	594,549
Waterset South, FL, Community Development District, Special Assessment Revenue:
Hillsborough County, Series 2022	5.375%	5/1/32	100,000	105,258
Hillsborough County, Series 2022	5.900%	5/1/42	250,000	264,071
Hillsborough County, Series 2025	5.500%	5/1/45	300,000	302,837
Wellness Ridge, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.000%	6/15/44	355,000	354,945 (c)
West Lake, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	6/15/45	700,000	701,005
West Villages Improvement District, FL, Capital Improvement Revenue:
Unit of Development No. 10, Series 2025	5.250%	5/1/45	500,000	500,407
Unit of Development No. 11, Series 2025	4.750%	5/1/32	1,000,000	1,003,785
Unit of Development No. 12, Assessment Area One, Series 2025	5.750%	5/1/45	410,000	428,978
West Villages Improvement District, FL, Special Assessment Revenue:
Unit of Development No 7, Series 2021	3.125%	5/1/31	100,000	94,559
Unit of Development No 8, Series 2022	4.625%	5/1/29	335,000	340,335
Unit of Development No 8, Series 2022	5.375%	5/1/42	390,000	407,241
Unit Of Development No 9, Series 2023	4.625%	5/1/30	40,000	40,786
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.950%	5/1/31	180,000	183,103
Winding Oaks, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.400%	5/1/44	500,000	504,299
Windsor Cay, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2024	4.600%	5/1/31	220,000	225,271
Assessment Area Two Project, Series 2025	5.250%	5/1/45	690,000	691,108 (c)
Windward, FL, Community Development District, Special Assessment Revenue	3.650%	5/1/30	100,000	99,053
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wiregrass II, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	4.500%	5/1/27	$165,000	$165,618
Woodcreek, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.350%	5/1/45	575,000	572,300
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.300%	5/1/45	630,000	634,159 (c)
Woodland Ranch Estates, FL, Community Development District, Special Assessment Revenue	5.550%	5/1/45	1,000,000	1,011,623
Yarborough Lane, FL, Community Development District, Special Assessment Revenue:
Series 2024	4.750%	5/1/31	250,000	253,205
Series 2025	5.350%	5/1/44	245,000	246,422
Zephyrhills, FL, Abbott Square Community Development District, Special Assessment Revenue:
Series 2022	5.000%	6/15/32	200,000	208,678
Series 2025	5.375%	5/1/45	755,000	772,993
Total Florida				142,197,772
Georgia — 2.8%
Atlanta, GA, Development Authority Student Housing Revenue:
PRG-CAU Properties LLC Project at Clark University) Series A	5.000%	7/1/35	250,000	261,329 (c)
PRG-CAU Properties LLC Project at Clark University) Series A	5.250%	7/1/40	360,000	371,628 (c)
PRG-CAU Properties LLC Project at Clark University) Series A	6.000%	7/1/45	550,000	575,310 (c)
DeKalb County, GA, Housing Authority Revenue:
Summit Pointe, Series 2025	4.000%	12/1/35	6,630,000	6,586,962
The Avenues of North Decatur, Series 2024, Refunding	4.125%	12/1/34	2,000,000	2,017,507
George L Smith II Congress Center Authority Revenue, Signia Hotel Management LLC	3.625%	1/1/31	350,000	340,943 (c)
Georgia State Housing & Finance Authority, Series C	5.050%	12/1/45	2,000,000	2,047,657
Main Street Energy Inc., GA, Energy Project Revenue, Series D	5.000%	12/1/33	2,500,000	2,661,417
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	6/1/30	3,175,000	3,348,589 (a)(b)
Series B	5.000%	3/1/32	1,475,000	1,579,052 (a)(b)
Series B	5.000%	12/1/35	14,215,000	15,147,694 (a)(b)
Series E	5.000%	6/1/31	1,415,000	1,514,913 (a)(b)
Series E, LIQ - Royal Bank Of Canada	4.226%	6/1/31	1,280,000	1,325,048 (a)(b)
Rockdale County, GA, Development Authority Revenue, Multifamily Housing Revenue, Affordable Housing Preservation Corp., Refunding	5.375%	12/1/36	200,000	208,511
Total Georgia				37,986,560
Idaho — 0.0%††

Idaho State Housing & Finance Association, Nonprofit Facilities Revenue, White Pine Charter School Project, Series 2023, School Board Guaranty	5.250%	5/1/38	300,000	317,690
Illinois — 10.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue:
Series 2023	5.250%	4/1/34	950,000	1,047,778
Series 2023	5.250%	4/1/37	1,120,000	1,210,261
Series 2023	5.000%	4/1/38	2,330,000	2,462,450
Series 2023	5.250%	4/1/39	1,000,000	1,066,746
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series 2023	5.250%	4/1/40	$1,265,000	$1,334,285
Series 2023	5.000%	4/1/41	450,000	463,504
Series 2023	5.000%	4/1/45	1,445,000	1,446,575
Series 2023	5.750%	4/1/48	7,080,000	7,434,680
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.500%	12/1/31	2,000,000	2,108,613
Dedicated, Series A	5.250%	12/1/35	10,000,000	10,253,310
Dedicated, Series A	5.000%	12/1/38	2,100,000	2,092,729
Dedicated, Series A	5.875%	12/1/47	1,925,000	1,938,987
Dedicated, Series A	6.000%	12/1/49	200,000	202,482
Dedicated, Series A	5.750%	12/1/50	1,250,000	1,244,562
Dedicated, Series B, Refunding	6.000%	12/1/41	500,000	533,499
Dedicated, Series B, Refunding	6.000%	12/1/43	2,200,000	2,315,108
Dedicated, Series B, Refunding	6.000%	12/1/44	200,000	208,697
Series A	5.000%	12/1/40	2,220,000	2,177,234
Series A	5.000%	12/1/41	500,000	487,197
Series A, Refunding, NATL	5.500%	12/1/26	1,255,000	1,268,860
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	2,890,000	3,032,061
Chicago Works, Series A	5.500%	1/1/40	9,245,000	9,590,209
Colleges Capital Improvement 1999, NATL	0.000%	1/1/33	200,000	155,315
Housing and Economic Development, Series F	6.000%	1/1/43	1,565,000	1,670,211
Series A, Refunding	5.000%	1/1/33	630,000	659,831
Series A, Refunding	5.000%	1/1/34	2,195,000	2,290,445
Series B, Refunding	4.000%	1/1/37	4,000,000	3,760,954
Series C	6.000%	1/1/43	2,250,000	2,401,262
Chicago, IL, Midway International Airport:
Senior Lien, Series A, Refunding, BAM	5.500%	1/1/38	750,000	840,811 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/40	40,000	42,330 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/41	1,750,000	1,835,537 (d)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	4.500%	1/1/48	4,100,000	3,956,668 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/39	1,400,000	1,561,623 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/40	1,000,000	1,102,004 (d)
Illinois State Finance Authority Revenue:
Chicago School, Series 2024	5.000%	4/1/35	400,000	432,776
Chicago School, Series 2024	5.250%	4/1/37	130,000	140,966
Chicago School, Series 2024	5.250%	4/1/38	1,000,000	1,075,927
Chicago School, Series 2024	5.250%	4/1/40	25,000	26,318
Chicago School, Series 2024	5.250%	4/1/41	275,000	285,946
Chicago School, Series 2024	5.250%	4/1/42	700,000	721,185
Chicago School, Series 2024	5.250%	4/1/44	1,260,000	1,279,609
Depaul College Prep Foundation, Series A	5.500%	8/1/43	500,000	525,073 (c)
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/30	250,000	257,159
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/31	255,000	262,713
Moornings of Arlington Heights, Series A, Refunding	5.125%	11/1/46	2,100,000	2,106,097
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Rosalind Franklin University Woodlands Apartment Project, Series 2025	5.250%	8/1/35	$4,050,000	$4,227,639 (c)
Series 2019, Refunding (SOFR x 0.700 + 1.150%)	3.789%	9/1/28	965,000	966,591 (a)(b)
Series B-2, Refunding	5.000%	11/15/26	1,070,000	1,076,604 (a)(b)
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	1,500,000	1,549,711 (a)(b)(c)(d)
Westminster Village, Series A, Refunding	4.000%	10/1/31	980,000	974,787 (c)
Westminster Village, Series A, Refunding	5.250%	5/1/38	1,895,000	1,891,018
Illinois State Housing Development Authority Revenue, Series H, Refunding, FHA	4.000%	1/1/42	2,560,000	2,488,458
Illinois State, GO:
NATL	6.000%	11/1/26	330,000	336,508
Series A	4.000%	3/1/41	1,015,000	977,649
Series A	5.000%	3/1/46	6,880,000	7,006,766
Series A	5.500%	3/1/47	5,500,000	5,763,378
Series B	5.250%	5/1/47	3,430,000	3,554,846
Series B	5.250%	5/1/48	8,400,000	8,675,465
Series C	5.250%	10/1/47	5,180,000	5,344,133
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, NATL	0.000%	12/15/30	300,000	255,555
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	390,000	372,383
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/53	3,500,000	3,504,378
Northeastern Illinois State University:
Participation Capital Improvement Projects, BAM	5.750%	7/1/45	1,660,000	1,780,032
Participation Capital Improvement Projects, BAM	5.250%	7/1/50	1,650,000	1,695,288
Northern Illinois State University:
Participation Energy Savings Projects, BAM	4.250%	4/1/44	1,260,000	1,187,124
Participation Energy Savings Projects, BAM	5.500%	4/1/49	2,000,000	2,099,364
Sales Tax Securitization Corp. Revenue, Senior Lien, Series A, Refunding	4.000%	1/1/42	2,335,000	2,309,862
Village of Lincolnwood, IL, COP, Tax Increment Revenue, North Lincoln Redevelopment Project	4.820%	1/1/41	1,535,000	1,525,660 (c)
Village of Villa Park, IL, Tax Increment Revenue, Garden Station Redevelopment Project	4.500%	12/31/38	100,000	92,610
Total Illinois				140,966,396
Indiana — 0.6%
Goshen, IN, Multifamily Housing Revenue, Green Oaks of Goshen Project, Series A	5.000%	8/1/41	1,000,000	867,281 (c)
Indiana State Finance Authority Revenue:
Federally Taxable University of Evansville Project, Educational Facilities, Series B	7.000%	9/1/32	160,000	156,903
Marquette Project, Series A, Refunding	5.125%	3/1/45	3,205,000	3,228,663
Senior Living Masonic Home Project, Series B	5.000%	5/1/40	1,625,000	1,673,732
Indiana State Housing & Community Development Authority, Vita of Marion Project, Series A	5.000%	4/1/31	677,500	655,864 (c)
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel, Series E	5.500%	3/1/38	1,000,000	1,086,917
Jeffersonville, IN, Multifamily Housing Revenue, Vivera Senior Living Project, Series A	4.750%	11/1/30	100,000	96,826 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Valparaiso, IN, Multifamily Housing Revenue, Green Oaks Project, Series 2021	5.375%	12/1/41	$500,000	$457,260 (c)
Total Indiana				8,223,446
Iowa — 1.1%
Crawford County, IA, Memorial Hospital Iowa Revenue, Anticipation Notes, Series 2024	5.000%	6/15/27	515,000	518,965
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2016	5.000%	5/15/32	615,000	616,858
Lifespace Communities Inc., Series 2016	5.000%	5/15/41	1,060,000	1,060,187
Lifespace Communities Inc., Series 2018	4.125%	5/15/38	1,120,000	1,067,518
Lifespace Communities Inc., Series 2018	5.000%	5/15/43	370,000	363,042
Lifespace Communities Inc., Series 2021, Refunding	3.189%	5/15/26	500,000	493,691 (a)(b)
Lifespace Communities Inc., Series 2023, Refunding	6.600%	5/15/28	120,000	124,598
Lifespace Communities Inc., Series 2023, Refunding	6.750%	5/15/33	1,070,000	1,216,392
Lifespace Communities Inc., Series 2023, Refunding	7.250%	5/15/38	500,000	570,041
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	2,425,000	2,791,033 (a)(b)(i)
Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.500%	10/1/45	1,000,000	1,010,333
Iowa State Higher Education Loan Authority Revenue, Private College Facility, University of Dubuque Project, Series 2025	5.000%	10/1/45	4,950,000	4,796,660
Total Iowa				14,629,318
Kansas — 0.3%
Garden City, KS, Special Obligation Revenue, World Star Bond Project - Phase II, Series 2025	5.375%	6/1/39	2,500,000	2,531,581 (c)
Wyandotte County, KA, Unified Government, Sales Tax Revenue, Legends Apartments Garage & West Lawn Project	4.500%	6/1/40	1,725,000	1,727,217
Total Kansas				4,258,798
Kentucky — 3.6%
Kentucky State PEA, Gas Supply Revenue:
Series A - 2	3.726%	8/1/30	1,385,000	1,395,054 (a)(b)
Series B	5.000%	12/1/33	24,235,000	25,141,961
Series B, Refunding	5.000%	8/1/32	2,165,000	2,330,303 (a)(b)
Series C, Refunding	5.000%	5/1/36	18,580,000	19,750,042
Total Kentucky				48,617,360
Louisiana — 0.3%
Lakeshore Villages Master, LA, Community Development District, Special Assessment Revenue:
Parish of St. Tammany, Series 2022	5.000%	6/1/32	245,000	251,502
Parish of St. Tammany, Series 2022	5.375%	6/1/42	730,000	749,825
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue:
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	150,000	136,046 (c)
Westlake Chemical Corp, Refunding	3.500%	11/1/32	1,665,000	1,652,723
New Orleans Aviation Board, LA, General Airport Revenue, Refunding	5.000%	1/1/38	1,030,000	1,112,209 (d)
Total Louisiana				3,902,305
Maine — 0.1%

Maine State Housing Authority Revenue, Social Bonds	4.500%	11/15/44	1,000,000	1,004,895
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — 0.3%
Baltimore, MD, Special Obligation Revenue:
Harbor Point Project, Series 2016, Refunding	4.250%	6/1/26	$135,000	$135,055
Harbor Point Project, Series 2019, Refunding	3.250%	6/1/31	100,000	97,368 (c)
County of Frederick, MD, Tax Increment Revenue, Oakdale-Lake Linganore Project, Series 2019, Refunding	3.250%	7/1/29	115,000	112,987
Maryland State EDC, Private Activity Revenue:
Green Bonds, Series B	5.000%	6/30/36	645,000	680,110 (d)
Green Bonds, Series B	5.000%	12/31/36	425,000	446,675 (d)
Green Bonds, Series B	5.000%	12/31/37	150,000	156,659 (d)
Green Bonds, Series B	5.000%	12/31/38	280,000	291,104 (d)
Green Bonds, Series B	5.000%	6/30/39	1,150,000	1,192,207 (d)
Town of La Plata, MD, Special Tax Revenue, Heritage Green Project	5.750%	2/15/35	680,000	695,003 (c)
Total Maryland				3,807,168
Massachusetts — 0.9%
Massachusetts State DFA Revenue:
Bonds Lasell Village Inc.	5.250%	7/1/45	1,140,000	1,167,840
Bonds Salem Community Corp., Refunding	5.000%	1/1/28	200,000	202,436
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	200,000	204,635 (c)
CHF Merrimack Inc., Merrimack College Student Housing Project	5.000%	7/1/44	1,500,000	1,503,501 (c)
Foxborough Regional Charter School, Refunding	5.000%	7/1/27	40,000	40,364
Salem Community Corporation Issue, Series 2022, Refunding	5.125%	1/1/40	1,020,000	1,024,095
Seven Hills Foundation and Affiliates, Refunding	6.000%	9/1/45	400,000	437,349
WGBH Educational Foundation, Series A, AMBAC	5.750%	1/1/42	5,000,000	5,850,230
Massachusetts State Educational Financing Authority Revenue	4.250%	7/1/44	165,000	165,000 (d)
Massachusetts State, GO:
Series A	5.000%	4/1/55	1,000,000	1,039,961
Series C	5.000%	6/1/48	950,000	1,002,655
Total Massachusetts				12,638,066
Michigan — 2.6%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	1,330,000	1,381,473
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	375,000	413,483
Grand Rapids, MI, EDC:
Beacon Hill at Eastgate Project, Series A	5.750%	11/1/45	4,000,000	3,982,150
Beacon Hill At Eastgate Project, Series A, Refunding	4.000%	11/1/27	150,000	148,774
Beacon Hill At Eastgate Project, Series A, Refunding	4.250%	11/1/38	45,000	40,800
Kalamazoo, MI, EDC Revenue, Revel Creek Project	5.000%	5/15/43	1,120,000	1,107,796
Michigan State Finance Authority Revenue:
Lawrence Technology University, Refunding	4.000%	2/1/27	95,000	94,853
Lawrence Technology University, Refunding	4.000%	2/1/32	285,000	282,766
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,515,000	1,463,087
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	8,995,000	9,513,240
University of Detroit Mercy, Refunding	5.250%	11/1/35	800,000	858,163
University of Detroit Mercy, Refunding	5.250%	11/1/39	820,000	860,743
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Michigan State HDA Revenue:
Rental Housing	5.150%	10/1/45	$3,365,000	$3,464,501
Single-Family Mortgage	4.650%	6/1/41	2,500,000	2,566,600
Single-Family Mortgage, Series C	5.000%	6/1/46	4,000,000	4,031,096
Michigan State Strategic Fund Ltd. Obligation Revenue:
I-75 Improvement Project	5.000%	12/31/33	75,000	77,674 (d)
I-75 Improvement Project	5.000%	6/30/48	100,000	98,302 (d)
I-75 Improvement Project, AG	4.125%	6/30/35	670,000	674,840 (d)
I-75 Improvement Project, AG	4.250%	12/31/38	3,975,000	3,980,113 (d)
Total Michigan				35,040,454
Minnesota — 0.8%
Duluth, MN, EDA Revenue, Benedictine Health System, Series A, Refunding	4.000%	7/1/31	125,000	121,055
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinate, Series B	5.250%	1/1/49	6,000,000	6,196,352 (d)
Minnesota State Municipal Gas Agency Revenue, Minnesota Community Energy Commodity Supply, Series B, LIQ - Royal Bank Of Canada	3.526%	12/1/27	1,400,000	1,402,427 (a)(b)
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	3,000,000	3,036,800
Total Minnesota				10,756,634
Mississippi — 0.1%
Mississippi State Development Bank Special Obligation, Mangolia Regional Health Center Project, Refunding	5.000%	10/1/31	150,000	156,460 (c)
Mississippi State Home Corp., Single Family Mortgage Revenue, GNMA/FNMA/ FHLMC	4.650%	12/1/44	1,500,000	1,523,648
Total Mississippi				1,680,108
Missouri — 0.3%
Missouri State HEFA Revenue:
Baptist University, Series 2025, Refunding	5.000%	10/1/35	500,000	505,443 (c)
University of Health Sciences and Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/35	2,055,000	1,744,286
University of Health Sciences and Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/36	1,520,000	1,266,313
University of Health Sciences and Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/37	290,000	237,372
University of Health Sciences and Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/43	140,000	105,485
Total Missouri				3,858,899
Nebraska — 0.4%

Nebraska State Investment Finance Authority Revenue, Social Bonds, GNMA/ FNMA/FHLMC	4.850%	9/1/40	4,840,000	5,028,888
Nevada — 0.6%
Henderson, NV, Local Improvement District, Special Assessment Revenue:
Rainbow Canyon Phase II, Local Improvement Bonds, Series 2023	5.000%	3/1/43	985,000	994,694
Series 2016, Refunding	4.000%	9/1/32	1,615,000	1,597,443
Las Vegas, NV, Special Improvement, District No 611, Special Assessment Revenue, Local Improvement Bonds, Series 2020	3.500%	6/1/31	150,000	143,611
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nevada — continued
Las Vegas, NV, Special Improvement, District No 815, Special Assessment Revenue, Local Improvement Bonds, Series 2020	4.750%	12/1/40	$945,000	$957,078
Las Vegas, NV, Special Improvement, District No 816, Special Assessment Revenue, Local Improvement Bonds, Series 2021	2.500%	6/1/29	200,000	190,724
North Las Vegas, NV, Special Assessment Revenue, Special Improvement, District No 66, Local Improvement Bonds, Series 2022	5.000%	6/1/28	140,000	142,768 (c)
Reno-Tahoe, NV, Airport Authority Revenue:
Series A	5.250%	7/1/42	1,655,000	1,778,093 (d)
Series A	5.250%	7/1/43	1,000,000	1,064,444 (d)
Series A	5.250%	7/1/44	745,000	787,001 (d)
Tahoe-Douglas, NV, Visitors Authority Revenue:
Series 2020	4.000%	7/1/26	770,000	772,529
Series 2020	5.000%	7/1/31	250,000	267,980
Total Nevada				8,696,365
New Hampshire — 0.3%

National Finance Authority, NH, Revenue, Grace Christian School Project, Series 2025	5.750%	8/1/45	4,400,000	4,447,125
New Jersey — 1.0%
New Jersey State EDA Revenue:
New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	100,000	94,499 (a)(b)(d)
Provident Group - Rowan Properties LLC, Rowan University Student Housing Project, Series A	5.000%	1/1/35	750,000	750,031
Provident Group, Kean Properties	5.000%	7/1/32	100,000	100,673
Provident Group, Kean Properties	5.000%	7/1/37	50,000	50,077
Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	270,000	270,352 (d)
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series 2025, Refunding	5.000%	12/1/35	3,100,000	3,314,689 (d)
Series B	4.000%	12/1/44	855,000	824,291 (d)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, Refunding	4.250%	6/15/40	7,210,000	7,342,400
Passaic County, NJ, Improvement Authority Revenue, Community Charter School of Paterson Project	5.000%	1/1/34	280,000	291,244
Total New Jersey				13,038,256
New Mexico — 0.1%

New Mexico State Hospital Equipment Loan Council Revenue, Refunding	4.000%	6/1/33	1,000,000	1,005,541
New York — 5.7%
Build NYC Resource Corp., NY, Revenue, Senior Airport Facilities Revenue, Transportation Infrastructure	5.500%	7/1/42	1,135,000	1,227,391 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.750%	11/15/45	2,500,000	2,503,454
Green Bonds, Series C-1, Refunding	5.000%	11/15/50	6,560,000	6,640,353
New York City, NY, HDC, Tax-Exempt Bonds	4.375%	12/15/43	650,000	665,700
New York City, NY, HDC, MFH Revenue, Tax-Exempt Bonds, Series F	5.250%	12/15/43	1,000,000	1,031,816
New York State Dormitory Authority Revenue, New York University	5.000%	7/1/30	65,000	65,920
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	250,000	260,000 (a)(b)(c)(d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	$210,000	$199,340 (d)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	2.250%	8/1/26	30,000	29,833 (d)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.250%	8/1/31	4,200,000	4,350,512 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	1,845,000	2,034,246 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,190,000	2,298,767 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	10/1/40	15,490,000	15,710,877 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	670,000	624,687 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2018	4.000%	1/1/36	1,490,000	1,451,364 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	1,250,000	1,340,845 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/42	350,000	388,283 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.250%	6/30/43	4,930,000	5,079,133 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/44	1,200,000	1,308,568 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	4.250%	6/30/42	4,715,000	4,600,152 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	185,000	194,512 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2023	5.500%	6/30/41	35,000	36,718 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2023, AG	5.500%	6/30/42	250,000	264,540 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/38	260,000	281,340 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/40	1,475,000	1,560,360 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/44	100,000	102,324 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/36	250,000	267,016 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/37	1,030,000	1,092,770 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/39	360,000	377,820 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/40	3,155,000	3,286,300 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/41	3,085,000	3,186,395 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/42	1,265,000	1,295,369 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	425,000	445,552 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/37	$610,000	$636,329 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	2,310,000	2,285,323 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/39	2,685,000	2,634,893 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/41	1,380,000	1,309,373 (d)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	500,000	483,211 (d)
Oneida Indian Nation of New York, NY:
Series A	8.000%	9/1/40	2,500,000	2,541,808 (c)
Tax Exempt Bonds	6.000%	9/1/43	250,000	269,728 (c)
Suffolk Regional Off-Track Betting Corp., NY, Tax Exempt Revenue:
Series 2024	5.000%	12/1/34	100,000	103,262
Series 2024	5.750%	12/1/44	2,000,000	2,037,259
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Green Bonds, Series B-1, Refunding	5.250%	5/15/54	75,000	78,900
Total New York				76,582,343
North Carolina — 0.3%
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
Carolina Meadows, Series 2024	5.250%	12/1/49	1,500,000	1,528,664
Penick Village Project, Series B-1	4.750%	9/1/29	405,000	405,077
United Methodist Retirement Homes Project, Series A	5.125%	10/1/45	530,000	543,691
United Methodist Retirement Homes Project, Series A	5.000%	10/1/50	1,000,000	993,267
United Methodist Retirement Homes Project, Series B-1	4.250%	10/1/28	350,000	350,151
Total North Carolina				3,820,850
North Dakota — 1.5%
Burleigh County, ND, Revenue, Education Facilities University of Mary Project, Series 2016	5.100%	4/15/36	2,050,000	2,052,270
Grand Forks, ND, Health Care System Revenue:
Altru Health System, Refunding, AG	3.000%	12/1/46	745,000	567,548
Altru Health System, Series 2021, Refunding	5.000%	12/1/31	1,385,000	1,483,119
Altru Health System, Series 2021, Refunding	5.000%	12/1/33	155,000	164,397
Altru Health System, Series 2021, Refunding	4.000%	12/1/38	2,300,000	2,215,053
Altru Health System, Series 2021, Refunding	4.000%	12/1/41	2,050,000	1,879,160
Horace, ND, GO, Temporary Improvement Bonds, Series B, Refunding	4.850%	8/1/26	1,000,000	1,000,358
North Dakota State HFA Revenue:
Home Mortgage Finance Program, Series A	4.500%	7/1/37	1,000,000	1,039,012
Home Mortgage Finance Program, Series C	4.250%	7/1/40	7,000,000	7,020,238
Home Mortgage Finance Program, Series C	4.650%	7/1/44	1,000,000	1,013,847
Home Mortgage Finance Program, Series D	4.500%	7/1/44	2,000,000	2,013,172
Total North Dakota				20,448,174
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 2.7%
Akron Bath & Copley Joint Township Hospital District Revenue:
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/33	$550,000	$587,275 (i)
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/34	130,000	138,810 (i)
Columbus, OH, Metropolitan Housing Authority General Revenue:
Canals Edge Project, Series A	5.000%	4/1/35	5,000,000	5,313,876
Orchard Project and the Eden Park Project, Series 2024	4.000%	12/1/34	1,910,000	1,916,689
The Falls Project, Series D	4.000%	11/1/35	2,000,000	1,988,601
Thornton Hall Project, Series F	4.000%	12/1/35	2,000,000	1,985,407
Waldren Woods Project	4.000%	6/1/34	500,000	504,111
Columbus, OH, Metropolitan Housing Authority Affordable Housing Revenue:
Cobblestone Manor Project	4.625%	8/1/42	2,920,000	2,946,241
Country Ridge Apartments Project, Series 2024	4.375%	12/1/41	1,000,000	1,000,115
Cuyahoga County, OH, Revenue, Independent Living Facilities, Eliza Jennings Senior Health Care Network, Series 2022A, Refunding	5.000%	5/15/32	485,000	494,286
Franklin County, OH, Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center, Series 2019	5.000%	12/1/30	100,000	104,064
Franklin County, OH, Revenue, Health Care Facilities:
Series B	4.000%	7/1/28	225,000	225,839
The Wesley Communities Obligated Group Project, Refunding	5.000%	11/15/30	100,000	102,829
The Wesley Communities Obligated Group Project, Unrefunded	4.000%	7/1/33	200,000	199,953
Hamilton County, OH, Revenue:
Life Enriching Communities Project, Series 2025, Refunding	5.125%	1/1/44	500,000	505,366
Life Enriching Communities Project, Series 2025, Refunding	5.250%	1/1/45	450,000	456,563
Ohio State Air Quality Development Authority Revenue:
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,565,000	3,621,342 (a)(b)(d)
Pratt Paper LLC Project, Series 2017	4.250%	1/15/38	4,000,000	4,004,578 (c)(d)
Ohio State HFA, Residential Mortgage Revenue, Series D, GNMA/FNMA/ FHLMC	5.250%	9/1/45	3,500,000	3,707,567
Ohio State HFA Revenue, Middletown Phase 1 Project	8.000%	8/1/34	100,000	105,437
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/32	885,000	936,807
Ohio State Hospital Revenue:
Premier Health Partners Obligated Group, Refunding	5.000%	11/15/35	1,015,000	1,067,422
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/39	1,335,000	1,295,651
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/40	935,000	887,870
Warren County, OH, Port Authority Revenue, Woodland Lake Development Project	5.000%	12/1/38	1,020,000	1,065,023
West Central Ohio State Port Authority Revenue:
Global Impact Stem Academy Project, Series A	5.000%	12/1/45	575,000	570,444
Reserve At Honey Creek Phase I Project, Step bond (0.000% to 12/1/28 then 5.500%)	0.000%	12/1/32	940,000	818,099
Total Ohio				36,550,265
Oklahoma — 0.1%

Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,155,000	1,323,433 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — 2.9%
Adams County, PA, General Authority Revenue, Brethren Home Community Project, Series A, Refunding	5.000%	6/1/44	$2,350,000	$2,364,994
Allegheny, PA, County Higher Education Building Authority Revenue, Commonwealth of Pennsylvania University, Robert Morris University	5.000%	10/15/26	15,000	15,266 (h)
Allentown, PA, Commercial and Industrial Development Authority Revenue:
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/40	2,075,000	2,101,118 (c)
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/45	490,000	473,810 (c)
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
City Center Project, Series 2018	5.000%	5/1/28	100,000	103,786 (c)
City Center Project, Series 2022	5.250%	5/1/42	200,000	204,684 (c)
City Center Project, Series 2025	6.000%	5/1/42	600,000	649,599 (c)
Berks County, PA, Municipal Authority Revenue:
Tower Health Project, Series A-1	8.000%	6/30/34	84,000	84,285
Tower Health Project, Series A-2	6.000%	6/30/34	42,000	45,150
Tower Health Project, Series A-3	5.000%	6/30/39	1,162,000	1,047,076
Tower Health Project, Series B-1, Step bond (0.000% to 11/15/29 then 6.000%)	0.000%	6/30/44	283,000	195,878
Chester County, PA, IDA Revenue, Avon Grove Charter School, Series 2024	5.000%	3/1/27	1,000,000	1,007,870
Cumberland County, PA, Municipal Authority Revenue, Messiah Village Project, Series A, Refunding	5.250%	6/1/44	4,000,000	4,068,342 (j)
Franklin County, PA, IDA Revenue, Bond Menno-Haven Inc. Project, Series 2018, Refunding	5.000%	12/1/28	100,000	101,253
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Refunding	5.250%	7/1/41	1,900,000	1,888,045
Montgomery County, PA, HEFA Revenue, Refunding	5.000%	5/1/52	5,685,000	5,721,419
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series A1, Refunding	5.250%	8/15/53	2,000,000	2,065,235
Pennsylvania State Economic Development Financing Authority Revenue:
Capital Region Parking System, Series C, Refunding, AG	5.000%	1/1/26	500,000	500,000
PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,006,307 (a)(b)
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/31	485,000	499,970
The Pennsylvania Rapid Bridge Replacement Project, Series 2015	4.125%	12/31/38	6,040,000	5,839,888 (d)
University of Pittsburgh, Series A, Refunding	3.375%	11/15/33	150,000	150,049
Pennsylvania State HFA, Single Family Mortgage Revenue:
Series 2024-146A	4.500%	10/1/44	1,500,000	1,507,357
Series 2025-148A	4.625%	10/1/45	1,500,000	1,501,118
Series 2025-149A	4.625%	4/1/37	3,430,000	3,615,487
Pennsylvania State Higher Education Assistance Agency, Revenue	5.000%	6/1/34	1,500,000	1,601,639 (d)
Philadelphia, PA, IDA Revenue	5.625%	6/15/42	100,000	75,000 *(e)
Philadelphia, PA, Redevelopment Authority Revenue, BAM-TCRS	2.799%	9/1/33	500,000	449,320
Total Pennsylvania				38,883,945
Puerto Rico — 0.8%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,391	8,981
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Restructured, Series A-1	5.625%	7/1/27	$130,932	$133,750
Restructured, Series A-1	5.625%	7/1/29	787,027	834,203
Restructured, Series A-1	5.750%	7/1/31	2,312,058	2,541,363
Restructured, Series A-1	4.000%	7/1/33	1,329,628	1,330,172
Restructured, Series A-1	4.000%	7/1/35	1,507,772	1,482,941
Restructured, Series A-1	4.000%	7/1/37	663,885	644,212
Restructured, Series A-1	4.000%	7/1/41	735,607	680,904
Subseries CW	0.000%	11/1/43	37,086	23,782 (b)
Puerto Rico Electric Power Authority Revenue:
Refunding, AG	5.250%	7/1/27	170,000	171,048
Refunding, NATL	5.250%	7/1/32	175,000	177,853
Puerto Rico GDB Debt Recovery Authority Revenue	7.500%	8/20/40	1,416,879	1,379,490
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Finance Authority:
Housing Revenue, Refunding	5.000%	7/1/29	140,000	147,379
Housing Revenue, Refunding	5.000%	7/1/30	105,000	112,007
Housing Revenue, Refunding	5.000%	7/1/33	180,000	192,018
Housing Revenue, Refunding	4.000%	7/1/37	100,000	96,905
Housing Revenue, Refunding	4.000%	7/1/39	425,000	402,223
Housing Revenue, Refunding	4.000%	7/1/40	100,000	92,629
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-2	4.329%	7/1/40	175,000	171,436
Total Puerto Rico				10,623,296
Rhode Island — 0.1%

Rhode Island State Student Loan Authority Revenue, Series A	5.000%	12/1/44	1,480,000	1,491,735 (d)
South Carolina — 1.1%
Dorchester County, SC, Special Assessment Revenue, Improvement District Bond, Series 2023	4.500%	10/1/33	415,000	418,356
Goose Creek, SC, Special Assessment Revenue, Carnes Crossroads Improvement District, Series 2025	5.250%	10/1/45	795,000	797,983 (c)
Housing Authority of The City of Charleston General Revenue, 1800 Ashley West, Series 2025	5.000%	9/1/35	4,380,000	4,636,950
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue:
Subseries A-1	5.250%	8/1/31	3,905,000	4,174,592 (a)(b)
Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.419%	3/1/31	250,000	260,817 (a)(b)
South Carolina State Jobs-EDA Healthcare Facilities Revenue:
Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.250%	11/15/39	300,000	318,460
Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	500,000	514,955
Rolling Green Village Project, Series A, Refunding	5.000%	12/1/35	1,000,000	1,045,318
Rolling Green Village Project, Series A, Refunding	5.500%	12/1/45	1,000,000	1,008,678
South Carolina State Jobs-EDA Revenue:
Bishop Gadsden Episcopal Retirement Community, Series 2025	5.125%	4/1/46	1,250,000	1,244,018
FAH Portfolio - Pelham Apartments, Series B	7.500%	8/1/47	150,000	149,437 (c)
Total South Carolina				14,569,564
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Dakota — 0.2%
South Dakota State, Housing Development Authority Revenue:
Homeownership Mortgage Bonds, GNMA/FNMA/FHLMC	4.750%	11/1/40	$1,500,000	$1,560,851
Homeownership Mortgage Bonds, Refunding, GNMA/FNMA/FHLMC	4.500%	11/1/44	1,500,000	1,509,275
Total South Dakota				3,070,126
Tennessee — 1.7%
City of Chattanooga, TN, Health Educational and Housing Facility Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/37	500,000	502,802
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/38	1,810,000	1,796,587
Cleveland Housing Authority, TN, Multifamily Housing Revenue:
Forward Phase 1 Project Subordinate, Series B	6.250%	4/1/41	300,000	300,174 (c)
Forward Phase 1 Project Subordinate, Series B	6.250%	4/1/41	100,000	100,058 (c)
Tennergy Corp., TN, Gas Supply Revenue	5.500%	12/1/30	5,470,000	5,869,761 (a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
The Tennessee Energy Acquisition Corp. Commodity Project	5.000%	11/1/31	6,300,000	6,733,649 (a)(b)
The Tennessee Energy Acquisition Corp. Gas Project, Refunding	5.000%	12/1/35	6,970,000	7,500,546
Total Tennessee				22,803,577
Texas — 14.5%
Alvarado, TX, Municipal Corp. Special Assessment Revenue, Johnson County, Series 2025	5.750%	9/1/45	555,000	569,424 (c)
Anna, TX, Municipal Corp. Special Assessment Revenue:
Collin County, Series 2022	5.000%	9/1/28	524,000	533,978 (c)
Collin County, Sherley Tract Public Improvement, District No 2 Improvement Area One	5.625%	9/15/45	705,000	722,875 (c)
Crystal Park Public Improvement, District No 2, Series 2025	4.500%	9/15/35	302,000	302,847 (c)
Meadow Vista Public Improvement, District Improvement Area One	4.875%	9/15/31	270,000	274,508 (c)
Woods at Lindsey Place Public Improvement District, Series 2025	5.200%	9/15/45	331,000	331,907
Arlington Higher Education Finance Corp. Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.500%	6/15/44	830,000	762,415 (c)
Basis Texas Charter Schools Inc., Series 2025, Refunding	5.625%	6/15/45	1,000,000	1,019,095 (c)
Aubrey, TX, Special Assessment Revenue, Aubrey Public Improvement, District No 1, Series 2023	5.875%	9/1/43	100,000	101,760 (c)
Austin, TX, Municipal Corp. Special Assessment Revenue:
Travis Williamson and Hays Counties, Whisper Valley Public Improvement District, Improvement Area Two Project	4.750%	11/1/29	120,000	121,149 (c)
Whisper Valley Public Improvement, District Project, Series 2022	5.375%	11/1/42	156,000	159,663 (c)
Balch Springs, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	714,000	734,586 (c)
Bastrop County, TX, Special Assessment Revenue:
Double Eagle Ranch Public Improvement, District Improvement Area Two, Series 2024	4.500%	9/1/31	220,000	225,408
Double Eagle Ranch Public Improvement, District Improvement Area Two, Series 2024	5.250%	9/1/44	500,000	511,064
Bastrop, TX, Municipal Corp. Special Assessment Revenue, Series 2025	5.375%	9/1/45	620,000	625,136 (c)
Blue Ridge, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	511,000	523,125 (c)
Boyd, TX, Municipal Corp. Special Assessment Revenue:
Public Improvement, District No 1, Improvement Area One, Series 2024	4.250%	9/15/30	107,000	108,373 (c)
Public Improvement, District No 1, Improvement Area One, Series 2024	5.125%	9/15/43	690,000	694,749 (c)
Series 2025	5.625%	9/15/45	171,000	175,712 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Cedar Port Navigation and Improvement District, GO:
Unlimited Tax, Series 2023	4.000%	9/1/37	$500,000	$502,250
Unlimited Tax, Series 2023	4.000%	9/1/38	1,000,000	1,000,513
Unlimited Tax, Series A	4.500%	3/1/40	1,010,000	1,027,248
Unlimited Tax, Series A	4.625%	3/1/43	760,000	765,725
Unlimited Tax, Series A	4.625%	3/1/44	760,000	763,227
Celina, TX, Municipal Corp. Special Assessment Revenue:
Collin and Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.375%	9/1/27	25,000	24,934 (c)
Collin and Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.500%	9/1/30	100,000	100,777 (c)
Collin and Denton Counties, Chalk Hills Public Improvement District No 2, Series 2023	5.000%	9/1/30	185,000	188,970 (c)
Collin and Denton Counties, Mosaic Public Improvement District, Improvement Area Two, Series 2024	4.500%	9/1/31	250,000	255,618 (c)
Cross Creek Meadows Public Improvement District, Improvement Area One, Series 2023	5.375%	9/1/43	1,624,000	1,648,084 (c)
Edgewood Creek Public Improvement District Phase 1 Project, Series 2021	3.750%	9/1/31	180,000	174,109 (c)
Edgewood Creek Public Improvement District Phase 2 - 3, Series 2021	5.250%	9/1/41	320,000	321,570 (c)
Mosaic Public Improvement District, Phase 1 Project, Series 2023	5.125%	9/1/43	1,225,000	1,236,330 (c)
North Sky Public Improvement District, Improvement Area OneB Project, Series 2024	5.000%	9/1/44	289,000	276,929
Parvin Public Improvement District Project, Series 2023	6.500%	9/1/43	103,000	104,056 (c)
Series 2020	3.250%	9/1/30	180,000	172,843 (c)
Series 2020	3.625%	9/1/30	100,000	95,634 (c)
Celina, TX, Special Assessment Revenue:
Parks at Wilson Creek, Series 2021	3.250%	9/1/31	110,000	103,302 (c)
Sutton Fields II Public Improvement District, Neighborhood Improvement Area Five Project, Series 2022	2.875%	9/1/27	25,000	24,321 (c)
The Lake at Mustang Ranch Public Improvement District, Phases 8-9 Project, Series 2025	5.500%	9/1/45	895,000	898,335 (c)
Club Municipal Management District No 1, Special Assessment Revenue, Improvement Area Two	5.100%	9/1/44	326,000	326,778 (c)
Corpus Christi, TX, Special Assessment Revenue, Whitecap Public Improvement District No 1, Improvement Area One, Series 2024	5.375%	9/15/31	149,000	154,672
Crandall, TX, Municipal Corp. Special Assessment Revenue:
Arbors Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/15/45	561,000	555,845 (c)
River Ridge Public Improvement District, Improvement Area Two Project, Series 2025	5.250%	9/15/45	700,000	693,567 (c)
Crandall, TX, Special Assessment Revenue, Cartwright Ranch Public Improvement District, Series 2021	4.750%	9/15/31	100,000	100,784 (c)
Dayton, TX, Special Assessment Revenue, Dayton Public Improvement, District No 5, Improvement Area One, Series 2025	5.250%	9/1/45	1,000,000	998,570 (c)
Decatur, TX, Municipal Corp. Special Assessment Revenue, Wise County, Series 2025	4.750%	9/15/35	400,000	407,651 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875%	12/31/45	$275,000	$283,630 (c)
Green Meadows Public Improvement District, Improvement Area One Project, Series 2025	5.375%	12/31/45	520,000	537,536 (c)
Tabor Ranch Public Improvement District, Improvement District Area One Project, Series A	5.250%	12/31/44	250,000	249,819 (c)
Dripping Springs, TX, Municipal Corp. Special Assessment Revenue:
Heritage Public Improvement District, Improvement Area Three Project, Series 2025	5.375%	9/1/45	1,019,000	1,016,941
Heritage Public Improvement District, Improvement Area Two Project, Series 2025	5.000%	9/1/44	646,000	640,070 (c)
East Montgomery County, TX, GO, Municipal Utility District No 5, Special Assessment Bonds, Series 2023, BAM	4.000%	12/1/39	1,140,000	1,128,030
El Paso County, TX, GO, Hospital District, Series 2025, AG	5.500%	2/15/50	15,250,000	16,183,340
Ennis, TX, Municipal Corp. Special Assessment Revenue, Prairieview Public Improvement District, Improvement Area One & Two Project, Series 2025	5.250%	9/15/45	210,000	208,323 (c)
EP Cimarron Ventanas PFC Residential Development Revenue, Lifestyles At Los Paseos And Lifestyles On The Reserve Project	4.125%	12/1/39	3,300,000	3,328,819
EP LA Privada PFC Residential Development Revenue, Home Essential Function, La Privada Apartments Project, Series 2025	4.500%	6/1/40	4,915,000	5,017,609
EP Royal Estates PFC Residential Development Revenue:
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	12/1/34	3,120,000	3,163,571
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	10/1/39	2,050,000	2,075,120
Fate, TX, Municipal Corp. Special Assessment Revenue:
Rockwall County, Williamsburg Public Improvement, District No 1, Series 2023	5.125%	8/15/43	718,000	731,777 (c)
Williamsburg East Public Improvement, District Area One, Series 2020	3.375%	8/15/30	145,000	138,584 (c)
Fort Bend County, TX, GO, Municipal Utility District No 134:
Series 2025, BAM	4.375%	9/1/41	690,000	690,999
Series 2025, BAM	4.250%	9/1/43	1,485,000	1,433,727
Fort Bend County, TX, GO, Municipal Utility District No 229:
Series 2025, BAM	4.000%	9/1/42	1,500,000	1,411,238
Series 2025, BAM	4.250%	9/1/44	1,660,000	1,575,421
Fulshear, TX, GO, Municipal Utility District No 3A, Series 2023, AG	4.250%	9/1/41	1,005,000	991,469
FW Chaparral, TX, PFC Residential Development Revenue, Ranch Project, Series 2025	5.000%	10/1/35	3,000,000	3,200,219
FW Ramble, TX, Public Facility Corp. Residential Development Revenue, Ramble and Rose Project, Series 2025	4.000%	10/1/35	6,360,000	6,293,471
FW Texas Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	3,150,000	3,342,062
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/32	1,000,000	1,085,939 (d)
First Lien, Series A	5.000%	8/1/33	1,000,000	1,091,050 (d)
First Lien, Series A	5.000%	8/1/34	965,000	1,048,312 (d)
First Lien, Series A	5.500%	8/1/40	500,000	541,229 (d)
First Lien, Series A	5.500%	8/1/41	500,000	537,709 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Harris County, TX, GO, Municipal Utility District No 171:
Series 2023, AG	6.750%	12/1/26	$1,015,000	$1,047,715
Series 2023, AG	4.750%	12/1/40	1,215,000	1,243,960
Series 2024, BAM	4.000%	12/1/40	970,000	947,874
Series 2025, AG	4.125%	12/1/40	750,000	743,199
Series 2025, AG	4.125%	12/1/41	1,405,000	1,373,342
Harris County, TX, GO, Municipal Utility District No 490:
Series 2024, AG	4.000%	9/1/40	805,000	780,478
Series 2025, BAM	4.375%	3/1/41	1,465,000	1,467,681
Series 2025, BAM	4.500%	3/1/42	1,540,000	1,544,758
Series 2025, BAM	4.500%	3/1/44	1,690,000	1,665,033
Harris County, TX, GO, Municipal Utility District No 502, Series 2023, BAM	4.750%	9/1/37	1,060,000	1,094,362
Harris County, TX, GO, Municipal Utility District No 540:
Series 2022	5.000%	9/1/39	265,000	267,018
Series 2022	5.375%	9/1/45	440,000	427,511
Harris County, TX, GO, Municipal Utility District No 576:
Series 2025, BAM	4.250%	3/1/40	205,000	205,892
Series 2025, BAM	4.375%	3/1/41	570,000	572,574
Series 2025, BAM	4.375%	3/1/42	655,000	653,752
Series 2025, BAM	4.375%	3/1/43	690,000	675,779
Harris-Waller Counties, TX, GO, Municipal Utility District No 4:
Series 2022	5.000%	11/1/34	345,000	359,467
Series 2022	5.000%	11/1/36	645,000	666,114
Series 2022	5.000%	11/1/38	275,000	281,999
Series 2022	5.250%	11/1/41	360,000	368,292
Series 2022	5.500%	11/1/44	1,250,000	1,278,374
Hays County, TX, Special Assessment Revenue:
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	4.750%	9/15/27	268,000	271,280 (c)
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	4.875%	9/15/32	560,000	587,639 (c)
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	5.500%	9/15/42	925,000	957,156 (c)
La Cima Public Improvement District, Neighborhood Improvement Areas One & Two Project, Series 2020	3.250%	9/15/30	150,000	141,220 (c)
Horseshoe Bay, TX, Special Assessment Revenue, Public Improvement District, Series 2020, Refunding	3.000%	10/1/30	137,000	128,292
Houston, TX, Airport System Special Facilities Revenue:
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/36	155,000	169,467 (d)
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/37	500,000	543,798 (d)
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	3,670,000	3,967,291 (d)
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	6,180,000	6,636,559 (d)
Hutto, TX, Municipal Corp. Special Assessment Revenue:
Cottonwood Creek Public Improvement, District Improvement Area Two, Series 2025	5.125%	9/1/45	702,000	689,483 (c)
Emory Crossing Public Improvement, District Improvement Area Two, Series 2023	4.500%	9/1/30	264,000	268,451 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 2, Improvement Area One	4.500%	9/1/31	$153,000	$155,805 (c)
Kaufman, TX, Special Assessment Revenue, Kaufman Public Improvement District Project, Series 2022	5.625%	9/15/42	104,000	105,675 (c)
Kyle, TX, Municipal Corp. Special Assessment Revenue:
Kyle Fifty Seven Public Improvement District, Series 2022	4.750%	9/1/32	133,000	137,307
Limestone Creek Public Improvement, District Improvement Area One B Project, Series 2024	5.500%	9/1/44	1,100,000	1,113,891 (c)
Limestone Creek Public Improvement, District Improvement Area One Project, Series 2023	5.500%	9/1/43	678,000	692,076 (c)
Plum Creek North Public Improvement, District Improvement Area Two Project, Series 2024	5.000%	9/1/44	524,000	525,551 (c)
Plum Creek North Public Improvement, District Major Improvement Area Project, Series 2022	4.375%	9/1/32	215,000	216,497 (c)
Six Creeks Public Improvement, District Improvement Area Five Project, Series 2025	4.500%	9/1/35	366,000	369,001 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2023	4.375%	9/1/28	323,000	325,919 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2023	4.500%	9/1/33	650,000	663,879 (c)
Southwest Kyle Public Improvement, District No 1, Improvement Area Two Project, Series 2023	5.750%	9/1/30	100,000	104,262 (c)
Lago Vista, TX, Municipal Corp. Special Assessment Revenue:
Tessera on Lake Travis Public Improvement, District Improvement Area One Project, Series 2020, Refunding	3.125%	9/1/30	130,000	123,408
Tessera on Lake Travis Public Improvement, District Major Improvement Area Project, Series A, Refunding	5.000%	9/1/30	90,000	85,872 (c)
Lakes Fresh Water Supply District of Denton County, TX, GO, Utility Bonds, BAM	4.375%	9/1/42	1,350,000	1,352,947
Lavon, TX, Municipal Corp. Special Assessment Revenue:
Elevon Public Improvement, District Improvement Area One Project, Series 2024	5.000%	9/15/44	500,000	503,043 (c)
Elevon Public Improvement, District Improvement Areas Three & Five, Series 2025	5.375%	9/15/45	500,000	498,741
Lakepointe Public Improvement, District Improvement Areas Two & Three Project, Series 2022	5.250%	9/15/28	423,000	432,196 (c)
Lakepointe Public Improvement, District Improvement Areas Two & Three Project, Series 2022	5.875%	9/15/42	655,000	697,039 (c)
Trails of Lavon Public Improvement District Projects	5.750%	9/15/45	300,000	309,277 (c)
Leander, TX, Special Assessment Revenue, Oak Creek Public Improvement District, Series 2020, Refunding	3.250%	9/1/32	100,000	93,648
Liberty Hill, TX, Special Assessment Revenue, Summerlyn West Public Improvement District, Series 2020	3.125%	9/1/30	75,000	71,015 (c)
Lowry Crossing, TX, Municipal Corp. Special Assessment Revenue:
Lowry Trails Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/15/45	409,000	407,218 (c)
Simpson Road Public Improvement District Projects, Series 2025	5.750%	9/15/45	1,000,000	1,026,466 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Manor, TX, Municipal Corp. Special Assessment Revenue:
Entradaglen Public Improvement, District Improvement Area One Project, Series 2025	6.000%	9/15/36	$409,000	$424,501 (c)
Lagos Public Improvement, District Improvement Area One Project, Series 2025	5.750%	9/15/45	839,000	861,820 (c)
Manor Heights Public Improvement, District Improvement Area Three Project, Series 2023	5.250%	9/15/43	200,000	202,802 (c)
Marble Falls, TX, Special Assessment Revenue, Series 2024	6.375%	9/1/44	1,004,000	983,415 (c)
Matagorda County, TX, Navigation District No 1, Revenue, Houston LT & Power Co., Refunding, AMBAC	5.125%	11/1/28	1,115,000	1,167,290 (d)
Mclendon-Chisholm, TX, Special Assessment Revenue, Series 2022	5.375%	9/15/32	155,000	163,946 (c)
Mesquite, TX, Special Assessment Revenue:
Heartland Town Center Public Improvement, District Phase 2, Series 2023	4.000%	9/1/30	85,000	85,246 (c)
Solterra Public Improvement, District Improvement Area A-1 Projects, Series 2023	5.500%	9/1/43	1,521,000	1,568,104 (c)
Solterra Public Improvement, District Improvement Area C-1 Projects, Series 2023	5.375%	9/1/43	102,000	104,225 (c)
Solterra Public Improvement, District Improvement Area C-3 Projects, Series 2024	5.000%	9/1/44	506,000	500,153 (c)
Solterra Public Improvement, District Improvement Area C-4 Project, Series 2025	5.250%	9/1/45	300,000	297,034
Mission, TX, EDC:
Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	3,000,000	3,110,740 (a)(b)(d)
Utility Revenue, Permian Basin Water Resources Project, Series A	6.750%	8/15/45	1,827,000	1,883,215 (c)(d)
Montgomery County, TX, Special Assessment Revenue:
Retirement Life Communities Inc., Series A	4.500%	9/15/32	475,000	480,858
Retirement Life Communities Inc., Series A	5.125%	9/15/45	675,000	677,069
Mustang Ridge, TX, Special Assessment Revenue, Series 2025	5.875%	9/1/45	705,000	727,464 (c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Wesleyan Homes Inc. Project, Refunding	4.000%	1/1/29	85,000	84,887
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
CHF Collegiate Housing College Station I LLC - Texas A&M University Project, Series A	5.000%	4/1/29	85,000	85,024
CHF Collegiate Housing Corpus Christi II LLC - Texas A&M University Corpus Christi Project	5.000%	4/1/31	30,000	30,181 (i)
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/30	170,000	167,798
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/35	80,000	78,976
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/47	135,000	126,855
North Parkway Municipal Management District No 1, TX, Special Assessment Revenue:
Legacy Hills Public Improvement, District Phase 1A & 1B Improvements, Series 2021	3.625%	9/15/31	50,000	49,122 (c)
Major Improvement Project, Series 2021	4.250%	9/15/31	152,000	151,907 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
North Texas Municipal Water District, Water System Revenue, Series 2025, Refunding	5.000%	9/1/55	$2,000,000	$2,073,259
Northlake Municipal Management District No 1, TX, GO, Unlimited Tax Road Bonds, BAM	5.000%	3/1/40	925,000	954,647
Northwood Municipal Utility District No 1, TX, GO, Unlimited Tax, Refunding	4.000%	8/1/31	400,000	400,067 (c)
Oak Point, TX, Special Assessment Revenue, Chaparral Park Public Improvement, District Improvement Area One Project, Series 2024	4.250%	9/15/31	409,000	408,340 (c)
Pilot Point, TX, Special Assessment Revenue:
Creekview Public Improvement, District Zone A, Improvement Area One Project, Series 2022	5.250%	9/15/32	150,000	155,389 (c)
Creekview Public Improvement, District Zone A, Improvement Area One Project, Series 2022	5.750%	9/15/32	144,000	149,715 (c)
Princeton, TX, Municipal Corp. Special Assessment Revenue:
Eastridge Public Improvement, District Improvement Area One Project, Series 2022	5.125%	9/1/42	850,000	863,705 (c)
Eastridge Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/1/45	300,000	299,936 (c)
Southridge Public Improvement, District Improvement Area Four Project, Series 2025	5.250%	9/1/45	563,000	562,880
Southridge Public Improvement, District Improvement Area One Project, Series 2023	5.500%	9/1/30	54,000	56,214 (c)
Southridge Public Improvement, District Improvement Area Three Project, Series 2025	5.750%	9/1/45	854,000	880,527 (c)
Southridge Public Improvement, District Improvement Area Two Project, Series 2024	5.250%	9/1/44	1,261,000	1,266,659 (c)
Westridge Public Improvement, District Improvement Area One Project, Series 2025	5.375%	9/1/45	544,000	547,483 (c)
Whitewing Public Improvement, District No 2 Phase 2 Project, Series 2023	4.250%	9/1/30	99,000	99,309 (c)
Winchester Crossing Public Improvement, District No 3 Project, Series 2024	4.375%	9/1/31	290,000	291,544 (c)
Winchester Public Improvement, District No 2 Project, Series 2022	5.125%	9/1/42	1,011,000	1,022,923 (c)
Winchester Public Improvement, District No 3 Project, Series 2024	5.125%	9/1/44	1,250,000	1,226,198 (c)
Winchester Public Improvement, District Phase 1 & 2 Project, Series 2020	3.250%	9/1/30	100,000	95,249 (c)
Winchester Public Improvement, District Phase 3 & 4 Project, Series 2021	2.875%	9/1/31	100,000	91,912 (c)
Windmore Public Improvement, District Improvement Area One Project, Series 2024	5.125%	9/1/44	411,000	409,450 (c)
Windmore Public Improvement, District Improvement Area Two Project, Series 2025	5.750%	9/1/45	811,000	833,436 (c)
Royse City, TX, Municipal Corp. Special Assessment Revenue:
Clearview Ranch Public Improvement, District North Zone Improvement Area One Project, Series 2025	5.750%	9/15/45	605,000	617,565 (c)
Clearview Ranch Public Improvement, District South Zone Improvement Area One Project, Series 2024	5.250%	9/15/44	415,000	409,079 (c)
Creekshaw Public Improvement, District Major Improvement Area Project, Series 2020	4.875%	9/15/40	375,000	367,102 (c)
Liberty Crossing Public Improvement, District Improvement Area Two Project, Series 2024	5.375%	9/15/44	685,000	685,088 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Sachse, TX, Municipal Corp. Special Assessment Revenue:
Sachse Public Improvement, District No 1, Improvement Areas One Project, Series 2022	5.000%	9/15/28	$173,000	$177,404 (c)
Sachse Public Improvement, District No 1 Improvement Area One Project, Series 2022	5.625%	9/15/42	460,000	490,324 (c)
Sachse, TX, Special Assessment Revenue:
Sachse Public Improvement, District No 1, Improvement Areas Two & Three Project, Series 2022	6.000%	9/15/28	100,000	103,744 (c)
Sachse Public Improvement, District No 1, Improvement Areas Two & Three Project, Series 2022	6.875%	9/15/42	310,000	341,904 (c)
Seagoville, TX, Special Assessment Revenue, Stonehaven Public Improvement, District Improvement Area One	5.750%	9/15/45	650,000	665,554 (c)
Sienna, TX, Municipal Utility District No 6, TX, GO:
Series 2024, BAM	4.125%	9/1/41	1,105,000	1,079,479
Series 2024, BAM	4.125%	9/1/42	1,030,000	992,211
South Manvel Development Authority, TX, Tax Increment Revenue	5.000%	4/1/38	700,000	717,962
Southeast Regional Management District, TX, GO, Unlimited Tax Road Bonds, Refunding, AG	4.000%	4/1/43	500,000	469,905
Texas State Department of Housing & Community Affairs, GNMA - Collateralized, Series B	4.650%	7/1/40	1,000,000	1,034,069
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue:
Series 2021, Refunding	5.000%	12/15/32	5,220,000	5,638,115
Series 2024	5.000%	1/1/34	3,750,000	4,049,607 (a)(b)
Series 2025	5.000%	1/1/36	12,090,000	12,949,194
Series B	5.500%	1/1/34	5,595,000	6,223,321 (a)(b)
Tomball, TX, Municipal Corp. Special Assessment Revenue:
Raburn Reserve Public Improvement, District Improvement Area One, Series 2020	3.375%	9/15/30	100,000	96,306 (c)
Raburn Reserve Public Improvement, District Improvement Area Two, Series 2023	4.875%	9/15/33	145,000	149,648 (c)
Winfrey Estates Public Improvement District, Series 2025	5.750%	9/15/45	415,000	430,761 (c)
Town of Providence Village, TX, Municipal Corp., Special Assessment Revenue:
Foree Ranch Public Improvement, District Improvement Area One Project, Series 2024	4.375%	9/1/31	231,000	232,574 (c)
Foree Ranch Public Improvement, District Improvement Area One Project, Series 2024	5.000%	9/1/44	445,000	438,804 (c)
Town of Providence Village, TX, Special Assessment Revenue, Foree Ranch Public Improvement, District Improvement Area Two Project, Series 2025	5.350%	9/1/45	775,000	769,247 (c)
Travis County Development Authority, TX, Contract Assessment Revenue, Turner’s Crossing Public Improvement, District Improvement Area One Commercial Lot 98 & Improvement Area Two Project, Series 2025	5.000%	9/1/44	285,000	285,043
Travis County, TX, Municipal Utility District No 19, GO, Series 2025, AG	4.125%	9/1/41	900,000	880,216
Travis County, TX, Municipal Utility District No 22, GO:
Series A	5.750%	9/1/38	515,000	527,193
Series B	6.000%	9/1/42	570,000	583,349
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Uhland, TX, Special Assessment Revenue:
Anderson Park Public Improvement, District Improvement Area One Project, Series 2024	5.125%	9/1/44	$710,000	$701,457 (c)
Watermill Public Improvement District, Series 2022	5.750%	9/1/27	129,000	130,013 (c)
Viridian, TX, Municipal Management District, Special Assessment Revenue, Series 2020	2.875%	12/1/30	100,000	93,114
Walden Pond, TX, Fresh Water Supply District, GO:
Unlimited Tax Road Bonds	6.000%	9/1/32	195,000	203,020
Unlimited Tax Road Bonds	6.250%	9/1/47	370,000	372,581
Westpointe Special Improvement District, TX, GO:
Limited Ad Valorem Tax Bonds, Series 2025, AG	5.000%	8/15/40	350,000	365,009
Limited Ad Valorem Tax Bonds, Series 2025, AG	5.000%	8/15/45	350,000	355,357
Limited Ad Valorem Tax Road Bonds, BAM	5.000%	8/15/41	550,000	574,691
Westside, Special Improvement District No 211, TX, GO:
Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025, BAM	5.000%	8/15/40	400,000	415,608
Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025, BAM	5.000%	8/15/45	500,000	506,734
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	5.750%	9/15/45	225,000	230,384 (c)
Williamson County, TX, Municipal Utility District No 26, GO:
Series 2025, BAM	4.000%	8/15/41	810,000	781,200
Series 2025, BAM	4.250%	8/15/42	855,000	837,635
Series 2025, BAM	4.250%	8/15/43	900,000	871,446
Total Texas				195,947,464
U.S. Virgin Islands — 0.1%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp., Revenue, Series A, Refunding	5.000%	10/1/30	810,000	846,527
Utah — 0.7%
Mida Mountain Village, UT, Public Infrastructure District, Tax Increment Revenue	5.125%	6/15/54	2,000,000	1,980,334 (c)
Military Installation Development Authority, UT, Tax Allocation Revenue, Series A-2	4.000%	6/1/36	250,000	242,870
Utah State Charter School Finance Authority, Charter School Revenue:
Wallace Stegner Academy, Series A	5.250%	6/15/32	230,000	236,326 (c)
Wallace Stegner Academy, Series A	5.625%	6/15/42	500,000	502,326 (c)
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue:
Series 2021	4.000%	10/15/36	1,345,000	1,319,388
Series 2021	4.000%	10/15/38	1,500,000	1,452,472
Series 2021	4.000%	10/15/41	500,000	465,079
Series 2022	5.000%	10/15/32	500,000	538,719
Series 2022	5.000%	10/15/37	100,000	104,872
Series 2022	5.000%	10/15/46	100,000	99,426
Series 2023	6.000%	10/15/47	100,000	108,297
Series 2024	5.250%	10/15/39	565,000	606,762
Series 2025	5.250%	10/15/40	1,335,000	1,418,140
Total Utah				9,075,011
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — 0.6%
Peninsula Town Center, VA, Community Development District, Special Assessment Revenue, Refunding	4.500%	9/1/28	$100,000	$100,781 (c)
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster-Canterbury On Chesapeake Bay	5.750%	9/1/30	1,000,000	1,011,247
Virginia State College Building Authority Revenue, Regent University Project	6.000%	6/1/50	1,900,000	2,018,414
Virginia State Housing Development Authority Revenue, Rental Housing Bonds	4.500%	10/1/40	750,000	766,435
Virginia State Small Business Financing Authority Revenue, The Obligated Group of National Senior Campuses Inc., Refunding	4.000%	1/1/36	4,185,000	4,247,070
Total Virginia				8,143,947
Washington — 2.2%
Energy Northwest, WA, Columbia Generating Station, Electric Revenue, Series A, Refunding	4.000%	7/1/42	5,470,000	5,489,718
Jefferson County, WA, Hospital Revenue, Public Hospital District, Refunding	5.750%	12/1/33	460,000	470,139
King County, WA, Housing Authority Revenue:
Birch Creek Apartments Project, County GTD	5.500%	5/1/38	1,000,000	1,001,887
Refunding	5.375%	7/1/45	1,000,000	1,047,556
Skagit County, WA, Public Hospital District Revenue, Refunding	5.000%	12/1/29	100,000	101,243
Spokane County, IA, Washington Airport Revenue, Series B	5.250%	1/1/41	1,600,000	1,716,263 (d)
Vancouver, WA, Housing Authority Revenue:
Cascara Project, Series A	4.250%	12/1/42	1,660,000	1,635,208
Cascara Project, Series A	5.000%	12/1/42	1,500,000	1,561,224
Cougar Creek Project, Series A	4.500%	10/1/42	1,250,000	1,280,966
Fishers Mill and Willow Creek Projects, Series 2025	5.000%	8/1/40	1,000,000	1,037,174
Fourth Plain Commons, Series 2025, Refunding	4.125%	12/1/39	3,255,000	3,186,389
Jens Pointe Project, Series 2025	4.250%	2/1/38	3,000,000	3,088,695
Navalia and Alena Projects, Series 2024	4.000%	8/1/34	1,000,000	996,574
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	3.000%	12/1/34	125,000	120,164 (c)
Washington State HFC Revenue:
Blakeley and Laurel Villages Portfolio, BAM	5.000%	7/1/45	1,000,000	1,009,542 (c)
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/38	2,165,000	2,276,678
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/43	200,000	203,291
Eliseo Project, Refunding	4.000%	1/1/31	100,000	95,991 (c)
Madison at River’s Edge Project	3.650%	1/1/37	100,000	86,548 (c)
Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects	5.000%	1/1/34	100,000	102,314 (c)
Rockwood Retirement Communities Project	5.000%	1/1/32	100,000	102,032 (c)
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	5.625%	7/1/38	430,000	468,308 (c)
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	5.875%	7/1/43	500,000	534,995 (c)
Whatcom County, WA, Public Utility District, GO:
Private Activity, BAM	5.250%	12/1/36	800,000	896,105 (d)
Private Activity, BAM	5.250%	12/1/39	1,240,000	1,359,313 (d)
Total Washington				29,868,317
West Virginia — 0.3%
County of Ohio, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/44	2,750,000	2,791,708
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

West Virginia — continued
West Virginia State Hospital Finance Authority, Hospital Revenue, Series A	4.250%	6/1/47	$1,500,000	$1,393,452
Total West Virginia				4,185,160
Wisconsin — 1.9%
Public Finance Authority Revenue, WI:
Affordable Housing Multifamily Certificates, Series 2023-1	7.125%	7/25/34	385,000	401,371 (c)
Affordable Housing Multifamily Certificates, Series 2024-1	6.810%	4/28/36	500,000	515,882 (c)
Affordable Housing Preservation Corp., Series A-1, Refunding	5.375%	12/1/36	900,000	937,525
Affordable Housing Preservation Corp., Series A-2, Refunding Step bond (0.000% to 12/1/38 then 6.375%)	0.000%	12/1/45	235,500	112,538
Aggie Apartment Life Holding Corp. II LLC Project, Series A	5.000%	6/1/39	960,000	1,017,650
Aggie Apartment Life Holding Corporation II LLC Project, Series A	5.000%	6/1/44	1,015,000	1,031,260
Bluehub Loan Fund Issue, Green Bonds, Series B	5.250%	7/1/44	1,000,000	1,055,328
Coral Academy of Science Las Vegas, Series A	5.000%	7/1/45	1,805,000	1,773,397
Coral Academy of Science Reno, Series A	5.375%	6/1/37	670,000	672,716 (c)
Eno River Academy Project, Series A	5.000%	6/15/40	815,000	815,732 (c)
Estancia Valley Classical Academy, Series A, Refunding	4.000%	7/1/31	95,000	89,969 (c)
Foundation Academy Charter School Project, Series 2024	5.000%	7/1/35	700,000	736,082 (c)
Foundation Academy Charter School Project, Series 2024	4.750%	7/1/45	3,100,000	2,832,719 (c)
Friends Homes, Series 2019, Refunding	4.000%	9/1/29	85,000	85,932 (c)
KSU Bixby Real Estate Foundation LLC Project, Series A	5.250%	6/15/45	500,000	518,337
KSU Bixby Real Estate Foundation LLC Project, Series B	5.250%	6/15/45	275,000	280,469
North East Carolina Preparatory School Project, Series A, Refunding	4.250%	6/15/34	800,000	817,907
Ocean Academy Charter School Project, Series 2021	4.000%	10/15/31	565,000	546,900 (c)
Patriot Services Group Portfolio Restructuring, Series B	0.000%	12/1/35	950,000	546,810 (c)
Patriot Services Group, Portfolio Restructuring, Series A-1, Refunding	4.500%	12/1/31	500,000	506,073 (c)
Signature Preparatory, Series A	5.000%	6/15/31	690,000	697,942 (c)
Tree House Apartments Project, Series B	6.625%	2/1/46	275,000	226,170 (c)
Triad Educational Services Inc., Series 2025, Refunding	5.250%	6/15/45	3,430,000	3,391,490
Triad Educational Services Inc., Series A	4.000%	6/15/30	335,000	336,664
Ultimate Medical Academy Project, Series A, Refunding	5.000%	10/1/29	600,000	626,385 (c)
Whitestone Retirement Facilities First Mortgage, Refunding	4.000%	3/1/27	20,000	19,896 (c)
Whitestone Retirement Facilities First Mortgage, Refunding	5.000%	3/1/37	1,385,000	1,388,040 (c)
Wisconsin State HEFA Revenue:
Covenant Communities Inc. Project Third Tier, Series C	6.500%	7/1/33	10,000	9,778
Covenant Communities Inc. Project Third Tier, Series C	7.000%	7/1/43	505,000	459,499
Saint John’s Communities Inc. Series 2022, Refunding	4.000%	9/15/41	1,050,000	969,575
Saint John’s Communities Inc. Series 2022, Refunding	4.000%	9/15/45	750,000	641,879
Saint John’s Communities Inc. Series B, Refunding	4.000%	9/15/41	510,000	470,937
Three Pillars Senior Living Communities, Series A	5.500%	8/15/44	305,000	315,535
Three Pillars Senior Living Communities, Series B-2	4.200%	8/15/28	200,000	200,010
Total Wisconsin				25,048,397

Total Municipal Bonds (Cost — $1,243,926,358)				1,266,806,999
Corporate Bonds & Notes — 0.6%
Consumer Discretionary — 0.6%
Diversified Consumer Services — 0.6%
Grand Canyon University, Secured Notes (Cost — $7,137,542)	5.125%	10/1/28	7,500,000	7,459,510
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Ground Transportation — 0.0%††
DesertXpress Enterprises LLC (Cost — $0)		12/1/35	8,700	$0 *(f)(g)(k)
Total Investments before Short-Term Investments (Cost — $1,251,063,900)				1,274,266,509
	Rate	Maturity Date	Face Amount
Short-Term Investments — 4.4%
Municipal Bonds — 4.4%
Arizona — 0.3%

Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	2.550%	1/1/46	$4,000,000	4,000,000 (l)(m)
Georgia — 0.2%

Roswell Development Authority, GA, Revenue, Wellstar Healthcare Inc., LOC - Truist Bank N.A.	2.450%	4/1/47	2,950,000	2,950,000 (l)(m)
Louisiana — 0.1%

Louisiana State Gasoline & Fuels Tax Revenue, Series A-2, Refunding, LOC - TD Bank N.A.	2.450%	5/1/43	1,100,000	1,100,000 (l)(m)
Michigan — 1.1%
Grand Traverse County, MI, Hospital Finance Authority Revenue, Munson Healthcare Obligated Group, Series C, Refunding, LOC - PNC Bank N.A.	2.450%	7/1/41	5,900,000	5,900,000 (l)(m)
Green Lake Township, MI, EDC, The Township of Green Lake Michigan Variable Rate Demand Revenue, Series 2004, Refunding, LOC - PNC Bank N.A.	2.550%	6/1/34	9,400,000	9,400,000 (l)(m)
Total Michigan				15,300,000
Minnesota — 0.7%

Rochester, MN, Health Care Facilities Variable Rate Revenue, Mayo Clinic, Series D, LOC - Barclays Bank PLC	1.700%	11/15/64	8,900,000	8,900,000 (l)(m)
Missouri — 0.5%

Missouri State HEFA Revenue, Series F	2.450%	6/1/44	7,100,000	7,100,000 (l)(m)
New Jersey — 0.0%††

New Jersey State Health Care Facilities Financiang Authority Revenue, Series C, LOC - JPMorgan Chase & Co.	1.450%	7/1/43	400,000	400,000 (l)(m)
New York — 0.4%
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	2.350%	1/1/34	2,500,000	2,500,000 (l)(m)
New York, NY, GO, Fiscal 2014, Series I, SPA - U.S. Bank N.A.	2.600%	3/1/44	2,600,000	2,600,000 (l)(m)
Total New York				5,100,000
Ohio — 0.1%

Hamilton County, OH, Revenue, Trihealth Inc. Obligated Group Project, Series 2021, Refunding, SPA - JPMorgan Chase & Co.	2.550%	8/15/51	1,200,000	1,200,000 (l)(m)
Oregon — 0.1%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	2.350%	8/1/34	1,000,000	1,000,000 (l)(m)
Pennsylvania — 0.5%
Philadelphia, PA, Authority for IDR:
The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.480%	7/1/54	1,800,000	1,800,000 (l)(m)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
The Children’s Hospital of Philadelphia Project, Series B-2, SPA - JPMorgan Chase & Co.	2.480%	7/1/54	$5,400,000	$5,400,000 (l)(m)
Total Pennsylvania				7,200,000
Virginia — 0.4%
Albemarle County, VA, EDA Revenue, Sentara Martha Jefferson Hospital, Series B, Refunding, SPA - TD Bank N.A.	2.450%	10/1/48	500,000	500,000 (l)(m)
Winchester, VA, EDA Revenue, Valley Health System Obligated Group, Series B-1, Refunding, LOC - Truist Bank N.A.	2.450%	1/1/54	4,700,000	4,700,000 (l)(m)
Total Virginia				5,200,000

Total Short-Term Investments (Cost — $59,450,000)				59,450,000
Total Investments — 98.9% (Cost — $1,310,513,900)				1,333,716,509
Other Assets in Excess of Liabilities — 1.1%				15,448,700
Total Net Assets — 100.0%				$1,349,165,209

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of December 31, 2025.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Value is less than $1.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Dynamic Municipal Bond ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFC	—	Public Facilities Corporation
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 26.4%
Entertainment — 4.9%
Netflix Inc.	1,000	$93,760 *
ROBLOX Corp., Class A Shares	313	25,363 *
Roku Inc.	649	70,410 *
Total Entertainment		189,533
Interactive Media & Services — 19.6%
Alphabet Inc., Class A Shares	1,012	316,756
Meta Platforms Inc., Class A Shares	423	279,218
Pinterest Inc., Class A Shares	597	15,456 *
Reddit Inc., Class A Shares	392	90,109 *
Snap Inc., Class A Shares	1,075	8,675 *
Tencent Holdings Ltd.	646	49,715
Total Interactive Media & Services		759,929
Wireless Telecommunication Services — 1.9%
T-Mobile US Inc.	358	72,688

Total Communication Services		1,022,150
Consumer Discretionary — 1.3%
Broadline Retail — 0.9%
Alibaba Group Holding Ltd., ADR	242	35,472
Diversified Consumer Services — 0.4%
Duolingo Inc.	96	16,848 *

Total Consumer Discretionary		52,320
Financials — 4.1%
Capital Markets — 4.0%
Bullish	198	7,498 *
Coinbase Global Inc., Class A Shares	181	40,932 *
Moody’s Corp.	40	20,434
MSCI Inc.	34	19,507
Robinhood Markets Inc., Class A Shares	293	33,138 *
Tradeweb Markets Inc., Class A Shares	317	34,090
Total Capital Markets		155,599
Insurance — 0.1%
Root Inc., Class A Shares	75	5,417 *

Total Financials		161,016
Health Care — 3.2%
Biotechnology — 0.2%
Recursion Pharmaceuticals Inc., Class A Shares	1,813	7,415 *
Health Care Technology — 3.0%
Doximity Inc., Class A Shares	655	29,004 *
Schrodinger Inc.	1,641	29,341 *
Simulations Plus Inc.	292	5,323 *
Veeva Systems Inc., Class A Shares	162	36,163 *
Waystar Holding Corp.	503	16,473 *
Total Health Care Technology		116,304

Total Health Care		123,719
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 0.4%
Professional Services — 0.4%
Verisk Analytics Inc.	64	$14,316

Information Technology — 61.3%
Communications Equipment — 2.1%
Arista Networks Inc.	610	79,928 *
Electronic Equipment, Instruments & Components — 0.5%
Celestica Inc.	66	19,510 *
IT Services — 14.5%
Cloudflare Inc., Class A Shares	1,710	337,127 *
Kyndryl Holdings Inc.	499	13,253 *
MongoDB Inc.	222	93,171 *
Snowflake Inc., Class A Shares	543	119,113 *
Total IT Services		562,664
Software — 44.2%
AppLovin Corp., Class A Shares	361	243,249 *
Aurora Innovation Inc.	1,747	6,708 *
Circle Internet Group Inc.	110	8,723 *
Clearwater Analytics Holdings Inc., Class A Shares	705	17,005 *
Confluent Inc., Class A Shares	2,129	64,381 *
Constellation Software Inc.	7	16,859
CrowdStrike Holdings Inc., Class A Shares	309	144,847 *
Datadog Inc., Class A Shares	417	56,708 *
Fair Isaac Corp.	25	42,265 *
Figma Inc., Class A Shares	107	3,999 *
Fortinet Inc.	174	13,817 *
Gitlab Inc., Class A Shares	510	19,140 *
Guidewire Software Inc.	254	51,057 *
HubSpot Inc.	45	18,059 *
Life360 Inc.	441	28,286 *
Microsoft Corp.	511	247,130
Monday.com Ltd.	213	31,430 *
Oracle Corp.	190	37,033
Palantir Technologies Inc., Class A Shares	791	140,600 *
Palo Alto Networks Inc.	705	129,861 *
Qualys Inc.	86	11,429 *
Rubrik Inc., Class A Shares	197	15,067 *
Salesforce Inc.	171	45,300
Samsara Inc., Class A Shares	630	22,333 *
SentinelOne Inc., Class A Shares	1,341	20,115 *
ServiceNow Inc.	685	104,935 *
ServiceTitan Inc., Class A Shares	318	33,867 *
SoundHound AI Inc., Class A Shares	605	6,032 *
Trend Micro Inc.	675	28,000 *
Tyler Technologies Inc.	33	14,980 *
Unity Software Inc.	863	38,119 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
Zscaler Inc.		228	$51,282 *
Total Software			1,712,616

Total Information Technology			2,374,718
Real Estate — 1.8%
Specialized REITs — 1.8%
Crown Castle Inc.		213	18,930
Equinix Inc.		45	34,477
SBA Communications Corp.		95	18,376

Total Real Estate			71,783
Total Investments before Short-Term Investments (Cost — $3,097,981)			3,820,022
	Rate
Short-Term Investments — 1.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $49,189)	3.620%	49,189	49,189 (a)(b)(c)
Total Investments — 99.8% (Cost — $3,147,170)			3,869,211
Other Assets in Excess of Liabilities — 0.2%			7,125
Total Net Assets — 100.0%			$3,876,336

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $49,189 and the cost was $49,189 (Note 3).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Focused Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 15.0%
Entertainment — 2.7%
Netflix Inc.	41,570	$3,897,603 *
ROBLOX Corp., Class A Shares	24,064	1,949,906 *
Total Entertainment		5,847,509
Interactive Media & Services — 12.3%
Alphabet Inc., Class A Shares	50,073	15,672,849
Meta Platforms Inc., Class A Shares	15,808	10,434,703
Total Interactive Media & Services		26,107,552

Total Communication Services		31,955,061
Consumer Discretionary — 16.5%
Automobiles — 3.6%
Tesla Inc.	17,121	7,699,656 *
Broadline Retail — 10.9%
Amazon.com Inc.	80,085	18,485,220 *
MercadoLibre Inc.	1,467	2,954,919 *
Sea Ltd., ADR	13,932	1,777,305 *
Total Broadline Retail		23,217,444
Hotels, Restaurants & Leisure — 1.3%
DoorDash Inc., Class A Shares	11,958	2,708,248 *
Specialty Retail — 0.7%
Carvana Co.	3,369	1,421,786 *

Total Consumer Discretionary		35,047,134
Financials — 5.2%
Capital Markets — 1.5%
Robinhood Markets Inc., Class A Shares	20,517	2,320,473 *
Tradeweb Markets Inc., Class A Shares	9,350	1,005,499
Total Capital Markets		3,325,972
Financial Services — 3.7%
Affirm Holdings Inc.	20,547	1,529,313 *
Mastercard Inc., Class A Shares	11,085	6,328,205
Total Financial Services		7,857,518

Total Financials		11,183,490
Health Care — 6.7%
Biotechnology — 2.8%
Argenx SE, ADR	1,889	1,588,555 *
Ascendis Pharma A/S, ADR	8,027	1,711,677 *(a)
Natera Inc.	11,930	2,733,044 *
Total Biotechnology		6,033,276
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical Inc.	5,252	2,974,522 *
Pharmaceuticals — 2.5%
Eli Lilly & Co.	3,978	4,275,077
Jazz Pharmaceuticals PLC	5,678	965,260 *
Total Pharmaceuticals		5,240,337

Total Health Care		14,248,135
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Focused Growth ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrials — 2.9%
Aerospace & Defense — 2.2%
	Axon Enterprise Inc.	6,345	$3,603,516 *
	Kratos Defense & Security Solutions Inc.	12,829	973,849 *
Total Aerospace & Defense			4,577,365
Electrical Equipment — 0.7%
	GE Vernova Inc.	2,342	1,530,661

Total Industrials			6,108,026
Information Technology — 52.7%
Electronic Equipment, Instruments & Components — 1.6%
	Celestica Inc.	11,584	3,424,346 *
IT Services — 5.8%
	Cloudflare Inc., Class A Shares	22,239	4,384,419 *
	Shopify Inc., Class A Shares	39,786	6,404,353 *
	Snowflake Inc., Class A Shares	6,862	1,505,248 *
Total IT Services			12,294,020
Semiconductors & Semiconductor Equipment — 25.7%
	ASML Holding NV, Registered Shares	1,608	1,720,335
	Broadcom Inc.	36,427	12,607,385
	Monolithic Power Systems Inc.	1,056	957,116
	NVIDIA Corp.	167,318	31,204,807
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,097	8,234,507
Total Semiconductors & Semiconductor Equipment			54,724,150
Software — 14.7%
	AppLovin Corp., Class A Shares	9,354	6,302,912 *
	Cadence Design Systems Inc.	11,157	3,487,455 *
	Intuit Inc.	2,095	1,387,770
	Microsoft Corp.	41,579	20,108,436
Total Software			31,286,573
Technology Hardware, Storage & Peripherals — 4.9%
	Apple Inc.	37,958	10,319,262

Total Information Technology			112,048,351
Total Investments before Short-Term Investments (Cost — $160,893,188)			210,590,197
	Rate
Short-Term Investments — 1.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,136,832)	3.620%	2,136,832	2,136,832 (b)(c)(d)
Total Investments — 100.0% (Cost — $163,030,020)			212,727,029
Liabilities in Excess of Other Assets — (0.0)%††			(79,421)
Total Net Assets — 100.0%			$212,647,608

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Focused Growth ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $2,136,832 and the cost was $2,136,832 (Note 3).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Health Care — 96.2%
Biotechnology — 55.4%
Alnylam Pharmaceuticals Inc.	1,982	$788,142 *
Arcutis Biotherapeutics Inc.	3,792	110,120 *
Argenx SE	424	356,943 *
Beam Therapeutics Inc.	6,495	180,041 *
BeOne Medicines Ltd., ADR	193	58,635 *
BioNTech SE, ADR	4,007	381,466 *
Bridgebio Pharma Inc.	11,255	860,895 *
CareDx Inc.	6,858	129,205 *
Caris Life Sciences Inc.	1,892	51,046 *
Catalyst Pharmaceuticals Inc.	5,117	119,431 *
CRISPR Therapeutics AG	2,924	153,335 *
Dynavax Technologies Corp.	2,030	31,221 *
Exact Sciences Corp.	4,864	493,988 *
GRAIL Inc.	3,820	326,954 *
Insmed Inc.	5,476	953,043 *
Ionis Pharmaceuticals Inc.	5,499	435,026 *
Krystal Biotech Inc.	4,079	1,005,637 *
Natera Inc.	6,583	1,508,100 *
Neurocrine Biosciences Inc.	2,486	352,589 *
Neurogene Inc.	1,699	34,999 *
Praxis Precision Medicines Inc.	289	85,180 *
PTC Therapeutics Inc.	4,295	326,248 *
Recursion Pharmaceuticals Inc., Class A Shares	16,145	66,033 *
Regeneron Pharmaceuticals Inc.	667	514,837
Rhythm Pharmaceuticals Inc.	900	96,336 *
Samsung Episholdings Co. Ltd.	324	167,111 *
Stoke Therapeutics Inc.	5,718	181,489 *
Travere Therapeutics Inc.	9,350	357,264 *
Twist Bioscience Corp.	6,020	190,954 *
Ultragenyx Pharmaceutical Inc.	5,409	124,407 *
United Therapeutics Corp.	1,551	755,725 *
Veracyte Inc.	6,266	263,799 *
Vertex Pharmaceuticals Inc.	1,325	600,702 *
Total Biotechnology		12,060,901
Health Care Equipment & Supplies — 0.2%
OmniAb Inc., $12.50 EARNOUT	240	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	240	0 *(a)(b)(c)(d)
TransMedics Group Inc.	445	54,134 *
Total Health Care Equipment & Supplies		54,134
Health Care Providers & Services — 9.5%
GeneDx Holdings Corp.	3,816	496,309 *
Guardant Health Inc.	14,509	1,481,949 *
Hinge Health Inc., Class A Shares	2,015	93,597 *
Total Health Care Providers & Services		2,071,855
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value
Health Care Technology — 0.7%
	Doximity Inc., Class A Shares	2,692	$119,202 *
	Schrodinger Inc.	1,254	22,421 *
Total Health Care Technology			141,623
Life Sciences Tools & Services — 20.3%
	Adaptive Biotechnologies Corp.	44,534	723,232 *
	Agilent Technologies Inc.	1,049	142,737
	Bio-Rad Laboratories Inc., Class A Shares	209	63,325 *
	Charles River Laboratories International Inc.	1,334	266,106 *
	Danaher Corp.	970	222,052
	IQVIA Holdings Inc.	928	209,181 *
	Medpace Holdings Inc.	1,708	959,298 *
	QIAGEN NV	3,086	138,777
	Repligen Corp.	1,723	282,331 *
	Samsung Biologics Co. Ltd.	602	708,334 *(e)
	Tempus AI Inc.	8,512	502,634 *
	Thermo Fisher Scientific Inc.	361	209,182
Total Life Sciences Tools & Services			4,427,189
Pharmaceuticals — 10.1%
	AstraZeneca PLC, ADR	6,626	609,128
	Axsome Therapeutics Inc.	523	95,521 *
	Bristol-Myers Squibb Co.	702	37,866
	Eli Lilly & Co.	548	588,925
	Jazz Pharmaceuticals PLC	777	132,090 *
	Ligand Pharmaceuticals Inc.	3,503	662,312 *
	WaVe Life Sciences Ltd.	4,127	70,159 *
Total Pharmaceuticals			2,196,001

Total Health Care			20,951,703
Information Technology — 0.7%
Software — 0.7%
	Cadence Design Systems Inc.	504	157,540 *

Materials — 2.0%
Chemicals — 2.0%
	Corteva Inc.	6,373	427,182

Total Common Stocks (Cost — $16,080,018)			21,536,425
	Rate
Preferred Stocks — 1.1%
Health Care — 1.1%
Life Sciences Tools & Services — 1.1%
Sartorius AG (Cost — $196,040)	0.299%	777	225,582 (f)
Total Investments — 100.0% (Cost — $16,276,058)			21,762,007
Other Assets in Excess of Liabilities — 0.0%††			10,118
Total Net Assets — 100.0%			$21,772,125

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Genomic Advancements ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 4).
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 95.9%
Communication Services — 11.2%
Diversified Telecommunication Services — 1.8%
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	$120,000	$110,205 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	1,670,100	1,725,380 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	2,400,000	2,406,988 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	4,800,000	4,494,996 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	3,750,000	3,866,282 (a)
Total Diversified Telecommunication Services				12,603,851
Entertainment — 1.7%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	4,500,000	4,690,759 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	3,600,000	3,652,002 (a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	2,200,000	2,140,358
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,875,000	1,324,219
Total Entertainment				11,807,338
Media — 6.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	3,300,000	3,265,019 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	6,000,000	5,653,031 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,500,000	1,276,837 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	800,000	795,085 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	4,400,000	4,652,551 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	1,200,000	1,268,546 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	4,200,000	4,254,785 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	902,000	907,800 (a)
EW Scripps Co., Secured Notes	9.875%	8/15/30	3,400,000	3,398,192 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	3,075,000	3,193,459 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	2,150,000	1,614,123 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	1,285,000	1,313,821 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	5,500,000	5,807,021 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	3,400,000	3,553,408 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	1,470,000	1,581,026 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	5,170,000	5,242,679 (a)
Total Media				47,777,383
Wireless Telecommunication Services — 0.9%
Iliad Holding SAS, Senior Secured Notes	7.000%	4/15/32	3,650,000	3,766,446 (a)
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	2,190,000	2,329,551 (a)
Total Wireless Telecommunication Services				6,095,997

Total Communication Services				78,284,569
Consumer Discretionary — 16.5%
Automobile Components — 2.6%
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	2,480,000	2,526,943 (a)
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	3,420,000	3,548,549 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	5,900,000	5,115,199 (a)
Forvia SE, Senior Notes	6.750%	9/15/33	3,220,000	3,326,890 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	1,400,000	1,472,183 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	$2,000,000	$2,114,482 (a)(b)
Total Automobile Components				18,104,246
Automobiles — 0.4%
Nissan Motor Co. Ltd., Senior Notes	8.125%	7/17/35	2,535,000	2,696,029 (a)
Diversified Consumer Services — 0.5%
Grand Canyon University, Secured Notes	5.125%	10/1/28	3,200,000	3,182,724
Hotels, Restaurants & Leisure — 7.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	6.125%	6/15/29	3,100,000	3,185,782 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	3,731,000	3,885,379 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	725,000	695,923 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	3,600,000	3,705,325 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,510,000	2,579,103 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	4,900,000	4,662,350 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,700,000	1,653,000 (a)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	3,375,000	3,411,532 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	3,800,000	3,971,198 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,550,000	1,650,947 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	3,200,000	3,278,520 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	1,195,000	1,195,058 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	2,880,000	2,941,053 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,000,000	1,022,644 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	2,900,000	2,980,752 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,600,000	2,624,362 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	800,000	857,116 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	2,040,000	2,072,544 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	4,000,000	4,330,812 (a)
Total Hotels, Restaurants & Leisure				50,703,400
Household Durables — 3.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	4.625%	4/1/30	900,000	863,661 (a)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	1,475,000	1,477,412 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	1,600,000	1,652,757 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.000%	4/1/31	1,140,000	1,164,364 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.375%	10/1/33	1,660,000	1,688,319 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	1,000,000	1,043,693 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	1,450,000	1,522,279 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	1,100,000	1,075,659
Newell Brands Inc., Senior Notes	6.625%	5/15/32	3,350,000	3,254,630
Taylor Morrison Communities Inc., Senior Notes	5.750%	11/15/32	1,260,000	1,297,198 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.750%	1/15/34	6,070,000	6,153,642 (a)
Total Household Durables				21,193,614
Specialty Retail — 1.7%
PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes	7.500%	9/15/32	3,445,000	3,510,074 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	$2,400,000	$2,507,292 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	2,300,000	2,458,495 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	1,380,000	1,420,365 (a)
White Cap Supply Holdings LLC, Senior Notes	7.375%	11/15/30	1,955,000	2,029,805 (a)
Total Specialty Retail				11,926,031
Textiles, Apparel & Luxury Goods — 1.1%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	5,800,000	6,406,872 (a)(b)
Under Armour Inc., Senior Notes	7.250%	7/15/30	1,600,000	1,605,553 (a)
Total Textiles, Apparel & Luxury Goods				8,012,425

Total Consumer Discretionary				115,818,469
Consumer Staples — 2.1%
Consumer Staples Distribution & Retail — 0.7%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	5,045,000	5,118,275 (a)
Food Products — 0.6%
Chobani Holdco II LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/1/29	2,235,986	2,392,273 (a)(b)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	1,500,000	1,566,558 (a)
Total Food Products				3,958,831
Personal Care Products — 0.8%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	5,525,000	5,662,676 (a)

Total Consumer Staples				14,739,782
Energy — 10.6%
Energy Equipment & Services — 3.6%
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	10.375%	11/15/30	1,396,806	1,394,310 (a)
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	3,600,000	3,747,409 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	990,000	1,011,515 (a)
Kodiak Gas Services LLC, Senior Notes	6.750%	10/1/35	1,465,000	1,507,015 (a)
Nabors Industries Inc., Senior Notes	9.125%	1/31/30	2,600,000	2,728,050 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	3,200,000	3,106,487 (a)
Transocean International Ltd., Senior Notes	8.250%	5/15/29	1,500,000	1,512,793 (a)
Transocean International Ltd., Senior Notes	6.800%	3/15/38	1,900,000	1,635,266
Transocean International Ltd., Senior Secured Notes	8.750%	2/15/30	2,100,000	2,195,315 (a)
Transocean International Ltd., Senior Secured Notes	7.875%	10/15/32	395,000	414,409 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	1,538,095	1,571,913 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	4,395,000	4,503,302 (a)
Total Energy Equipment & Services				25,327,784
Oil, Gas & Consumable Fuels — 7.0%
Antero Resources Corp., Senior Notes	7.625%	2/1/29	1,401,000	1,427,487 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	8.125%	1/15/27	800,000	801,208 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	1,400,000	1,438,975 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	4,000,000	3,709,883 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	3,550,000	3,371,122 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	3,495,000	3,473,855 (a)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	3,500,000	3,520,822 (a)
Hess Midstream Operations LP, Senior Notes	6.500%	6/1/29	2,070,000	2,145,524 (a)
Kinetik Holdings LP, Senior Notes	6.625%	12/15/28	1,900,000	1,957,555 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	$3,900,000	$3,937,322 (a)
Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes	11.500%	2/15/28	2,500,000	2,593,838 (a)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	2,300,000	2,345,468 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	1,300,000	1,219,649 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	2,300,000	2,094,536 (a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	1,750,000	1,773,526 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	3,000,000	3,111,306 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	2,100,000	2,089,512 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	210,000	213,974 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	1,050,000	1,135,109 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	1,065,000	1,091,359 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	210,000	214,678 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	1,300,000	1,424,135 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,965,000	2,013,654 (a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	1,800,000	1,774,735 (a)
Total Oil, Gas & Consumable Fuels				48,879,232

Total Energy				74,207,016
Financials — 12.6%
Capital Markets — 1.7%
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	2,880,000	2,936,831 (a)
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	2,800,000	2,927,347 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	870,000	902,988 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	4,500,000	4,798,350 (a)
Total Capital Markets				11,565,516
Consumer Finance — 2.9%
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	1,600,000	1,688,000 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	2,800,000	3,013,293 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,500,000	1,496,972 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	4,000,000	4,165,807 (a)
OneMain Finance Corp., Senior Notes	6.625%	5/15/29	1,100,000	1,140,693
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	1,000,000	1,001,216
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	600,000	626,747
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	2,435,000	2,464,527
PRA Group Inc., Senior Notes	5.000%	10/1/29	1,500,000	1,411,853 (a)
PRA Group Inc., Senior Notes	8.875%	1/31/30	900,000	934,839 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	2,100,000	2,081,058 (a)
Total Consumer Finance				20,025,005
Financial Services — 5.8%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	3,230,000	3,298,625 (a)
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.750%	12/1/32	2,730,000	2,787,909 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	4,700,000	4,932,077 (a)
Freedom Mortgage Holdings LLC, Senior Notes	6.875%	5/1/31	800,000	800,913 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	925,000	974,432 (a)
Freedom Mortgage Holdings LLC, Senior Notes	7.875%	4/1/33	535,000	554,435 (a)
Global Net Lease Inc./Global Net Lease Operating Partnership LP, Senior Notes	3.750%	12/15/27	1,930,000	1,880,774 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	$1,400,000	$1,384,649 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	3,350,000	3,411,070 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	2,700,000	2,820,032 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	2,100,000	2,215,233 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	3,900,000	4,104,621 (a)
Pebblebrook Hotel LP/PEB Finance Corp., Senior Notes	6.375%	10/15/29	2,400,000	2,465,369 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	5,300,000	5,504,368 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	3,900,000	3,706,325 (a)
Total Financial Services				40,840,832
Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	1,900,000	1,989,583 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	2,000,000	2,076,238 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	1,400,000	1,430,283 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	2,500,000	2,595,413 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	2,560,000	2,657,604 (a)
Total Insurance				10,749,121
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	5,200,000	5,033,701 (a)

Total Financials				88,214,175
Health Care — 7.9%
Biotechnology — 2.1%
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	2,850,000	2,996,068 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	2,250,000	2,307,469 (a)
Grifols SA, Senior Notes	4.750%	10/15/28	3,300,000	3,261,521 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	6,500,000	6,409,223 (a)
Total Biotechnology				14,974,281
Health Care Equipment & Supplies — 0.6%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	4,100,000	4,284,500 (a)
Health Care Providers & Services — 3.7%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,000,000	890,950 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	3,300,000	3,311,913 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,150,000	3,441,973 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	5,900,000	6,177,619 (a)
DaVita Inc., Senior Notes	4.625%	6/1/30	6,900,000	6,714,148 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	850,000	854,320
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	775,000	798,420 (a)
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	2,300,000	2,356,450
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	1,400,000	1,457,469
Total Health Care Providers & Services				26,003,262
Health Care Technology — 0.2%
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	180,055	158,142 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	1,550,161	1,338,936 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Technology — continued
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	$282,462	$298,983 (a)(b)
Total Health Care Technology				1,796,061
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Senior Notes	6.250%	6/1/32	3,800,000	3,975,439 (a)
Pharmaceuticals — 0.7%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	2,600,000	2,751,297 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,300,000	1,304,946
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	500,000	576,345
Total Pharmaceuticals				4,632,588

Total Health Care				55,666,131
Industrials — 12.1%
Aerospace & Defense — 1.9%
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	1,600,000	1,671,188 (a)
Efesto Bidco SpA Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	5,950,000	6,024,345 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	700,000	716,996 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	4,815,000	5,018,767 (a)
Total Aerospace & Defense				13,431,296
Building Products — 1.3%
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	900,000	938,486 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	5,100,000	5,231,659 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	1,150,000	1,201,728 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,650,000	1,718,533 (a)
Total Building Products				9,090,406
Commercial Services & Supplies — 2.5%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	6,175,000	6,386,463 (a)
Veritiv Operating Co., Senior Secured Notes	10.500%	11/30/30	1,625,000	1,749,252 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	3,400,000	3,508,173 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	5,900,000	6,199,561 (a)
Total Commercial Services & Supplies				17,843,449
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	4.375%	4/15/29	3,000,000	2,955,602 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	2,200,000	2,327,588 (a)
VM Consolidated Inc., Senior Notes	5.500%	4/15/29	2,600,000	2,603,458 (a)
Total Construction & Engineering				7,886,648
Electrical Equipment — 0.8%
Gates Corp., Senior Notes	6.875%	7/1/29	2,100,000	2,183,433 (a)
WESCO Distribution Inc., Senior Notes	6.375%	3/15/33	3,050,000	3,186,363 (a)
Total Electrical Equipment				5,369,796
Ground Transportation — 1.6%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	6,060,000	6,350,074 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	4,400,000	4,644,059 (a)
Total Ground Transportation				10,994,133
Machinery — 1.0%
ATS Corp., Senior Notes	4.125%	12/15/28	3,000,000	2,938,358 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Esab Corp., Senior Notes	6.250%	4/15/29	$2,450,000	$2,522,194 (a)
Terex Corp., Senior Notes	6.250%	10/15/32	1,280,000	1,314,184 (a)
Total Machinery				6,774,736
Passenger Airlines — 1.0%
OneSky Flight LLC, Senior Notes	8.875%	12/15/29	4,525,000	4,845,619 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,000,000	1,998,702 (a)
Total Passenger Airlines				6,844,321
Professional Services — 0.4%
CACI International Inc., Senior Notes	6.375%	6/15/33	3,050,000	3,159,582 (a)
Trading Companies & Distributors — 0.4%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	2,600,000	2,717,569 (a)
Transportation Infrastructure — 0.1%
Beacon Mobility Corp., Senior Secured Notes	7.250%	8/1/30	905,000	947,065 (a)

Total Industrials				85,059,001
Information Technology — 6.7%
Communications Equipment — 1.8%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,500,000	3,494,532 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,900,000	6,265,736 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	3,220,000	3,065,588 (a)
Total Communications Equipment				12,825,856
Electronic Equipment, Instruments & Components — 1.6%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	2,215,000	2,304,554 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	3,785,000	4,002,721 (a)
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	4,600,000	4,510,192 (a)
Total Electronic Equipment, Instruments & Components				10,817,467
IT Services — 0.7%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	4,705,000	4,618,783 (a)
Semiconductors & Semiconductor Equipment — 0.5%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	2,595,000	2,693,095 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	1,015,000	1,039,052 (a)
Total Semiconductors & Semiconductor Equipment				3,732,147
Software — 0.9%
Gen Digital Inc., Senior Notes	6.250%	4/1/33	3,350,000	3,468,727 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	3,100,000	2,706,742 (a)
Total Software				6,175,469
Technology Hardware, Storage & Peripherals — 1.2%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	5,400,000	5,641,326 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	2,750,000	2,838,319 (a)
Total Technology Hardware, Storage & Peripherals				8,479,645

Total Information Technology				46,649,367
Materials — 8.4%
Chemicals — 3.1%
Avient Corp., Senior Notes	6.250%	11/1/31	3,200,000	3,291,094 (a)
Calderys Financing LLC, Senior Secured Notes	11.250%	6/1/28	1,200,000	1,275,716 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	4,448,000	4,620,360 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	$4,700,000	$3,723,955 (c)
GPD Cos. Inc., Senior Secured Notes	12.500%	12/31/29	2,060,887	1,061,151 (a)
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	4,600,000	4,795,893 (a)
Solstice Advanced Materials Inc., Senior Notes	5.625%	9/30/33	2,810,000	2,836,454 (a)
Total Chemicals				21,604,623
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,800,000	1,926,662 (a)
Containers & Packaging — 1.4%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	5,700,000	5,864,983 (a)
Toucan FinCo Ltd./Toucan FinCo Can Inc./Toucan FinCo US LLC, Senior Secured Notes	9.500%	5/15/30	4,350,000	4,347,984 (a)
Total Containers & Packaging				10,212,967
Metals & Mining — 3.3%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,635,000	2,704,170 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	1,895,000	1,981,764 (a)
Commercial Metals Co., Senior Notes	5.750%	11/15/33	1,025,000	1,048,690 (a)
Commercial Metals Co., Senior Notes	6.000%	12/15/35	2,350,000	2,410,479 (a)
Constellium SE, Senior Notes	3.750%	4/15/29	2,000,000	1,932,856 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	3,100,000	3,214,285 (a)
Mineral Resources Ltd., Senior Notes	7.000%	4/1/31	4,050,000	4,227,002 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	2,800,000	2,706,747 (a)
Novelis Corp., Senior Notes	6.875%	1/30/30	800,000	831,073 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	2,075,000	2,105,235 (a)
Total Metals & Mining				23,162,301
Paper & Forest Products — 0.3%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	2,400,000	2,221,838 (a)

Total Materials				59,128,391
Real Estate — 4.0%
Diversified REITs — 0.8%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	3,100,000	3,312,903 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,400,000	2,356,595 (a)
Total Diversified REITs				5,669,498
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	2,000,000	2,063,722 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	2,300,000	2,386,872 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	1,200,000	1,252,280 (a)
Total Hotel & Resort REITs				5,702,874
Real Estate Management & Development — 0.2%
Forestar Group Inc., Senior Notes	6.500%	3/15/33	1,630,000	1,663,692 (a)
Specialized REITs — 2.2%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,500,000	2,569,628 (a)
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	4,150,000	4,088,092 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	4,870,000	4,986,242 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	1,830,000	1,847,858 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — continued
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	$1,545,000	$1,512,103 (a)
Total Specialized REITs				15,003,923

Total Real Estate				28,039,987
Utilities — 3.8%
Electric Utilities — 3.0%
Leeward Renewable Energy Operations LLC, Senior Notes	4.250%	7/1/29	5,300,000	5,069,621 (a)
NRG Energy Inc., Senior Notes	5.750%	7/15/29	2,100,000	2,100,220 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	4,585,000	4,648,128 (a)
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	1,500,000	1,530,576 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	800,000	827,772 (a)
Talen Energy Supply LLC, Senior Secured Notes	8.625%	6/1/30	2,000,000	2,118,448 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	4,200,000	4,450,518 (a)
Total Electric Utilities				20,745,283
Independent Power and Renewable Electricity Producers — 0.8%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	5,865,000	5,887,369 (a)

Total Utilities				26,632,652
Total Corporate Bonds & Notes (Cost — $662,245,299)				672,439,540
Senior Loans — 0.4%
Communication Services — 0.0%††
Media — 0.0%††
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	71,129	27,893 (b)(d)(e)

Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.466%	2/15/29	1,466,556	1,471,139 (c)(d)(e)

Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.254%	3/15/30	418,605	407,357 (c)(d)(e)
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.327%	4/23/29	1,644,750	921,520 (c)(d)(e)

Total Materials				1,328,877
Total Senior Loans (Cost — $3,579,198)				2,827,909
Municipal Bonds — 0.2%
Arizona — 0.2%
Maricopa County, AZ, IDA Revenue, Grand Canyon University Project T (Cost — $1,554,669)	7.375%	10/1/29	1,545,000	1,621,419 (a)
			Shares
Convertible Preferred Stocks — 0.1%
Industrials — 0.1%
Aerospace & Defense — 0.1%
Boeing Co. (Cost — $550,000)	6.000%		11,000	759,660

Common Stocks — 0.1%
Communication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Altice France SA			9,795	176,407 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Financials — 0.0%††
Financial Services — 0.0%††
DSG TOPCO, Inc.			442	$1,216 (f)(g)

Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Keenova Therapeutics PLC			1,445	129,255
Par Health Inc.			1,445	13,547

Total Health Care				142,802
Total Common Stocks (Cost — $269,115)				320,425
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France SA (Cost — $0)		—	501	8,317 *
Total Investments before Short-Term Investments (Cost — $668,198,281)				677,977,270
	Rate		Shares
Short-Term Investments — 1.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $10,142,146)	3.620%		10,142,146	10,142,146 (h)(i)(j)
Total Investments — 98.2% (Cost — $678,340,427)				688,119,416
Other Assets in Excess of Liabilities — 1.8%				12,784,484
Total Net Assets — 100.0%				$700,903,900

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $10,142,146 and the cost was $10,142,146 (Note 3).

(j)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
IDA	—	Industrial Development Authority
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin High Yield Corporate ETF
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 57.5%
Communication Services — 2.9%
Diversified Telecommunication Services — 2.4%
Verizon Communications Inc.	65,820	$2,680,848
Media — 0.5%
Comcast Corp., Class A Shares	19,082	570,361

Total Communication Services		3,251,209
Consumer Discretionary — 3.0%
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	4,176	1,276,311
Starbucks Corp.	6,192	521,428
Total Hotels, Restaurants & Leisure		1,797,739
Specialty Retail — 1.0%
Home Depot Inc.	3,325	1,144,133
Textiles, Apparel & Luxury Goods — 0.4%
NIKE Inc., Class B Shares	8,000	509,680

Total Consumer Discretionary		3,451,552
Consumer Staples — 10.2%
Beverages — 4.7%
Coca-Cola Co.	22,588	1,579,127
PepsiCo Inc.	26,100	3,745,872
Total Beverages		5,324,999
Consumer Staples Distribution & Retail — 0.7%
Target Corp.	8,204	801,941
Food Products — 0.5%
Nestle SA, ADR	5,603	553,464
Household Products — 2.8%
Procter & Gamble Co.	21,610	3,096,929
Tobacco — 1.5%
Philip Morris International Inc.	10,855	1,741,142

Total Consumer Staples		11,518,475
Energy — 7.3%
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	20,908	3,186,589
Exxon Mobil Corp.	30,927	3,721,755
TotalEnergies SE	20,179	1,320,110

Total Energy		8,228,454
Financials — 6.0%
Banks — 4.1%
Fifth Third Bancorp	13,385	626,552
JPMorgan Chase & Co.	6,544	2,108,607
PNC Financial Services Group Inc.	3,103	647,689
US Bancorp	24,413	1,302,678
Total Banks		4,685,526
Capital Markets — 1.9%
Morgan Stanley	11,867	2,106,749

Total Financials		6,792,275
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Health Care — 7.1%
Pharmaceuticals — 7.1%
AstraZeneca PLC, ADR			8,416	$773,683
Johnson & Johnson			15,342	3,175,027
Merck & Co. Inc.			26,844	2,825,599
Pfizer Inc.			48,515	1,208,024

Total Health Care				7,982,333
Industrials — 9.6%
Aerospace & Defense — 4.7%
Lockheed Martin Corp.			6,054	2,928,138
RTX Corp.			12,834	2,353,756
Total Aerospace & Defense				5,281,894
Building Products — 2.5%
Johnson Controls International PLC			23,244	2,783,469
Ground Transportation — 1.5%
Union Pacific Corp.			7,475	1,729,117
Industrial Conglomerates — 0.9%
Honeywell International Inc.			5,111	997,105

Total Industrials				10,791,585
Information Technology — 1.0%
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments Inc.			6,470	1,122,480

Materials — 4.0%
Chemicals — 2.0%
Air Products & Chemicals Inc.			6,668	1,647,129
LyondellBasell Industries NV, Class A Shares			13,000	562,900
Total Chemicals				2,210,029
Metals & Mining — 2.0%
Rio Tinto PLC, ADR			28,923	2,314,708

Total Materials				4,524,737
Utilities — 6.4%
Electric Utilities — 5.4%
Duke Energy Corp.			13,104	1,535,920
NextEra Energy Inc.			19,624	1,575,414
Southern Co.			34,084	2,972,125
Total Electric Utilities				6,083,459
Multi-Utilities — 1.0%
Sempra			12,743	1,125,080

Total Utilities				7,208,539
Total Common Stocks (Cost — $59,008,920)				64,871,639
	Rate	Maturity Date	Face Amount
Equity-Linked Securities — 36.3%
Other — 36.3%
Barclays Bank PLC into AbbVie Inc.	8.500%	12/16/26	$5,000	1,131,513
Barclays Bank PLC into Analog Devices Inc.	9.000%	1/8/27	4,200	1,155,355 (a)
Barclays Bank PLC into S&P 500 Index	8.000%	1/21/26	200	1,360,957
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
BNP Paribas Issuance BV into Accenture PLC	9.000%	2/4/26	$3,200	$860,511 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	45,000	2,040,887 (a)
BNP Paribas Issuance BV into The Boeing Co.	9.000%	1/8/27	4,500	975,843 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	4,000	845,354 (a)
Citigroup Global Markets Holdings Inc. into Cisco Systems Inc.	8.000%	10/28/26	28,000	2,068,916 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	5,000	1,339,972 (a)
Citigroup Global Markets Holdings Inc. into Newmont Corp.	9.500%	2/18/26	15,000	739,816 (a)
JPMorgan Chase Bank NA into Marvell Technology Inc.	12.000%	1/7/27	15,000	1,281,065
JPMorgan Chase Bank NA into Microsoft Inc.	7.000%	10/15/26	2,000	985,206
JPMorgan Chase Bank NA into SLB Ltd.	10.000%	1/11/27	34,000	1,310,371
Merrill Lynch BV into Dell Technologies Inc.	12.000%	3/9/26	7,000	879,921
Merrill Lynch BV into Microchip Technology Inc.	12.000%	12/29/26	22,000	1,440,518 (b)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	6,000	1,959,410 (b)
Mizuho Markets Cayman LP into Meta Platforms Inc.	10.000%	12/7/26	1,600	1,011,123
Mizuho Markets Cayman LP into Microsoft Corp.	7.250%	1/7/27	2,250	1,093,537
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	25,000	939,473
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	2,500	871,839
Morgan Stanley Finance II Ltd. into Amazon.com Inc.	9.000%	1/8/27	3,777	869,277
Morgan Stanley Finance II Ltd. into Amgen Inc.	8.000%	12/16/26	3,500	1,155,121
Royal Bank of Canada into Analog Devices Inc.	10.000%	11/16/26	8,000	1,985,547 (a)
Royal Bank of Canada into Oracle Corp.	10.000%	5/13/26	800	127,457 (a)
Royal Bank of Canada into Texas Instruments Inc.	9.000%	7/21/26	11,000	1,969,883 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	2,200	490,570
Toronto-Dominion Bank into Apple Inc.	7.000%	4/13/26	5,000	1,219,044
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	4,700	1,117,407
Toronto-Dominion Bank into QUALCOMM Inc.	10.000%	11/25/26	3,450	602,640
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/12/26	20,000	1,688,837
UBS AG into Bank of America Corp.	8.000%	1/28/26	22,000	1,133,400 (a)
UBS AG into Nasdaq 100 Stock Index	10.000%	1/21/26	40	1,010,270
Wells Fargo Bank NA into Salesforce.com Inc.	9.000%	6/15/26	2,500	659,353
Wells Fargo Bank NA into The Home Depot Inc.	7.500%	1/11/27	4,700	1,621,860
Wells Fargo Bank NA into United Parcel Service Inc.	11.000%	1/11/27	10,789	1,082,642

Total Equity-Linked Securities (Cost — $40,543,384)				41,024,895
			Shares
Convertible Preferred Stocks — 5.7%
Financials — 0.7%
Capital Markets — 0.7%
Ares Management Corp., Non Voting Shares	6.750%		16,845	848,988

Industrials — 1.3%
Aerospace & Defense — 1.3%
Boeing Co.	6.000%		20,672	1,427,609

Information Technology — 0.7%
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	7.625%		11,206	747,328
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Materials — 1.6%
Chemicals — 1.6%
Albemarle Corp., Non Voting Shares	7.250%	30,780	$1,828,024

Utilities — 1.4%
Electric Utilities — 1.4%
NextEra Energy Inc.	7.299%	30,517	1,579,865

Total Convertible Preferred Stocks (Cost — $5,381,528)			6,431,814
Total Investments before Short-Term Investments (Cost — $104,933,832)			112,328,348

Short-Term Investments — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $449,186)	3.620%	449,186	449,186 (c)(d)(e)
Total Investments — 99.9% (Cost — $105,383,018)			112,777,534
Other Assets in Excess of Liabilities — 0.1%			136,623
Total Net Assets — 100.0%			$112,914,157

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $449,186 and the cost was $449,186 (Note 3).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 29.9%
Communication Services — 1.6%
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	$945,000	$993,938
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,000,000	1,998,411 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,350,000	1,340,074 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	1,250,000	1,236,750 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.375%	9/1/29	2,700,000	2,738,477 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,200,000	1,146,802 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	3/1/31	2,800,000	2,859,129 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	2,500,000	2,688,820 (a)
Total Media				14,008,463
Wireless Telecommunication Services — 0.2%
Connect Holding II LLC, Senior Secured Notes	10.500%	4/3/31	2,000,000	1,896,480 (a)
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	900,000	918,685
Total Wireless Telecommunication Services				2,815,165

Total Communication Services				17,817,566
Consumer Discretionary — 4.5%
Automobile Components — 0.3%
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	2,500,000	2,167,457 (a)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, Senior Secured Notes	10.000%	1/15/31	1,600,000	1,574,055 (a)
Total Automobile Components				3,741,512
Automobiles — 1.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,750,000	1,542,789
Ford Motor Co., Senior Notes	6.100%	8/19/32	9,300,000	9,586,576
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	3,000,000	3,221,094
General Motors Co., Senior Notes	5.600%	10/15/32	2,700,000	2,825,210
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	850,000	886,444
General Motors Financial Co. Inc., Senior Notes	6.400%	1/9/33	2,000,000	2,160,243
Total Automobiles				20,222,356
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	855,000	820,709 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	5,000,000	4,866,045 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,500,000	2,568,827 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	2,000,000	2,066,230 (a)
Expedia Group Inc., Senior Notes	3.800%	2/15/28	525,000	522,583
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	2,500,000	2,378,750 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,315,000	1,278,644 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	300,000	307,361 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	600,000	621,068 (a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.250%	5/15/27	775,000	778,461 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	700,000	757,892 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	6.250%	3/15/33	800,000	818,477 (a)
Total Hotels, Restaurants & Leisure				17,785,047
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — 0.2%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	$2,000,000	$2,099,696 (a)
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/33	1,000,000	1,024,364
Textiles, Apparel & Luxury Goods — 0.4%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	3,500,000	3,866,216 (a)(b)

Total Consumer Discretionary				48,739,191
Consumer Staples — 0.8%
Food Products — 0.4%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	5.750%	4/1/33	2,530,000	2,644,705
Pilgrim’s Pride Corp., Senior Notes	6.250%	7/1/33	1,000,000	1,070,261
Post Holdings Inc., Senior Secured Notes	6.250%	2/15/32	700,000	720,107 (a)
Total Food Products				4,435,073
Personal Care Products — 0.2%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	2,000,000	2,049,838 (a)
Tobacco — 0.2%
BAT Capital Corp., Senior Notes	7.750%	10/19/32	850,000	995,148
BAT Capital Corp., Senior Notes	6.421%	8/2/33	500,000	552,304
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	500,000	523,154
Total Tobacco				2,070,606

Total Consumer Staples				8,555,517
Energy — 3.3%
Energy Equipment & Services — 0.3%
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	748,000	767,223 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	3,000,000	3,073,926 (a)
Total Energy Equipment & Services				3,841,149
Oil, Gas & Consumable Fuels — 3.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	8.125%	1/15/27	2,625,000	2,628,964 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	7/15/28	1,500,000	1,525,170 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	300,000	308,352 (a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	3.700%	11/15/29	800,000	781,745
Energy Transfer LP, Senior Notes	5.750%	2/15/33	2,500,000	2,628,725
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	7.250%	2/15/35	2,500,000	2,377,443 (a)
Kinder Morgan Inc., Senior Notes	5.200%	6/1/33	515,000	530,100
Kinder Morgan Inc., Senior Notes	5.400%	2/1/34	775,000	800,371
Matador Resources Co., Senior Notes	6.500%	4/15/32	450,000	456,667 (a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,000,000	2,154,538
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	5,000,000	3,952,303 (a)(c)(d)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	3,500,000	3,547,052 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	3,000,000	3,056,773 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	4,000,000	4,089,111 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,000,000	2,190,977 (a)
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,600,000	1,535,834
Total Oil, Gas & Consumable Fuels				32,564,125

Total Energy				36,405,274
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 3.3%
Banks — 1.6%
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	$1,500,000	$1,496,784 (d)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,500,000	1,534,614 (d)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	1,000,000	1,071,102 (c)(d)
Barclays PLC, Senior Notes (7.437% to 11/2/32 then 1 year Treasury Constant Maturity Rate + 3.500%)	7.437%	11/2/33	1,465,000	1,675,755 (d)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	2,750,000	2,859,313 (c)(d)
Citigroup Inc., Senior Notes (6.270% to 11/17/32 then SOFR + 2.338%)	6.270%	11/17/33	500,000	544,660 (d)
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	1,000,000	1,047,808 (d)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	1,500,000	1,594,015 (d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	2,000,000	2,079,742 (c)(d)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	980,000	990,421 (d)
KeyBank NA, Subordinated Notes	4.900%	8/8/32	615,000	613,930
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	510,000	521,999 (d)
Truist Financial Corp., Subordinated Notes (4.916% to 7/28/32 then SOFR + 2.240%)	4.916%	7/28/33	540,000	543,241 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	320,235 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,101,000	1,145,861 (d)
Total Banks				18,039,480
Capital Markets — 0.7%
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	490,000	525,136 (d)
Charles Schwab Corp., Senior Notes (6.196% to 11/17/28 then SOFR + 1.878%)	6.196%	11/17/29	500,000	529,033 (d)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,000,000	1,043,939 (c)(d)
Goldman Sachs Group Inc., Senior Notes (6.561% to 10/24/33 then SOFR + 1.950%)	6.561%	10/24/34	825,000	919,823 (d)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	3,900,000	4,016,501 (d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,148,000	1,258,596 (d)
Total Capital Markets				8,293,028
Consumer Finance — 0.5%
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	765,000	774,159 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	1,000,000	1,047,052 (d)
Capital One Financial Corp., Senior Notes (7.624% to 10/30/30 then SOFR + 3.070%)	7.624%	10/30/31	2,500,000	2,826,202 (d)
Capital One Financial Corp., Subordinated Notes	3.750%	7/28/26	600,000	598,822
Total Consumer Finance				5,246,235
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.750%	6/6/28	$500,000	$518,255
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.950%	9/10/34	750,000	748,794
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	500,000	524,699 (a)
Total Financial Services				1,791,748
Insurance — 0.3%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	2,000,000	2,076,253 (a)
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	615,000	551,952
Five Corners Funding Trust III, Senior Notes	5.791%	2/15/33	490,000	517,034 (a)
Total Insurance				3,145,239

Total Financials				36,515,730
Health Care — 5.4%
Biotechnology — 0.2%
AbbVie Inc., Senior Notes	4.550%	3/15/35	520,000	512,259
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	500,000	525,626 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	1,500,000	1,538,312 (a)
Total Biotechnology				2,576,197
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	675,000	705,375 (a)
GE HealthCare Technologies Inc., Senior Notes	5.905%	11/22/32	475,000	511,934
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	1,135,000	1,108,900 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	450,000	465,755 (a)
Total Health Care Equipment & Supplies				2,791,964
Health Care Providers & Services — 4.4%
Centene Corp., Senior Notes	4.625%	12/15/29	1,600,000	1,553,030
Centene Corp., Senior Notes	2.500%	3/1/31	2,030,000	1,754,196
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	5,000,000	4,010,717 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	9,000,000	9,834,210 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	5,000,000	5,257,893 (a)
CVS Health Corp., Senior Notes	5.250%	2/21/33	1,000,000	1,029,886
DaVita Inc., Senior Notes	4.625%	6/1/30	2,520,000	2,452,124 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	500,000	520,783 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	1,000,000	1,037,673 (a)
Fresenius Medical Care US Finance III Inc., Senior Notes	2.375%	2/16/31	645,000	573,233 (a)
HCA Inc., Senior Notes	5.625%	9/1/28	2,935,000	3,026,094
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,363,000	2,375,009
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	2,500,000	2,575,548 (a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	6,000,000	5,915,611
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	3,500,000	3,585,902
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	2,500,000	2,602,622
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	500,000	521,117
Total Health Care Providers & Services				48,625,648
Pharmaceuticals — 0.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,000,000	2,081,534 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	500,000	529,096 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	4.125%	4/30/28	2,000,000	1,957,209 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	$600,000	$623,152
Total Pharmaceuticals				5,190,991

Total Health Care				59,184,800
Industrials — 3.2%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	5.150%	5/1/30	3,060,000	3,145,239
Boeing Co., Senior Notes	6.528%	5/1/34	1,500,000	1,660,065
Bombardier Inc., Senior Notes	7.250%	7/1/31	600,000	640,139 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	600,000	611,320 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	2,500,000	2,560,700 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	3,000,000	3,126,958 (a)
Total Aerospace & Defense				11,744,421
Building Products — 0.2%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	850,000	800,610
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	500,000	521,381 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,041,535 (a)
Total Building Products				2,363,526
Commercial Services & Supplies — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,000,000	2,068,490 (a)
Electrical Equipment — 0.1%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	1,000,000	1,060,255
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	500,000	538,094
Total Electrical Equipment				1,598,349
Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,000,000	5,232,585 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,000,000	1,018,944 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,900,000	1,911,855 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	2,750,000	2,772,925 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,500,000	2,490,919 (a)
Total Passenger Airlines				13,427,228
Trading Companies & Distributors — 0.4%
Ashtead Capital Inc., Senior Notes	4.250%	11/1/29	550,000	544,177 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	3,000,000	3,159,070 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	485,000	498,613 (a)
Total Trading Companies & Distributors				4,201,860

Total Industrials				35,403,874
Information Technology — 2.2%
Communications Equipment — 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,600,000	1,613,553 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	8,300,000	8,390,472 (a)
Total Communications Equipment				10,004,025
IT Services — 0.2%
CoreWeave Inc., Senior Notes	9.000%	2/1/31	2,000,000	1,835,540 (a)
Fiserv Inc., Senior Notes	5.600%	3/2/33	400,000	413,202
Total IT Services				2,248,742
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	3.469%	4/15/34	$1,315,000	$1,199,497
Micron Technology Inc., Senior Notes	5.327%	2/6/29	350,000	360,993
NXP BV/NXP Funding LLC, Senior Notes	5.550%	12/1/28	500,000	518,148
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	750,000	778,351 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	750,000	767,772 (a)
Total Semiconductors & Semiconductor Equipment				3,624,761
Software — 0.6%
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	900,000	912,373 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	2,000,000	1,746,285 (a)
Oracle Corp., Senior Notes	2.875%	3/25/31	650,000	584,322
Oracle Corp., Senior Notes	6.250%	11/9/32	3,220,000	3,358,372
Total Software				6,601,352
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	5.750%	2/1/33	300,000	316,356
Hewlett Packard Enterprise Co., Senior Notes	5.000%	10/15/34	750,000	743,672
HP, Inc., Senior Notes	5.500%	1/15/33	750,000	774,160
Total Technology Hardware, Storage & Peripherals				1,834,188

Total Information Technology				24,313,068
Materials — 3.1%
Chemicals — 1.2%
Celanese US Holdings LLC, Senior Notes	6.879%	7/15/32	2,500,000	2,603,548
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	500,000	521,293 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	1,250,000	1,256,431 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	1,155,000	1,159,433 (a)
Tronox Inc., Senior Notes	4.625%	3/15/29	3,000,000	2,102,749 (a)
Tronox Inc., Senior Secured Notes	9.125%	9/30/30	5,000,000	4,996,269 (a)
Total Chemicals				12,639,723
Containers & Packaging — 1.2%
Ardagh Group SA, Senior Secured Notes	9.500%	12/1/30	4,702,000	5,104,269 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,150,000	1,083,583 (a)
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	1,500,000	1,543,417 (a)
Mauser Packaging Solutions Holding Co., Secured Notes	9.250%	4/15/30	3,000,000	2,895,000 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	2,500,000	2,482,588 (a)
Total Containers & Packaging				13,108,857
Metals & Mining — 0.7%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	825,000	809,464 (a)
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	485,000	543,377
Cleveland-Cliffs Inc., Senior Notes	6.750%	4/15/30	1,000,000	1,029,632 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	3,000,000	3,078,751 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	1,000,000	968,024 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	770,000	804,175 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	775,000	799,723
Total Metals & Mining				8,033,146

Total Materials				33,781,726
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 0.4%
Diversified REITs — 0.1%
Healthpeak OP LLC, Senior Notes	5.250%	12/15/32	$500,000	$513,783
VICI Properties LP, Senior Notes	5.125%	5/15/32	800,000	805,794
Total Diversified REITs				1,319,577
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	5.550%	7/15/33	1,250,000	1,309,646
Crown Castle Inc., Senior Notes	5.100%	5/1/33	300,000	302,646
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,500,000	1,535,804 (a)
Total Specialized REITs				3,148,096

Total Real Estate				4,467,673
Utilities — 2.1%
Electric Utilities — 1.7%
American Electric Power Co. Inc., Senior Notes	5.625%	3/1/33	300,000	315,300
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	300,000	289,628
NextEra Energy Capital Holdings Inc., Senior Notes	5.250%	3/15/34	500,000	513,656
NRG Energy Inc., Senior Notes	3.625%	2/15/31	1,320,000	1,234,269 (a)
NRG Energy Inc., Senior Notes	6.000%	2/1/33	2,000,000	2,043,568 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	1,500,000	1,541,933 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,500,000	3,548,189 (a)
NRG Energy Inc., Senior Secured Notes	7.000%	3/15/33	750,000	831,682 (a)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	1,000,000	993,517
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	1,000,000	1,044,261 (d)
Southern Co., Senior Notes	5.700%	10/15/32	480,000	509,303
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	1,500,000	1,481,910 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	1,500,000	1,589,471 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,400,000	1,475,446 (a)
Vistra Operations Co. LLC, Senior Secured Notes	3.700%	1/30/27	535,000	531,918 (a)
Vistra Operations Co. LLC, Senior Secured Notes	6.950%	10/15/33	800,000	893,922 (a)
Total Electric Utilities				18,837,973
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., Senior Notes	5.125%	3/15/28	1,500,000	1,502,387 (a)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	2,000,000	2,058,024 (a)(c)(d)
Total Independent Power and Renewable Electricity Producers				3,560,411

Total Utilities				22,398,384
Total Corporate Bonds & Notes (Cost — $320,237,849)				327,582,803
			Shares
Common Stocks — 27.9%
Communication Services — 1.5%
Diversified Telecommunication Services — 1.5%
Verizon Communications Inc.			393,401	16,023,223

Consumer Discretionary — 0.7%
Broadline Retail — 0.0%††
Amazon.com Inc.			68	15,696 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	10,377	$3,171,522
Specialty Retail — 0.0%††
Home Depot Inc.	60	20,646
Textiles, Apparel & Luxury Goods — 0.4%
NIKE Inc., Class B Shares	77,244	4,921,215

Total Consumer Discretionary		8,129,079
Consumer Staples — 5.5%
Beverages — 2.1%
Coca-Cola Co.	125,618	8,781,954
PepsiCo Inc.	98,805	14,180,494
Total Beverages		22,962,448
Food Products — 0.8%
Mondelez International Inc., Class A Shares	102,567	5,521,182
Nestle SA, ADR	31,464	3,108,014
Total Food Products		8,629,196
Household Products — 1.3%
Procter & Gamble Co.	99,546	14,265,937
Tobacco — 1.3%
Philip Morris International Inc.	87,070	13,966,028

Total Consumer Staples		59,823,609
Energy — 4.1%
Energy Equipment & Services — 0.0%††
SLB Ltd.	153	5,872
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	149,919	22,849,155
Exxon Mobil Corp.	104,600	12,587,564
Shell PLC, ADR	125,498	9,221,593
Total Oil, Gas & Consumable Fuels		44,658,312

Total Energy		44,664,184
Financials — 2.6%
Banks — 2.1%
Bank of America Corp.	122,465	6,735,575
Fifth Third Bancorp	70,420	3,296,360
Truist Financial Corp.	149,064	7,335,440
US Bancorp	103,420	5,518,491
Total Banks		22,885,866
Capital Markets — 0.5%
Morgan Stanley	31,387	5,572,134

Total Financials		28,458,000
Health Care — 2.7%
Biotechnology — 0.6%
Gilead Sciences Inc.	51,914	6,371,924
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	42,220	5,289,744
Medtronic PLC	82,778	7,951,655
Total Health Care Equipment & Supplies		13,241,399
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 0.9%
Roche Holding AG, ADR	203,291	$10,483,717

Total Health Care		30,097,040
Industrials — 3.4%
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	23,557	11,393,814
Ground Transportation — 0.9%
Union Pacific Corp.	41,599	9,622,681
Industrial Conglomerates — 1.0%
Honeywell International Inc.	38,486	7,508,234
Siemens AG, Registered Shares	12,416	3,489,505
Total Industrial Conglomerates		10,997,739
Machinery — 0.5%
Illinois Tool Works Inc.	23,630	5,820,069

Total Industrials		37,834,303
Information Technology — 1.1%
Communications Equipment — 0.4%
Cisco Systems Inc.	46,711	3,598,148
Semiconductors & Semiconductor Equipment — 0.7%
Marvell Technology Inc.	198	16,826
QUALCOMM Inc.	16,609	2,840,969
Texas Instruments Inc.	29,391	5,099,045
Total Semiconductors & Semiconductor Equipment		7,956,840
Software — 0.0%††
Microsoft Corp.	32	15,476

Total Information Technology		11,570,464
Materials — 2.2%
Chemicals — 1.2%
Air Products & Chemicals Inc.	32,954	8,140,297
LyondellBasell Industries NV, Class A Shares	117,955	5,107,452
Total Chemicals		13,247,749
Metals & Mining — 1.0%
Rio Tinto PLC, ADR	131,951	10,560,038

Total Materials		23,807,787
Utilities — 4.1%
Electric Utilities — 2.2%
Duke Energy Corp.	106,572	12,491,304
Southern Co.	97,273	8,482,206
Xcel Energy Inc.	45,506	3,361,073
Total Electric Utilities		24,334,583
Multi-Utilities — 1.9%
Dominion Energy Inc.	99,012	5,801,113
DTE Energy Co.	89,935	11,599,816
Sempra	33,697	2,975,108
Total Multi-Utilities		20,376,037

Total Utilities		44,710,620
Total Common Stocks (Cost — $293,913,605)		305,118,309
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Equity-Linked Securities — 21.3%
Other — 21.3%
Barclays Bank PLC into AbbVie Inc.	8.500%	12/16/26	$60,000	$13,578,159
Barclays Bank PLC into Amazon.com Inc.	10.000%	3/25/26	10,000	2,184,457 (a)
Barclays Bank PLC into ConocoPhillips	9.000%	2/5/26	37,275	3,514,823
Barclays Bank PLC into Hewlett Packard Enterprise Co.	10.000%	7/29/26	200,000	4,461,969
Barclays Bank PLC into Micron Technology Inc.	10.000%	9/8/26	25,000	3,671,188
Barclays Bank PLC into S&P 500 Index	8.000%	1/21/26	700	4,763,351
Barclays Bank PLC into The Home Depot Inc.	7.000%	2/25/26	10,000	3,478,376
BNP Paribas Issuance BV into Accenture PLC	9.000%	2/4/26	12,500	3,361,370 (a)
BNP Paribas Issuance BV into AstraZeneca PLC	7.500%	10/14/26	110,000	8,926,611 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	97,000	4,399,246 (a)
BNP Paribas Issuance BV into Target Corp.	11.000%	10/7/26	25,000	2,345,254 (a)
BNP Paribas SA into Texas Instruments Inc.	9.000%	7/1/26	25,000	4,411,131 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	20,000	4,226,769 (a)
Citigroup Global Markets Holdings Inc. into Cisco Systems Inc.	8.000%	10/28/26	165,000	12,191,829 (a)
Citigroup Global Markets Holdings Inc. into Freeport- Mcmoran Inc.	12.000%	6/9/26	50,000	2,195,748 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	30,000	8,039,832 (a)
Citigroup Global Markets Holdings Inc. into Newmont Corp.	9.500%	2/18/26	40,000	1,972,844 (a)
JPMorgan Chase Bank NA into Analog Devices Inc.	9.000%	2/19/26	17,000	4,007,926
JPMorgan Chase Bank NA into Marvell Technology Inc.	12.000%	1/7/27	110,000	9,394,473
JPMorgan Chase Bank NA into Microsoft Inc.	7.000%	10/15/26	10,000	4,926,031
JPMorgan Chase Bank NA into SLB Ltd.	10.000%	1/11/27	75,000	2,890,524
JPMorgan Chase Bank NA into The Boeing Co.	10.000%	1/22/26	11,000	2,169,066
JPMorgan Structured Products BV into The Home Depot Inc.	8.000%	10/20/26	11,500	4,104,886
Merrill Lynch BV into Bank of America Corp.	7.000%	3/9/26	5,000	2,213,432
Merrill Lynch BV into Bank of America Corp.	10.000%	7/1/26	11,000	3,610,592
Merrill Lynch BV into Bank of America Corp.	11.000%	9/3/26	50,000	3,202,207
Merrill Lynch BV into Dell Technologies Inc.	12.000%	3/9/26	20,000	2,514,059
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	7,500	2,449,262 (e)
Mizuho Markets Cayman LP into Meta Platforms Inc.	10.000%	12/7/26	7,250	4,581,653
Mizuho Markets Cayman LP into Microsoft Corp.	7.250%	1/7/27	10,900	5,297,579
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	9.000%	2/25/26	90,000	4,706,752
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	10.000%	4/15/26	50,000	3,094,375
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	10.000%	6/15/26	14,000	4,261,956
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	110,000	4,133,681
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	14,500	5,056,664
Morgan Stanley Finance II Ltd. into Amazon.com Inc.	9.000%	1/8/27	24,000	5,523,605
Morgan Stanley Into International Business Machines Corp.	8.000%	4/8/27	14,000	3,995,386
Royal Bank of Canada into Analog Devices Inc.	10.000%	11/16/26	23,500	5,832,544 (a)
Royal Bank of Canada into Oracle Corp.	10.000%	5/13/26	14,400	2,294,221 (a)
Royal Bank of Canada into Texas Instruments Inc.	8.500%	8/20/26	20,000	3,462,026 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	$11,000	$2,452,850
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	20,000	4,754,924
Toronto-Dominion Bank into QUALCOMM Inc.	10.000%	11/25/26	24,000	4,192,278
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/12/26	34,000	2,871,022
UBS AG into Accenture PLC	8.000%	7/13/26	7,500	2,053,177 (a)
UBS AG into Bank of America Corp.	8.000%	1/28/26	60,000	3,091,091 (a)
UBS AG into Exxon Mobil Corp.	7.500%	12/4/26	87,000	10,348,475 (a)
Wells Fargo Bank NA into Citigroup Inc.	8.500%	2/25/26	30,000	2,872,227
Wells Fargo Bank NA into NextEra Energy Inc.	9.500%	10/22/26	50,000	4,092,652
Wells Fargo Bank NA into Salesforce.com Inc.	9.000%	6/15/26	8,400	2,215,427
Wells Fargo Bank NA into Starbucks Corp.	9.000%	8/10/26	20,000	1,730,373
Wells Fargo Bank NA into Target Corp.	10.000%	5/13/26	33,000	3,243,287
Wells Fargo Bank NA into The Home Depot Inc.	7.500%	1/11/27	23,000	7,936,759

Total Equity-Linked Securities (Cost — $226,670,189)				233,300,399
U.S. Government & Agency Obligations — 7.4%
U.S. Government Obligations — 7.4%
U.S. Treasury Bonds	5.000%	5/15/45	7,000,000	7,188,125
U.S. Treasury Bonds	4.500%	11/15/54	2,000,000	1,887,031
U.S. Treasury Bonds	4.750%	5/15/55	17,000,000	16,709,141
U.S. Treasury Bonds	4.625%	11/15/55	6,000,000	5,781,562
U.S. Treasury Notes	3.375%	11/30/27	6,000,000	5,988,867
U.S. Treasury Notes	4.625%	4/30/29	2,500,000	2,581,250
U.S. Treasury Notes	4.250%	1/31/30	7,000,000	7,156,680
U.S. Treasury Notes	3.750%	11/30/32	6,000,000	5,931,562
U.S. Treasury Notes	4.000%	2/15/34	4,000,000	3,988,438
U.S. Treasury Notes	4.250%	11/15/34	4,000,000	4,042,891
U.S. Treasury Notes	4.250%	5/15/35	10,000,000	10,085,156
U.S. Treasury Notes	4.000%	11/15/35	10,000,000	9,857,031

Total U.S. Government & Agency Obligations (Cost — $80,104,159)				81,197,734
Mortgage-Backed Securities — 5.7%
FHLMC — 1.7%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/53- 11/1/54	5,169,818	5,163,175
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/53- 10/1/55	10,167,369	10,317,438
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/55	2,586,337	2,657,748
Total FHLMC				18,138,361
FNMA — 1.0%
Federal National Mortgage Association (FNMA)	5.000%	5/1/53- 11/1/53	2,247,610	2,252,014
Federal National Mortgage Association (FNMA)	5.500%	11/1/54- 12/1/55	6,721,889	6,820,065
Federal National Mortgage Association (FNMA)	6.000%	8/1/55	2,325,213	2,389,414
Total FNMA				11,461,493
GNMA — 3.0%
Government National Mortgage Association (GNMA) II	5.000%	9/20/54- 12/20/55	5,740,819	5,736,038
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.500%	5/20/55- 12/20/55	$16,070,344	$16,251,496
Government National Mortgage Association (GNMA) II	6.000%	5/20/55- 8/20/55	10,341,306	10,558,731
Total GNMA				32,546,265

Total Mortgage-Backed Securities (Cost — $61,579,471)				62,146,119
			Shares
Convertible Preferred Stocks — 3.1%
Financials — 0.3%
Capital Markets — 0.3%
Ares Management Corp., Non Voting Shares	6.750%		55,179	2,781,022

Industrials — 0.6%
Aerospace & Defense — 0.6%
Boeing Co.	6.000%		95,381	6,587,012

Materials — 0.9%
Chemicals — 0.9%
Albemarle Corp., Non Voting Shares	7.250%		175,131	10,401,030

Utilities — 1.3%
Electric Utilities — 1.3%
NextEra Energy Inc.	7.299%		98,989	5,124,661
NextEra Energy Inc.	7.234%		104,092	5,074,485
Southern Co.	7.125%		91,251	4,595,400

Total Convertible Preferred Stocks (Cost — $29,675,231)				34,563,610
		Maturity Date	Face Amount
Senior Loans — 0.2%
Communication Services — 0.2%
Interactive Media & Services — 0.2%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	$1,979,592	1,949,195 (d)(f)(g)

Health Care — 0.0%††
Health Care Technology — 0.0%††
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.590%	12/31/30	164,455	165,113 (d)(f)(g)

Total Senior Loans (Cost — $2,084,248)				2,114,308
Total Investments before Short-Term Investments (Cost — $1,014,264,752)				1,046,023,282
			Shares
Short-Term Investments — 3.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $40,441,405)	3.620%		40,441,405	40,441,405 (h)(i)(j)
Total Investments — 99.2% (Cost — $1,054,706,157)				1,086,464,687
Other Assets in Excess of Liabilities — 0.8%				8,420,331
Total Net Assets — 100.0%				$1,094,885,018

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Income Focus ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $40,441,405 and the cost was $40,441,405 (Note 3).

(j)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 1.2%
Interactive Media & Services — 1.2%
Alphabet Inc., Class A Shares	2,605	$815,365

Consumer Discretionary — 8.8%
Automobile Components — 0.5%
Hesai Group, ADR	14,404	322,650 *
Automobiles — 7.8%
BYD Co. Ltd., Class H Shares	21,965	269,077
Tesla Inc.	10,664	4,795,814 *
Total Automobiles		5,064,891
Household Durables — 0.5%
Garmin Ltd.	1,721	349,105

Total Consumer Discretionary		5,736,646
Energy — 2.2%
Energy Equipment & Services — 1.5%
Baker Hughes Co.	7,309	332,852
Oceaneering International Inc.	6,593	158,430 *
TechnipFMC PLC	11,236	500,676
Total Energy Equipment & Services		991,958
Oil, Gas & Consumable Fuels — 0.7%
Cameco Corp.	4,956	453,424

Total Energy		1,445,382
Health Care — 3.4%
Health Care Equipment & Supplies — 3.0%
Hoya Corp.	1,089	164,553
IDEXX Laboratories Inc.	477	322,705 *
Intuitive Surgical Inc.	2,588	1,465,740 *
Total Health Care Equipment & Supplies		1,952,998
Health Care Technology — 0.4%
Pro Medicus Ltd.	1,646	242,434

Total Health Care		2,195,432
Industrials — 23.2%
Aerospace & Defense — 12.4%
AeroVironment Inc.	2,749	664,956 *
Axon Enterprise Inc.	3,910	2,220,606 *
Curtiss-Wright Corp.	602	331,865
Elbit Systems Ltd.	348	201,043
Karman Holdings Inc.	5,632	412,093 *
Kratos Defense & Security Solutions Inc.	30,274	2,298,099 *
Leonardo DRS Inc.	8,975	305,958
Rheinmetall AG, ADR	1,396	510,238
Rocket Lab Corp.	16,401	1,144,134 *
Total Aerospace & Defense		8,088,992
Construction & Engineering — 2.1%
Quanta Services Inc.	2,796	1,180,080
Valmont Industries Inc.	567	228,115
Total Construction & Engineering		1,408,195
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 7.2%
Amprius Technologies Inc.	8,832	$69,684 *
Bloom Energy Corp., Class A Shares	8,884	771,931 *
Contemporary Amperex Technology Co. Ltd., Class H Shares	6,098	396,035
GE Vernova Inc.	2,644	1,728,039
Nextpower Inc., Class A Shares	3,393	295,564 *
Siemens Energy AG	6,421	907,954 *
Vertiv Holdings Co., Class A Shares	3,562	577,080
Total Electrical Equipment		4,746,287
Ground Transportation — 0.8%
Uber Technologies Inc.	6,376	520,983 *
Machinery — 0.7%
Symbotic Inc.	7,227	430,007 *

Total Industrials		15,194,464
Information Technology — 61.2%
Communications Equipment — 2.0%
Arista Networks Inc.	10,152	1,330,217 *
Electronic Equipment, Instruments & Components — 9.6%
Amphenol Corp., Class A Shares	13,141	1,775,875
Celestica Inc.	13,404	3,962,356 *
TE Connectivity PLC	2,404	546,934
Total Electronic Equipment, Instruments & Components		6,285,165
IT Services — 2.5%
Cloudflare Inc., Class A Shares	6,572	1,295,670 *
CoreWeave Inc., Class A Shares	4,823	345,375 *
Total IT Services		1,641,045
Semiconductors & Semiconductor Equipment — 33.1%
Advanced Micro Devices Inc.	1,580	338,373 *
Applied Materials Inc.	2,929	752,724
ASM International NV	263	159,876
ASML Holding NV, Registered Shares	691	739,273
Broadcom Inc.	13,666	4,729,803
First Solar Inc.	401	104,753 *
Infineon Technologies AG	3,428	151,902
KLA Corp.	803	975,709
Lam Research Corp.	6,218	1,064,397
Marvell Technology Inc.	3,962	336,691
Monolithic Power Systems Inc.	502	454,993
NVIDIA Corp.	33,429	6,234,508
NXP Semiconductors NV	1,011	219,448
SiTime Corp.	1,099	388,156 *
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,924	3,927,474
Teradyne Inc.	5,738	1,110,647
Total Semiconductors & Semiconductor Equipment		21,688,727
Software — 9.7%
Aurora Innovation Inc.	22,010	84,518 *
Autodesk Inc.	3,153	933,320 *
Bentley Systems Inc., Class B Shares	5,269	201,091
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
Cadence Design Systems Inc.		2,005	$626,723 *
CrowdStrike Holdings Inc., Class A Shares		846	396,571 *
Dassault Systemes SE		5,851	163,822
Descartes Systems Group Inc.		1,831	160,839 *
Nebius Group NV		5,822	487,331 *
Oracle Corp.		1,584	308,737
Palantir Technologies Inc., Class A Shares		7,454	1,324,948 *
Palo Alto Networks Inc.		2,604	479,657 *
PTC Inc.		3,218	560,608 *
Samsara Inc., Class A Shares		7,086	251,199 *
Trimble Inc.		4,265	334,163 *
Total Software			6,313,527
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.		9,189	2,498,121
Pure Storage Inc., Class A Shares		4,761	319,035 *
Total Technology Hardware, Storage & Peripherals			2,817,156

Total Information Technology			40,075,837
Total Common Stocks (Cost — $48,195,363)			65,463,126
	Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)	3/31/40	225	0 *(a)(b)(c)
Total Investments — 100.0% (Cost — $48,195,363)			65,463,126
Other Assets in Excess of Liabilities — 0.0%††			26,564
Total Net Assets — 100.0%			$65,489,690

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 86.7%
Australia — 3.4%
Australia Government Bond, Senior Notes	2.250%	5/21/28	9,000,000 AUD	$5,758,217 (a)
Australia Government Bond, Senior Notes	3.750%	5/21/34	4,000,000 AUD	2,506,620 (a)
New South Wales Treasury Corp., Senior Notes	3.000%	5/20/27	6,000,000 AUD	3,945,560 (a)
Queensland Treasury Corp., Senior Notes	3.250%	8/21/29	7,500,000 AUD	4,808,974 (a)
Western Australian Treasury Corp., Senior Notes	3.000%	10/21/26	8,000,000 AUD	5,301,162 (a)
Total Australia				22,320,533
Austria — 2.8%

Republic of Austria Government Bond, Senior Notes	1.500%	2/20/47	23,000,000 EUR	18,335,813 (a)
Belgium — 4.5%

Kingdom of Belgium Government Bond, Senior Notes	1.000%	6/22/31	28,000,000 EUR	29,938,321 (a)
Canada — 3.8%
Canadian Government Bond	1.250%	6/1/30	15,000,000 CAD	10,172,307
Canadian Government Bond	5.000%	6/1/37	14,500,000 CAD	12,049,827
Canadian Government Bond	2.000%	12/1/51	6,000,000 CAD	3,052,479
Total Canada				25,274,613
China — 15.8%
China Government Bond	3.030%	3/11/26	120,000,000 CNY	17,258,474
China Government Bond	2.850%	6/4/27	120,000,000 CNY	17,584,916
China Government Bond	2.670%	5/25/33	120,000,000 CNY	18,272,103
China Government Bond	2.520%	8/25/33	120,000,000 CNY	18,104,401
China Government Bond	2.350%	2/25/34	120,000,000 CNY	17,891,778
China Government Bond	4.280%	10/23/47	80,000,000 CNY	15,312,312
Total China				104,423,984
Cyprus — 1.1%

Cyprus Government International Bond, Senior Notes	1.500%	4/16/27	6,000,000 EUR	6,993,028 (a)
Finland — 2.0%

Finland Government Bond, Senior Notes	2.750%	7/4/28	11,000,000 EUR	13,103,799 (a)
France — 3.2%

French Republic Government Bond OAT	0.000%	11/25/29	20,000,000 EUR	21,247,492 (a)
Ireland — 2.0%

Ireland Government Bond, Senior Notes	1.350%	3/18/31	12,000,000 EUR	13,294,112 (a)
Italy — 3.9%
Italy Buoni Poliennali Del Tesoro, Senior Notes	1.250%	12/1/26	8,000,000 EUR	9,335,373 (a)
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	19,000,000 EUR	16,303,876 (a)
Total Italy				25,639,249
Japan — 12.2%
Development Bank of Japan Inc., Senior Notes	2.300%	3/19/26	1,200,000,000 JPY	7,681,948
Japan Government Five Year Bond	0.300%	6/20/28	3,500,000,000 JPY	21,862,711
Japan Government Ten Year Bond	0.100%	12/20/26	3,500,000,000 JPY	22,176,259
Japan Government Twenty Year Bond	1.500%	3/20/33	3,500,000,000 JPY	21,925,857
Japan Government Twenty Year Bond	0.500%	12/20/41	1,500,000,000 JPY	6,874,185
Total Japan				80,520,960
Mexico — 1.1%

Mexican Bonos, Bonds	8.000%	11/7/47	150,000,000 MXN	7,180,497
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Netherlands — 2.4%

Netherlands Government Bond	0.500%	1/15/40	20,000,000 EUR	$16,187,991 (a)
Poland — 2.0%

Republic of Poland Government Bond	2.750%	10/25/29	50,000,000 PLN	13,205,025
Romania — 1.7%

Romanian Government International Bond, Senior Notes	2.000%	1/28/32	11,000,000 EUR	11,094,628 (a)
South Korea — 2.5%
Korea Treasury Bond	5.250%	3/10/27	8,000,000,000 KRW	5,720,313
Korea Treasury Bond	4.750%	12/10/30	7,000,000,000 KRW	5,184,313
Korea Treasury Bond	4.250%	12/10/32	8,200,000,000 KRW	5,998,117
Total South Korea				16,902,743
Spain — 4.5%

Spain Government Bond, Senior Notes	1.250%	10/31/30	27,000,000 EUR	29,774,205 (a)
Supranational — 5.7%
Asian Development Bank, Senior Notes	2.350%	6/21/27	240,000,000 JPY	1,564,173
European Investment Bank, Senior Notes	1.900%	1/26/26	330,000,000 JPY	2,108,359 (a)
European Union, Senior Notes	2.750%	2/4/33	20,000,000 EUR	23,323,848 (a)
European Union, Senior Notes	0.300%	11/4/50	21,000,000 EUR	10,844,567 (a)
Total Supranational				37,840,947
Sweden — 4.0%

Sweden Government Bond	0.750%	5/12/28	250,000,000 SEK	26,330,250 (a)
United Kingdom — 8.1%
United Kingdom Gilt, Bonds	4.750%	12/7/30	18,000,000 GBP	25,200,126 (a)
United Kingdom Gilt, Bonds	0.875%	7/31/33	19,000,000 GBP	20,030,973 (a)
United Kingdom Gilt, Bonds	3.750%	1/29/38	7,000,000 GBP	8,574,122 (a)
Total United Kingdom				53,805,221

Total Sovereign Bonds (Cost — $562,003,313)				573,413,411
Corporate Bonds & Notes — 7.8%
Communication Services — 1.1%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	0.250%	3/4/26	1,200,000 EUR	1,405,698
Deutsche Telekom AG, Senior Notes	0.875%	3/25/26	500,000 EUR	585,710 (a)
Orange SA, Senior Notes	1.375%	3/20/28	1,500,000 EUR	1,719,782 (a)
Verizon Communications Inc., Senior Notes	4.750%	2/17/34	2,500,000 GBP	3,276,911

Total Communication Services				6,988,101
Consumer Staples — 0.7%
Beverages — 0.5%
Coca-Cola Europacific Partners PLC, Senior Notes	0.200%	12/2/28	3,000,000 EUR	3,280,081 (a)
Personal Care Products — 0.2%
Unilever Capital Corp., Senior Notes	3.400%	6/6/33	1,200,000 EUR	1,426,105 (a)

Total Consumer Staples				4,706,186
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Schlumberger Finance France SAS, Senior Notes	1.000%	2/18/26	1,000,000 EUR	1,173,175 (a)

Financials — 4.0%
Banks — 3.0%
Bank of America Corp., Senior Notes (3 mo. EURIBOR + 0.900%)	3.261%	1/28/31	3,000,000 EUR	3,544,210 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Ireland Group PLC, Senior Notes (5.000% to 7/4/30 then 1 Year EUR Mid-Market Swap Rate + 2.050%)	5.000%	7/4/31	3,000,000 EUR	$3,788,973 (a)(b)
BNP Paribas SA, Senior Notes (3 mo. EURIBOR + 1.370%)	4.250%	4/13/31	3,000,000 EUR	3,660,813 (a)(b)
Commerzbank AG, Senior Notes (3 mo. EURIBOR + 1.380%)	3.625%	1/14/32	3,500,000 EUR	4,165,832 (a)(b)
Nykredit Realkredit A/S, Senior Notes	3.375%	1/10/30	2,000,000 EUR	2,373,560 (a)
US Bancorp, Senior Notes (3 mo. EURIBOR + 1.200%)	4.009%	5/21/32	2,000,000 EUR	2,412,824 (b)
Total Banks				19,946,212
Capital Markets — 0.5%
Goldman Sachs Group Inc., Senior Notes	1.250%	2/7/29	1,000,000 EUR	1,122,342 (a)
UBS Group AG, Senior Notes (4.750% to 3/17/31 then 1 Year EUR Mid-Market Swap Rate + 1.600%)	4.750%	3/17/32	2,000,000 EUR	2,504,939 (a)(b)
Total Capital Markets				3,627,281
Financial Services — 0.5%
Fiserv Inc., Senior Notes	1.625%	7/1/30	1,000,000 EUR	1,085,453
Kreditanstalt fuer Wiederaufbau, Senior Notes	2.050%	2/16/26	300,000,000 JPY	1,918,392
Total Financial Services				3,003,845

Total Financials				26,577,338
Industrials — 0.7%
Commercial Services & Supplies — 0.3%
RELX Finance BV, Senior Notes	0.500%	3/10/28	1,500,000 EUR	1,687,200 (a)
Construction & Engineering — 0.3%
Heathrow Funding Ltd., Senior Secured Notes	1.125%	10/8/30	2,000,000 EUR	2,145,407 (a)
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, Senior Notes	0.000%	2/20/26	700,000 EUR	820,384 (a)

Total Industrials				4,652,991
Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	1.625%	11/10/26	1,000,000 EUR	1,169,740
Apple Inc., Senior Notes	3.050%	7/31/29	2,000,000 GBP	2,620,214

Total Information Technology				3,789,954
Utilities — 0.5%
Electric Utilities — 0.5%
Electricite de France SA, Senior Notes	5.875%	7/18/31	2,500,000 GBP	3,535,965

Total Corporate Bonds & Notes (Cost — $51,962,089)				51,423,710
Total Investments before Short-Term Investments (Cost — $613,965,402)				624,837,121
			Shares
Short-Term Investments — 3.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $20,093,377)	3.620%		20,093,377	20,093,377 (c)(d)(e)
Total Investments — 97.6% (Cost — $634,058,779)				644,930,498
Other Assets in Excess of Liabilities — 2.4%				16,179,523
Total Net Assets — 100.0%				$661,110,021

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Aggregate Bond ETF
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $20,093,377 and the cost was $20,093,377 (Note 3).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
PLN	—	Polish Zloty
SEK	—	Swedish Krona
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,403,871	AUD	17,400,000	BNP Paribas SA	2/5/26	$(210,034)
USD	7,617,630	CAD	10,650,000	BNP Paribas SA	2/5/26	(153,519)
USD	2,119,023	EUR	1,800,000	BNP Paribas SA	2/5/26	553
USD	114,185,599	EUR	98,650,000	BNP Paribas SA	2/5/26	(1,918,300)
USD	8,180,482	GBP	6,100,000	BNP Paribas SA	2/5/26	(41,683)
USD	20,621,969	GBP	15,700,000	BNP Paribas SA	2/5/26	(539,998)
USD	2,559,138	JPY	400,000,000	BNP Paribas SA	2/5/26	(2,533)
USD	29,980,320	JPY	4,580,000,000	BNP Paribas SA	2/5/26	649,180
USD	18,324,920	KRW	26,100,000,000	BNP Paribas SA	2/5/26	231,332
USD	4,613,781	MXN	86,288,147	BNP Paribas SA	2/5/26	(163,709)
USD	9,821,309	PLN	36,300,000	BNP Paribas SA	2/5/26	(287,921)
USD	11,296,769	SEK	106,800,000	BNP Paribas SA	2/5/26	(322,790)
USD	10,084,528	AUD	15,390,000	Citibank N.A.	2/5/26	(187,771)
USD	17,468,236	CAD	24,420,000	Citibank N.A.	2/5/26	(350,679)
USD	9,263,512	CNH	65,000,000	Citibank N.A.	2/5/26	(63,299)
USD	97,659,118	CNH	691,700,000	Citibank N.A.	2/5/26	(1,592,505)
USD	143,193,270	EUR	123,800,000	Citibank N.A.	2/5/26	(2,510,356)
USD	33,493,929	GBP	25,500,000	Citibank N.A.	2/5/26	(877,419)
USD	58,254,893	JPY	8,899,000,000	Citibank N.A.	2/5/26	1,264,104
USD	1,341,943	MXN	25,100,000	Citibank N.A.	2/5/26	(47,761)
USD	2,583,475	PLN	9,550,000	Citibank N.A.	2/5/26	(76,116)
USD	14,122,874	SEK	133,500,000	Citibank N.A.	2/5/26	(401,574)
Net unrealized depreciation on open forward foreign currency contracts						$(7,602,798)

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin International Aggregate Bond ETF
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 97.1%
Communication Services — 7.7%
Diversified Telecommunication Services — 2.3%
AT&T Inc., Senior Notes	3.500%	6/1/41	$8,950,000	$7,047,212
NTT Finance Corp., Senior Notes	4.876%	7/16/30	1,550,000	1,578,853 (a)
Verizon Communications Inc., Senior Notes	4.750%	1/15/33	1,150,000	1,149,440
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	3,700,000	2,900,746
Total Diversified Telecommunication Services				12,676,251
Entertainment — 0.4%
Netflix Inc., Senior Notes	4.875%	6/15/30	2,300,000	2,358,800 (a)
Interactive Media & Services — 0.4%
Alphabet Inc., Senior Notes	5.450%	11/15/55	2,400,000	2,356,031
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	2,900,000	2,676,072
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,050,000	2,119,926
Comcast Corp., Senior Notes	3.750%	4/1/40	3,450,000	2,846,265
Comcast Corp., Senior Notes	4.950%	10/15/58	1,000,000	830,437
Fox Corp., Senior Notes	6.500%	10/13/33	1,000,000	1,104,753
Paramount Global, Senior Notes	4.950%	1/15/31	2,400,000	2,309,008
Total Media				11,886,461
Wireless Telecommunication Services — 2.4%
Rogers Communications Inc., Senior Notes	4.550%	3/15/52	310,000	246,917
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	2,385,000	2,406,422 (a)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	7,000,000	6,500,459
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	2,750,000	2,820,751
Vodafone Group PLC, Senior Notes	5.750%	6/28/54	950,000	923,755
Total Wireless Telecommunication Services				12,898,304

Total Communication Services				42,175,847
Consumer Discretionary — 4.6%
Automobiles — 2.0%
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	4,035,000	4,094,796
Hyundai Capital America, Senior Notes	5.350%	3/19/29	4,150,000	4,275,168 (a)
Hyundai Capital America, Senior Notes	4.550%	9/26/29	2,400,000	2,415,373 (a)
Total Automobiles				10,785,337
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	2.875%	5/12/41	3,050,000	2,315,629
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp., Senior Notes	5.750%	3/15/30	1,600,000	1,646,811 (a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	1,600,000	1,577,207 (a)
Marriott International Inc., Senior Notes	3.500%	10/15/32	1,000,000	934,228
McDonald’s Corp., Senior Notes	3.625%	9/1/49	750,000	552,641
Total Hotels, Restaurants & Leisure				4,710,887
Specialty Retail — 1.3%
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	1,950,000	1,426,323
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Home Depot Inc., Senior Notes	3.625%	4/15/52	$4,700,000	$3,435,105
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	3,300,000	2,100,069
Total Specialty Retail				6,961,497
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	5.500%	3/11/35	725,000	741,639

Total Consumer Discretionary				25,514,989
Consumer Staples — 5.0%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	2,500,000	2,313,652
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,470,000	1,504,400
Total Beverages				3,818,052
Consumer Staples Distribution & Retail — 0.5%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	2,500,000	2,361,660 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	356,000	312,096 (a)
Total Consumer Staples Distribution & Retail				2,673,756
Food Products — 2.5%
Bunge Ltd. Finance Corp., Senior Notes	3.200%	4/21/31	250,000	235,432 (a)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.625%	1/15/32	3,535,000	3,312,162
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Senior Notes	5.500%	1/15/36	1,950,000	1,982,726 (a)
Kellanova, Senior Notes	4.500%	4/1/46	445,000	392,326
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,065,000	977,868
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,200,000	992,299
Mars Inc., Senior Notes	2.375%	7/16/40	1,360,000	976,959 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,725,000	1,719,549 (a)
McCormick & Co. Inc., Senior Notes	1.850%	2/15/31	2,000,000	1,769,996
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	2,000,000	1,849,280
Total Food Products				14,208,597
Tobacco — 1.3%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	2,430,000	2,417,202
BAT Capital Corp., Senior Notes	4.390%	8/15/37	411,000	378,854
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	4,100,000	4,289,864
Total Tobacco				7,085,920

Total Consumer Staples				27,786,325
Energy — 4.7%
Oil, Gas & Consumable Fuels — 4.7%
Aker BP ASA, Senior Notes	4.000%	1/15/31	1,950,000	1,885,113 (a)
Aker BP ASA, Senior Notes	5.800%	10/1/54	1,450,000	1,319,778 (a)
Eastern Gas Transmission & Storage Inc., Senior Notes	3.900%	11/15/49	2,900,000	2,121,537
Energy Transfer LP, Senior Notes	5.150%	3/15/45	4,640,000	4,105,597
Exxon Mobil Corp., Senior Notes	3.567%	3/6/45	2,400,000	1,884,188
Hess Corp., Senior Notes	5.600%	2/15/41	3,650,000	3,780,848
MPLX LP, Senior Notes	4.700%	4/15/48	2,100,000	1,748,577
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	3,950,000	3,770,720
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	1,000,000	1,007,191 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	1,150,000	1,163,932
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	$1,200,000	$1,225,380
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	2,000,000	2,035,279

Total Energy				26,048,140
Financials — 37.8%
Banks — 22.4%
Banco Santander SA, Subordinated Notes	2.749%	12/3/30	1,400,000	1,273,522
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	3,850,000	3,588,778 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,585,000	6,570,883 (b)
Bank of America Corp., Senior Notes (5.202% to 4/25/28 then SOFR + 1.630%)	5.202%	4/25/29	7,200,000	7,385,570 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,850,000	2,973,182 (b)
Bank of America Corp., Subordinated Notes (5.744% to 2/12/35 then SOFR + 1.697%)	5.744%	2/12/36	1,700,000	1,772,093 (b)
Barclays PLC, Senior Notes (5.086% to 2/25/28 then SOFR + 0.960%)	5.086%	2/25/29	3,600,000	3,669,153 (b)
Citibank NA, Senior Notes	4.914%	5/29/30	6,250,000	6,431,463
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	1,455,000	1,479,272 (b)(c)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	3,725,000	3,413,266 (b)
Citigroup Inc., Senior Notes (3.668% to 7/24/27 then 3 mo. Term SOFR + 1.652%)	3.668%	7/24/28	6,450,000	6,410,836 (b)
Credit Agricole SA, Senior Notes	5.134%	3/11/27	750,000	760,470 (a)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	3,050,000	3,097,961 (a)(b)
Huntington Bancshares Inc., Senior Notes (5.272% to 1/15/30 then SOFR + 1.276%)	5.272%	1/15/31	1,900,000	1,955,362 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,150,000	5,730,490 (b)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	7,000,000	6,426,194 (b)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	2,400,000	2,431,492 (b)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	6,300,000	6,637,567 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,650,000	1,707,471 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.159% to 4/24/30 then 1 year Treasury Constant Maturity Rate + 1.170%)	5.159%	4/24/31	1,970,000	2,030,897 (b)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	4,500,000	4,680,665 (b)
National Australia Bank Ltd., Subordinated Notes	2.332%	8/21/30	3,350,000	3,041,132 (a)
NatWest Group PLC, Senior Notes (4.964% to 8/15/29 then 1 year Treasury Constant Maturity Rate + 1.220%)	4.964%	8/15/30	2,850,000	2,909,759 (b)
PNC Financial Services Group Inc., Senior Notes (5.222% to 1/29/30 then SOFR + 1.072%)	5.222%	1/29/31	5,000,000	5,177,140 (b)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	950,000	977,475 (b)
PNC Financial Services Group Inc., Senior Notes (6.615% to 10/20/26 then SOFR + 1.730%)	6.615%	10/20/27	1,700,000	1,734,363 (b)
Royal Bank of Canada, Senior Notes (4.970% to 5/2/30 then SOFR + 1.130%)	4.970%	5/2/31	3,300,000	3,376,007 (b)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	4,800,000	5,179,047 (b)
US Bancorp, Senior Notes (5.100% to 7/23/29 then SOFR + 1.250%)	5.100%	7/23/30	4,370,000	4,501,227 (b)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	7,190,000	7,271,291 (b)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	4,000,000	4,120,188 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	$4,680,000	$4,850,085 (b)
Total Banks				123,564,301
Capital Markets — 8.7%
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	1,600,000	1,534,882
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	9,850,000	9,699,613 (b)
Goldman Sachs Group Inc., Senior Notes (5.218% to 4/23/30 then SOFR + 1.580%)	5.218%	4/23/31	1,450,000	1,497,925 (b)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	5,800,000	5,961,294 (b)
Jackson National Life Global Funding, Secured Notes	5.550%	7/2/27	2,000,000	2,042,644 (a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	7,925,000	6,968,385 (b)
Morgan Stanley, Senior Notes (5.192% to 4/17/30 then SOFR + 1.510%)	5.192%	4/17/31	2,550,000	2,629,752 (b)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	5,100,000	5,252,348 (b)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	1,950,000	2,012,644 (b)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,420,000	1,357,446 (a)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	5,250,000	5,222,383 (a)(b)
UBS Group AG, Senior Notes (5.428% to 2/8/29 then 1 year Treasury Constant Maturity Rate + 1.520%)	5.428%	2/8/30	3,600,000	3,724,404 (a)(b)
Total Capital Markets				47,903,720
Consumer Finance — 1.2%
American Express Co., Senior Notes (4.804% to 10/24/35 then SOFR + 1.237%)	4.804%	10/24/36	1,500,000	1,481,731 (b)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	2,275,000	2,345,039 (b)
Capital One Financial Corp., Subordinated Notes (6.183% to 1/30/35 then SOFR + 2.036%)	6.183%	1/30/36	2,675,000	2,793,365 (b)
Total Consumer Finance				6,620,135
Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,550,000	5,382,165
Beignet Investor LLC, Senior Secured Notes	6.581%	5/30/49	2,025,000	2,141,253 (a)
Berkshire Hathaway Energy Co., Senior Notes	5.150%	11/15/43	1,450,000	1,395,609
Berkshire Hathaway Finance Corp., Senior Notes	3.850%	3/15/52	2,800,000	2,156,788
Global Payments Inc., Senior Notes	5.400%	8/15/32	1,950,000	1,984,335
SMBC Aviation Capital Finance DAC, Senior Notes	1.900%	10/15/26	3,000,000	2,950,017 (a)
Total Financial Services				16,010,167
Insurance — 2.6%
Arch Capital Group US Inc., Senior Notes	5.144%	11/1/43	2,300,000	2,188,017
Arthur J Gallagher & Co., Senior Notes	6.500%	2/15/34	2,510,000	2,771,332
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	1,200,000	1,179,122
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	1,350,000	1,355,193 (a)
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	1,700,000	1,732,738
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	2,400,000	2,153,961
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	1,600,000	1,723,862 (a)(b)
Pricoa Global Funding I, Secured Notes	5.100%	5/30/28	1,600,000	1,641,584 (a)
Total Insurance				14,745,809

Total Financials				208,844,132
Health Care — 12.9%
Biotechnology — 1.7%
AbbVie Inc., Senior Notes	5.400%	3/15/54	3,175,000	3,089,411
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
Amgen Inc., Senior Notes	5.600%	3/2/43	$3,500,000	$3,522,449
Regeneron Pharmaceuticals Inc., Senior Notes	2.800%	9/15/50	4,350,000	2,657,328
Total Biotechnology				9,269,188
Health Care Equipment & Supplies — 0.5%
Baxter International Inc., Senior Notes	2.539%	2/1/32	1,500,000	1,307,479
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	2,240,000	1,370,896 (a)
Total Health Care Equipment & Supplies				2,678,375
Health Care Providers & Services — 6.3%
Ascension Health, Senior Notes	2.532%	11/15/29	3,950,000	3,736,122
Cigna Group, Senior Notes	3.200%	3/15/40	1,900,000	1,506,218
CSL Finance PLC, Senior Notes	4.250%	4/27/32	3,200,000	3,146,767 (a)
CVS Health Corp., Senior Notes	5.000%	9/15/32	1,150,000	1,174,214
CVS Health Corp., Senior Notes	5.300%	12/5/43	4,450,000	4,160,262
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,000,000	973,364
HCA Inc., Senior Notes	3.500%	9/1/30	4,700,000	4,521,462
HCA Inc., Senior Notes	4.600%	11/15/32	3,000,000	2,973,697
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	1,000,000	1,057,992
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	1,950,000	1,279,594
Mayo Clinic, Senior Notes	3.196%	11/15/61	1,950,000	1,234,131
Sutter Health, Senior Notes	5.164%	8/15/33	2,400,000	2,473,380
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	1,455,000	1,507,014
UnitedHealth Group Inc., Senior Notes	3.050%	5/15/41	6,650,000	5,044,915
Total Health Care Providers & Services				34,789,132
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories Inc., Senior Notes	3.300%	3/15/27	3,450,000	3,420,264
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	2,000,000	2,109,436
Total Life Sciences Tools & Services				5,529,700
Pharmaceuticals — 3.4%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	3,000,000	3,003,841 (a)
Bristol-Myers Squibb Co., Senior Notes	4.125%	6/15/39	1,400,000	1,272,161
Bristol-Myers Squibb Co., Senior Notes	3.700%	3/15/52	500,000	367,694
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	1,075,000	970,240
Eli Lilly & Co., Senior Notes	5.650%	10/15/65	1,100,000	1,109,284
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	5,100,000	5,064,261
Merck & Co. Inc., Senior Notes	4.450%	12/4/32	160,000	160,270
Merck & Co. Inc., Senior Notes	4.750%	12/4/35	255,000	254,147
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	1,285,000	1,284,042
Novartis Capital Corp., Senior Notes	3.700%	9/21/42	2,175,000	1,806,171
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	1,950,000	1,847,702
Royalty Pharma PLC, Senior Notes	3.350%	9/2/51	2,900,000	1,927,486
Total Pharmaceuticals				19,067,299

Total Health Care				71,333,694
Industrials — 6.8%
Aerospace & Defense — 3.8%
BAE Systems PLC, Senior Notes	5.500%	3/26/54	1,850,000	1,863,181 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	3,000,000	3,320,130
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.500%	3/1/39	$1,325,000	$1,085,385
Boeing Co., Senior Notes	3.650%	3/1/47	3,250,000	2,376,171
General Dynamics Corp., Senior Notes	2.850%	6/1/41	1,000,000	756,952
General Dynamics Corp., Senior Notes	3.600%	11/15/42	2,400,000	1,955,141
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	3,350,000	3,625,748
Lockheed Martin Corp., Senior Notes	4.070%	12/15/42	750,000	641,124
Northrop Grumman Corp., Senior Notes	4.950%	3/15/53	2,700,000	2,435,046
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	2,755,000	2,760,179
Total Aerospace & Defense				20,819,057
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC, Senior Notes	5.750%	5/1/40	5,650,000	5,985,156
Industrial Conglomerates — 0.4%
Siemens Funding BV, Senior Notes	5.800%	5/28/55	2,350,000	2,462,007 (a)
Machinery — 1.2%
Caterpillar Inc., Senior Notes	5.200%	5/15/35	2,200,000	2,281,666
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	2,600,000	2,322,499
Ingersoll Rand Inc., Senior Notes	5.176%	6/15/29	1,600,000	1,654,373
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	400,000	395,320 (a)
Total Machinery				6,653,858
Passenger Airlines — 0.3%
United Airlines Inc. Pass-Through-Trust	3.450%	7/7/28	1,329,114	1,297,049
United Airlines Pass-Through Trust	4.875%	1/15/26	517,135	517,154
Total Passenger Airlines				1,814,203

Total Industrials				37,734,281
Information Technology — 6.3%
Communications Equipment — 1.1%
Cisco Systems Inc., Senior Notes	5.300%	2/26/54	1,815,000	1,741,109
Motorola Solutions Inc., Senior Notes	5.600%	6/1/32	4,350,000	4,577,298
Total Communications Equipment				6,318,407
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	1,000,000	989,792
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices Inc., Senior Notes	2.800%	10/1/41	2,000,000	1,476,283
Broadcom Inc., Senior Notes	4.600%	7/15/30	3,375,000	3,431,881
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	4,350,000	4,555,470 (a)
Intel Corp., Senior Notes	3.734%	12/8/47	2,850,000	2,035,653
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	2,400,000	2,567,335
Total Semiconductors & Semiconductor Equipment				14,066,622
Software — 2.1%
Intuit Inc., Senior Notes	5.500%	9/15/53	1,300,000	1,285,445
Microsoft Corp., Senior Notes	2.675%	6/1/60	1,750,000	1,009,928
Oracle Corp., Senior Notes	2.300%	3/25/28	4,000,000	3,815,190
Oracle Corp., Senior Notes	4.450%	9/26/30	1,000,000	978,561
Oracle Corp., Senior Notes	3.600%	4/1/40	2,450,000	1,818,557
Salesforce Inc., Senior Notes	2.900%	7/15/51	1,500,000	953,280
ServiceNow Inc., Senior Notes	1.400%	9/1/30	1,000,000	881,519
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.700%	4/1/55	$950,000	$943,400
Total Software				11,685,880
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.800%	2/8/61	2,400,000	1,413,955

Total Information Technology				34,474,656
Materials — 0.9%
Construction Materials — 0.4%
Martin Marietta Materials Inc., Senior Notes	5.150%	12/1/34	2,000,000	2,043,120
Containers & Packaging — 0.1%
AptarGroup Inc., Senior Notes	4.750%	3/30/31	425,000	428,782
Metals & Mining — 0.4%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,950,000	1,889,201
Newmont Corp./Newcrest Finance Pty Ltd., Senior Notes	5.350%	3/15/34	450,000	470,631
Total Metals & Mining				2,359,832

Total Materials				4,831,734
Real Estate — 1.6%
Diversified REITs — 0.3%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	1,500,000	1,455,279 (a)
Real Estate Management & Development — 0.7%
Simon Property Group LP, Senior Notes	3.375%	12/1/27	3,950,000	3,922,207
Retail REITs — 0.4%
TotalEnergies Capital SA, Senior Notes	5.275%	9/10/54	2,700,000	2,539,195
Specialized REITs — 0.2%
American Tower Corp., Senior Notes	4.700%	12/15/32	1,025,000	1,025,529

Total Real Estate				8,942,210
Utilities — 8.8%
Electric Utilities — 7.7%
Baltimore Gas and Electric Co., Senior Notes	4.550%	6/1/52	2,500,000	2,117,214
Commonwealth Edison Co., First Mortgage Bonds	4.000%	3/1/48	2,000,000	1,595,532
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	1,900,000	2,072,998
Consumers Energy Co., First Mortgage Bonds	4.050%	5/15/48	1,450,000	1,172,221
DTE Electric Co., Senior Secured Bonds	3.650%	3/1/52	3,000,000	2,222,054
Duke Energy Progress LLC, First Mortgage Bonds	2.500%	8/15/50	6,000,000	3,513,399
EDP Finance BV, Senior Notes	1.710%	1/24/28	2,700,000	2,572,421 (a)
Enel Finance International NV, Senior Notes	3.625%	5/25/27	3,300,000	3,280,938 (a)
Georgia Power Co., Senior Notes	4.750%	9/1/40	4,200,000	3,994,230
Georgia Power Co., Senior Notes	4.300%	3/15/42	1,350,000	1,182,488
MidAmerican Energy Co., First Mortgage Bonds	4.250%	5/1/46	1,500,000	1,257,461
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,500,000	1,139,323
Public Service Electric and Gas Co., First Mortgage Bonds	3.150%	1/1/50	1,950,000	1,334,719
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	3,450,000	3,431,950 (a)
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	2,950,000	2,966,017
Virginia Electric and Power Co., Senior Notes	3.500%	3/15/27	3,350,000	3,335,665
Virginia Electric and Power Co., Senior Notes	4.650%	8/15/43	3,350,000	3,009,179
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	2,000,000	2,015,298 (a)
Total Electric Utilities				42,213,107
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Gas Utilities — 0.7%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	$1,650,000	$1,476,272
Southern California Gas Co., First Mortgage Bonds	5.600%	4/1/54	2,470,000	2,430,161
Total Gas Utilities				3,906,433
Multi-Utilities — 0.4%
PECO Energy Co., First Mortgage Bonds	4.875%	9/15/35	2,400,000	2,424,011

Total Utilities				48,543,551
Total Corporate Bonds & Notes (Cost — $552,771,844)				536,229,559
U.S. Government & Agency Obligations — 1.3%
U.S. Government Obligations — 1.3%
U.S. Treasury Bonds	4.625%	11/15/44	1,340,000	1,313,514
U.S. Treasury Bonds	4.750%	8/15/55	2,720,000	2,674,950
U.S. Treasury Notes	4.250%	5/15/35	3,034,000	3,059,836

Total U.S. Government & Agency Obligations (Cost — $7,121,363)				7,048,300
Total Investments before Short-Term Investments (Cost — $559,893,207)				543,277,859
			Shares
Short-Term Investments — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,011,878)	3.620%		2,011,878	2,011,878 (d)(e)(f)
Total Investments — 98.8% (Cost — $561,905,085)				545,289,737
Other Assets in Excess of Liabilities — 1.2%				6,739,663
Total Net Assets — 100.0%				$552,029,400

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $2,011,878 and the cost was $2,011,878 (Note 3).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 47.9%
Communication Services — 4.9%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	4.100%	2/15/28	$19,000	$19,019
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	65,000	60,870 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	39,000	37,451
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	10,000	10,310 (a)
Total Diversified Telecommunication Services				127,650
Media — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	70,000	64,028 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	20,000	18,726
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	65,000	68,713 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	60,000	63,349 (a)
News Corp., Senior Notes	5.125%	2/15/32	19,000	18,736 (a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	65,000	64,563 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	65,000	67,933 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	70,000	64,511 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	60,000	64,532 (a)
Total Media				495,091
Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	37,000	37,716
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	35,000	37,572
T-Mobile USA Inc., Senior Notes	4.950%	3/15/28	37,000	37,710
Total Wireless Telecommunication Services				112,998

Total Communication Services				735,739
Consumer Discretionary — 3.7%
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	65,000	61,980 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	15,000	15,174 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	65,000	66,789 (a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	38,000	37,459 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	65,000	66,555 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	5,000	5,106 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	18,000	18,332 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	65,000	65,324 (a)
Total Hotels, Restaurants & Leisure				336,719
Household Durables — 0.4%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	65,000	63,561
Specialty Retail — 0.9%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	60,000	60,762
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	60,000	64,135 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	15,000	15,439 (a)
Total Specialty Retail				140,336
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., Senior Notes	5.500%	6/13/30	$19,000	$19,320

Total Consumer Discretionary				559,936
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.3%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	40,000	37,786 (a)
Food Products — 1.2%
Bunge Ltd. Finance Corp., Senior Notes	3.200%	4/21/31	20,000	18,857
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	60,000	62,662 (a)
JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.000%	2/2/29	39,000	37,576
Kellanova, Senior Notes	7.450%	4/1/31	33,000	37,784
Mars Inc., Senior Notes	4.600%	3/1/28	19,000	19,265 (a)
Total Food Products				176,144
Tobacco — 0.2%
Philip Morris International Inc., Senior Notes	4.625%	11/1/29	37,000	37,685

Total Consumer Staples				251,615
Energy — 6.1%
Energy Equipment & Services — 1.5%
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	60,000	62,457 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	5,000	5,109 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	75,000	72,808 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	60,714	62,049 (a)
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	22,000	22,566 (a)
Total Energy Equipment & Services				224,989
Oil, Gas & Consumable Fuels — 4.6%
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	19,000	19,046
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	18,000	19,069 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	65,000	64,607 (a)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	140,000	142,121
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	65,000	64,967 (b)(c)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	18,000	18,301
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	60,000	61,524 (a)
Kinder Morgan Inc., Senior Notes	5.000%	2/1/29	18,000	18,422
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	60,000	60,574 (a)
Occidental Petroleum Corp., Senior Notes	8.500%	7/15/27	18,000	18,852
Petroleos Mexicanos, Senior Notes	6.700%	2/16/32	130,000	129,734
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	60,000	62,022 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	19,000	19,230
Total Oil, Gas & Consumable Fuels				698,469

Total Energy				923,458
Financials — 6.6%
Banks — 1.0%
Bank of America Corp., Senior Notes (3.194% to 7/23/29 then 3 mo. Term SOFR + 1.442%)	3.194%	7/23/30	39,000	37,680 (c)
Citigroup Inc., Senior Notes (4.542% to 9/19/29 then SOFR + 1.338%)	4.542%	9/19/30	38,000	38,327 (c)
JPMorgan Chase & Co., Senior Notes (4.603% to 10/22/29 then SOFR + 1.040%)	4.603%	10/22/30	38,000	38,543 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	$36,000	$37,308 (c)
Total Banks				151,858
Capital Markets — 1.4%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	36,000	36,903
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	19,000	18,683
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	10,000	10,197 (a)
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	19,000	19,048
Morgan Stanley, Senior Notes (4.654% to 10/18/29 then SOFR + 1.100%)	4.654%	10/18/30	38,000	38,468 (c)
MSCI Inc., Senior Notes	3.625%	9/1/30	20,000	19,119 (a)
Nasdaq Inc., Senior Notes	5.350%	6/28/28	13,000	13,420
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	60,000	62,711 (a)
Total Capital Markets				218,549
Consumer Finance — 1.5%
Ally Financial Inc., Senior Notes	2.200%	11/2/28	20,000	18,938
American Express Co., Senior Notes (5.098% to 2/16/27 then SOFR + 1.000%)	5.098%	2/16/28	19,000	19,226 (c)
FirstCash Inc., Senior Notes	6.875%	3/1/32	60,000	62,487 (a)
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	60,000	62,675
PRA Group Inc., Senior Notes	8.875%	1/31/30	60,000	62,323 (a)
Total Consumer Finance				225,649
Financial Services — 1.4%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	5,000	5,106 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	62,667 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	60,000	63,148 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	18,000	19,217
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	18,000	18,429
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	37,000	38,828 (a)
Total Financial Services				207,395
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	60,000	62,287 (a)
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	18,000	18,431
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	15,000	15,572 (a)
Athene Global Funding, Secured Notes	5.349%	7/9/27	37,000	37,634 (a)
Brown & Brown Inc., Senior Notes	4.700%	6/23/28	19,000	19,234
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	19,000	19,276
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	19,000	19,272
Total Insurance				191,706

Total Financials				995,157
Health Care — 4.0%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	37,000	37,916
Amgen Inc., Senior Notes	5.150%	3/2/28	37,000	37,874
Total Biotechnology				75,790
Health Care Equipment & Supplies — 0.4%
Insulet Corp., Senior Notes	6.500%	4/1/33	60,000	62,773 (a)
Health Care Providers & Services — 2.0%
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	70,000	65,869 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	$60,000	$62,823 (a)
CVS Health Corp., Senior Notes	5.000%	9/15/32	19,000	19,400
DaVita Inc., Senior Notes	6.875%	9/1/32	60,000	62,494 (a)
HCA Inc., Senior Notes	4.125%	6/15/29	19,000	18,942
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	5,000	5,151 (a)
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	60,000	61,473
Total Health Care Providers & Services				296,152
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	19,000	19,067
Pharmaceuticals — 1.0%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	60,000	63,492 (a)
Royalty Pharma PLC, Senior Notes	5.150%	9/2/29	37,000	38,045
Viatris Inc., Senior Notes	2.300%	6/22/27	20,000	19,439
Zoetis Inc., Senior Notes	3.000%	9/12/27	38,000	37,481
Total Pharmaceuticals				158,457

Total Health Care				612,239
Industrials — 8.7%
Aerospace & Defense — 3.5%
ATI Inc., Senior Notes	5.125%	10/1/31	65,000	65,105
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	18,000	18,684 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	19,000	19,109 (a)
Boeing Co., Senior Notes	6.298%	5/1/29	106,000	112,550
Boeing Co., Senior Notes	2.950%	2/1/30	40,000	37,916
Boeing Co., Senior Notes	3.750%	2/1/50	90,000	65,537
Bombardier Inc., Senior Notes	7.250%	7/1/31	60,000	64,014 (a)
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	39,000	37,844
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	40,000	40,075
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	60,000	62,539 (a)
Total Aerospace & Defense				523,373
Building Products — 1.2%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	60,000	62,806 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	60,000	61,549 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	60,000	62,699 (a)
Total Building Products				187,054
Commercial Services & Supplies — 2.1%
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	60,000	62,803 (a)
Republic Services Inc., Senior Notes	5.000%	11/15/29	36,000	37,265
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	62,055 (a)
Waste Management Inc., Senior Notes	4.875%	2/15/29	37,000	37,966
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	60,000	61,909 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	60,000	63,046 (a)
Total Commercial Services & Supplies				325,044
Electrical Equipment — 0.4%
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	60,000	62,725 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — 0.4%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	$60,000	$62,872 (a)
Passenger Airlines — 0.7%
AS Mileage Plan IP Ltd., Senior Secured Notes	5.021%	10/20/29	37,000	37,320 (a)
OneSky Flight LLC, Senior Notes	8.875%	12/15/29	60,000	64,251 (a)
Total Passenger Airlines				101,571
Trading Companies & Distributors — 0.4%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	62,713 (a)

Total Industrials				1,325,352
Information Technology — 3.7%
Communications Equipment — 0.1%
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	21,000	19,095
Electronic Equipment, Instruments & Components — 0.4%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	65,000	63,731 (a)
IT Services — 0.4%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	20,000	19,634 (a)
Global Payments Inc., Senior Notes	2.150%	1/15/27	19,000	18,609
S&P Global Inc., Senior Notes	4.750%	8/1/28	18,000	18,341
Total IT Services				56,584
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	4.750%	4/15/29	38,000	38,725
Intel Corp., Senior Notes	2.450%	11/15/29	20,000	18,672
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	19,000	19,255
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	60,000	62,268 (a)
Total Semiconductors & Semiconductor Equipment				138,920
Software — 0.9%
Atlassian Corp., Senior Notes	5.250%	5/15/29	37,000	38,079
Synopsys Inc., Senior Notes	4.850%	4/1/30	37,000	37,801
UKG Inc., Senior Secured Notes	6.875%	2/1/31	60,000	61,728 (a)
Total Software				137,608
Technology Hardware, Storage & Peripherals — 1.0%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	60,000	62,682 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	19,000	19,114
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	60,000	61,927 (a)
Total Technology Hardware, Storage & Peripherals				143,723

Total Information Technology				559,661
Materials — 4.5%
Chemicals — 2.2%
Avient Corp., Senior Notes	6.250%	11/1/31	60,000	61,708 (a)
Solstice Advanced Materials Inc., Senior Notes	5.625%	9/30/33	265,000	267,495 (a)
Total Chemicals				329,203
Construction Materials — 0.4%
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	60,000	61,326 (a)
Containers & Packaging — 0.5%
Berry Global Inc., Senior Secured Notes	1.650%	1/15/27	19,000	18,506
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	60,000	61,737 (a)
Total Containers & Packaging				80,243
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — 1.4%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	$55,000	$62,153
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	65,000	65,600 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	19,000	18,990 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	65,000	65,947 (a)
Total Metals & Mining				212,690

Total Materials				683,462
Real Estate — 2.4%
Diversified REITs — 0.7%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	60,000	64,121 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	38,000	37,767 (a)
Total Diversified REITs				101,888
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	60,000	62,266 (a)
Specialized REITs — 1.3%
American Tower Corp., Senior Notes	3.550%	7/15/27	38,000	37,725
Crown Castle Inc., Senior Notes	4.900%	9/1/29	18,000	18,306
Equinix Inc., Senior Notes	3.200%	11/18/29	20,000	19,209
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	60,000	60,541 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	65,000	63,616 (a)
Total Specialized REITs				199,397

Total Real Estate				363,551
Utilities — 1.6%
Electric Utilities — 1.5%
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	18,000	18,580
Eversource Energy, Senior Notes	5.450%	3/1/28	18,000	18,458
IPALCO Enterprises Inc., Senior Secured Notes	4.250%	5/1/30	19,000	18,593
NRG Energy Inc., Senior Notes	6.250%	11/1/34	60,000	61,677 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	10,000	10,138 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.100%	1/15/29	18,000	18,851
Southern Co., Senior Notes	5.500%	3/15/29	36,000	37,377
Vistra Operations Co. LLC, Senior Secured Notes	4.300%	7/15/29	38,000	37,752 (a)
Total Electric Utilities				221,426
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	5.450%	6/1/28	18,000	18,424

Total Utilities				239,850
Total Corporate Bonds & Notes (Cost — $7,205,405)				7,250,020
Collateralized Mortgage Obligations(d) — 16.4%
A&D Mortgage Trust, 2024-NQM1 A2	6.347%	2/25/69	66,532	66,991 (a)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	19,000	19,612 (c)
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	37,000	37,799 (c)
Benchmark Mortgage Trust, 2019-B14 A2	2.915%	12/15/62	18,007	17,473
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	49,705	47,119
Benchmark Mortgage Trust, 2025-V17 XA, IO	1.511%	9/15/58	151,000	9,309 (c)
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	37,000	38,475 (c)
BMO Mortgage Trust, 2025-5C11 AS	5.938%	7/15/58	22,000	22,913
BMO Mortgage Trust, 2025-5C12 XA, IO	1.441%	10/15/58	999,927	60,423 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
BX Trust, 2025-ARIA C	5.517%	12/13/42	$23,000	$23,199 (a)(c)
Cantor Commercial Real Estate Lending, 2019-CF3 A2	2.942%	1/15/53	17,223	16,580
CD Mortgage Trust, 2016-CD1 A4	2.724%	8/10/49	24,000	23,641
CFCRE Commercial Mortgage Trust, 2016-C6 B	3.804%	11/10/49	24,000	22,825
Citigroup Commercial Mortgage Trust, 2015-GC33 B	4.335%	9/10/58	15,527	15,112 (c)
Citigroup Commercial Mortgage Trust, 2015-GC33 C	4.335%	9/10/58	26,000	22,758 (c)
COMM Mortgage Trust, 2014-CR17 C	4.781%	5/10/47	30,000	27,902 (c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	104,106	104,972 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4839 WS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	2.002%	8/15/56	210,034	29,667 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5016 PI, IO, PAC	3.000%	9/25/50	398,774	69,548
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5158 IV, IO, PAC	4.000%	1/25/49	541,709	113,424
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5164 IC, IO	4.000%	11/25/51	509,925	107,525
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5493 FK (30 Day Average SOFR + 1.150%)	5.024%	1/25/55	74,591	74,866 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	5.024%	5/25/55	111,089	111,535 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA3 M1 (30 Day Average SOFR + 1.100%)	4.974%	9/25/45	21,553	21,621 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.874%	10/25/41	70,000	72,310 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 ID, IO	4.000%	7/25/50	288,527	63,563
Federal National Mortgage Association (FNMA) REMIC, 2020-77 HI, IO	4.000%	11/25/50	312,113	64,587
Federal National Mortgage Association (FNMA) REMIC, 2024-49 AF (30 Day Average SOFR + 1.100%)	4.974%	7/25/54	62,677	62,892 (c)
Federal National Mortgage Association (FNMA) REMIC, 2024-95 KF (30 Day Average SOFR + 1.100%)	4.974%	12/25/54	100,760	101,080 (c)
Federal National Mortgage Association (FNMA) STRIPS, 438 C7, IO	3.000%	1/25/53	377,514	67,224
Government National Mortgage Association (GNMA), 2016-042 IO, IO	5.000%	2/20/46	483,955	95,147
Government National Mortgage Association (GNMA), 2021-213 PI, IO, PAC	4.500%	4/20/50	203,941	45,049
Government National Mortgage Association (GNMA), 2022-078 IO, IO	3.000%	8/20/51	667,097	108,766
Government National Mortgage Association (GNMA), 2022-081 BI, IO	2.500%	11/20/50	661,944	98,050
Government National Mortgage Association (GNMA), 2022-213 IH, IO	6.000%	12/20/52	137,919	27,238
Government National Mortgage Association (GNMA), 2023-040 CI, IO	2.000%	10/20/50	907,185	91,838
GS Mortgage Securities Trust, 2014-GC24 B	4.430%	9/10/47	24,000	23,167 (c)
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	41,407	40,417
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	30,000	29,200
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 AS	3.056%	8/15/49	17,000	16,595
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 AS	3.144%	8/15/49	25,000	24,465
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 B	3.708%	5/15/46	19,149	18,660 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C27 B	4.363%	12/15/47	30,000	29,636 (c)
Morgan Stanley Capital I Trust, 2016-BNK2, A4	3.049%	11/15/49	23,000	22,575
Morgan Stanley Capital I Trust, 2016-UB11 C	3.691%	8/15/49	40,000	39,318 (c)
OBX Trust, 2024-NQM8 A1	6.233%	5/25/64	97,565	98,787 (a)
UBS Commercial Mortgage Trust, 2019-C17 XA, IO	1.436%	10/15/52	907,579	40,026 (c)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	39,000	38,236
Wells Fargo Commercial Mortgage Trust, 2025-5C6 XA, IO	1.365%	10/15/58	999,920	55,797 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	$10,109	$9,897 (c)

Total Collateralized Mortgage Obligations (Cost — $2,485,675)				2,489,809
Mortgage-Backed Securities — 12.0%
FNMA — 9.6%
Federal National Mortgage Association (FNMA)	2.500%	1/1/56	160,000	135,287 (e)
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	60,000	53,079 (e)
Federal National Mortgage Association (FNMA)	3.500%	1/1/56	80,000	73,972 (e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	930,000	943,149 (e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	160,000	164,301 (e)
Federal National Mortgage Association (FNMA)	6.500%	1/1/56	90,000	93,546 (e)
Total FNMA				1,463,334
GNMA — 2.4%
Government National Mortgage Association (GNMA) II	4.500%	1/1/56	60,000	58,453 (e)
Government National Mortgage Association (GNMA) II	5.500%	1/1/56	300,000	302,956 (e)
Total GNMA				361,409

Total Mortgage-Backed Securities (Cost — $1,817,727)				1,824,743
U.S. Government & Agency Obligations — 11.5%
U.S. Government Obligations — 11.5%
U.S. Treasury Notes (Cost — $1,743,601)	4.000%	2/28/30	1,723,000	1,745,244

Asset-Backed Securities — 10.7%
BRAVO Residential Funding Trust, 2025-HE1 A1 (30 Day Average SOFR + 1.350%)	5.224%	9/25/72	92,224	92,227 (a)(c)
CIFC Funding Ltd., 2022-4A BR (3 mo. Term SOFR + 1.550%)	5.444%	7/16/35	300,000	300,649 (a)(c)
Compass Datacenters Issuer LLC, 2025-2A A1	4.926%	11/25/50	88,000	87,955 (a)
Northwoods Capital Ltd., 2021-25A B1R (3 mo. Term SOFR + 1.600%)	5.484%	7/20/34	300,000	300,154 (a)(c)
PRET LLC, 2025-NPL4 A1	6.368%	4/25/55	103,460	104,042 (a)
RCO Mortgage LLC, 2025-3 A1	6.435%	5/25/30	101,337	101,635 (a)
Rockford Tower CLO Ltd., 2021-2A A2R (3 mo. Term SOFR + 1.500%)	5.384%	7/20/34	300,000	300,089 (a)(c)
SF ABS Issuer LLC, 2025-1A A2	5.377%	11/25/55	38,000	37,260 (a)
Trinitas CLO Ltd., 2021-17A B1R (3 mo. Term SOFR + 1.650%)	5.534%	10/20/34	300,000	300,475 (a)(c)

Total Asset-Backed Securities (Cost — $1,623,027)				1,624,486
Sovereign Bonds — 7.8%
Brazil — 1.2%

Brazilian Government International Bond, Senior Notes	8.250%	1/20/34	150,000	174,765
Bulgaria — 0.6%

Bulgaria Government International Bond, Senior Notes	5.000%	3/5/37	90,000	89,936 (f)
Ghana — 0.4%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	70,000	64,215 (a)
Mexico — 0.8%

Mexico Government International Bond, Senior Notes	6.750%	9/27/34	110,000	119,597
Panama — 0.5%

Panama Government International Bond, Senior Notes	9.375%	4/1/29	70,000	79,940
Peru — 1.1%

Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	180,000	166,554
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Philippines — 0.9%

Philippine Government International Bond, Senior Notes	9.500%	2/2/30	$120,000	$144,343
Romania — 1.1%

Romanian Government International Bond, Senior Notes	7.125%	1/17/33	150,000	163,052 (a)
Turkey — 1.2%
Turkiye Government International Bond, Senior Notes	11.875%	1/15/30	140,000	176,068

Total Sovereign Bonds (Cost — $1,161,974)				1,178,470
Senior Loans — 0.9%
Consumer Staples — 0.5%
Consumer Staples Distribution & Retail — 0.5%
Froneri International Ltd., Term Loan Facility B6	—	9/30/32	65,000	65,091 (g)

Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.216%	9/27/29	64,671	64,662 (c)(h)(i)

Total Senior Loans (Cost — $129,024)				129,753
Total Investments before Short-Term Investments (Cost — $16,166,433)				16,242,525
			Shares
Short-Term Investments — 2.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $428,736)	3.620%		428,736	428,736 (j)(k)(l)
Total Investments — 110.0% (Cost — $16,595,169)				16,671,261
Liabilities in Excess of Other Assets — (10.0)%				(1,518,546)
Total Net Assets — 100.0%				$15,152,715

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Fund held TBA securities with a total cost of $1,817,727.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(g)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $428,736 and the cost was $428,736 (Note 3).

(l)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Multisector Income ETF
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡ — (3.1)%
Mortgage-Backed Securities — (3.1)%
FNMA — (3.1)%
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	$(140,000)	$(136,693) (a)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	(330,000)	(329,149) (a)

Total Securities Sold Short (Proceeds — $(463,343))				$(465,842)

‡	Percentages shown based on Fund net assets.
(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	15	3/26	$1,644,942	$1,639,570	$5,372
At December 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$436,000	12/17/27	3.130% annually	Daily SOFR Compound annually	$1,555	$375	$1,180
	10,504,000	3/18/28	3.300% annually	Daily SOFR Compound annually	(5,691)	(12,120)	6,429
	11,850,000	3/28/31	Daily SOFR Compound annually	3.450% annually	(11,988)	18,685	(30,673)
	2,327,000	3/18/36	3.750% annually	Daily SOFR Compound annually	12,792	1,873	10,919
	132,000	3/18/56	Daily SOFR Compound annually	4.100% annually	(1,591)	(290)	(1,301)
Total	$25,249,000				$(4,923)	$8,523	$(13,446)

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Multisector Income ETF
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. LLC	$1,275,000	2/12/26	0.00%	At Maturity	$7,453	$(11,900)	$19,353

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.870%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.3%
Alabama — 0.3%

Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	$300,000	$273,184 (a)
Arizona — 0.4%

Phoenix, AZ, Civic Improvement Corp. Revenue, Junior Lien Water System Revenue, Series B	5.000%	7/1/44	360,000	376,629
Arkansas — 0.6%
Arkansas Development Finance Authority Industrial Development Revenue, Hybar Steel Project, Green Bonds, Series A	6.875%	7/1/48	250,000	268,743 (a)(b)
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	275,000	279,008 (b)
Total Arkansas				547,751
California — 29.8%
Alameda, CA, Community Facilities District, Special Tax Revenue, Green Bonds	5.000%	9/1/48	1,000,000	1,016,469
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	8/1/29	1,000,000	1,048,502 (c)(d)
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	3,160,000	3,359,105 (c)(d)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	3,500,000	3,725,553 (c)(d)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	985,000	1,075,344 (c)(d)
Clean Energy Project, Green Bonds, Series G	5.250%	4/1/30	500,000	531,330 (c)(d)
California State Infrastructure & Economic Development Bank Revenue:
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/46	865,000	813,229
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,000,000	910,644
Teachers Retirement System Headquarters Expansion, Green Bonds	5.000%	8/1/49	180,000	183,757
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2018	5.000%	5/15/51	1,000,000	1,000,562
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	3,445,000	3,504,487
CHF-Riverside II, LLC, UCR North District Phase I Student Housing Project, Green Bond, Series 2019	5.000%	5/15/37	1,495,000	1,555,076
California State Public Works Board:
Lease Revenue, Southern California Headquarters, Series D	4.000%	5/1/44	1,000,000	997,887
Lease Revenue, Southern California Headquarters, Series D	4.000%	5/1/47	1,500,000	1,451,399
California State School Finance Authority Revenue, River Springs Charter School, Series A, State Intercept Program	5.750%	7/1/42	250,000	259,992 (a)
Perris Joint Powers Authority, CA, Special Tax Revenue, Series B, Refunding	5.000%	9/1/37	100,000	101,987
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/51	3,300,000	3,341,650 (b)
San Francisco, CA, Bay Area Rapid Transit District, GO, Green Bonds	3.000%	8/1/36	170,000	166,538
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Subseries A, Refunding	4.000%	11/1/50	100,000	95,073
Santa Cruz County, CA, Capital Financing Authority Revenue, Green Bonds	4.000%	6/1/42	1,500,000	1,514,328
Three Rivers Levee Improvement Authority, CA, Special Tax Revenue:
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/27	250,000	252,826
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/29	250,000	255,496
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/31	200,000	203,391
Community Facilities District Nos. 2006-1 and 2006-2, Refunding	4.000%	9/1/32	100,000	101,102
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Transbay Joint Powers Authority, CA, Tax Allocation Revenue, Green Bonds	5.000%	10/1/34	$150,000	$156,594
Total California				27,622,321
Colorado — 0.2%

Denver, CO, City & County, Water Commissioners Water Revenue, Green Bonds, Series A	5.000%	9/15/47	150,000	152,885
District of Columbia — 5.0%
District of Columbia Revenue:
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/33	905,000	1,029,407 (b)
DC Project, Smart Street Lighting Project Series A	5.500%	2/28/35	535,000	615,358 (b)
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/35	125,000	144,068 (b)
DC Project, Smart Street Lighting Project Series A	5.500%	2/28/37	845,000	975,673 (b)
District of Columbia Water & Sewer Authority Revenue:
Public Utility Subordinate Lien, Green Bonds, Series A	5.000%	10/1/44	375,000	386,377
Public Utility Subordinate Lien, Series A	4.000%	10/1/49	1,565,000	1,453,525
Total District of Columbia				4,604,408
Florida — 1.7%
Babcock Ranch, FL, Community Independent Special District Revenue, Charlotte County, Special Assessment Revenue, Assessment Area 3A	4.000%	5/1/40	840,000	819,337
Palm Beach County, FL, Water & Sewer Revenue, Series 2019, Refunding	4.000%	10/1/31	105,000	111,036
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	415,000	416,337
Series 2022, Refunding	4.200%	5/1/37	205,000	201,735
Total Florida				1,548,445
Georgia — 2.8%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien General Revenue, Series E	5.250%	7/1/43	2,355,000	2,508,699 (b)
Private Colleges & Universities Authority, GA, Revenue, Sustainable Bonds, Refunding	5.000%	9/1/48	100,000	102,482
Total Georgia				2,611,181
Illinois — 4.6%
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	3,000,000	3,140,738
Clean Water Initiative Revolving Fund, Series 2020	4.000%	7/1/38	575,000	583,778
Northern Illinois State University, Participation Energy Savings Projects, BAM	5.500%	4/1/49	500,000	524,841
Total Illinois				4,249,357
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
St. Bernard Parish Gomesa Project	4.000%	11/1/45	800,000	724,645 (a)
St. Charles Parish Gomesa Project	4.500%	11/1/47	900,000	857,233 (a)
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue, St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	360,000	326,509 (a)
Terrebonne Levee & Conservation District, LA, Sales Tax Revenue:
Series B, Green Bonds, Refunding	4.000%	6/1/39	1,000,000	1,008,333
Series B, Green Bonds, Refunding	4.000%	6/1/40	100,000	100,227
Total Louisiana				3,016,947
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maine — 0.3%

Portland, ME, General Airport Revenue, Series 2019, Refunding	4.000%	1/1/35	$245,000	$249,488
Maryland — 3.4%
Maryland State EDC, Private Activity Revenue:
Series B, Green Bonds	5.000%	6/30/40	1,000,000	1,026,911 (b)
Series B, Green Bonds	5.250%	6/30/47	2,000,000	1,996,978 (b)
Washington State Suburban Sanitary Commission Revenue, Green Bonds, County GTD	3.000%	6/1/35	100,000	98,476
Total Maryland				3,122,365
Massachusetts — 3.9%
Massachusetts State DFA Revenue:
Boston Medical Center, Series F, Green Bonds	4.000%	7/1/47	135,000	117,794
Springfield College, Series B, Green Bonds	5.000%	6/1/26	420,000	422,174
Springfield College, Series B, Green Bonds	5.000%	6/1/27	440,000	444,176
Massachusetts State Housing Finance Agency, Housing Revenue:
Series A-1	4.900%	12/1/59	1,000,000	989,051
Series B-1	2.600%	12/1/41	2,000,000	1,577,879
Series C-1	2.650%	12/1/34	100,000	89,338
Total Massachusetts				3,640,412
Minnesota — 1.7%
Minneapolis, MN, GO, Green Bonds, Series 2019	3.000%	12/1/40	100,000	90,693
Minnesota State HEFA Revenue, Series A	5.000%	10/1/52	1,500,000	1,524,958
Total Minnesota				1,615,651
Mississippi — 0.3%

Mississippi State Development Bank Special Obligation, Jackson County Gomesa Project	3.625%	11/1/36	300,000	286,700 (a)
New Jersey — 3.1%
New Jersey State EFA Revenue, Stevens Institute of Technology, Series A	5.000%	7/1/32	645,000	698,373
Newark, NJ, Board of Education, GO, The County of Essex New Jersey School Energy Savings Obligation, Refunding, BAM	5.000%	7/15/28	571,000	603,323
Newark, NJ, Mass Transit Access Tax Revenue, County of Essex, Series 2022, AG	6.000%	11/15/62	1,460,000	1,615,620
Total New Jersey				2,917,316
New York — 5.5%
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1, Refunding, AG	4.000%	11/15/41	600,000	586,721
Green Bonds, Series C-1, Refunding	5.000%	11/15/50	1,510,000	1,528,496
Green Bonds, Series E, Refunding	5.000%	11/15/32	105,000	115,058
New York State HFA Revenue, Series N	2.600%	11/1/34	100,000	90,175
New York State Liberty Development Corp., Revenue:
Tax-Exempt Bonds, Refunding	3.000%	9/15/43	1,000,000	832,972
Tax-Exempt Bonds, Series A, Refunding	2.500%	11/15/36	2,000,000	1,712,364
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	250,000	268,169 (b)
Total New York				5,133,955
Ohio — 3.3%
American Municipal Power Inc., OH, Meldahl Hydroelectric Project Revenue, Green Bonds, Series A	4.000%	2/15/41	1,415,000	1,394,067
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
American Municipal Power Inc., OH, Solar Electricity Prepayment Project Revenue, Series A	5.000%	2/15/44	$1,660,000	$1,698,269
Total Ohio				3,092,336
Oregon — 3.6%
Multnomah County, OR, Hospital Facilities Authority Revenue, Series A, Refunding	4.000%	12/1/51	530,000	408,466
Port of Portland, OR, Airport Revenue:
International Airport, Series 28, Refunding	4.000%	7/1/47	630,000	568,219 (b)
Portland International Airport, Series 29, Refunding	5.500%	7/1/53	2,250,000	2,355,865 (b)
Total Oregon				3,332,550
Pennsylvania — 2.4%
Philadelphia, PA, Energy Authority City Service Agreement Revenue, Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	1,130,000	1,211,562
Philadelphia, PA, School District, GO, State Aid Withholding, Series B	5.000%	9/1/48	1,000,000	1,028,171
Total Pennsylvania				2,239,733
Puerto Rico — 0.5%

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	525,000	506,303
Rhode Island — 0.1%

Rhode Island State Housing & Mortgage Finance Corp. Revenue, Sustainable Bonds, FHA, Series 1-B	2.750%	10/1/34	150,000	135,887
Texas — 1.3%

Harris County, TX, GO, Flood Control District Improvement, Series A, Refunding	4.250%	10/1/47	1,200,000	1,175,645
Utah — 6.5%
Central Valley Water Reclamation Facility Revenue, Utah Sewer, Green Bonds, Series C	4.000%	3/1/47	3,110,000	2,918,845
Utah State Intermountain Power Agency, Series 2022-A, Refunding	5.000%	7/1/44	3,000,000	3,120,309
Total Utah				6,039,154
Vermont — 3.2%
Vermont Educational & Health Buildings Financing Agency Revenue:
The University of Vermont Medical Center Project, Green Bonds	5.000%	12/1/38	2,015,000	2,021,846
The University of Vermont Medical Center Project, Green Bonds	4.000%	12/1/42	1,000,000	961,868
Total Vermont				2,983,714
Virginia — 0.1%

Hampton, VA, GO, Public Improvement, Green Bonds, Series A, State Aid Withholding	5.000%	9/1/27	50,000	52,086
Washington — 2.1%

Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Green Bonds, Series S-1, Refunding	4.000%	11/1/46	2,000,000	1,933,699
Wisconsin — 4.3%
Public Finance Authority Revenue, WI, Patriot Services Group, Portfolio Restructuring, Series A-1, Refunding	4.500%	12/1/31	500,000	506,073 (a)
Public Finance Authority, WI, Revenue:
Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	9/30/51	2,330,000	1,930,810 (b)
Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	3/31/56	600,000	485,599 (b)
University of Wisconsin Hospitals & Clinics, WI, Hospital Revenue, Series 2021, Refunding	4.000%	4/1/46	1,120,000	1,060,637
Total Wisconsin				3,983,119

Total Municipal Bonds (Cost — $87,487,904)				87,443,221
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — 0.1%
California Housing Finance Agency, 2019-N A (Cost — $82,882)	2.350%	12/1/35	$90,007	$80,455
Total Investments before Short-Term Investments (Cost — $87,570,786)				87,523,676

Short-Term Investments — 3.8%
Municipal Bonds — 3.8%
Georgia — 0.4%

Roswell Development Authority, GA, Revenue, Wellstar Healthcare Inc., LOC - Truist Bank N.A.	2.450%	4/1/47	400,000	400,000 (f)(g)
Michigan — 2.1%

Grand Traverse County, MI, Hospital Finance Authority Revenue, Munson Healthcare Obligated Group, Series C, Refunding, LOC - PNC Bank N.A.	2.450%	7/1/41	1,900,000	1,900,000 (f)(g)
Minnesota — 1.3%
Rochester, MN, Health Care Facilities Variable Rate Revenue, Mayo Clinic, Series D, LOC - Barclays Bank PLC	1.700%	11/15/64	1,200,000	1,200,000 (f)(g)

Total Short-Term Investments (Cost — $3,500,000)				3,500,000
Total Investments — 98.2% (Cost — $91,070,786)				91,023,676
Other Assets in Excess of Liabilities — 1.8%				1,660,093
Total Net Assets — 100.0%				$92,683,769

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
DFA	—	Development Finance Agency
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Green Bond ETF
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 86.2%
Communication Services — 4.3%
Diversified Telecommunication Services — 0.0%††
Zayo Group Holdings Inc., Dollar Term Loan (1 mo. Term SOFR + 3.614%)	7.331%	3/11/30	$453,718	$431,858 (a)(b)(c)
Entertainment — 1.9%
Ontario Gaming GTA LP, Term Loan B (3 mo. Term SOFR + 4.250%)	7.922%	8/1/30	2,863,912	2,657,295 (a)(b)(c)
Playtika Holding Corp., Term Loan B1 (1 mo. Term SOFR + 2.864%)	6.581%	3/13/28	6,095,469	5,904,041 (a)(b)(c)
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.868%	11/21/31	9,227,789	9,280,341 (a)(b)(c)
Total Entertainment				17,841,677
Interactive Media & Services — 0.5%
Delta TopCo Inc., Fourth Amendment Refinancing Term Loan (2 mo. Term SOFR + 2.750%)	6.439-6.585%	11/30/29	4,603,543	4,587,384 (a)(b)(c)
Media — 1.8%
Cengage Learning Inc., 2024 Refinancing Term Loan	7.227-7.322%	3/22/31	4,657,432	4,682,069 (a)(b)(c)
Charter Communications Operating LLC, Term Loan B5 (3 mo. Term SOFR + 2.250%)	6.235%	12/15/31	3,223,000	3,229,043 (a)(b)(c)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	7.966%	5/3/28	6,359,603	5,931,920 (a)(b)(c)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.966%	12/31/31	3,576,170	3,077,187 (a)(b)(c)(d)
Total Media				16,920,219
Wireless Telecommunication Services — 0.1%
Crown Subsea Communications Holding Inc., 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.216%	1/30/31	1,130,834	1,141,012 (a)(b)(c)

Total Communication Services				40,922,150
Consumer Discretionary — 11.7%
Automobile Components — 1.7%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.466%	1/28/32	1,972,717	1,985,352 (a)(b)(c)
DexKo Global Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 4.250%)	7.966%	10/4/28	680,842	677,778 (a)(b)(c)
DexKo Global Inc., First Lien Closing Date Dollar Term Loan (1 mo. Term SOFR + 3.864%)	7.581%	10/4/28	4,499,702	4,475,786 (a)(b)(c)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.987%	3/30/27	7,861,282	42,372 (a)(b)(c)
First Brands Group LLC, 2022 Incremental Term loan (1 mo. Term SOFR + 7.114%)	10.987%	3/30/27	1,729,888	9,324 (a)(b)(c)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.843%	6/29/26	4,413,462	77,236 (a)(b)(c)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.843%	6/29/26	3,794,914	749,495 (a)(b)(c)
RealTruck Goup Inc., Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.581%	1/31/28	6,202,704	4,807,096 (a)(b)(c)
Wand NewCo 3 Inc., Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.216%	1/30/31	3,056,314	3,063,007 (a)(b)(c)
Total Automobile Components				15,887,446
Automobiles — 0.2%
American Trailer World Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 3.850%)	7.566%	3/3/28	1,895,532	1,692,748 (a)(b)(c)
Broadline Retail — 0.5%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.172%	10/26/30	395,970	398,239 (a)(b)(c)
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.172%	7/1/31	1,988,145	1,999,119 (a)(b)(c)(d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Peer Holding III BV, Term Loan B8 (3 mo. Term SOFR + 2.250%)	5.922%	9/29/32	$2,057,479	$2,063,909 (a)(b)(c)
Total Broadline Retail				4,461,267
Distributors — 0.5%
Windsor Holdings III LLC, 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.750%)	6.466%	8/1/30	4,946,240	4,964,022 (a)(b)(c)
Diversified Consumer Services — 0.4%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	12/21/28	4,010,025	4,021,073 (a)(b)(c)
Hotels, Restaurants & Leisure — 4.0%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.466%	9/20/30	1,972,036	1,976,966 (a)(b)(c)
Caesars Entertainment Inc., Term Loan B, Tranche B (1 mo. Term SOFR + 2.250%)	5.966%	2/6/30	5,907,106	5,876,094 (a)(b)(c)
Entain PLC, Term Loan Facility B6 (3 mo. Term SOFR + 2.250%)	5.922%	10/31/29	2,844,420	2,831,321 (a)(b)(c)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.966%	1/27/29	7,554,475	7,561,350 (a)(b)(c)
IRB Holding Corp., 2025 Replacement Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	12/16/30	6,595,044	6,617,863 (a)(b)(c)(d)
Light & Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	5.986%	4/14/29	1,277,128	1,283,915 (a)(b)(c)
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (3 mo. Term SOFR + 3.000%)	6.934%	4/4/29	4,619,003	4,543,968 (a)(b)(c)
Whatabrands LLC, 2024 Refinancing Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	8/3/28	6,950,321	6,976,489 (a)(b)(c)
Total Hotels, Restaurants & Leisure				37,667,966
Household Durables — 1.6%
AI Aqua Merger Sub Inc., 2025 Refinancing Term Loan B (3 mo. Term SOFR + 3.000%)	6.854-6.873%	7/31/28	8,544,919	8,573,374 (a)(b)(c)
Chariot Buyer LLC, 2025 New Term Loan B (1 mo. Term SOFR + 2.750%)	6.466%	9/8/32	6,469,863	6,490,760 (a)(b)(c)
Total Household Durables				15,064,134
Specialty Retail — 2.1%
Flynn Restaurant Group LP, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.466%	1/28/32	5,298,625	5,326,523 (a)(b)(c)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	8.184%	4/15/28	2,022,650	1,960,635 (a)(b)(c)(d)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.184%	3/3/28	4,512,284	4,473,659 (a)(b)(c)
PetsMart LLC, Term Loan B	—	8/18/32	2,300,000	2,293,537 (d)
White Cap Supply Holdings LLC, Term Loan C (1 mo. Term SOFR + 3.250%)	6.966%	10/19/29	5,117,067	5,143,701 (a)(b)(c)
Total Specialty Retail				19,198,055
Textiles, Apparel & Luxury Goods — 0.7%
Great Outdoors Group LLC, Term Loan B3 (1 mo. Term SOFR + 3.250%)	6.966%	1/23/32	6,729,504	6,777,452 (a)(b)(c)

Total Consumer Discretionary				109,734,163
Consumer Staples — 3.0%
Beverages — 0.8%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	7,777,260	7,808,408 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples Distribution & Retail — 0.7%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.250%)	6.447%	9/30/31	$4,561,253	$4,564,606 (a)(b)(c)
Froneri International Ltd., Term Loan Facility B6 (3 mo. Term SOFR + 2.250%)	6.122%	9/30/32	2,125,047	2,128,011 (a)(b)(c)
Total Consumer Staples Distribution & Retail				6,692,617
Food Products — 0.7%
Primary Products Finance LLC, 2024 Replacement Term Loan B (3 mo. Term SOFR + 3.250%)	7.185%	4/1/29	6,210,924	6,145,709 (a)(b)(c)
Personal Care Products — 0.8%
Conair Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.581%	5/17/28	1,989,013	1,046,718 (a)(b)(c)
Opal Bidco SAS, Term Loan Facility B4 (3 mo. Term SOFR + 3.000%)	6.686%	4/28/32	6,284,250	6,331,382 (a)(b)(c)
Total Personal Care Products				7,378,100

Total Consumer Staples				28,024,834
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Parexel International Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	6.466%	12/9/31	4,575,780	4,596,760 (a)(b)(c)

Financials — 15.1%
Banks — 0.9%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.716%	11/24/32	8,577,517	8,579,233 (a)(b)(c)
Capital Markets — 1.7%
Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	6.716%	4/7/28	5,465,887	5,501,033 (a)(b)(c)
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	541,228	541,193 (e)
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.172%	8/16/32	3,170,049	3,169,843 (a)(b)(c)
Osaic Holdings Inc., Initial Term Loan (6 mo. Term SOFR + 3.000%)	6.595%	8/2/32	6,796,478	6,832,771 (a)(b)(c)
Total Capital Markets				16,044,840
Consumer Finance — 0.5%
OneDigital Borrower LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	6.716%	7/2/31	4,362,333	4,378,779 (a)(b)(c)
Financial Services — 4.1%
Apex Group Treasury Ltd., Term Loan B (3 mo. Term SOFR + 3.500%)	7.387%	2/27/32	5,876,744	5,553,523 (a)(b)(c)
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	5.672%	1/31/31	9,047,277	9,072,745 (a)(b)(c)
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.672%	10/31/31	2,917,807	2,936,423 (a)(b)(c)
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loan (1 mo. Term SOFR + 2.000%)	5.916%	5/17/31	2,992,443	3,002,214 (a)(b)(c)
GTCR Everest Borrower LLC, 2025 Repriced Term Loan B (3 mo. Term SOFR + 2.750%)	6.422%	9/5/31	3,316,753	3,332,873 (a)(b)(c)
Hudson River Trading LLC, Term Loan B1 (1 mo. Term SOFR + 2.750%)	6.486%	3/18/30	78,809	79,241 (a)(b)(c)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.822%	12/15/31	9,452,278	9,419,762 (a)(b)(c)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.716%	7/31/31	3,402,762	3,382,209 (a)(b)(c)
Osttra Group Ltd., First Lien Term Loan (3 mo. Term SOFR + 3.500%)	7.427%	10/8/32	1,851,529	1,862,378 (a)(b)(c)
Total Financial Services				38,641,368
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — 7.9%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	6.716%	11/6/30	$13,085,520	$13,091,670 (a)(b)(c)
Acrisure LLC, 2025 Term Loan B7 (1 mo. Term SOFR + 3.250%)	6.966%	6/21/32	1,162,044	1,164,949 (a)(b)(c)
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan (1 mo. Term SOFR + 2.500%)	6.216%	9/19/31	11,018,789	11,056,087 (a)(b)(c)
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	1/30/32	10,663,576	10,706,284 (a)(b)(c)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	7.816%	8/19/28	3,527,093	3,535,487 (a)(b)(c)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	9.081%	1/20/29	4,797,666	4,725,030 (a)(b)(c)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.750%)	6.466%	6/13/31	9,475,243	9,517,455 (a)(b)(c)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	6.120%	6/20/30	9,161,785	9,219,642 (a)(b)(c)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.216%	7/31/31	11,522,518	11,571,777 (a)(b)(c)
Total Insurance				74,588,381

Total Financials				142,232,601
Health Care — 10.3%
Health Care Equipment & Supplies — 3.0%
Bausch & Lomb Corp., New Term Loan (1 mo. Term SOFR + 4.000%)	7.716%	9/29/28	1,564,000	1,567,910 (a)(b)(c)
Bausch & Lomb Corp., Third Amendment Term Loan (1 mo. Term SOFR + 4.250%)	7.966%	1/15/31	3,424,072	3,464,305 (a)(b)(c)
Charlotte Buyer Inc., Second Refinancing Term Loan (1 mo. Term SOFR + 4.250%)	8.011%	2/11/28	8,131,402	8,001,787 (a)(b)(c)
Medline Borrower LP, 2030 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	10/23/30	8,292,798	8,332,977 (a)(b)(c)
U.S. Anesthesia Partners Inc., Initial Term Loan (1 mo. Term SOFR + 4.114%)	7.987%	10/1/28	6,805,147	6,846,080 (a)(b)(c)
Total Health Care Equipment & Supplies				28,213,059
Health Care Providers & Services — 3.1%
ADMI Corp., Amendment No. 10 Extended Term Loan (1 mo. Term SOFR + 5.750%)	9.466%	12/23/27	229,091	220,271 (a)(b)(c)
ADMI Corp., Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.864%)	7.581%	12/23/27	7,030,790	6,688,039 (a)(b)(c)
ADMI Corp., Incremental Term Loan (1 mo. Term SOFR + 3.489%)	7.206%	12/23/27	730,674	693,458 (a)(b)(c)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.384%	10/1/32	1,304,348	1,314,033 (a)(b)(c)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.655%	5/16/31	3,803,463	3,820,198 (a)(b)(c)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.335%	5/16/31	1,523,103	1,527,230 (a)(b)(c)
Medical Solutions Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.600%)	7.440%	11/1/28	3,388,691	792,581 (a)(b)(c)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.216%	2/21/31	5,994,264	6,030,379 (a)(b)(c)
Radiology Partners Inc., Term Loan B (3 mo. Term SOFR + 4.500%)	8.172%	6/30/32	1,995,000	1,993,913 (a)(b)(c)
Raven Acquisition Holdings LLC, 2024 Delayed Draw Commitment Term Loan	—	11/19/31	260,000	261,148 (e)
Raven Acquisition Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.716%	11/19/31	3,612,700	3,628,650 (a)(b)(c)
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	9/27/30	1,932,250	1,936,704 (a)(b)(c)
Total Health Care Providers & Services				28,906,604
Health Care Technology — 2.7%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.466%	2/15/29	9,519,144	9,548,891 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Technology — continued
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.623%	3/26/32	$2,882,757	$2,774,668 (a)(b)(c)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.623%	5/1/31	11,133,489	10,725,279 (a)(b)(c)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.590%	12/31/30	307,163	308,392 (a)(b)(c)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.702%	12/31/30	2,546,193	2,399,787 (a)(b)(c)
Total Health Care Technology				25,757,017
Pharmaceuticals — 1.5%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.750%)	7.466%	4/23/31	3,245,947	3,224,849 (a)(b)(c)
Organon & Co., Dollar Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	5/19/31	944,974	912,845 (a)(b)(c)
Paradigm Parent LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.172%	4/16/32	3,299,423	2,914,331 (a)(b)(c)
Southern Veterinary Partners LLC, 2025 New Term Loan (3 mo. Term SOFR + 2.500%)	6.365%	12/4/31	6,639,756	6,639,191 (a)(b)(c)
Total Pharmaceuticals				13,691,216

Total Health Care				96,567,896
Industrials — 18.8%
Aerospace & Defense — 1.4%
Dynasty Acquisition Co. Inc., Initial Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.716%	10/31/31	2,856,958	2,870,928 (a)(b)(c)
Dynasty Acquisition Co. Inc., Initial Term Loan B2 (1 mo. Term SOFR + 2.000%)	5.716%	10/31/31	1,086,695	1,092,010 (a)(b)(c)
Signia Aerospace LLC, 2025 Delayed Draw Term Loan	—	12/11/31	190,565	191,505 (e)
Signia Aerospace LLC, 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.440-6.572%	12/11/31	3,909,178	3,928,450 (a)(b)(c)
TransDigm Inc., Term Loan L (1 mo. Term SOFR + 2.500%)	6.216%	1/19/32	2,847,591	2,862,213 (a)(b)(c)
TransDigm Inc., Term Loan M (1 mo. Term SOFR + 2.500%)	6.216%	8/19/32	2,397,218	2,409,911 (a)(b)(c)
Total Aerospace & Defense				13,355,017
Air Freight & Logistics — 2.2%
Clue Opco LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.338%	12/19/30	3,072,000	3,056,840 (a)(b)(c)
First Student Bidco Inc., Initial Term Loan B (3 mo. Term SOFR + 2.500%)	6.172%	8/15/30	5,834,975	5,861,962 (a)(b)(c)
First Student Bidco Inc., New Term Loan C (3 mo. Term SOFR + 2.500%)	6.172%	8/15/30	795,011	798,155 (a)(b)(c)
Kenan Advantage Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	6.966%	1/25/29	6,150,510	6,107,456 (a)(b)(c)
LaserShip Inc., Term Loan B1 (3 mo. Term SOFR + 1.762%)	5.434%	8/10/29	1,517,524	1,141,937 (a)(b)(c)
LaserShip Inc., Term Loan D (3 mo. Term SOFR + 1.762%)	5.434%	8/10/29	1,093,336	298,847 (a)(b)(c)
WWEX Uni Topco Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	7/26/28	3,358,842	3,378,340 (a)(b)(c)
Total Air Freight & Logistics				20,643,537
Building Products — 2.0%
Cornerstone Building Brands Inc., New Term Loan B (1 mo. Term SOFR + 3.250%)	7.100%	4/12/28	3,311,994	2,611,508 (a)(b)(c)
Cornerstone Building Brands Inc., Term Loan C (1 mo. Term SOFR + 4.500%)	8.250%	5/15/31	3,479,945	2,485,255 (a)(b)(c)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.000%)	6.672%	1/17/32	5,476,099	5,513,254 (a)(b)(c)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	5.966%	4/14/31	4,808,877	4,828,160 (a)(b)(c)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.966%	2/10/32	3,600,379	3,615,555 (a)(b)(c)
Total Building Products				19,053,732
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — 5.5%
Allied Universal Holdco LLC, Amendment No.7 Replacement US Dollar Term Loan (1 mo. Term SOFR + 3.250%)	6.966%	8/20/32	$7,806,651	$7,856,653 (a)(b)(c)
BradyPLUS Holdings LLC, Term Loan B	—	12/13/32	2,000,000	1,982,080 (d)
Camelot US Acquisition I Co., Term Loan B1 (1 mo. Term SOFR + 2.750%)	6.466%	1/31/31	3,600,000	3,558,978 (a)(b)(c)
CHG Healthcare Services Inc., Amendment No. 7 Refinancing Term Loan (3 mo. Term SOFR + 2.750%)	6.590%	9/29/28	4,784,352	4,811,815 (a)(b)(c)
Ensemble RCM LLC, Term Loan B (3 mo. Term SOFR + 3.000%)	6.840%	8/1/29	4,797,540	4,826,661 (a)(b)(c)
Madison IAQ LLC, Initial Term Loan (6 mo. Term SOFR + 2.500%)	6.702%	6/21/28	4,511,613	4,538,502 (a)(b)(c)
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan (1 mo. Term SOFR + 3.000%)	6.716%	5/4/28	7,344,845	7,379,990 (a)(b)(c)
Neon Maple Purchaser Inc., First Amendment Term Loan B1 (1 mo. Term SOFR + 2.500%)	6.216%	11/17/31	5,833,731	5,848,052 (a)(b)(c)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.012%	4/11/29	3,111,769	3,084,152 (a)(b)(c)
Priority Holdings LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.466%	7/30/32	953,843	939,773 (a)(b)(c)
Soliant Lower Intermediate LLC, Initial Term Loan (6 mo. Term SOFR + 3.750%)	7.794%	7/18/31	2,070,050	1,687,091 (a)(b)(c)
Spin Holdco Inc., Initial Term Loan (3 mo. Term SOFR + 4.262%)	8.022%	3/4/28	1,418,072	1,100,778 (a)(b)(c)
Verde Purchaser LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	7.672%	11/29/30	4,245,481	4,251,022 (a)(b)(c)
Total Commercial Services & Supplies				51,865,547
Construction & Engineering — 1.4%
Aretec Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.000%)	6.716%	8/9/30	4,866,501	4,891,272 (a)(b)(c)
Brand Industrial Services Inc., Term Loan C (3 mo. Term SOFR + 4.500%)	8.354%	8/1/30	1,604,987	1,466,918 (a)(b)(c)
DG Investment Intermediate Holdings 2 Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.466%	7/9/32	2,736,913	2,747,176 (a)(b)(c)
Red SPV LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.984%	3/15/32	3,850,485	3,861,709 (a)(b)(c)
Total Construction & Engineering				12,967,075
Machinery — 1.6%
INDICOR LLC, Dollar Term Loan D (3 mo. Term SOFR + 2.750%)	6.422%	11/22/29	4,072,663	4,101,925 (a)(b)(c)
TK Elevator Midco Gmbh, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.947%	4/30/30	4,721,001	4,755,724 (a)(b)(c)
WEC US Holdings Ltd., Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.873%	1/27/31	6,094,713	6,111,900 (a)(b)(c)(d)
Total Machinery				14,969,549
Passenger Airlines — 1.3%
American Airlines Inc., 2024 Replacement Term Loan (6 mo. Term SOFR + 2.250%)	6.258%	6/4/29	6,490,202	6,507,467 (a)(b)(c)
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.922%	2/14/31	6,066,240	6,101,303 (a)(b)(c)
Total Passenger Airlines				12,608,770
Professional Services — 2.5%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.331%	6/2/28	11,266,328	11,291,902 (a)(b)(c)
Dayforce Inc., Term Loan B	—	8/20/32	12,000,000	11,978,640 (d)
Total Professional Services				23,270,542
Trading Companies & Distributors — 0.9%
BCPE Empire Holdings Inc., Amendment No. 8 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	6.966%	12/11/30	7,910,611	7,841,393 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — continued
QXO Building Products Inc., 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	4/30/32	$299,824	$301,239 (a)(b)(c)
Total Trading Companies & Distributors				8,142,632

Total Industrials				176,876,401
Information Technology — 18.2%
IT Services — 2.8%
Mcafee Corp., Refinancing Term Loan B1 (1 mo. Term SOFR + 3.000%)	6.716%	3/1/29	13,067,716	12,102,470 (a)(b)(c)
Nielsen Consumer Inc., 2025 Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	10/31/30	5,497,354	5,512,636 (a)(b)(c)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	6.922%	10/28/30	8,508,452	8,504,793 (a)(b)(c)
Total IT Services				26,119,899
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	8/17/29	2,047,549	2,060,776 (a)(b)(c)
Software — 13.4%
Ascend Learning LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.000%)	6.716%	12/11/28	4,074,785	4,094,059 (a)(b)(c)
BMC Software Inc., 2031 Replacement Dollar Term Loan (3 mo. Term SOFR + 3.000%)	6.822%	7/30/31	10,120,245	10,105,824 (a)(b)(c)
Central Parent LLC, 2024 Refinance Term Loan (3 mo. Term SOFR + 3.250%)	6.922%	7/6/29	11,635,595	9,893,630 (a)(b)(c)
Cloud Software Group Inc., Tenth Amendment Term Loan B2	6.922%	3/21/31	7,064,287	7,081,382 (a)(b)(c)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.566%	10/8/28	6,424,479	6,172,511 (a)(b)(c)
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.500%)	6.216%	5/30/31	10,301,658	10,346,985 (a)(b)(c)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.354%	3/2/28	5,600,356	5,240,226 (a)(b)(c)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.216%	1/30/32	10,276,831	10,268,815 (a)(b)(c)
Kaseya Inc., Term Loan (1 mo. Term SOFR + 3.000%)	6.716%	3/20/32	6,303,933	6,316,919 (a)(b)(c)
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.850%)	7.690%	2/1/28	10,780,067	10,027,402 (a)(b)(c)(d)
PointClickCare Technologies, 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.422%	11/3/31	3,770,550	3,783,125 (a)(b)(c)
Project Boost Purchaser LLC, First Lien Intial Term Loan (3 mo. Term SOFR + 2.750%)	6.422%	7/16/31	6,195,362	6,217,820 (a)(b)(c)
Proofpoint Inc., 2025 Incremental Term Loan (3 mo. Term SOFR + 3.000%)	6.672%	8/31/28	8,363,158	8,420,069 (a)(b)(c)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.466%	11/28/28	3,109,420	3,112,654 (a)(b)(c)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.750%)	7.466%	5/12/28	3,863,914	3,540,311 (a)(b)(c)
Sophos Holdings LLC, Dollar Term Loan (1 mo. Term SOFR + 3.614%)	7.331%	3/5/27	2,960,860	2,966,323 (a)(b)(c)
Sovos Compliance LLC, Amendment No. 3 Replacement Term Loan (1 mo. Term SOFR + 3.250%)	6.966%	8/14/29	6,033,732	6,058,742 (a)(b)(c)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.338%	2/10/31	12,481,053	12,508,574 (a)(b)(c)
Total Software				126,155,371
Technology Hardware, Storage & Peripherals — 1.8%
Clover Holdings 2 LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.772%	12/9/31	7,406,723	7,421,759 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Technology Hardware, Storage & Peripherals — continued
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	6.784%	6/27/31	$8,807,778	$8,827,111 (a)(b)(c)
Total Technology Hardware, Storage & Peripherals				16,248,870

Total Information Technology				170,584,916
Materials — 3.7%
Chemicals — 1.6%
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.254%	3/15/30	388,235	377,803 (a)(b)(c)
Ineos Finance PLC, 2030 Dollar Term Loan (1 mo. Term SOFR + 3.250%)	6.966%	2/18/30	1,456,760	1,185,897 (a)(b)(c)
Ineos US Finance LLC, 2031 New Dollar Term Loan (1 mo. Term SOFR + 3.000%)	6.672%	2/7/31	1,264,968	1,019,090 (a)(b)(c)
Ineos US Petrochem LLC, 2030 Dollar Term Loan B (1 mo. Term SOFR + 3.850%)	7.566%	3/14/30	1,283,818	883,697 (a)(b)(c)
Ineos US Petrochem LLC, New Term Loan B (1 mo. Term SOFR + 4.350%)	8.066%	4/2/29	2,643,240	1,876,700 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B1 (3 mo. Term SOFR + 3.250%)	7.036%	4/3/28	3,229,112	3,235,845 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B2 (3 mo. Term SOFR + 3.250%)	7.162%	4/3/28	1,688,694	1,692,384 (a)(b)(c)
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.327%	4/23/29	9,256,611	5,186,294 (a)(b)(c)
Total Chemicals				15,457,710
Containers & Packaging — 2.1%
Charter Next Generation Inc., 2024 Replacement Term Loan (1 mo. Term SOFR + 2.750%)	6.500%	12/1/30	6,392,323	6,413,578 (a)(b)(c)
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.966%	4/1/32	6,303,834	6,306,071 (a)(b)(c)(d)
Kleopatra Finco SARL, Initial USD DIP Term Loan	—	8/7/26	866,080	778,394 (d)
Klockner Pentaplast of America Inc., USD Term Loan Facility B (6 mo. Term SOFR + 4.975%)	9.019%	2/12/26	2,716,022	475,304 (a)(b)(c)(d)
ProAmpac PG Borrower LLC, 2024 Term Loan B (3 mo. Term SOFR + 4.000%)	7.878-7.905%	9/15/28	5,558,825	5,577,308 (a)(b)(c)
Total Containers & Packaging				19,550,655

Total Materials				35,008,365
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.466%	1/31/30	2,680,767	2,700,135 (a)(b)(c)
Cushman & Wakefield US Borrower LLC, Term Loan (1 mo. Term SOFR + 2.500%)	6.216%	1/31/30	3,049,257	3,083,577 (a)(b)(c)

Total Real Estate				5,783,712
Total Senior Loans (Cost — $842,320,957)				810,331,798
Corporate Bonds & Notes — 3.9%
Communication Services — 0.6%
Entertainment — 0.1%
Ontario Gaming GTA LP/OTG Co-Issuer Inc., Senior Secured Notes	8.000%	8/1/30	500,000	474,474 (f)
Media — 0.5%
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	3,200,000	3,383,674 (f)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	$308,000	$309,980 (f)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	1,000,000	1,055,822 (f)
Total Media				4,749,476
Wireless Telecommunication Services — 0.0%††
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	210,000	191,684 (f)

Total Communication Services				5,415,634
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,200,000	1,201,499 (f)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	1,500,000	1,537,439 (f)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	250,000	252,706 (f)

Total Consumer Discretionary				2,991,644
Consumer Staples — 0.1%
Consumer Staples Distribution & Retail — 0.1%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	1,200,000	1,217,429 (f)

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	150,000	149,798

Financials — 0.9%
Financial Services — 0.4%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	300,000	296,711 (f)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	755,000	768,764 (f)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	2,600,000	2,715,586 (f)
Total Financial Services				3,781,061
Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	4.250%	2/15/29	500,000	487,937 (f)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	3,300,000	3,371,381 (f)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	1,000,000	1,038,165 (f)
Total Insurance				4,897,483

Total Financials				8,678,544
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0%††
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	360,000	376,200 (f)
Health Care Providers & Services — 0.2%
Radiology Partners Inc., Senior Secured Notes	8.500%	7/15/32	1,500,000	1,568,831 (f)

Total Health Care				1,945,031
Industrials — 1.2%
Aerospace & Defense — 0.4%
Goat Holdco LLC, Senior Secured Notes	6.750%	2/1/32	2,000,000	2,055,720 (f)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	1,700,000	1,741,276 (f)
Total Aerospace & Defense				3,796,996
Building Products — 0.3%
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	1,400,000	1,459,867 (f)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — continued
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	$1,000,000	$1,041,535 (f)
Total Building Products				2,501,402
Commercial Services & Supplies — 0.2%
Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes	7.000%	5/21/30	587,200	615,242 (f)
Allied Universal Holdco LLC, Senior Secured Notes	7.875%	2/15/31	1,000,000	1,054,474 (f)
GFL Environmental Inc., Senior Secured Notes	3.500%	9/1/28	600,000	590,422 (f)
Total Commercial Services & Supplies				2,260,138
Machinery — 0.0%††
GrafTech Finance Inc., Secured Notes	4.625%	12/23/29	400,000	299,000 (f)
Passenger Airlines — 0.3%
Air Canada, Senior Secured Notes	3.875%	8/15/26	700,000	697,063 (f)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	800,000	837,214 (f)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	633,333	634,563 (f)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	140,000	139,909 (f)
Total Passenger Airlines				2,308,749

Total Industrials				11,166,285
Information Technology — 0.1%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	219,500	219,363 (f)
Technology Hardware, Storage & Peripherals — 0.1%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	600,000	626,814 (f)

Total Information Technology				846,177
Materials — 0.3%
Chemicals — 0.1%
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	500,000	501,919 (f)
Construction Materials — 0.1%
Cemex SAB de CV, Senior Notes	5.200%	9/17/30	375,000	380,601 (f)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	700,000	749,257 (f)
Total Construction Materials				1,129,858
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	160,000	164,631 (f)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	805,000	799,394 (f)
Total Containers & Packaging				964,025

Total Materials				2,595,802
Utilities — 0.2%
Electric Utilities — 0.1%
Talen Energy Supply LLC, Senior Secured Notes	8.625%	6/1/30	400,000	423,690 (f)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	800,000	800,905 (f)

Total Utilities				1,224,595
Total Corporate Bonds & Notes (Cost — $34,973,629)				36,230,939
			Shares
Investments in Underlying Funds — 2.6%
Franklin High Yield Corporate ETF, Franklin Templeton ETF Trust			345,966	8,446,760 (g)
Invesco Senior Loan ETF			221,413	4,649,673
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value
Investments in Underlying Funds — continued
iShares iBoxx $ High Yield Corporate Bond ETF			70,000	$5,644,100
Janus Henderson AAA CLO ETF			105,000	5,310,900

Total Investments in Underlying Funds (Cost — $23,623,677)				24,051,433
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.2%
BlueMountain CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.462%)	6.320%	10/25/30	$1,000,000	1,004,629 (c)(f)
LCM LP, 18A CR (3 mo. Term SOFR + 2.112%)	5.996%	4/20/31	1,000,000	1,006,616 (c)(f)

Total Asset-Backed Securities (Cost — $1,996,875)				2,011,245
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Keenova Therapeutics PLC			3,652	326,671
Par Health Inc.			3,652	34,238

Total Common Stocks (Cost — $356,125)				360,909
Total Investments before Short-Term Investments (Cost — $903,271,263)				872,986,324
	Rate
Short-Term Investments — 7.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $73,528,117)	3.620%		73,528,117	73,528,117 (g)(h)(i)
Total Investments — 100.7% (Cost — $976,799,380)				946,514,441
Liabilities in Excess of Other Assets — (0.7)%				(7,037,426)
Total Net Assets — 100.0%				$939,477,015

††	Represents less than 0.1%.
(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(e)
All or a portion of this loan is unfunded as of December 31, 2025. The interest rate for fully unfunded term loans is to be determined. At December 31,
2025, the total principal amount and market value of unfunded commitments totaled $991,792 and $993,846, respectively.

(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $81,974,877 and the cost was $81,849,700 (Note 3).

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Senior Loan ETF
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DIP	—	Debtor-in-possession
ETF	—	Exchange-Traded Fund
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited)
December 31, 2025
 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 65.8%
Communication Services — 4.3%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	79,822	$1,982,778
BT Group PLC	161,290	399,284
Deutsche Telekom AG	42,726	1,387,967
Koninklijke KPN NV	51,418	240,102
Total Diversified Telecommunication Services		4,010,131
Entertainment — 1.6%
Electronic Arts Inc.	5,099	1,041,879
Live Nation Entertainment Inc.	2,001	285,143 *
Netflix Inc.	38,186	3,580,319 *
Walt Disney Co.	33,598	3,822,444
Total Entertainment		8,729,785
Interactive Media & Services — 0.6%
Alphabet Inc., Class C Shares	8,938	2,804,744
Pinterest Inc., Class A Shares	7,357	190,473 *
Total Interactive Media & Services		2,995,217
Media — 0.7%
Comcast Corp., Class A Shares	113,582	3,394,966
Fox Corp., Class A Shares	6,636	484,893
Total Media		3,879,859
Wireless Telecommunication Services — 0.7%
SoftBank Group Corp.	120,400	3,379,757
Vodafone Group PLC	534,497	710,873
Total Wireless Telecommunication Services		4,090,630

Total Communication Services		23,705,622
Consumer Discretionary — 6.1%
Automobile Components — 0.1%
Sumitomo Electric Industries Ltd.	18,100	730,374
Automobiles — 1.0%
Ford Motor Co.	19,266	252,770
General Motors Co.	30,094	2,447,244
Mercedes-Benz Group AG	22,823	1,610,145
Subaru Corp.	16,900	366,044
Suzuki Motor Corp.	54,700	814,681
Total Automobiles		5,490,884
Broadline Retail — 0.5%
eBay Inc.	11,870	1,033,877
Next PLC	3,101	570,592
Rakuten Group Inc.	52,700	337,560 *
Sea Ltd., ADR	5,700	727,149 *
Total Broadline Retail		2,669,178
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings Inc.	1,026	5,494,569
Carnival Corp.	19,007	580,474 *
Domino’s Pizza Inc.	845	352,213
Expedia Group Inc.	3,737	1,058,729
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Galaxy Entertainment Group Ltd.	63,000	$310,164
Las Vegas Sands Corp.	10,228	665,740
Yum! Brands Inc.	7,314	1,106,462
Total Hotels, Restaurants & Leisure		9,568,351
Household Durables — 1.1%
Panasonic Holdings Corp.	81,200	1,048,252
Sony Group Corp.	195,400	5,016,361
Total Household Durables		6,064,613
Leisure Products — 0.1%
Bandai Namco Holdings Inc.	17,200	457,804
Specialty Retail — 1.2%
AutoZone Inc.	303	1,027,624 *
Best Buy Co. Inc.	5,812	388,997
Home Depot Inc.	2,045	703,685
TJX Cos. Inc.	18,128	2,784,642
Ulta Beauty Inc.	1,556	941,396 *
Williams-Sonoma Inc.	3,851	687,750
Total Specialty Retail		6,534,094
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	24,300	582,133
Pandora A/S	2,211	246,007
Tapestry Inc.	7,189	918,539
Total Textiles, Apparel & Luxury Goods		1,746,679

Total Consumer Discretionary		33,261,977
Consumer Staples — 3.9%
Beverages — 0.4%
Asahi Group Holdings Ltd.	42,000	439,306
Coca-Cola HBC AG	5,249	271,252
Kirin Holdings Co. Ltd.	27,000	404,453
Monster Beverage Corp.	16,812	1,288,976 *
Total Beverages		2,403,987
Consumer Staples Distribution & Retail — 2.2%
Dollar Tree Inc.	6,863	844,218 *
George Weston Ltd.	3,900	269,408
Koninklijke Ahold Delhaize NV	28,330	1,160,201
Kroger Co.	19,899	1,243,289
Sysco Corp.	15,124	1,114,488
Target Corp.	4,951	483,960
Walmart Inc.	59,750	6,656,747
Total Consumer Staples Distribution & Retail		11,772,311
Food Products — 0.1%
Archer-Daniels-Midland Co.	7,513	431,922
WH Group Ltd.	289,000	321,916 (a)
Total Food Products		753,838
Household Products — 0.3%
Clorox Co.	3,347	337,478
Colgate-Palmolive Co.	10,065	795,336
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — continued
Procter & Gamble Co.	2,911	$417,176
Total Household Products		1,549,990
Personal Care Products — 0.5%
Estee Lauder Cos. Inc., Class A Shares	8,108	849,070
Kao Corp.	16,200	647,090
L’Oreal SA	2,970	1,278,744
Total Personal Care Products		2,774,904
Tobacco — 0.4%
Altria Group Inc.	38,012	2,191,772

Total Consumer Staples		21,446,802
Energy — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
ARC Resources Ltd.	16,500	309,958
Cheniere Energy Inc.	4,886	949,789
Devon Energy Corp.	21,118	773,552
ENEOS Holdings Inc.	79,200	559,344
EOG Resources Inc.	17,257	1,812,158
Imperial Oil Ltd.	5,500	475,791
Inpex Corp.	25,600	510,710
Marathon Petroleum Corp.	9,610	1,562,874
Phillips 66	5,064	653,459
Suncor Energy Inc.	38,300	1,702,160
Valero Energy Corp.	9,818	1,598,272
Williams Cos. Inc.	14,847	892,453

Total Energy		11,800,520
Financials — 9.7%
Banks — 3.2%
AIB Group PLC	60,301	651,549
Banco Santander SA	196,395	2,322,708
Barclays PLC	200,313	1,282,356
BNP Paribas SA	10,036	952,254
Citigroup Inc.	53,664	6,262,052
ING Groep NV	41,772	1,177,910
Mitsubishi UFJ Financial Group Inc.	170,300	2,708,590
Standard Chartered PLC	13,322	326,480
UniCredit SpA	20,219	1,684,082
Total Banks		17,367,981
Capital Markets — 1.3%
Ameriprise Financial Inc.	1,175	576,150
Bank of New York Mellon Corp.	11,722	1,360,807
Daiwa Securities Group Inc.	39,500	345,368
Deutsche Bank AG, Registered Shares	13,106	509,641
Morgan Stanley	3,963	703,551
Nomura Holdings Inc.	104,700	869,021
Northern Trust Corp.	5,402	737,859
State Street Corp.	8,256	1,065,107
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
T. Rowe Price Group Inc.	7,627	$780,852
Total Capital Markets		6,948,356
Consumer Finance — 0.2%
Synchrony Financial	11,019	919,315
Financial Services — 0.9%
Corebridge Financial Inc.	7,348	221,689
Mastercard Inc., Class A Shares	3,852	2,199,030
ORIX Corp.	40,500	1,176,669
PayPal Holdings Inc.	28,688	1,674,805
Total Financial Services		5,272,193
Insurance — 4.1%
Aegon Ltd.	38,710	301,874
Aflac Inc.	16,060	1,770,936
Ageas SA/NV	3,501	245,883
AIA Group Ltd.	335,000	3,438,877
Allstate Corp.	8,330	1,733,890
American International Group Inc.	17,511	1,498,066
AXA SA	24,496	1,178,392
Cincinnati Financial Corp.	3,673	599,874
Dai-ichi Life Holdings Inc.	122,400	1,017,885
Hartford Insurance Group Inc.	8,224	1,133,267
Japan Post Holdings Co. Ltd.	52,400	551,764
Loews Corp.	6,171	649,868
MetLife Inc.	17,867	1,410,421
MS&AD Insurance Group Holdings Inc.	44,800	1,052,655
NN Group NV	3,362	259,575
Sompo Holdings Inc.	30,900	1,051,915
Suncorp Group Ltd.	31,482	370,540
T&D Holdings Inc.	17,000	392,070
Tokio Marine Holdings Inc.	59,100	2,193,274
Travelers Cos. Inc.	6,489	1,882,199
Total Insurance		22,733,225

Total Financials		53,241,070
Health Care — 8.6%
Biotechnology — 1.7%
AbbVie Inc.	7,627	1,742,693
Biogen Inc.	5,072	892,621 *
Genmab A/S	1,796	572,441 *
Gilead Sciences Inc.	31,160	3,824,578
Incyte Corp.	5,246	518,148 *
Neurocrine Biosciences Inc.	2,865	406,343 *
Regeneron Pharmaceuticals Inc.	1,099	848,285
United Therapeutics Corp.	1,240	604,190 *
Total Biotechnology		9,409,299
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.	15,706	1,497,567 *
Edwards Lifesciences Corp.	18,557	1,581,984 *
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
GE HealthCare Technologies Inc.	14,431	$1,183,631
Hologic Inc.	3,501	260,790 *
Hoya Corp.	11,100	1,677,269
IDEXX Laboratories Inc.	2,075	1,403,800 *
Insulet Corp.	1,727	490,882 *
Medtronic PLC	19,600	1,882,776
Olympus Corp.	33,900	429,197
Total Health Care Equipment & Supplies		10,407,896
Health Care Providers & Services — 0.8%
Cardinal Health Inc.	6,909	1,419,800
Fresenius Medical Care AG	4,425	211,827
HCA Healthcare Inc.	5,178	2,417,401
Universal Health Services Inc., Class B Shares	1,980	431,680
Total Health Care Providers & Services		4,480,708
Health Care Technology — 0.2%
Veeva Systems Inc., Class A Shares	4,923	1,098,961 *
Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	8,961	1,219,323
Illumina Inc.	2,373	311,243 *
IQVIA Holdings Inc.	3,252	733,033 *
Mettler-Toledo International Inc.	720	1,003,817 *
Waters Corp.	1,364	518,088 *
Total Life Sciences Tools & Services		3,785,504
Pharmaceuticals — 3.3%
Astellas Pharma Inc.	63,100	842,568
Bristol-Myers Squibb Co.	36,538	1,970,860
Chugai Pharmaceutical Co. Ltd.	11,300	594,251
GSK PLC	131,297	3,222,085
Novartis AG, Registered Shares	44,346	6,134,833
Otsuka Holdings Co. Ltd.	10,800	611,365
Roche Holding AG, Bearer Shares	933	394,751
Roche Holding AG, Vienna Stock Exchange	8,621	3,571,363
Royalty Pharma PLC, Class A Shares	10,844	419,012
Shionogi & Co. Ltd.	22,200	402,374
Total Pharmaceuticals		18,163,462

Total Health Care		47,345,830
Industrials — 9.5%
Aerospace & Defense — 3.0%
General Dynamics Corp.	7,228	2,433,379
General Electric Co.	21,135	6,510,214
Howmet Aerospace Inc.	11,748	2,408,575
L3Harris Technologies Inc.	3,995	1,172,812
RTX Corp.	17,888	3,280,659
Textron Inc.	6,251	544,900
Total Aerospace & Defense		16,350,539
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	2,263	363,800
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — continued
Deutsche Post AG	30,338	$1,665,012
Expeditors International of Washington Inc.	1,906	284,013
FedEx Corp.	2,774	801,298
Total Air Freight & Logistics		3,114,123
Building Products — 0.5%
Allegion PLC	1,500	238,830
Cie de Saint-Gobain SA	6,067	619,624
Johnson Controls International PLC	12,200	1,460,950
Masco Corp.	3,427	217,478
Total Building Products		2,536,882
Commercial Services & Supplies — 0.5%
Cintas Corp.	4,726	888,819
Copart Inc.	11,536	451,634 *
Rollins Inc.	8,325	499,667
Veralto Corp.	8,581	856,212
Total Commercial Services & Supplies		2,696,332
Construction & Engineering — 0.0%††
Eiffage SA	1,914	275,143
Electrical Equipment — 0.4%
Fujikura Ltd.	6,200	689,834
Rockwell Automation Inc.	3,555	1,383,144
Total Electrical Equipment		2,072,978
Ground Transportation — 1.1%
Central Japan Railway Co.	17,500	484,210
CSX Corp.	26,661	966,461
Uber Technologies Inc.	54,172	4,426,394 *
Total Ground Transportation		5,877,065
Industrial Conglomerates — 0.3%
3M Co.	7,844	1,255,824
CK Hutchison Holdings Ltd.	93,500	636,067
Total Industrial Conglomerates		1,891,891
Machinery — 0.9%
Cummins Inc.	2,007	1,024,473
Daifuku Co. Ltd.	9,400	295,532
Fortive Corp.	9,813	541,776
GEA Group AG	4,155	282,055
Komatsu Ltd.	15,300	488,054
Kubota Corp.	34,100	482,201
Parker-Hannifin Corp.	953	837,649
Snap-on Inc.	692	238,463
Techtronic Industries Co. Ltd.	42,500	490,878
Total Machinery		4,681,081
Marine Transportation — 0.1%
Nippon Yusen KK	15,100	489,188
Professional Services — 0.9%
Broadridge Financial Solutions Inc.	2,036	454,374
Jacobs Solutions Inc.	4,153	550,106
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Leidos Holdings Inc.	3,322	$599,289
Paycom Software Inc.	1,504	239,678
Recruit Holdings Co. Ltd.	46,300	2,613,264
SS&C Technologies Holdings Inc.	7,686	671,910
Total Professional Services		5,128,621
Trading Companies & Distributors — 1.1%
AerCap Holdings NV	5,681	816,701
Fastenal Co.	23,894	958,866
Marubeni Corp.	44,600	1,238,596
Sumitomo Corp.	34,500	1,191,196
Toyota Tsusho Corp.	24,100	810,893
W.W. Grainger Inc.	1,227	1,238,104
Total Trading Companies & Distributors		6,254,356
Transportation Infrastructure — 0.1%
Aena SME SA	19,364	541,716 (a)

Total Industrials		51,909,915
Information Technology — 14.4%
Communications Equipment — 1.4%
Cisco Systems Inc.	78,578	6,052,863
F5 Inc.	1,663	424,497 *
Motorola Solutions Inc.	2,467	945,651
Total Communications Equipment		7,423,011
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A Shares	7,436	1,004,901
Jabil Inc.	3,107	708,458
TDK Corp.	57,800	815,310
TE Connectivity PLC	9,269	2,108,790
Total Electronic Equipment, Instruments & Components		4,637,459
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A Shares	15,438	1,281,354
Fujitsu Ltd.	55,400	1,530,043
GoDaddy Inc., Class A Shares	3,250	403,260 *
NEC Corp.	39,200	1,327,966
Twilio Inc., Class A Shares	4,151	590,438 *
VeriSign Inc.	2,430	590,369
Total IT Services		5,723,430
Semiconductors & Semiconductor Equipment — 2.8%
Advantest Corp.	13,400	1,678,580
KLA Corp.	2,150	2,612,422
Lam Research Corp.	32,008	5,479,129
QUALCOMM Inc.	33,119	5,665,005
Total Semiconductors & Semiconductor Equipment		15,435,136
Software — 7.7%
Adobe Inc.	13,231	4,630,718 *
AppLovin Corp., Class A Shares	3,023	2,036,958 *
Autodesk Inc.	6,734	1,993,331 *
Cadence Design Systems Inc.	8,614	2,692,564 *
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
DocuSign Inc.	5,849	$400,072 *
Dynatrace Inc.	8,607	373,027 *
Fortinet Inc.	20,587	1,634,814 *
Gen Digital Inc.	15,262	414,974
Intuit Inc.	6,339	4,199,080
Microsoft Corp.	21,228	10,266,285
Open Text Corp.	7,900	257,618
Palantir Technologies Inc., Class A Shares	27,422	4,874,261 *
PTC Inc.	4,152	723,320 *
Sage Group PLC	15,894	231,526
Salesforce Inc.	16,508	4,373,134
SAP SE	2,460	601,954
ServiceNow Inc.	5,285	809,609 *
Zoom Communications Inc., Class A Shares	8,561	738,729 *
Zscaler Inc.	3,504	788,120 *
Total Software		42,040,094
Technology Hardware, Storage & Peripherals — 0.7%
Canon Inc.	30,200	892,638
HP Inc.	22,341	497,758
NetApp Inc.	5,391	577,322
Western Digital Corp.	10,966	1,889,113
Total Technology Hardware, Storage & Peripherals		3,856,831

Total Information Technology		79,115,961
Materials — 3.4%
Chemicals — 0.8%
Asahi Kasei Corp.	35,600	315,470
CF Industries Holdings Inc.	4,690	362,725
Corteva Inc.	21,465	1,438,799
Linde PLC	1,089	464,339
Nitto Denko Corp.	24,600	583,042
RPM International Inc.	3,443	358,072
Shin-Etsu Chemical Co. Ltd.	32,500	1,010,383
Total Chemicals		4,532,830
Construction Materials — 0.9%
CRH PLC	23,400	2,920,320
Heidelberg Materials AG	1,543	404,116
Holcim AG	16,277	1,597,601
Total Construction Materials		4,922,037
Containers & Packaging — 0.2%
Avery Dennison Corp.	2,465	448,334
Ball Corp.	6,953	368,301
Packaging Corp. of America	2,347	484,022
Total Containers & Packaging		1,300,657
Metals & Mining — 1.5%
Agnico Eagle Mines Ltd.	5,400	916,946
Barrick Mining Corp.	43,600	1,901,765
Kinross Gold Corp.	38,400	1,083,016
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Newmont Corp.	34,719	$3,466,692
Reliance Inc.	839	242,362
Steel Dynamics Inc.	1,710	289,759
Total Metals & Mining		7,900,540

Total Materials		18,656,064
Real Estate — 1.2%
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A Shares	9,405	1,512,230 *
CK Asset Holdings Ltd.	55,500	280,370
Sun Hung Kai Properties Ltd.	50,000	608,338
Total Real Estate Management & Development		2,400,938
Residential REITs — 0.2%
Invitation Homes Inc.	16,474	457,812
Sun Communities Inc.	3,955	490,064
Total Residential REITs		947,876
Retail REITs — 0.2%
Simon Property Group Inc.	5,073	939,063
Specialized REITs — 0.4%
Extra Space Storage Inc.	6,143	799,941
Gaming and Leisure Properties Inc.	7,182	320,964
VICI Properties Inc.	33,706	947,813
Total Specialized REITs		2,068,718

Total Real Estate		6,356,595
Utilities — 2.6%
Electric Utilities — 1.4%
Duke Energy Corp.	16,474	1,930,918
Endesa SA	9,317	335,164
Enel SpA	258,242	2,692,327
Entergy Corp.	7,746	715,963
Evergy Inc.	7,967	577,528
FirstEnergy Corp.	5,564	249,100
Iberdrola SA	14,336	310,894
NRG Energy Inc.	6,114	973,593
Total Electric Utilities		7,785,487
Gas Utilities — 0.1%
Tokyo Gas Co. Ltd.	9,900	391,907
Independent Power and Renewable Electricity Producers — 0.5%
RWE AG	19,981	1,062,103
Vistra Corp.	9,718	1,567,805
Total Independent Power and Renewable Electricity Producers		2,629,908
Multi-Utilities — 0.6%
Centrica PLC	103,723	236,544
DTE Energy Co.	6,007	774,783
NiSource Inc.	5,522	230,599
Public Service Enterprise Group Inc.	15,775	1,266,732
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — continued
WEC Energy Group Inc.			9,192	$969,388
Total Multi-Utilities				3,478,046

Total Utilities				14,285,348
Total Common Stocks (Cost — $309,198,507)				361,125,704
		Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	100	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $309,198,507)				361,125,704
	Rate		Shares
Short-Term Investments — 26.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $145,607,753)	3.620%		145,607,753	145,607,753 (e)(f)(g)
Total Investments — 92.3% (Cost — $454,806,260)				506,733,457
Other Assets in Excess of Liabilities — 7.7%				42,139,435
Total Net Assets — 100.0%				$548,872,892

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $145,607,753 and the cost was $145,607,753 (Note 3).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Brent Crude	62	3/26	$3,687,247	$3,772,700	$85,453(a)
Canadian 10-Year Bonds	178	3/26	15,899,698	15,700,879	(198,819)
Coffee ’C’	41	3/26	5,783,578	5,362,031	(421,547)(a)
Copper	13	3/26	1,642,420	1,846,650	204,230(a)
E-mini S&P 500 Index	27	3/26	9,288,963	9,304,875	15,912
Euro-BTP	22	3/26	3,111,908	3,105,200	(6,708)
Euro-Bund	128	3/26	19,315,650	19,177,556	(138,094)
FTSE 100 Index	186	3/26	24,404,736	24,870,317	465,581
FTSE/JSE Top 40 Index	289	3/26	18,806,622	19,071,209	264,587
FTSE/MIB Index	55	3/26	14,356,149	14,550,943	194,794
Gold 100 Oz	24	2/26	9,834,059	10,418,640	584,581(a)
IBEX 35 Index	80	1/26	16,014,418	16,235,134	220,716
Live Cattle	106	2/26	9,173,966	9,819,840	645,874(a)
Low Sulphur Gasoil	92	2/26	5,625,959	5,704,000	78,041(a)
NY Harbor ULSD	40	2/26	3,590,671	3,564,120	(26,551)(a)
Platinum	38	4/26	3,784,159	3,883,980	99,821(a)
S&P/TSX 60 Index	104	3/26	28,090,196	28,252,796	162,600
Silver	14	3/26	3,484,823	4,942,210	1,457,387(a)
Soybean	140	3/26	7,485,170	7,332,500	(152,670)(a)
Soybean Oil	41	3/26	1,206,999	1,194,576	(12,423)(a)
SPI 200 Index	272	3/26	39,011,871	39,342,006	330,135
					3,852,900
Contracts to Sell:
Australian 10-Year Bonds	1,583	3/26	115,362,747	115,573,922	(211,175)
CAC 40 10 Euro	145	1/26	13,882,543	13,885,881	(3,338)
Cocoa	109	3/26	5,868,216	6,610,850	(742,634)(a)
Corn	640	3/26	14,025,594	14,088,000	(62,406)(a)
Cotton No.2	814	3/26	26,133,759	26,157,890	(24,131)(a)
DAX Index	33	3/26	23,575,695	23,922,677	(346,982)
Euro Stoxx 50 Index	691	3/26	46,863,024	47,402,362	(539,338)
Euro-OAT	162	3/26	22,891,164	22,943,572	(52,408)
Gasoline Rbob	10	2/26	714,241	720,300	(6,059)(a)
Hang Seng Index	35	1/26	5,793,239	5,766,557	26,682
Japanese 10-Year Bonds	3	3/26	2,552,562	2,534,244	18,318
Lean Hog	175	2/26	5,682,129	5,957,000	(274,871)(a)
Natural Gas	28	2/26	1,070,861	1,032,080	38,781(a)
Nikkei 225 Index	43	3/26	13,987,037	13,826,278	160,759
OMXS30 Index	539	1/26	16,528,118	16,927,797	(399,679)
Soybean Meal	351	3/26	10,600,707	10,508,940	91,767(a)
Sugar No.11	231	3/26	4,153,814	3,883,387	270,427(a)
U.S. Treasury 10-Year Notes	13	3/26	1,461,744	1,461,688	56
Wheat	402	3/26	10,846,392	10,190,700	655,692(a)
					(1,400,539)
Net unrealized appreciation on open futures contracts					$2,452,361

(a)	The security is owned by FLSP Holdings Corporation., a wholly-owned subsidiary of the Fund.

See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
Abbreviation(s) used in this table:
BTP	—	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	37,229,087	USD	24,777,558	Morgan Stanley & Co. LLC	3/18/26	$50,670
BRL	235,232,672	USD	42,403,366	Morgan Stanley & Co. LLC	3/18/26	(193,012)
CZK	513,736,674	USD	24,887,593	Morgan Stanley & Co. LLC	3/18/26	101,048
GBP	43,308,098	USD	57,878,068	Morgan Stanley & Co. LLC	3/18/26	362,736
HUF	15,032,395,083	USD	45,835,671	Morgan Stanley & Co. LLC	3/18/26	(73,423)
JPY	2,310,141,386	USD	14,955,924	Morgan Stanley & Co. LLC	3/18/26	(126,177)
MXN	984,263,310	USD	53,628,397	Morgan Stanley & Co. LLC	3/18/26	726,757
PLN	175,829,434	USD	48,671,605	Morgan Stanley & Co. LLC	3/18/26	215,866
SEK	166,614,182	USD	18,085,488	Morgan Stanley & Co. LLC	3/18/26	56,285
USD	24,957,933	AUD	37,229,087	Morgan Stanley & Co. LLC	3/18/26	129,705
USD	24,957,933	AUD	37,229,087	Morgan Stanley & Co. LLC	3/18/26	129,705
USD	89,294,984	CAD	122,840,520	Morgan Stanley & Co. LLC	3/18/26	(611,512)
USD	52,379,440	CHF	41,438,737	Morgan Stanley & Co. LLC	3/18/26	(323,882)
USD	98,386,047	EUR	83,746,063	Morgan Stanley & Co. LLC	3/18/26	(302,338)
USD	2,240,771	KRW	3,285,787,830	Morgan Stanley & Co. LLC	3/18/26	(42,839)
USD	74,236,118	NZD	127,546,892	Morgan Stanley & Co. LLC	3/18/26	691,755
ZAR	794,644,220	USD	46,673,655	Morgan Stanley & Co. LLC	3/18/26	1,038,197
Net unrealized appreciation on open forward foreign currency contracts						$1,829,541

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
At December 31, 2025, the Fund had the following open swap contracts:
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. LLC	$307,413,605	1/8/26	0.00%	At Maturity	$3,138,093	—	$3,138,093

See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Consolidated Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Systematic Style Premia ETF
The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.
Security	Shares	Market Value	Weight
Boeing Co.	19,948	$4,331,110	1.42%
Capital One Financial Corp.	17,844	4,324,672	1.42%
Commonwealth Bank of Australia	40,103	4,294,073	1.41%
AstraZeneca PLC	22,760	4,221,579	1.39%
Vertex Pharmaceuticals Inc.	9,309	4,220,328	1.39%
Tesla Inc.	9,361	4,209,829	1.38%
UnitedHealth Group Inc.	12,714	4,197,019	1.38%
Danaher Corp.	18,330	4,196,104	1.38%
Blackstone Inc.	27,182	4,189,833	1.38%
Honeywell International Inc.	21,402	4,175,316	1.37%
Deere & Co.	8,823	4,107,724	1.35%
Apple Inc.	14,806	4,025,159	1.32%
Novo Nordisk A/S, Class B Shares	78,241	4,001,491	1.31%
Costco Wholesale Corp.	4,636	3,997,808	1.31%
Analog Devices Inc.	14,741	3,997,759	1.31%
CME Group Inc.	13,836	3,778,335	1.24%
Intel Corp.	102,099	3,767,453	1.24%
Starbucks Corp.	43,642	3,675,093	1.21%
Accenture PLC, Class A Shares	13,600	3,648,880	1.20%
Brookfield Corp.	79,100	3,636,609	1.19%
Intercontinental Exchange Inc.	21,978	3,559,557	1.17%
BP PLC	610,293	3,552,745	1.17%
Marsh & McLennan Cos. Inc.	18,890	3,504,473	1.15%
ConocoPhillips	35,923	3,362,752	1.10%
Synopsys Inc.	7,131	3,349,573	1.10%
DoorDash Inc., Class A Shares	14,676	3,323,820	1.09%
National Australia Bank Ltd.	116,040	3,274,002	1.07%
American Tower Corp.	17,978	3,156,397	1.04%
KKR & Co. Inc.	23,944	3,052,381	1.00%
National Grid PLC	191,759	2,944,219	0.97%
NIKE Inc., Class B Shares	45,661	2,909,062	0.96%
Marvell Technology Inc.	33,099	2,812,753	0.92%
Aon PLC	7,865	2,775,401	0.91%
Snowflake Inc., Class A Shares	12,357	2,710,632	0.89%
Canadian Pacific Kansas City Ltd.	34,800	2,565,413	0.84%
Chevron Corp.	16,740	2,551,343	0.84%
Arthur J Gallagher & Co.	9,845	2,547,788	0.84%
Investor AB, Class A Shares	70,080	2,511,654	0.82%
NextEra Energy Inc.	30,379	2,438,826	0.80%
Apollo Global Management Inc.	16,745	2,424,006	0.80%
Infineon Technologies AG	50,131	2,221,405	0.73%
PACCAR Inc.	20,161	2,207,831	0.72%
Schlumberger NV	57,347	2,200,978	0.72%
CSL Ltd.	18,941	2,180,709	0.72%
London Stock Exchange Group PLC	18,026	2,170,490	0.71%
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Systematic Style Premia ETF
Security	Shares	Market Value	Weight
Air Products and Chemicals Inc.	8,545	$2,110,786	0.69%
Glencore PLC	384,661	2,103,442	0.69%
NXP Semiconductors NV	9,679	2,100,924	0.69%
Volvo AB, Class B	61,927	1,987,699	0.65%
Realty Income Corp.	35,103	1,978,756	0.65%
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 38.8%
U.S. Government Obligations — 38.8%
Federal Farm Credit Banks Funding Corp.	2.100%	2/25/36	$4,000,000	$3,224,233
U.S. Treasury Bonds	1.125%	5/15/40	3,325,000	2,110,985
U.S. Treasury Bonds	1.125%	8/15/40	21,200,000	13,324,531
U.S. Treasury Bonds	2.000%	11/15/41	33,250,000	23,217,852
U.S. Treasury Bonds	2.750%	8/15/42	19,789,000	15,281,591
U.S. Treasury Bonds	2.750%	11/15/42	12,800,000	9,840,000
U.S. Treasury Bonds	4.750%	11/15/43	2,100,000	2,100,902
U.S. Treasury Bonds	3.000%	11/15/44	37,405,000	28,939,197
U.S. Treasury Bonds	2.250%	8/15/46	10,314,000	6,790,722
U.S. Treasury Bonds	2.750%	11/15/47	7,520,000	5,359,469
U.S. Treasury Bonds	3.000%	2/15/49	53,193,000	39,198,670
U.S. Treasury Bonds	2.250%	8/15/49	25,595,000	16,058,863
U.S. Treasury Bonds	2.000%	2/15/50	15,850,000	9,295,777
U.S. Treasury Bonds	1.250%	5/15/50	53,230,000	25,498,418
U.S. Treasury Bonds	1.375%	8/15/50	68,475,000	33,685,153
U.S. Treasury Bonds	1.875%	2/15/51	2,100,000	1,174,154
U.S. Treasury Bonds	2.000%	8/15/51	21,050,000	12,065,104
U.S. Treasury Bonds	1.875%	11/15/51	4,890,000	2,704,590
U.S. Treasury Bonds	2.250%	2/15/52	8,835,000	5,363,466
U.S. Treasury Bonds	3.625%	2/15/53	18,000,000	14,578,594
U.S. Treasury Bonds	3.625%	5/15/53	9,950,000	8,052,310
U.S. Treasury Bonds	4.125%	8/15/53	14,000,000	12,397,656
U.S. Treasury Bonds	4.250%	2/15/54	12,230,000	11,060,506
U.S. Treasury Bonds	4.750%	8/15/55	26,175,000	25,741,477
U.S. Treasury Notes	0.375%	1/31/26	18,700,000	18,651,783
U.S. Treasury Notes	0.875%	6/30/26	73,300,000	72,349,551
U.S. Treasury Notes	1.250%	12/31/26	176,185,000	172,299,548
U.S. Treasury Notes	0.500%	6/30/27	34,250,000	32,778,320
U.S. Treasury Notes	3.250%	6/30/27	123,565,000	123,157,139
U.S. Treasury Notes	2.250%	8/15/27	6,800,000	6,668,781
U.S. Treasury Notes	0.375%	9/30/27	26,545,000	25,164,349
U.S. Treasury Notes	3.500%	4/30/28	14,230,000	14,229,444
U.S. Treasury Notes	1.250%	5/31/28	30,170,000	28,609,645
U.S. Treasury Notes	4.125%	7/31/28	59,100,000	59,988,808
U.S. Treasury Notes	1.375%	12/31/28	66,890,000	62,809,972
U.S. Treasury Notes	4.000%	10/31/29	36,853,000	37,340,295
U.S. Treasury Notes	3.750%	5/31/30	27,250,000	27,320,254
U.S. Treasury Notes	3.750%	6/30/30	9,950,000	9,975,652
U.S. Treasury Notes	4.125%	8/31/30	24,050,000	24,477,451
U.S. Treasury Notes	1.375%	11/15/31	2,400,000	2,091,000
U.S. Treasury Notes	3.875%	8/15/34	11,700,000	11,522,443
U.S. Treasury Notes	4.250%	8/15/35	25,230,000	25,415,283

Total U.S. Government & Agency Obligations (Cost — $1,112,704,818)				1,081,913,938
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Corporate Bonds & Notes — 28.2%
Communication Services — 2.4%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	2.550%	12/1/33	$17,800,000	$15,197,071
Orange SA, Senior Notes	9.000%	3/1/31	3,000,000	3,611,867
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	5,000,000	4,403,388
Verizon Communications Inc., Senior Notes	4.750%	1/15/33	2,275,000	2,273,892
Total Diversified Telecommunication Services				25,486,218
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,000,000	4,501,127
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	6,600,000	6,219,541
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	5,335,000	5,324,398
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,500,000	1,042,587
Paramount Global, Senior Notes	4.200%	5/19/32	7,000,000	6,327,255
Total Media				23,414,908
Wireless Telecommunication Services — 0.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	3,900,000	3,975,480
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	6,000,000	5,655,058
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,000,000	2,950,701
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	5,000,000	5,103,803
Total Wireless Telecommunication Services				17,685,042

Total Communication Services				66,586,168
Consumer Discretionary — 1.7%
Automobiles — 0.5%
General Motors Financial Co. Inc., Senior Notes	4.200%	10/27/28	885,000	886,459
General Motors Financial Co. Inc., Senior Notes	4.300%	4/6/29	5,900,000	5,889,412
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	1,375,000	1,395,376
Hyundai Capital America, Senior Notes	5.300%	1/8/29	2,600,000	2,668,873 (a)
Hyundai Capital America, Senior Notes	5.350%	3/19/29	885,000	911,692 (a)
Hyundai Capital America, Senior Notes	4.500%	9/18/30	1,415,000	1,415,668 (a)
Total Automobiles				13,167,480
Broadline Retail — 0.2%
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	5,000,000	5,004,220
Hotels, Restaurants & Leisure — 0.3%
Marriott International Inc., Senior Notes	5.300%	5/15/34	1,400,000	1,444,387
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	6,500,000	6,619,883 (a)
Total Hotels, Restaurants & Leisure				8,064,270
Household Durables — 0.2%
NVR Inc., Senior Notes	3.000%	5/15/30	2,500,000	2,367,820
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	4,600,000	4,526,895
Total Household Durables				6,894,715
Leisure Products — 0.2%
Brunswick Corp., Senior Notes	5.850%	3/18/29	5,600,000	5,800,087
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — 0.2%
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	$6,500,000	$5,977,609
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	5.100%	3/11/30	2,000,000	2,056,213
Tapestry Inc., Senior Notes	5.500%	3/11/35	1,800,000	1,841,311
Total Textiles, Apparel & Luxury Goods				3,897,524

Total Consumer Discretionary				48,805,905
Consumer Staples — 2.4%
Consumer Staples Distribution & Retail — 0.2%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	5,482,000	5,178,647 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	712,000	624,193 (a)
Total Consumer Staples Distribution & Retail				5,802,840
Food Products — 1.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	5.750%	4/1/33	3,700,000	3,867,751
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Senior Notes	5.500%	1/15/36	4,850,000	4,931,396 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	2,690,000	2,469,921
Mars Inc., Senior Notes	3.200%	4/1/30	3,200,000	3,079,123 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	9,440,000	9,706,158 (a)
McCormick & Co. Inc., Senior Notes	2.500%	4/15/30	4,200,000	3,910,389
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	5,000,000	4,928,978
Total Food Products				32,893,716
Personal Care Products — 0.4%
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	6,500,000	6,192,658
Kenvue Inc., Senior Notes	4.850%	5/22/32	4,800,000	4,916,405
Total Personal Care Products				11,109,063
Tobacco — 0.6%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	5,360,000	5,331,770
BAT Capital Corp., Senior Notes	4.390%	8/15/37	1,851,000	1,706,225
Imperial Brands Finance PLC, Senior Notes	3.500%	7/26/26	1,000,000	995,847 (a)
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	3,600,000	3,766,710
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	5,000,000	5,169,816
Total Tobacco				16,970,368

Total Consumer Staples				66,775,987
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA, Senior Notes	3.100%	7/15/31	4,700,000	4,319,452 (a)
Boardwalk Pipelines LP, Senior Notes	4.800%	5/3/29	3,950,000	4,003,709
Canadian Natural Resources Ltd., Senior Notes	2.950%	7/15/30	6,300,000	5,946,992
Cheniere Energy Inc., Senior Notes	5.650%	4/15/34	2,700,000	2,802,184
DT Midstream Inc., Senior Notes	4.375%	6/15/31	1,600,000	1,566,939 (a)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	3,600,000	3,738,061 (a)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	6,825,000	7,211,125
Energy Transfer LP, Senior Notes	6.400%	12/1/30	5,800,000	6,267,582
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,300,000	2,367,025
Hess Corp., Senior Notes	7.125%	3/15/33	4,600,000	5,328,451
MPLX LP, Senior Notes	5.400%	4/1/35	9,000,000	9,069,922
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Corp., Senior Notes	6.500%	3/30/34	$5,000,000	$5,458,807
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	1,660,000	1,671,937 (a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	3,800,000	4,354,763 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,864,000	1,903,424

Total Energy				66,010,373
Financials — 8.1%
Banks — 4.1%
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	2,800,000	2,505,052 (b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	6,200,000	5,545,861 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	3,000,000	2,796,450 (b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,000,000	2,753,725 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	8,200,000	8,158,123 (b)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	1,000,000	1,042,058 (b)
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	1,148,000	1,081,410 (b)
BPCE SA, Senior Notes (2.045% to 10/19/26 then SOFR + 1.087%)	2.045%	10/19/27	3,700,000	3,640,451 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,400,000	4,466,910 (a)(b)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	1,800,000	1,649,363 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,500,000	1,510,171
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,300,000	2,301,224
Danske Bank A/S, Senior Notes (5.705% to 3/1/29 then 1 year Treasury Constant Maturity Rate + 1.400%)	5.705%	3/1/30	4,000,000	4,157,346 (a)(b)
Fifth Third Bancorp, Senior Notes (4.772% to 7/28/29 then SOFR + 2.127%)	4.772%	7/28/30	3,000,000	3,036,667 (b)
Fifth Third Bancorp, Senior Notes (5.631% to 1/29/31 then SOFR + 1.840%)	5.631%	1/29/32	5,000,000	5,249,368 (b)
HSBC Holdings PLC, Senior Notes (2.013% to 9/22/27 then SOFR + 1.732%)	2.013%	9/22/28	4,100,000	3,958,589 (b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	1,300,000	1,182,876 (b)
Huntington Bancshares Inc., Senior Notes	2.550%	2/4/30	4,600,000	4,295,034
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	10,300,000	9,188,877 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,000,000	1,863,574 (b)
JPMorgan Chase & Co., Senior Notes (5.336% to 1/23/34 then SOFR + 1.620%)	5.336%	1/23/35	1,300,000	1,347,798 (b)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	1,550,000	1,633,052 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	5,000,000	4,718,341 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,700,000	1,759,213 (b)
Lloyds Banking Group PLC, Senior Notes (5.871% to 3/6/28 then 1 year Treasury Constant Maturity Rate + 1.700%)	5.871%	3/6/29	3,000,000	3,111,346 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	$2,700,000	$2,808,399 (b)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	1,940,000	1,996,108 (b)
PNC Financial Services Group Inc., Senior Notes (5.676% to 1/22/34 then SOFR + 1.902%)	5.676%	1/22/35	1,050,000	1,107,447 (b)
Societe Generale SA, Senior Notes (1.792% to 6/9/26 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.792%	6/9/27	4,300,000	4,254,699 (a)(b)
Truist Financial Corp., Senior Notes (1.887% to 6/7/28 then SOFR + 0.862%)	1.887%	6/7/29	3,000,000	2,850,787 (b)
Truist Financial Corp., Senior Notes (5.153% to 8/5/31 then SOFR + 1.571%)	5.153%	8/5/32	5,000,000	5,168,356 (b)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	10,300,000	9,801,713 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,000,000	1,867,261 (b)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	2,250,000	2,317,606 (b)
Total Banks				115,125,255
Capital Markets — 1.8%
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	6,300,000	5,644,567 (b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	2,500,000	2,487,441 (b)
Jefferies Financial Group Inc., Senior Notes	2.625%	10/15/31	6,000,000	5,326,523
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	6,000,000	5,275,749 (b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	10,000,000	8,888,402 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	2,200,000	2,064,365 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	4,300,000	4,179,406 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	1,000,000	1,039,843 (b)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	434,000	456,838 (b)
MSCI Inc., Senior Notes	4.000%	11/15/29	6,000,000	5,869,299 (a)
MSCI Inc., Senior Notes	3.250%	8/15/33	4,300,000	3,858,074 (a)
UBS Group AG, Senior Notes (6.246% to 9/22/28 then 1 year Treasury Constant Maturity Rate + 1.800%)	6.246%	9/22/29	3,400,000	3,579,918 (a)(b)
Total Capital Markets				48,670,425
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (5.463% to 7/26/29 then SOFR + 1.560%)	5.463%	7/26/30	9,000,000	9,328,398 (b)
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,000,000	1,847,208
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,161,500
Corebridge Financial Inc., Senior Notes	3.900%	4/5/32	1,500,000	1,424,431
Corebridge Financial Inc., Senior Notes	6.050%	9/15/33	2,400,000	2,548,117
SMBC Aviation Capital Finance DAC, Senior Notes	5.100%	4/1/30	6,000,000	6,147,600 (a)
Total Financial Services				15,128,856
Insurance — 1.4%
Arthur J Gallagher & Co., Senior Notes	5.450%	7/15/34	5,000,000	5,195,384
Athene Global Funding, Secured Notes	2.673%	6/7/31	6,000,000	5,352,446 (a)
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	4,950,000	4,969,042 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	$7,000,000	$6,282,385
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	715,000	732,801
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	1,280,000	1,313,289
Corebridge Global Funding, Secured Notes	5.900%	9/19/28	2,000,000	2,091,232 (a)
Five Corners Funding Trust II, Senior Notes	2.850%	5/15/30	7,000,000	6,596,826 (a)
Metropolitan Life Global Funding I, Secured Notes	4.300%	8/25/29	1,400,000	1,407,656 (a)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	2,250,000	2,223,984
Sammons Financial Group Inc., Senior Notes	6.875%	4/15/34	1,250,000	1,371,807 (a)
Total Insurance				37,536,852

Total Financials				225,789,786
Health Care — 3.1%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.500%	5/14/35	5,000,000	4,910,003
Amgen Inc., Senior Notes	5.250%	3/2/33	3,400,000	3,520,565
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	8,000,000	7,141,727
Total Biotechnology				15,572,295
Health Care Equipment & Supplies — 0.2%
Baxter International Inc., Senior Notes	2.539%	2/1/32	6,400,000	5,578,579
Health Care Providers & Services — 1.3%
CVS Health Corp., Senior Notes	1.875%	2/28/31	6,000,000	5,266,692
CVS Health Corp., Senior Notes	2.125%	9/15/31	3,000,000	2,636,351
CVS Health Corp., Senior Notes	5.000%	9/15/32	1,478,000	1,509,120
CVS Health Corp., Senior Notes	5.300%	6/1/33	2,000,000	2,062,956
CVS Health Corp., Senior Notes	4.875%	7/20/35	1,400,000	1,378,181
Elevance Health Inc., Senior Notes	2.550%	3/15/31	5,000,000	4,567,337
HCA Inc., Senior Notes	2.375%	7/15/31	4,000,000	3,590,872
HCA Inc., Senior Notes	3.625%	3/15/32	6,500,000	6,147,200
HCA Inc., Senior Notes	4.600%	11/15/32	1,505,000	1,491,805
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	365,000	386,167
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	3,000,000	2,737,424
UnitedHealth Group Inc., Senior Notes	4.500%	4/15/33	2,000,000	1,989,154
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	1,900,000	1,946,727
Total Health Care Providers & Services				35,709,986
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Senior Notes	3.300%	3/15/27	500,000	495,690
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	5,200,000	5,484,535
Total Life Sciences Tools & Services				5,980,225
Pharmaceuticals — 0.8%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	5,500,000	5,507,041 (a)
Merck & Co. Inc., Senior Notes	4.450%	12/4/32	805,000	806,360
Merck & Co. Inc., Senior Notes	4.750%	12/4/35	1,295,000	1,290,665
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	5,770,000	5,765,696
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,700,000	1,718,542
Royalty Pharma PLC, Senior Notes	2.200%	9/2/30	5,000,000	4,534,323
Royalty Pharma PLC, Senior Notes	2.150%	9/2/31	2,600,000	2,288,518
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Royalty Pharma PLC, Senior Notes	5.200%	9/25/35	$1,250,000	$1,257,366
Total Pharmaceuticals				23,168,511

Total Health Care				86,009,596
Industrials — 1.9%
Aerospace & Defense — 1.1%
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	2,735,000	2,750,699 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	5,300,000	5,252,974 (a)
Boeing Co., Senior Notes	3.600%	5/1/34	2,000,000	1,820,788
Boeing Co., Senior Notes	6.528%	5/1/34	5,000,000	5,533,550
Boeing Co., Senior Notes	3.500%	3/1/39	5,000,000	4,095,792
Boeing Co., Senior Notes	6.875%	3/15/39	2,800,000	3,159,678
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	4,350,000	4,472,857
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	2,500,000	2,511,996
Total Aerospace & Defense				29,598,334
Building Products — 0.3%
Carlisle Cos. Inc., Senior Notes	5.250%	9/15/35	705,000	719,914
Owens Corning, Senior Notes	5.700%	6/15/34	7,000,000	7,364,896
Total Building Products				8,084,810
Ground Transportation — 0.0%††
Burlington Northern Santa Fe LLC, Senior Notes	5.550%	3/15/56	1,475,000	1,455,062
Machinery — 0.3%
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	4,000,000	3,573,075
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	3,000,000	3,179,917
Westinghouse Air Brake Technologies Corp., Senior Notes	4.700%	9/15/28	2,000,000	2,025,705
Total Machinery				8,778,697
Passenger Airlines — 0.2%
American Airlines Group Inc. Pass-Through Trust	3.250%	10/15/28	3,381,645	3,247,859
United Airlines Inc. Pass-Through Trust	5.875%	10/15/27	34,006	34,893
United Airlines Inc. Pass-Through Trust	2.900%	5/1/28	725,283	695,452
United Airlines Pass-Through Trust	4.875%	1/15/26	549,900	549,920
Total Passenger Airlines				4,528,124

Total Industrials				52,445,027
Information Technology — 1.5%
Communications Equipment — 0.3%
Motorola Solutions Inc., Senior Notes	5.400%	4/15/34	7,000,000	7,230,944
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	3,095,000	3,063,407
Flex Ltd., Senior Notes	4.875%	5/12/30	3,000,000	3,047,988
Total Electronic Equipment, Instruments & Components				6,111,395
Semiconductors & Semiconductor Equipment — 0.6%
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	2,000,000	2,065,731 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,530,000	1,602,269 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	3,600,000	3,821,299 (a)
Intel Corp., Senior Notes	4.150%	8/5/32	4,600,000	4,436,795
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	6,000,000	6,080,704
Total Semiconductors & Semiconductor Equipment				18,006,798
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.4%
Oracle Corp., Senior Notes	2.875%	3/25/31	$5,000,000	$4,494,784
Oracle Corp., Senior Notes	4.800%	9/26/32	950,000	917,411
Synopsys Inc., Senior Notes	5.000%	4/1/32	4,265,000	4,361,566
Total Software				9,773,761
Technology Hardware, Storage & Peripherals — 0.0%††
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	1,100,000	1,111,476

Total Information Technology				42,234,374
Materials — 0.3%
Chemicals — 0.1%
Syensqo Finance America LLC, Senior Notes	5.850%	6/4/34	1,400,000	1,461,364 (a)
Containers & Packaging — 0.2%
Amcor Flexibles North America Inc., Senior Notes	2.630%	6/19/30	3,500,000	3,249,835
AptarGroup Inc., Senior Notes	4.750%	3/30/31	1,685,000	1,699,994
Total Containers & Packaging				4,949,829
Software — 0.0%††
Sabine Pass Liquefaction LLC, Senior Secured Notes	4.200%	3/15/28	1,000,000	1,001,792

Total Materials				7,412,985
Real Estate — 0.6%
Diversified REITs — 0.3%
VICI Properties LP, Senior Notes	4.950%	2/15/30	5,000,000	5,061,339
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,000,000	1,963,829 (a)
Total Diversified REITs				7,025,168
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	4.700%	12/15/32	1,010,000	1,010,522
American Tower Corp., Senior Notes	5.350%	3/15/35	7,750,000	7,948,959
Total Specialized REITs				8,959,481

Total Real Estate				15,984,649
Technology — 0.1%
IT Services — 0.1%
Fiserv Inc., Senior Notes	2.650%	6/1/30	4,700,000	4,335,803

Utilities — 3.7%
Electric Utilities — 3.5%
American Electric Power Co. Inc., Junior Subordinated Notes (5.800% to 3/15/31 then 5 year Treasury Constant Maturity Rate + 2.128%)	5.800%	3/15/56	2,735,000	2,716,417 (b)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	910,000	894,544 (b)
Constellation Energy Generation LLC, Senior Notes	5.800%	3/1/33	9,300,000	9,930,982
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,050,000	1,138,861
DTE Electric Co., Senior Secured Bonds	5.250%	5/15/35	800,000	822,685
Duke Energy Corp., Senior Notes	2.450%	6/1/30	3,900,000	3,620,499
Duke Energy Corp., Senior Notes	3.750%	9/1/46	5,000,000	3,806,028
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	500,000	518,920
Electricite de France SA, Senior Notes	5.700%	5/23/28	600,000	620,149 (a)
Enel Finance International NV, Senior Notes	3.500%	4/6/28	2,700,000	2,664,932 (a)
Enel Finance International NV, Senior Notes	2.500%	7/12/31	3,500,000	3,150,388 (a)
Exelon Corp., Senior Notes	4.050%	4/15/30	4,500,000	4,460,011
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	$4,010,000	$4,178,930
NextEra Energy Capital Holdings Inc., Senior Notes	5.050%	2/28/33	5,000,000	5,119,795
NextEra Energy Capital Holdings Inc., Senior Notes	5.450%	3/15/35	6,000,000	6,214,298
Pacific Gas and Electric Co., Senior Secured Notes	3.250%	6/1/31	5,000,000	4,660,433
Southern Co., Senior Notes	3.700%	4/30/30	6,000,000	5,864,223
Southern Power Co., Senior Notes	4.900%	10/1/35	2,790,000	2,761,638
Virginia Electric and Power Co., Senior Notes	5.000%	4/1/33	9,000,000	9,221,403
Virginia Electric and Power Co., Senior Notes	4.900%	9/15/35	6,640,000	6,611,274
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	1,600,000	1,229,414
Vistra Operations Co. LLC, Senior Secured Notes	4.300%	7/15/29	7,000,000	6,954,349 (a)
Xcel Energy Inc., Senior Notes	4.600%	6/1/32	7,500,000	7,463,017
Xcel Energy Inc., Senior Notes	5.450%	8/15/33	3,300,000	3,413,678
Total Electric Utilities				98,036,868
Multi-Utilities — 0.2%
Public Service Enterprise Group Inc., Senior Notes	2.450%	11/15/31	5,000,000	4,479,374

Total Utilities				102,516,242
Total Corporate Bonds & Notes (Cost — $780,219,446)				784,906,895
Mortgage-Backed Securities — 25.5%
FHLMC — 7.3%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	7/1/36	12,218,925	11,101,425
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/1/37- 8/1/52	78,094,139	64,908,370
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/37- 9/1/52	26,304,504	23,730,935
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/37- 7/1/52	25,103,773	21,626,295
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/39- 1/1/54	17,677,717	17,040,677
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/40- 2/1/53	5,596,584	5,505,879
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/1/47- 12/1/52	11,777,513	11,041,440
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	3/1/54- 10/1/55	18,876,750	19,157,210
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/55- 9/1/55	24,851,989	25,529,822
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/48	3,921,760	3,797,753
Total FHLMC				203,439,806
FNMA — 12.2%
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 3/1/52	69,491,500	57,425,661
Federal National Mortgage Association (FNMA)	2.500%	7/1/37- 5/1/52	70,112,321	60,269,753
Federal National Mortgage Association (FNMA)	3.000%	9/1/37- 3/1/53	28,101,613	25,393,156
Federal National Mortgage Association (FNMA)	3.500%	12/1/39- 12/1/52	20,871,219	19,500,761
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	7/1/47- 9/1/55	$17,237,444	$17,042,963
Federal National Mortgage Association (FNMA)	4.000%	2/1/49- 10/1/52	8,485,294	8,095,897
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 10/1/55	37,555,614	37,540,814
Federal National Mortgage Association (FNMA)	5.500%	5/1/53- 8/1/55	36,852,616	37,473,009
Federal National Mortgage Association (FNMA)	6.000%	8/1/53- 8/1/55	55,950,242	57,805,631
Federal National Mortgage Association (FNMA)	6.500%	8/1/55	19,418,260	20,299,205
Total FNMA				340,846,850
GNMA — 6.0%
Government National Mortgage Association (GNMA) II	3.000%	4/20/45- 6/20/52	27,026,780	24,490,278
Government National Mortgage Association (GNMA) II	2.500%	9/20/46- 6/20/52	33,194,918	28,686,707
Government National Mortgage Association (GNMA) II	3.500%	10/20/47- 6/20/55	15,897,100	14,646,834
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 5/20/52	25,209,658	20,908,055
Government National Mortgage Association (GNMA) II	4.000%	6/20/52- 11/20/52	11,246,969	10,715,600
Government National Mortgage Association (GNMA) II	4.500%	5/20/53- 1/20/55	13,430,232	13,148,729
Government National Mortgage Association (GNMA) II	5.500%	5/20/53- 10/20/55	19,229,415	19,480,370
Government National Mortgage Association (GNMA) II	5.000%	9/20/53- 6/20/55	18,236,054	18,250,107
Government National Mortgage Association (GNMA) II	6.000%	5/20/55- 9/20/55	12,633,386	12,895,831
Government National Mortgage Association (GNMA) II	6.500%	5/20/55	2,381,679	2,464,865
Total GNMA				165,687,376

Total Mortgage-Backed Securities (Cost — $719,117,666)				709,974,032
Collateralized Mortgage Obligations(c) — 3.6%
BANK, 2019-BN18 A2	3.474%	5/15/62	2,060,000	2,016,434
BANK, 2022-BNK40 A4	3.390%	3/15/64	2,800,000	2,623,163 (b)
BANK5, 2025-5YR15 XA, IO	1.221%	7/15/58	19,941,999	973,112 (b)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	2,219,000	2,290,484 (b)
Barclays Commercial Mortgage Trust, 2019-C3 A2	3.438%	5/15/52	963,958	952,299
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	4,118,000	4,206,936 (b)
Benchmark Mortgage Trust, 2022-B32 A5	3.002%	1/15/55	5,560,000	4,986,411 (b)
Benchmark Mortgage Trust, 2025-V17 AM	5.425%	9/15/58	1,809,000	1,851,160 (b)
Benchmark Mortgage Trust, 2019-B13 A2	2.889%	8/15/57	3,771,599	3,648,793
Benchmark Mortgage Trust, 2019-B14 A2	2.915%	12/15/62	1,735,348	1,683,915
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	4,749,240	4,502,134
Benchmark Mortgage Trust, 2025-V18 XA, IO	1.258%	10/15/58	24,563,216	1,297,007 (a)(b)
Benchmark Mortgage Trust, 2025-V19 XA, IO	1.105%	1/15/58	85,000,000	4,106,358 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
BMO Mortgage Trust, 2025-5C11 XA, IO	1.110%	7/15/58	$58,203,865	$2,632,689 (b)
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	3,280,000	3,410,785 (b)
BMO Mortgage Trust, 2025-5C11 AS	5.938%	7/15/58	3,850,000	4,009,847
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	4.763%	2/15/39	473,193	472,723 (a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.554%	10/15/36	3,090,000	3,081,671 (a)(b)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	5.241%	4/15/37	2,435,989	2,440,134 (a)(b)
BX Trust, 2025-VOLT A (1 mo. Term SOFR + 1.700%)	5.450%	12/15/44	1,706,000	1,706,001 (a)(b)
Cantor Commercial Real Estate Lending, 2019-CF3 A2	2.942%	1/15/53	1,694,281	1,631,088
CD Mortgage Trust, 2016-CD1 A4	2.724%	8/10/49	3,748,000	3,691,889
CFCRE Commercial Mortgage Trust, 2016-C7 A3	3.839%	12/10/54	1,870,000	1,858,293
Citigroup Commercial Mortgage Trust, 2016-P4 A2	2.450%	7/10/49	1,195,500	1,192,904
CGMS Commercial Mortgage Trust, 2017-B1 AS	3.711%	8/15/50	2,092,000	2,052,478 (b)
Citigroup Commercial Mortgage Trust, 2018-C5 AS	4.408%	6/10/51	2,125,000	2,113,429 (b)
Citigroup Commercial Mortgage Trust, 2020-GC46 A2	2.708%	2/15/53	1,693,994	1,629,512
CSAIL Commercial Mortgage Trust, 2017-CX10 A3	3.398%	11/15/50	1,651,349	1,648,658
CSTL Commercial Mortgage Trust, 2025-GATE2 A	4.560%	11/10/42	3,671,000	3,663,298 (a)(b)
GS Mortgage Securities Trust, 2016-GS2 A4	3.050%	5/10/49	850,000	847,352
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	4,059,485	3,962,505
JPMBB Commercial Mortgage Securities Trust, 2016-C1 A5	3.576%	3/17/49	835,293	833,770
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C27 AS	4.068%	12/15/47	151,478	150,379
Morgan Stanley Bank of America Merrill Lynch Trust, 2025-5C2 AS	5.384%	11/15/58	1,763,000	1,807,323
Morgan Stanley Capital I Trust, 2016-BNK2, A4	3.049%	11/15/49	3,139,000	3,081,017
SCG Commercial Mortgage Trust, 2025-FLWR A (1 mo. Term SOFR + 1.250%)	5.000%	8/15/42	3,000,000	3,005,677 (a)(b)
SHRN Trust, 2025-MF18 A (1 mo. Term SOFR + 1.200%)	4.950%	10/15/40	4,132,000	4,139,752 (a)(b)
Wells Fargo Commercial Mortgage Trust, 2016-C32 B	4.684%	1/15/59	1,801,000	1,769,837 (b)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	5,403,790	5,297,977
Wells Fargo Commercial Mortgage Trust, 2025-5C5 XA, IO	1.309%	7/15/58	65,188,225	3,418,132 (b)

Total Collateralized Mortgage Obligations (Cost — $100,897,313)				100,687,326
Asset-Backed Securities — 0.7%
Compass Datacenters Issuer LLC, 2024-1A A1	5.250%	2/25/49	4,724,000	4,751,911 (a)
Compass Datacenters Issuer LLC, 2025-2A A1	4.926%	11/25/50	5,921,000	5,917,955 (a)
New Economy Assets - Phase 1 Sponsor LLC, 2021-1 A1	1.910%	10/20/61	6,660,000	5,579,495 (a)
PK Alift Loan Funding LP, 2024-1 A1	5.842%	9/15/39	1,871,168	1,914,594 (a)

Total Asset-Backed Securities (Cost — $19,109,206)				18,163,955
Municipal Bonds — 0.6%
California — 0.6%
Golden State Tobacco Securitization Corp., CA, Subordinated Bond, Series 2021, Refunding	3.850%	6/1/50	4,265,000	3,900,180
San Bernardino, CA, Community College District, GO:
Refunding	2.686%	8/1/41	6,140,000	4,669,303
Refunding	2.856%	8/1/49	3,575,000	2,377,540
Whittier, CA, City School District, GO, Refunding	3.306%	8/1/43	7,500,000	6,057,610
Total California				17,004,633
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 0.0%††
Greenville, OH, City School District, Refunding, SD Credit Program	3.541%	1/1/51	$1,295,000	$1,000,162

Total Municipal Bonds (Cost — $22,763,803)				18,004,795
Total Investments before Short-Term Investments (Cost — $2,754,812,252)				2,713,650,941
			Shares
Short-Term Investments — 1.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $49,162,975)	3.620%		49,162,975	49,162,975 (d)(e)(f)
Total Investments — 99.2% (Cost — $2,803,975,227)				2,762,813,916
Other Assets in Excess of Liabilities — 0.8%				21,959,435
Total Net Assets — 100.0%				$2,784,773,351

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $49,162,975 and the cost was $49,162,975 (Note 3).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GO	—	General Obligation
IO	—	Interest Only
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	390	3/26	$81,454,407	$81,427,734	$(26,673)
U.S. Treasury 5-Year Notes	535	3/26	58,677,267	58,478,008	(199,259)
U.S. Treasury 10-Year Notes	222	3/26	25,043,028	24,961,125	(81,903)
U.S. Treasury Long-Term Bonds	161	3/26	18,863,654	18,610,594	(253,060)
U.S. Treasury Ultra 10-Year Notes	570	3/26	66,108,123	65,558,906	(549,217)
U.S. Treasury Ultra Long-Term Bonds	82	3/26	9,896,504	9,676,000	(220,504)
Net unrealized depreciation on open futures contracts					$(1,330,616)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 94.0%
U.S. Government Obligations — 94.0%
U.S. Treasury Bonds	5.000%	5/15/37	$2,200,000	$2,355,633
U.S. Treasury Bonds	4.375%	2/15/38	6,500,000	6,560,937
U.S. Treasury Bonds	4.250%	5/15/39	2,500,000	2,450,098
U.S. Treasury Bonds	4.375%	5/15/40	4,750,000	4,671,328
U.S. Treasury Bonds	1.750%	8/15/41	3,000,000	2,025,293
U.S. Treasury Bonds	3.125%	2/15/42	75,610,000	62,239,435
U.S. Treasury Bonds	3.875%	5/15/43	14,850,000	13,326,135
U.S. Treasury Bonds	4.750%	2/15/45	7,500,000	7,464,258
U.S. Treasury Bonds	3.125%	5/15/48	65,800,000	49,995,149
U.S. Treasury Bonds	2.250%	2/15/52	1,000,000	607,070
U.S. Treasury Bonds	4.000%	11/15/52	37,000,000	32,102,559
U.S. Treasury Bonds	4.125%	8/15/53	20,630,000	18,268,832
U.S. Treasury Bonds	4.625%	2/15/55	15,500,000	14,934,492
U.S. Treasury Bonds	4.750%	8/15/55	15,000,000	14,751,562
U.S. Treasury Notes	4.375%	12/15/26	14,600,000	14,715,887
U.S. Treasury Notes	3.750%	4/30/27	5,200,000	5,217,062
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	3.761%	7/31/27	12,000,000	12,007,835 (a)
U.S. Treasury Notes	4.125%	10/31/27	185,900,000	187,980,483
U.S. Treasury Notes	1.125%	2/29/28	28,303,000	26,923,229
U.S. Treasury Notes	1.250%	4/30/28	111,000,000	105,467,344
U.S. Treasury Notes	1.250%	9/30/28	8,000,000	7,526,562
U.S. Treasury Notes	3.875%	9/30/29	16,000,000	16,140,312
U.S. Treasury Notes	3.500%	1/31/30	26,400,000	26,252,531
U.S. Treasury Notes	4.000%	3/31/30	18,000,000	18,232,383
U.S. Treasury Notes	3.875%	4/30/30	8,200,000	8,265,344
U.S. Treasury Notes	4.125%	8/31/30	8,100,000	8,243,965
U.S. Treasury Notes	3.750%	12/31/30	65,000,000	65,045,703
U.S. Treasury Notes	4.000%	1/31/31	7,500,000	7,588,037
U.S. Treasury Notes	4.250%	6/30/31	16,000,000	16,365,625
U.S. Treasury Notes	1.250%	8/15/31	13,000,000	11,328,535
U.S. Treasury Notes	3.750%	8/31/31	15,000,000	14,953,125
U.S. Treasury Notes	1.375%	11/15/31	31,630,000	27,557,637
U.S. Treasury Notes	1.875%	2/15/32	19,784,000	17,648,333
U.S. Treasury Notes	4.125%	11/15/32	31,666,000	32,032,138
U.S. Treasury Notes	3.875%	8/15/33	12,000,000	11,902,969
U.S. Treasury Notes	4.375%	5/15/34	21,900,000	22,384,623
U.S. Treasury Notes	4.625%	2/15/35	10,000,000	10,382,227
U.S. Treasury Notes	4.250%	5/15/35	25,900,000	26,120,555
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/29	32,100,000	28,663,620
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/31	70,200,000	57,615,958

Total U.S. Government & Agency Obligations (Cost — $1,013,498,365)				1,018,314,803
U.S. Treasury Inflation Protected Securities — 3.6%
U.S. Treasury Notes, Inflation Indexed	2.375%	10/15/28	4,500,000	4,927,135
U.S. Treasury Notes, Inflation Indexed	2.125%	4/15/29	5,000,000	5,375,708
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	15,000,000	15,423,960
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	$10,000,000	$10,536,483
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	2,550,000	2,579,661

Total U.S. Treasury Inflation Protected Securities (Cost — $38,914,325)				38,842,947
Total Investments before Short-Term Investments (Cost — $1,052,412,690)				1,057,157,750
			Shares
Short-Term Investments — 1.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $19,301,749)	3.620%		19,301,749	19,301,749 (b)(c)(d)
Total Investments — 99.4% (Cost — $1,071,714,439)				1,076,459,499
Other Assets in Excess of Liabilities — 0.6%				6,838,645
Total Net Assets — 100.0%				$1,083,298,144

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $19,301,749 and the cost was $19,301,749 (Note 3).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 80.6%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.4%
AT&T Inc., Senior Notes	3.800%	2/15/27	$155,000	$154,766
AT&T Inc., Senior Notes	4.250%	3/1/27	524,000	525,273
Total Diversified Telecommunication Services				680,039
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	150,000	157,768
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	68,000	67,907

Total Communication Services				905,714
Consumer Discretionary — 8.1%
Automobiles — 6.0%
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	4.632%	10/22/27	925,000	926,443 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.730%)	4.544%	8/13/27	370,000	370,855 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	4.571%	3/3/28	490,000	490,886 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	595,000	600,182 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.734%	8/13/27	500,000	502,874 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.645%	3/21/28	603,000	606,041 (a)(b)
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	800,000	802,853
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.350%)	5.175%	5/8/27	100,000	100,577 (a)
Hyundai Capital America, Senior Notes	5.300%	3/19/27	740,000	750,838 (b)
Hyundai Capital America, Senior Notes	4.850%	3/25/27	150,000	151,408 (b)
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	4.757%	9/24/27	200,000	200,793 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.765%	3/19/27	300,000	301,097 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.767%	6/24/27	687,000	689,930 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	550,000	554,584 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	3/31/28	225,000	228,685 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	4.507%	4/1/27	225,000	225,815 (a)(b)
Toyota Motor Credit Corp., Senior Notes (4.150% to 5/18/26 then SOFR + 0.500%)	4.150%	11/18/27	480,000	479,801 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.425%	4/10/26	280,000	280,220 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.463%	9/5/28	606,000	612,015 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	4.596%	8/7/26	440,000	441,482 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	490,000	492,094 (b)
Volkswagen Group of America Finance LLC, Senior Notes	4.450%	9/11/27	372,000	373,316 (b)
Volkswagen Group of America Finance LLC, Senior Notes (SOFR + 0.830%)	4.555%	3/20/26	600,000	600,585 (a)(b)
Total Automobiles				10,783,374
Hotels, Restaurants & Leisure — 1.2%
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	582,000	591,224
Marriott International Inc., Senior Notes	3.125%	6/15/26	225,000	224,192
Marriott International Inc., Senior Notes	5.450%	9/15/26	30,000	30,278
Marriott International Inc., Senior Notes	4.200%	7/15/27	340,000	341,439
Marriott International Inc., Senior Notes	4.000%	4/15/28	185,000	185,444
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	347,000	347,039 (b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	194,000	194,314 (b)
Starbucks Corp., Senior Notes	4.750%	2/15/26	300,000	300,186
Total Hotels, Restaurants & Leisure				2,214,116
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — 0.4%
Lennar Corp., Senior Notes	5.250%	6/1/26	$750,000	$750,606
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.750%	9/15/28	120,000	120,162
Lowe’s Cos. Inc., Senior Notes	3.950%	10/15/27	338,000	338,422
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	425,000	425,974
Total Specialty Retail				884,558

Total Consumer Discretionary				14,632,654
Consumer Staples — 2.5%
Consumer Staples Distribution & Retail — 0.6%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	410,000	410,722 (b)
Kroger Co., Senior Notes	2.650%	10/15/26	142,000	140,618
Target Corp., Senior Notes	4.350%	6/15/28	257,000	260,064
Walmart Inc., Senior Notes (SOFR + 0.430%)	4.317%	4/28/27	300,000	301,205 (a)
Total Consumer Staples Distribution & Retail				1,112,609
Food Products — 0.6%
Mars Inc., Senior Notes	4.450%	3/1/27	425,000	428,173 (b)
Mondelez International Inc., Senior Notes	4.250%	5/6/28	646,000	649,835
Total Food Products				1,078,008
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.350%	3/22/26	200,000	200,397
Tobacco — 1.2%
BAT Capital Corp., Senior Notes	3.215%	9/6/26	300,000	298,572
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	226,000	224,772
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.431%	2/11/28	330,000	330,776 (a)(b)
Philip Morris International Inc., Senior Notes	4.375%	11/1/27	200,000	201,883
Philip Morris International Inc., Senior Notes (SOFR + 0.660%)	4.539%	10/27/28	300,000	300,424 (a)
Philip Morris International Inc., Senior Notes (SOFR + 0.830%)	4.703%	4/28/28	750,000	754,439 (a)
Total Tobacco				2,110,866

Total Consumer Staples				4,501,880
Energy — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.248%	2/26/28	185,000	185,759 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.384%	8/13/28	305,000	307,641 (a)
Energy Transfer LP, Senior Notes	4.750%	1/15/26	250,000	250,047
Energy Transfer LP, Senior Notes	3.900%	7/15/26	210,000	209,867
Enterprise Products Operating LLC, Senior Notes	4.300%	6/20/28	155,000	156,353
ONEOK Inc., Senior Notes	5.550%	11/1/26	440,000	444,900
Phillips 66 Co., Senior Notes	3.550%	10/1/26	150,000	149,638

Total Energy				1,704,205
Financials — 55.6%
Banks — 38.3%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	400,000	407,312 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	700,000	710,909 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	4.744%	7/7/28	310,000	311,006 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
ABN AMRO Bank NV, Senior Notes (SOFR + 1.000%)	4.751%	12/3/28	$375,000	$376,412 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.590%)	4.330%	12/8/28	200,000	200,476 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.345%	6/18/28	370,000	371,535 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	4.379%	9/30/27	1,000,000	1,005,271 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	4.626%	7/16/27	445,000	447,313 (a)(b)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	4.400%	5/19/26	200,000	200,230 (b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	400,000	414,398 (a)
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	250,000	254,317 (a)
Banco Santander SA, Senior Notes (6.527% to 11/7/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.527%	11/7/27	600,000	612,614 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	5.097%	7/15/28	400,000	402,570 (a)
Bank of America Corp., Senior Notes (5.080% to 1/20/26 then SOFR + 1.290%)	5.080%	1/20/27	750,000	750,374 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	4.717%	1/24/29	882,000	883,529 (a)
Bank of America Corp., Senior Notes (SOFR + 1.050%)	4.898%	2/4/28	200,000	201,212 (a)
Bank of America Corp., Senior Notes (SOFR + 1.110%)	4.925%	5/9/29	450,000	453,143 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	120,300
Bank of Montreal, Senior Notes (4.100% to 12/15/26 then SOFR + 0.525%)	4.100%	12/15/27	305,000	305,701 (a)
Bank of Montreal, Senior Notes (SOFR + 0.750%)	4.475%	9/22/28	675,000	676,287 (a)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	4.756%	1/27/29	850,000	852,110 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	4.610%	9/10/27	695,000	697,109 (a)
Bank of Nova Scotia, Senior Notes	5.350%	12/7/26	500,000	506,816
Bank of Nova Scotia, Senior Notes (SOFR + 0.760%)	4.483%	9/15/28	360,000	360,441 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	4.526%	6/4/27	500,000	501,795 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	4.699%	2/14/29	675,000	676,362 (a)
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	940,000	949,505 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	270,000	272,972 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	4.936%	10/16/28	378,000	379,896 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	4.877%	2/16/28	550,000	553,883 (a)(b)
Barclays PLC, Senior Notes	4.375%	1/12/26	503,000	503,037
Barclays PLC, Senior Notes (5.501% to 8/9/27 then 1 year Treasury Constant Maturity Rate + 2.650%)	5.501%	8/9/28	308,000	314,779 (a)
Barclays PLC, Senior Notes (5.829% to 5/9/26 then SOFR + 2.210%)	5.829%	5/9/27	500,000	502,894 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	565,000	573,916 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.215%	3/12/28	218,000	220,284 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	752,000	743,963 (b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.255%	5/9/29	740,000	748,659 (a)(b)
BPCE SA, Senior Notes	3.500%	10/23/27	555,000	549,163 (b)
BPCE SA, Senior Notes (5.975% to 1/18/26 then SOFR + 2.100%)	5.975%	1/18/27	767,000	767,475 (a)(b)
BPCE SA, Senior Notes (6.612% to 10/19/26 then SOFR + 1.980%)	6.612%	10/19/27	500,000	509,585 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	814,000	823,029 (a)(b)
CaixaBank SA, Senior Notes (6.208% to 1/18/28 then SOFR + 2.700%)	6.208%	1/18/29	245,000	254,779 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	1,000,000	1,017,609 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	5.926%	10/2/26	383,000	388,826
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Canadian Imperial Bank of Commerce, Senior Notes (4.508% to 9/11/26 then SOFR + 0.930%)	4.508%	9/11/27	$160,000	$160,538 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	4.658%	9/11/27	600,000	602,024 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	4.668%	6/28/27	600,000	604,356 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	4.759%	3/30/29	360,000	362,395 (a)
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	445,000	448,281 (a)
Citigroup Inc., Senior Notes (SOFR + 0.770%)	4.508%	6/9/27	500,000	500,664 (a)
Citigroup Inc., Senior Notes (SOFR + 0.870%)	4.610%	3/4/29	797,000	798,168 (a)
Citigroup Inc., Senior Notes (SOFR + 1.143%)	4.963%	5/7/28	350,000	352,334 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.235%	11/27/26	500,000	500,901 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.363%	3/14/28	825,000	829,832 (a)(b)
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	584,000	582,742
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	795,000	813,557
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000	447,944 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.365%	5/27/27	250,000	250,766 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	500,000	504,138 (b)
Credit Agricole SA, Senior Notes (4.631% to 9/11/27 then SOFR + 1.210%)	4.631%	9/11/28	490,000	493,922 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	4.598%	3/11/27	356,000	357,314 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	4.938%	9/11/28	500,000	502,768 (a)(b)
Danske Bank A/S, Senior Notes	4.375%	6/12/28	290,000	292,329 (b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	680,000	681,581 (a)(b)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	655,000	665,300 (a)(b)
Fifth Third Bancorp, Senior Notes (6.361% to 10/27/27 then SOFR + 2.192%)	6.361%	10/27/28	201,000	209,183 (a)
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	250,000	252,422 (a)
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	4.697%	1/28/28	250,000	250,554 (a)
Goldman Sachs Bank USA, Senior Notes (5.414% to 5/21/26 then SOFR + 0.750%)	5.414%	5/21/27	213,000	214,140 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.750%)	4.539%	5/21/27	620,000	620,990 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.770%)	4.495%	3/18/27	600,000	600,720 (a)
Huntington Bancshares Inc., Senior Notes (4.443% to 8/4/27 then SOFR + 1.970%)	4.443%	8/4/28	102,000	102,584 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	4.692%	4/12/28	765,000	764,215 (a)
ING Groep NV, Senior Notes (4.858% to 3/25/28 then SOFR + 1.010%)	4.858%	3/25/29	200,000	203,187 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	4.738%	3/25/29	775,000	778,741 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.288%	9/11/27	1,000,000	1,007,012 (a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	310,000	309,268 (b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	200,000	198,652 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	745,000	752,411 (a)
JPMorgan Chase & Co., Senior Notes (5.571% to 4/22/27 then SOFR + 0.930%)	5.571%	4/22/28	215,000	219,337 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	4.772%	10/22/28	560,000	562,987 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.885%)	4.797%	4/22/27	250,000	250,523 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.920%)	4.832%	4/22/28	500,000	502,454 (a)
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	415,000	421,872 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	270,000	275,214 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.849%	11/26/28	$200,000	$201,025 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.790%	6/13/29	200,000	200,933 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.408%	8/7/27	1,000,000	1,006,403 (a)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.465%	6/12/28	490,000	492,727 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	455,000	455,301 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	650,000	660,007 (a)
National Australia Bank Ltd., Senior Notes (SOFR + 0.500%)	4.240%	3/6/28	250,000	250,532 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.496%	10/26/27	250,000	251,087 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.348%	6/11/27	250,000	251,096 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.373%	6/13/28	370,000	371,914 (a)(b)
National Bank of Canada, Senior Notes (4.702% to 3/5/26 then SOFR + 0.557%)	4.702%	3/5/27	280,000	280,269 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	650,000	654,990 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	450,000	458,136 (a)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	740,000	742,024 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	4.888%	5/23/29	200,000	200,971 (a)
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	4.425%	3/17/28	605,000	608,140 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	250,000	251,692 (a)
PNC Bank NA, Senior Notes (4.775% to 1/15/26 then SOFR + 0.504%)	4.775%	1/15/27	450,000	450,127 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	4.660%	7/21/28	250,000	250,434 (a)
PNC Financial Services Group Inc., Senior Notes (4.758% to 1/26/26 then SOFR + 1.085%)	4.758%	1/26/27	930,000	930,387 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	167,000	167,954 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.700%)	4.554%	11/3/28	486,000	486,614 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	4.657%	10/18/27	600,000	601,672 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	4.698%	7/23/27	300,000	300,730 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	4.732%	1/24/29	600,000	601,691 (a)
Santander UK Group Holdings PLC, Senior Notes (6.534% to 1/10/28 then SOFR + 2.600%)	6.534%	1/10/29	570,000	595,707 (a)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	4.515%	6/2/28	495,000	497,465 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.890%)	4.633%	3/5/27	501,000	503,924 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	275,000	274,472 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	725,000	733,477 (b)
Societe Generale SA, Senior Notes (6.447% to 1/12/26 then 1 year Treasury Constant Maturity Rate + 2.300%)	6.447%	1/12/27	505,000	505,284 (a)(b)
Societe Generale SA, Senior Notes (SOFR + 1.100%)	4.895%	2/19/27	290,000	290,794 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	935,000	963,413
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.300%)	5.284%	7/13/26	500,000	502,987 (a)
Svenska Handelsbanken AB, Senior Notes	5.500%	6/15/28	250,000	258,379 (b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	4.435%	5/28/27	505,000	507,023 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	4.528%	5/23/28	435,000	437,281 (a)(b)
Swedbank AB, Senior Notes	6.136%	9/12/26	280,000	284,152 (b)
Swedbank AB, Senior Notes	5.337%	9/20/27	496,000	507,520 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	$245,000	$254,069
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.345%	12/17/26	1,000,000	1,003,379 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.750%)	4.720%	10/13/28	470,000	470,816 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	4.682%	1/31/28	670,000	672,926 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	392,000	394,503 (a)
Truist Bank, Senior Notes (4.671% to 5/20/26 then SOFR + 0.590%)	4.671%	5/20/27	620,000	621,112 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	4.672%	7/24/28	465,000	465,050 (a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	615,000	620,034 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	200,000	201,246 (b)
US Bank NA, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	1,000,000	1,004,255 (a)
US Bank NA, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	260,000	262,649 (a)
US Bank NA, Senior Notes (SOFR + 0.910%)	4.717%	5/15/28	325,000	326,536 (a)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	250,000	249,028 (a)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	300,000	306,266 (a)
Wells Fargo & Co., Senior Notes (SOFR + 0.780%)	4.682%	1/24/28	530,000	531,321 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.070%)	4.982%	4/22/28	167,000	167,971 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.278%	4/23/29	755,000	764,947 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.397%	10/20/26	1,000,000	1,002,046 (a)
Total Banks				69,329,004
Capital Markets — 6.5%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	185,000	186,513 (a)
Bank of New York Mellon Corp., Senior Notes (4.587% to 4/20/26 then SOFR + 0.693%)	4.587%	4/20/27	250,000	250,459 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	4.418%	6/9/28	310,000	310,384 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	4.760%	7/21/28	220,000	221,234 (a)
Charles Schwab Corp., Senior Notes (SOFR + 0.520%)	4.334%	5/13/26	100,000	100,073 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	500,000	504,961 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.300%	8/12/27	180,000	180,892 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	4.810%	1/13/28	300,000	299,599 (a)(b)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	300,000	295,112 (a)
Deutsche Bank AG, Senior Notes (5.373% to 1/10/28 then SOFR + 1.210%)	5.373%	1/10/29	330,000	336,787 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	653,000	663,083 (a)
Deutsche Bank AG, Senior Notes (SOFR + 1.210%)	5.185%	1/10/29	545,000	548,145 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.920%)	4.850%	10/21/29	415,000	415,450 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	5.198%	4/23/28	225,000	227,102 (a)
Intercontinental Exchange Inc., Senior Notes	3.950%	12/1/28	165,000	165,488
Jefferies Financial Group Inc., Senior Notes	4.750%	8/11/26	700,000	700,641
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	650,000	650,062
Morgan Stanley, Senior Notes (SOFR + 0.920%)	4.842%	10/18/29	475,000	476,823 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	4.968%	4/13/28	680,000	682,962 (a)
Morgan Stanley, Senior Notes (SOFR + 1.380%)	5.331%	4/12/29	730,000	739,227 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.900%)	4.872%	1/12/29	250,000	250,697 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.552%	10/22/27	834,000	838,395 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	4.679%	8/3/26	395,000	396,228 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
State Street Corp., Senior Notes (SOFR + 0.950%)	4.852%	4/24/28	$135,000	$135,851 (a)
UBS AG, Senior Notes (4.864% to 1/10/27 then SOFR + 0.720%)	4.864%	1/10/28	500,000	504,324 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	760,000	761,264 (b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	250,000	248,685 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	315,000	321,638 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	360,000	372,939 (a)(b)
Total Capital Markets				11,785,018
Consumer Finance — 2.7%
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	560,000	564,171 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	4.807%	2/16/28	1,000,000	1,005,373 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	5.158%	4/25/29	325,000	329,207 (a)
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	855,000	852,694
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	345,000	349,130 (a)
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	328,000	344,293 (a)
Capital One Financial Corp., Senior Notes (7.149% to 10/29/26 then SOFR + 2.440%)	7.149%	10/29/27	600,000	614,442 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	800,000	810,195 (b)
Total Consumer Finance				4,869,505
Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.750%	1/30/26	450,000	449,232
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	500,000	493,341
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	445,000	452,562
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	630,000	610,949
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.367%	11/15/27	600,000	604,149 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.580%)	4.389%	11/14/28	496,000	497,830 (a)
GA Global Funding Trust, Secured Notes	4.400%	9/23/27	440,000	441,923 (b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.227%	5/1/26	270,000	270,120 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.248%	10/9/26	475,000	475,234 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.454%	11/16/26	500,000	500,249 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.410%	3/6/28	230,000	230,962 (a)
Total Financial Services				5,026,551
Insurance — 5.3%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	750,000	762,281 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	665,000	672,405
Athene Global Funding, Secured Notes	4.950%	1/7/27	561,000	565,196 (b)
Athene Global Funding, Secured Notes	5.349%	7/9/27	420,000	427,194 (b)
Athene Global Funding, Secured Notes (SOFR + 0.950%)	4.690%	3/6/28	520,000	520,766 (a)(b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	500,000	501,993 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	375,000	376,993
CNO Global Funding, Secured Notes	1.750%	10/7/26	666,000	654,407 (b)
CNO Global Funding, Secured Notes	4.875%	12/10/27	165,000	167,270 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	5.028%	9/25/26	500,000	503,372 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.525%	11/8/27	212,000	213,293 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	4.719%	4/9/27	$100,000	$100,419 (a)(b)
Metropolitan Life Global Funding I, Secured Notes	4.150%	8/25/28	474,000	476,336 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.428%	6/11/27	280,000	281,207 (a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.484%	8/25/28	514,000	516,231 (a)(b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	4.558%	7/25/28	370,000	370,716 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	4.778%	4/25/28	625,000	630,910 (a)(b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.444%	8/25/28	360,000	360,684 (a)(b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	4.613%	8/18/28	565,000	565,750 (a)(b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	210,000	211,552 (b)
Protective Life Global Funding, Secured Notes	4.161%	1/15/29	420,000	420,756 (b)
Protective Life Global Funding, Secured Notes (SOFR + 0.700%)	4.675%	4/10/26	300,000	300,319 (a)(b)
Total Insurance				9,600,050

Total Financials				100,610,128
Health Care — 2.1%
Health Care Equipment & Supplies — 0.1%
GE HealthCare Technologies Inc., Senior Notes	4.150%	12/15/28	85,000	85,246
Health Care Providers & Services — 0.8%
CVS Health Corp., Senior Notes	5.000%	2/20/26	500,000	500,197
CVS Health Corp., Senior Notes	2.875%	6/1/26	395,000	393,063
CVS Health Corp., Senior Notes	3.000%	8/15/26	565,000	561,391
Total Health Care Providers & Services				1,454,651
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	200,000	200,708
Pharmaceuticals — 1.1%
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	240,000	241,658
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.627%	10/15/28	600,000	606,147 (a)
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	275,000	273,073
Merck & Co. Inc., Senior Notes (SOFR + 0.570%)	4.316%	3/15/29	370,000	370,960 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.520%)	4.354%	11/5/28	310,000	311,332 (a)
Pfizer Inc., Senior Notes (SOFR + 0.500%)	4.293%	11/15/27	180,000	180,609 (a)
Total Pharmaceuticals				1,983,779

Total Health Care				3,724,384
Industrials — 4.1%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	2.196%	2/4/26	820,000	818,473
Boeing Co., Senior Notes	3.100%	5/1/26	462,000	460,244
Boeing Co., Senior Notes	2.250%	6/15/26	200,000	198,279
Boeing Co., Senior Notes	5.040%	5/1/27	255,000	257,721
RTX Corp., Senior Notes	5.000%	2/27/26	500,000	500,345
Total Aerospace & Defense				2,235,062
Building Products — 0.4%
Owens Corning, Senior Notes	3.400%	8/15/26	432,000	430,082
Owens Corning, Senior Notes	5.500%	6/15/27	210,000	214,451
Total Building Products				644,533
Commercial Services & Supplies — 0.2%
Veralto Corp., Senior Notes	5.500%	9/18/26	357,000	360,139
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.418%	5/26/28	$200,000	$201,025 (a)(b)
Machinery — 1.6%
John Deere Capital Corp., Senior Notes	4.900%	6/11/27	500,000	508,793
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.251%	3/6/28	820,000	822,142 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.580%)	4.320%	9/11/28	360,000	361,287 (a)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes	5.200%	3/7/27	200,000	202,904 (b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.750%)	4.490%	9/11/28	240,000	240,892 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	4.723%	9/10/27	685,000	691,644 (a)(b)
Total Machinery				2,827,662
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	2.875%	1/15/26	605,000	604,680
Air Lease Corp., Senior Notes	5.300%	6/25/26	500,000	502,618
Total Trading Companies & Distributors				1,107,298

Total Industrials				7,375,719
Information Technology — 1.3%
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Senior Notes	3.800%	11/15/27	240,000	239,853
Amphenol Corp., Senior Notes	4.375%	6/12/28	435,000	439,182
Amphenol Corp., Senior Notes (SOFR + 0.530%)	4.349%	11/15/27	85,000	85,179 (a)
Total Electronic Equipment, Instruments & Components				764,214
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	5.050%	7/12/27	440,000	448,110
Broadcom Inc., Senior Notes	4.800%	4/15/28	335,000	341,301
Total Semiconductors & Semiconductor Equipment				789,411
Software — 0.5%
Oracle Corp., Senior Notes	1.650%	3/25/26	315,000	313,040
Oracle Corp., Senior Notes (SOFR + 0.760%)	4.614%	8/3/28	485,000	478,752 (a)
Synopsys Inc., Senior Notes	4.550%	4/1/27	65,000	65,492
Total Software				857,284

Total Information Technology				2,410,909
Materials — 0.4%
Metals & Mining — 0.3%
Glencore Funding LLC, Senior Notes (SOFR + 0.750%)	4.477%	10/1/26	405,000	405,502 (a)(b)
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	4.563%	3/14/28	140,000	141,201 (a)
Total Metals & Mining				546,703
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	106,000	104,834 (b)
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	110,000	111,371 (b)
Total Paper & Forest Products				216,205

Total Materials				762,908
Real Estate — 3.4%
Diversified REITs — 0.6%
Essex Portfolio LP, Senior Notes	3.375%	4/15/26	140,000	139,684
Realty Income Corp., Senior Notes	0.750%	3/15/26	350,000	347,663
Realty Income Corp., Senior Notes	4.875%	6/1/26	553,000	554,414
Total Diversified REITs				1,041,761
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Office REITs — 0.6%
Boston Properties LP, Senior Notes	3.650%	2/1/26	$662,000	$661,540
Boston Properties LP, Senior Notes	2.750%	10/1/26	443,000	438,512
Total Office REITs				1,100,052
Residential REITs — 0.3%
Camden Property Trust, Senior Notes	5.850%	11/3/26	500,000	507,166
Retail REITs — 1.2%
Nationwide Building Society, Senior Notes (4.649% to 7/14/28 then SOFR + 1.060%)	4.649%	7/14/29	330,000	333,480 (a)(b)
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	604,000	615,513 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	5.033%	7/14/29	366,000	366,753 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	5.097%	2/16/28	845,000	850,668 (a)(b)
Total Retail REITs				2,166,414
Specialized REITs — 0.7%
American Tower Corp., Senior Notes	1.600%	4/15/26	295,000	293,036
American Tower Corp., Senior Notes	3.375%	10/15/26	350,000	348,249
American Tower Corp., Senior Notes	3.650%	3/15/27	206,000	205,204
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	4.646%	4/16/27	500,000	501,738 (a)
Total Specialized REITs				1,348,227

Total Real Estate				6,163,620
Utilities — 1.7%
Electric Utilities — 0.9%
Enel Finance International NV, Senior Notes	4.125%	9/30/28	200,000	199,703 (b)
Eversource Energy, Senior Notes	4.750%	5/15/26	390,000	391,036
Georgia Power Co., Senior Notes (SOFR + 0.280%)	4.003%	9/15/26	140,000	140,012 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	100,000	99,457
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	85,000	86,056
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	65,000	66,254
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	4.648%	2/4/28	560,000	562,116 (a)
Wisconsin Electric Power Co., Senior Notes	3.950%	3/1/29	145,000	145,030
Total Electric Utilities				1,689,664
Gas Utilities — 0.1%
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	75,000	75,045
Multi-Utilities — 0.7%
Ameren Corp., Senior Notes	5.700%	12/1/26	390,000	395,451
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	160,000	162,021
DTE Energy Co., Senior Notes	4.950%	7/1/27	340,000	344,626
DTE Energy Co., Senior Notes	4.875%	6/1/28	160,000	162,930
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	220,000	222,268
Total Multi-Utilities				1,287,296

Total Utilities				3,052,005
Total Corporate Bonds & Notes (Cost — $145,310,659)				145,844,126
Total Investments before Short-Term Investments (Cost — $145,310,659)				145,844,126

Short-Term Investments — 18.0%
Commercial Paper — 17.4%
AES Corp.	4.230%	1/2/26	465,000	464,894 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Agree LP	4.197%	1/5/26	$995,000	$994,440 (c)
Agree LP	4.043%	1/13/26	250,000	249,647 (c)
Air Lease Corp.	4.159%	1/5/26	250,000	249,861 (c)
Air Lease Corp.	4.198%	1/14/26	365,000	364,425 (c)
Alexandria Real Estate Equities Inc.	4.069%	1/9/26	250,000	249,754 (c)
Alimentation Couche-Tard Inc.	4.009%	1/6/26	305,000	304,803 (c)
Alimentation Couche-Tard Inc.	4.017%	1/7/26	295,000	294,777 (c)
Alimentation Couche-Tard Inc.	4.023%	1/9/26	505,000	504,509 (c)
Alimentation Couche-Tard Inc.	4.034%	1/15/26	275,000	274,553 (c)
AutoNation Inc.	4.173%	1/2/26	250,000	249,944 (c)
AvalonBay Communities Inc.	3.933%	1/6/26	465,000	464,705 (c)
AvalonBay Communities Inc.	3.941%	1/7/26	440,000	439,674 (c)
Bayer AG	4.012%	7/20/26	750,000	733,927 (c)
Bell Canada	3.963%	1/7/26	540,000	539,598 (c)
Bell Canada	3.959%	1/20/26	970,000	967,939 (c)
Boston Properties LP	4.024%	1/28/26	355,000	353,927 (c)
Boston Properties LP	4.031%	2/19/26	255,000	253,623 (c)
Charles Schwab Corp.	3.972%	5/8/26	430,000	424,290 (c)
Crown Castle Inc.	4.340%	1/20/26	250,000	249,419 (c)
Duke Energy Corp.	3.849%	1/7/26	295,000	294,786 (c)
Duke Energy Corp.	3.912%	2/9/26	470,000	468,027 (c)
Enbridge US Inc.	4.000%	1/27/26	485,000	483,595 (c)
Enbridge US Inc.	4.006%	1/29/26	480,000	478,504 (c)
Enel Finance America LLC	3.960%	2/6/26	385,000	383,487 (c)
Enel Finance America LLC	3.976%	3/6/26	345,000	342,613 (c)
Energy Transfer LP	3.926%	1/2/26	805,000	804,830 (c)
Energy Transfer LP	3.931%	1/5/26	250,000	249,868 (c)
ERAC USA Finance LLC	4.008%	1/8/26	330,000	329,716 (c)
ERAC USA Finance LLC	4.027%	1/12/26	510,000	509,339 (c)
ERAC USA Finance LLC	4.035%	1/14/26	485,000	484,265 (c)
ERAC USA Finance LLC	4.111%	1/29/26	310,000	309,009 (c)
Extra Space Storage LP	4.004%	1/21/26	250,000	249,436 (c)
Extra Space Storage LP	4.018%	1/26/26	390,000	388,907 (c)
Extra Space Storage LP	4.022%	2/3/26	250,000	249,084 (c)
General Motors Co.	4.229%	5/5/26	250,000	246,479 (c)
General Motors Co.	4.217%	6/3/26	295,000	289,903 (c)
General Motors Co.	4.196%	8/7/26	250,000	243,911 (c)
Glencore Funding LLC	4.062%	1/14/26	510,000	509,222 (c)
Glencore Funding LLC	4.083%	1/30/26	405,000	403,670 (c)
Intercontinental Exchange Inc.	4.002%	1/5/26	340,000	339,817 (c)
Intercontinental Exchange Inc.	4.002%	1/6/26	250,000	249,839 (c)
Intercontinental Exchange Inc.	4.033%	1/16/26	1,105,000	1,103,087 (c)
Macquarie Bank Ltd.	0.473%	5/14/26	250,000	250,161 (c)
Macquarie Group Ltd.	4.021%	3/19/26	325,000	322,273 (c)
Macquarie Group Ltd.	4.033%	4/6/26	680,000	672,965 (c)
Marriott International Inc.	4.070%	1/15/26	250,000	249,591 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Marriott International Inc.	4.079%	1/22/26	$255,000	$254,386 (c)
Mid-America Apartments LP	3.931%	1/5/26	340,000	339,820 (c)
Mid-America Apartments LP	3.941%	1/7/26	300,000	299,778 (c)
Mid-America Apartments LP	3.947%	1/8/26	335,000	334,716 (c)
Mid-America Apartments LP	3.947%	1/9/26	300,000	299,714 (c)
Mid-America Apartments LP	3.961%	1/15/26	300,000	299,522 (c)
ONEOK Inc.	3.941%	1/7/26	365,000	364,730 (c)
ONEOK Inc.	3.951%	1/8/26	745,000	744,368 (c)
O’Reilly Automotive Inc.	4.000%	1/6/26	330,000	329,787 (c)
O’Reilly Automotive Inc.	3.947%	1/8/26	415,000	414,648 (c)
O’Reilly Automotive Inc.	3.802%	1/12/26	500,000	499,387 (c)
Penske Truck Leasing Co.	4.102%	1/22/26	255,000	254,383 (c)
Penske Truck Leasing Co.	4.098%	1/26/26	255,000	254,271 (c)
Penske Truck Leasing Co.	4.020%	2/3/26	255,000	254,065 (c)
Penske Truck Leasing Co.	4.180%	2/20/26	630,000	626,406 (c)
Plains All American Pipeline LP	3.937%	1/2/26	635,000	634,866 (c)
Plains All American Pipeline LP	3.953%	1/5/26	565,000	564,702 (c)
Plains All American Pipeline LP	3.966%	1/6/26	615,000	614,610 (c)
Ryder System Inc.	3.997%	1/5/26	700,000	699,630 (c)
Ryder System Inc.	3.985%	1/7/26	250,000	249,815 (c)
Ryder System Inc.	4.002%	1/8/26	345,000	344,707 (c)
Ryder System Inc.	4.045%	1/16/26	250,000	249,574 (c)
Sempra	4.108%	1/26/26	250,000	249,301 (c)
Southern Co. Gas Capital Corp.	4.057%	1/8/26	355,000	354,699 (c)
Sumitomo Mitsui Trust Bank Ltd.	3.983%	3/9/26	535,000	531,235 (c)
Sumitomo Mitsui Trust Bank Ltd.	0.043%	12/11/26	500,000	500,136 (c)
Targa Resources Corp.	4.178%	1/14/26	365,000	364,448 (c)
Targa Resources Corp.	4.169%	1/23/26	300,000	299,255 (c)
UDR Inc.	4.125%	1/13/26	750,000	748,964 (c)

Total Commercial Paper (Cost — $31,508,364)				31,511,016
Certificates of Deposit — 0.6%
Intesa Sanpaolo SpA	5.050%	1/13/26	500,000	500,181
Intesa Sanpaolo SpA	4.400%	8/19/26	610,000	611,187

Total Certificates of Deposit (Cost — $1,110,000)				1,111,368
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,051)	3.620%		5,051	5,051 (d)(e)(f)

Total Short-Term Investments (Cost — $32,623,415)				32,627,435
Total Investments — 98.6% (Cost — $177,934,074)				178,471,561
Other Assets in Excess of Liabilities — 1.4%				2,547,915
Total Net Assets — 100.0%				$181,019,476

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Ultra Short Bond ETF
††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $5,051 and the cost was $5,051 (Note 3).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Disruptive Commerce ETF (“Disruptive Commerce ETF”), Franklin Exponential Data ETF (“Exponential Data ETF”), Franklin Focused Growth ETF (“Focused Growth ETF”), Franklin Genomic Advancements ETF (“Genomic Advancements ETF”), Franklin Intelligent Machines ETF (“Intelligent Machines ETF”) and Franklin International Aggregate Bond ETF (“International Aggregate Bond ETF”) are separate non-diversified series of Franklin Templeton ETF Trust (the “Trust”). Franklin Dividend Growth ETF (“Dividend Growth ETF”), Franklin Dynamic Municipal Bond ETF (“Dynamic Municipal Bond ETF”), Franklin High Yield Corporate ETF (“High Yield Corporate ETF”), Franklin Income Equity Focus ETF (“Income Equity Focus ETF”), Franklin Income Focus ETF (“Income Focus ETF”), Franklin Investment Grade Corporate ETF (“Investment Grade Corporate ETF”), Franklin Multisector Income ETF (“Multisector Income ETF”), Franklin Municipal Green Bond ETF (“Municipal Green Bond ETF”), Franklin Senior Loan ETF (“Senior Loan ETF”), Franklin Systematic Style Premia ETF (“Systematic Style Premia ETF”), Franklin U.S. Core Bond ETF (“U.S. Core Bond ETF”), Franklin U.S. Treasury Bond ETF (“U.S. Treasury Bond ETF”) and Franklin Ultra Short Bond ETF (“Ultra Short Bond ETF”) are separate diversified series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of Disruptive Commerce ETF, Exponential Data ETF, Focused Growth ETF, Genomic Advancements ETF, High Yield Corporate ETF, Intelligent Machines ETF, International Aggregate Bond ETF and Senior Loan ETF are listed for trading on Cboe BZX Exchange, Inc. (Cboe), a national securities exchange. Shares of Dividend Growth ETF, Dynamic Municipal Bond ETF, Income Equity Focus ETF, Income Focus ETF, Investment Grade Corporate ETF, Municipal Green Bond ETF, Systematic Style Premia ETF, U.S. Core Bond ETF, U.S. Treasury Bond ETF and Ultra Short Bond ETF are listed for trading on NYSE Arca, Inc. (NYSE Arca). Shares of Multisector Income ETF are listed for trading on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Disruptive Commerce ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,007,639	—	—	$8,007,639
Total Investments	$8,007,639	—	—	$8,007,639

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2025 Quarterly Report

Dividend Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,046,960	—	—	$5,046,960
Short-Term Investments†	76,411	—	—	76,411
Total Investments	$5,123,371	—	—	$5,123,371

†	See Schedules of Investments for additional detailed categorizations.
Dynamic Municipal Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,266,804,186	$2,813	$1,266,806,999
Corporate Bonds & Notes	—	7,459,510	—	7,459,510
Warrants	—	—	0 *	0*
Total Long-Term Investments	—	1,274,263,696	2,813	1,274,266,509
Short-Term Investments†	—	59,450,000	—	59,450,000
Total Investments	—	$1,333,713,696	$2,813	$1,333,716,509

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
Exponential Data ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,820,022	—	—	$3,820,022
Short-Term Investments†	49,189	—	—	49,189
Total Investments	$3,869,211	—	—	$3,869,211

†	See Schedules of Investments for additional detailed categorizations.
Focused Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$12,536,458	$1,711,677	—	$14,248,135
Other Common Stocks	196,342,062	—	—	196,342,062
Total Long-Term Investments	208,878,520	1,711,677	—	210,590,197
Short-Term Investments†	2,136,832	—	—	2,136,832
Total Investments	$211,015,352	$1,711,677	—	$212,727,029

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Genomic Advancements ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$20,951,703	—	$0 *	$20,951,703
Other Common Stocks	584,722	—	—	584,722
Preferred Stocks	225,582	—	—	225,582
Total Investments	$21,762,007	—	$0 *	$21,762,007

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
High Yield Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$672,439,540	—	$672,439,540
Senior Loans	—	2,827,909	—	2,827,909
Municipal Bonds	—	1,621,419	—	1,621,419
Convertible Preferred Stocks	$759,660	—	—	759,660
Common Stocks:
Financials	—	—	$1,216	1,216
Other Common Stocks	—	319,209	—	319,209
Rights	—	8,317	—	8,317
Total Long-Term Investments	759,660	677,216,394	1,216	677,977,270
Short-Term Investments†	10,142,146	—	—	10,142,146
Total Investments	$10,901,806	$677,216,394	$1,216	$688,119,416

†	See Schedules of Investments for additional detailed categorizations.
Income Equity Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$64,871,639	—	—	$64,871,639
Equity-Linked Securities	—	$41,024,895	—	41,024,895
Convertible Preferred Stocks	6,431,814	—	—	6,431,814
Total Long-Term Investments	71,303,453	41,024,895	—	112,328,348
Short-Term Investments†	449,186	—	—	449,186
Total Investments	$71,752,639	$41,024,895	—	$112,777,534

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2025 Quarterly Report

Income Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$327,582,803	—	$327,582,803
Common Stocks	$305,118,309	—	—	305,118,309
Equity-Linked Securities	—	233,300,399	—	233,300,399
U.S. Government & Agency Obligations	—	81,197,734	—	81,197,734
Mortgage-Backed Securities	—	62,146,119	—	62,146,119
Convertible Preferred Stocks	34,563,610	—	—	34,563,610
Senior Loans	—	2,114,308	—	2,114,308
Total Long-Term Investments	339,681,919	706,341,363	—	1,046,023,282
Short-Term Investments†	40,441,405	—	—	40,441,405
Total Investments	$380,123,324	$706,341,363	—	$1,086,464,687

†	See Schedules of Investments for additional detailed categorizations.
Intelligent Machines ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$65,463,126	—	—	$65,463,126
Warrants	—	—	$0 *	0*
Total Investments	$65,463,126	—	$0 *	$65,463,126

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
International Aggregate Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$573,413,411	—	$573,413,411
Corporate Bonds & Notes	—	51,423,710	—	51,423,710
Total Long-Term Investments	—	624,837,121	—	624,837,121
Short-Term Investments†	$20,093,377	—	—	20,093,377
Total Investments	$20,093,377	$624,837,121	—	$644,930,498
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,145,169	—	$2,145,169
Total	$20,093,377	$626,982,290	—	$647,075,667

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,747,967	—	$9,747,967

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Investment Grade Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$536,229,559	—	$536,229,559
U.S. Government & Agency Obligations	—	7,048,300	—	7,048,300
Total Long-Term Investments	—	543,277,859	—	543,277,859
Short-Term Investments†	$2,011,878	—	—	2,011,878
Total Investments	$2,011,878	$543,277,859	—	$545,289,737

†	See Schedules of Investments for additional detailed categorizations.
Multisector Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$7,250,020	—	$7,250,020
Collateralized Mortgage Obligations	—	2,489,809	—	2,489,809
Mortgage-Backed Securities	—	1,824,743	—	1,824,743
U.S. Government & Agency Obligations	—	1,745,244	—	1,745,244
Asset-Backed Securities	—	1,624,486	—	1,624,486
Sovereign Bonds	—	1,178,470	—	1,178,470
Senior Loans	—	129,753	—	129,753
Total Long-Term Investments	—	16,242,525	—	16,242,525
Short-Term Investments†	$428,736	—	—	428,736
Total Investments	$428,736	$16,242,525	—	$16,671,261
Other Financial Instruments:
Futures Contracts††	$5,372	—	—	$5,372
Centrally Cleared Interest Rate Swaps††	—	$18,528	—	18,528
OTC Total Return Swaps‡	—	7,453	—	7,453
Total Other Financial Instruments	$5,372	$25,981	—	$31,353
Total	$434,108	$16,268,506	—	$16,702,614

Franklin Templeton ETF Trust 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short:
Mortgage-Backed Securities	—	$465,842	—	$465,842
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	31,974	—	31,974
Total	—	$497,816	—	$497,816

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
Municipal Green Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$87,443,221	—	$87,443,221
Collateralized Mortgage Obligations	—	80,455	—	80,455
Total Long-Term Investments	—	87,523,676	—	87,523,676
Short-Term Investments†	—	3,500,000	—	3,500,000
Total Investments	—	$91,023,676	—	$91,023,676

†	See Schedules of Investments for additional detailed categorizations.
Senior Loan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Senior Loans	—	$810,331,798	—	$810,331,798
Corporate Bonds & Notes	—	36,230,939	—	36,230,939
Investments in Underlying Funds	$24,051,433	—	—	24,051,433
Asset-Backed Securities	—	2,011,245	—	2,011,245
Common Stocks	—	360,909	—	360,909
Total Long-Term Investments	24,051,433	848,934,891	—	872,986,324
Short-Term Investments†	73,528,117	—	—	73,528,117
Total Investments	$97,579,550	$848,934,891	—	$946,514,441

†	See Schedules of Investments for additional detailed categorizations.
Systematic Style Premia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$361,125,704	—	—	$361,125,704
Warrants	—	—	$0 *	0*
Total Long-Term Investments	361,125,704	—	0 *	361,125,704

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$145,607,753	—	—	$145,607,753
Total Investments	$506,733,457	—	$0 *	$506,733,457
Other Financial Instruments:
Futures Contracts††	$6,072,194	—	—	$6,072,194
Forward Foreign Currency Contracts††	—	$3,502,724	—	3,502,724
OTC Total Return Swaps	—	3,138,093	—	3,138,093
Total Other Financial Instruments	$6,072,194	$6,640,817	—	$12,713,011
Total	$512,805,651	$6,640,817	$0 *	$519,446,468
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,619,833	—	—	$3,619,833
Forward Foreign Currency Contracts††	—	$1,673,183	—	1,673,183
Total	$3,619,833	$1,673,183	—	$5,293,016

†	See Consolidated Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Core Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,081,913,938	—	$1,081,913,938
Corporate Bonds & Notes	—	784,906,895	—	784,906,895
Mortgage-Backed Securities	—	709,974,032	—	709,974,032
Collateralized Mortgage Obligations	—	100,687,326	—	100,687,326
Asset-Backed Securities	—	18,163,955	—	18,163,955
Municipal Bonds	—	18,004,795	—	18,004,795
Total Long-Term Investments	—	2,713,650,941	—	2,713,650,941
Short-Term Investments†	$49,162,975	—	—	49,162,975
Total Investments	$49,162,975	$2,713,650,941	—	$2,762,813,916
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,330,616	—	—	$1,330,616

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2025 Quarterly Report

U.S. Treasury Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,018,314,803	—	$1,018,314,803
U.S. Treasury Inflation Protected Securities	—	38,842,947	—	38,842,947
Total Long-Term Investments	—	1,057,157,750	—	1,057,157,750
Short-Term Investments†	$19,301,749	—	—	19,301,749
Total Investments	$19,301,749	$1,057,157,750	—	$1,076,459,499

†	See Schedules of Investments for additional detailed categorizations.
Ultra Short Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds & Notes†	—	$145,844,126	—	$145,844,126
Short-Term Investments†:
Commercial Paper	—	31,511,016	—	31,511,016
Certificates of Deposit	—	1,111,368	—	1,111,368
Money Market Funds	$5,051	—	—	5,051
Total Short-Term Investments	5,051	32,622,384	—	32,627,435
Total Investments	$5,051	$178,466,510	—	$178,471,561

†	See Schedules of Investments for additional detailed categorizations.
2. Investments in FLSP Holdings Corporation
Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At December 31, 2025, the FLSP Holdings Corporation’s investments as well as any other assets and liabilities of the FSLP Holdings Corporation are reflected in the Fund’s Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. All intercompany balances and transactions have been eliminated. At December 31, 2025, the net assets of the FLSP Holdings Corporation were $15,612,575, representing 2.84% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.
3. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the period ended December 31, 2025. The following transactions were effected in such companies for the period ended December 31, 2025.

Dividend Growth ETF	Affiliate Value at August 28, 2025, (inception date)	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$125,677	125,677	$49,266	49,266	—	$993	—	$76,411

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

Exponential Data ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$56,007	$387,899	387,899	$394,717	394,717	—	$2,202	—	$49,189

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Focused Growth ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$3,386,667	$9,604,501	9,604,501	$10,854,336	10,854,336	—	$22,267	—	$2,136,832

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

High Yield Corporate ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$67,362,417	67,362,417	$57,220,271	57,220,271	—	$156,132	—	$10,142,146

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Income Equity Focus ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$32,833,246	32,833,246	$32,384,060	32,384,060	—	$22,890	—	$449,186

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Income Focus ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$16,115,318	$312,883,003	312,883,003	$288,556,916	288,556,916	—	$499,189	—	$40,441,405

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Aggregate Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$159,748,944	159,748,944	$139,655,567	139,655,567	—	$423,973	—	$20,093,377

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

Investment Grade Corporate ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$32,617,927	32,617,927	$30,606,049	30,606,049	—	$27,536	—	$2,011,878

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Multisector Income ETF	Affiliate Value at August 26, 2025, (inception date)	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$2,803,591	2,803,591	$2,374,855	2,374,855	—	$5,560	—	$428,736

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Senior Loan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$283,803,528	283,803,528	$210,275,411	210,275,411	—	$749,845	—	$73,528,117
Franklin High Yield Corporate ETF	7,052,870	1,213,499	50,000	—	—	—	438,218	$180,391	8,446,760
	$7,052,870	$285,017,027		$210,275,411		—	$1,188,063	$180,391	$81,974,877

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Systematic Style Premia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$227,661,167	227,661,167	$82,053,414	82,053,414	—	$838,723	—	$145,607,753

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Core Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$26,518,552	$512,411,095	512,411,095	$489,766,672	489,766,672	—	$919,648	—	$49,162,975

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

U.S. Treasury Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$15,120,922	$137,155,697	137,155,697	$132,974,870	132,974,870	—	$358,169	—	$19,301,749

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Ultra Short Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,259	$59,724,335	59,724,335	$59,720,543	59,720,543	—	$14,344	—	$5,051

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
4. Restricted securities
The following investments in Franklin Genomic Advancements ETF are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Value at 12/31/2025	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	240	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	240	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
Total			$0	$0		0.00%

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Franklin Templeton ETF Trust 2025 Quarterly Report